CONSERVATIVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 88.5%
Common Stocks — 49.0%
Aerospace & Defense — 1.3%
Airbus SE (France)	867	$ 115,013
Arconic, Inc.	21,480	410,483
Boeing Co. (The)	26,950	10,279,269
General Dynamics Corp.	14,100	2,386,848
Harris Corp.	5,900	942,289
Huntington Ingalls Industries, Inc.	2,200	455,840
L3 Technologies, Inc.	4,200	866,754
Lockheed Martin Corp.	12,680	3,806,029
MTU Aero Engines AG (Germany)	682	154,768
Northrop Grumman Corp.	8,862	2,389,195
Raytheon Co.	14,400	2,621,952
Textron, Inc.	12,500	633,250
Thales SA (France)	144	17,274
TransDigm Group, Inc.*	2,500	1,134,975
United Technologies Corp.	41,302	5,323,415
		31,537,354
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	7,300	635,027
Expeditors International of Washington, Inc.	8,600	652,740
FedEx Corp.	12,280	2,227,715
SG Holdings Co. Ltd. (Japan)	1,300	37,863
United Parcel Service, Inc. (Class B Stock)	35,000	3,910,900
		7,464,245
Airlines — 0.2%
Alaska Air Group, Inc.(a)	6,500	364,780
American Airlines Group, Inc.	20,300	644,728
Delta Air Lines, Inc.	31,700	1,637,305
Deutsche Lufthansa AG (Germany)	5,614	123,544
Japan Airlines Co. Ltd. (Japan)	2,900	102,121
Southwest Airlines Co.	26,000	1,349,660
United Continental Holdings, Inc.*	11,600	925,448
		5,147,586
Auto Components — 0.1%
Aptiv PLC	13,400	1,065,166
BorgWarner, Inc.	9,600	368,736
Cie Generale des Etablissements Michelin SCA (France)	1,192	141,202
Koito Manufacturing Co. Ltd. (Japan)	100	5,669
		1,580,773
Automobiles — 0.2%
Ferrari NV (Italy)	166	22,325
Fiat Chrysler Automobiles NV (United Kingdom)*	1,497	22,331
Ford Motor Co.	197,185	1,731,284
General Motors Co.	66,100	2,452,310
Harley-Davidson, Inc.(a)	7,900	281,714
Honda Motor Co. Ltd. (Japan)	5,700	154,221
Isuzu Motors Ltd. (Japan)	9,200	121,044
Peugeot SA (France)	6,857	167,690
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Toyota Motor Corp. (Japan)	3,500	$ 205,182
Volkswagen AG (Germany)	45	7,335
		5,165,436
Banks — 2.7%
ABN AMRO Group NV (Netherlands), CVA, 144A	948	21,402
Bank Leumi Le-Israel BM (Israel)	21,037	137,282
Bank of America Corp.	467,521	12,898,904
Bank of Ireland Group PLC (Ireland)	1,493	8,898
Bank of Queensland Ltd. (Australia)	616	3,983
BB&T Corp.	39,000	1,814,670
BNP Paribas SA (France)	1,557	74,606
Citigroup, Inc.	123,135	7,661,460
Citizens Financial Group, Inc.	24,000	780,000
Comerica, Inc.	8,200	601,224
Commerzbank AG (Germany)*	1,553	12,064
Commonwealth Bank of Australia (Australia)	2,441	122,451
Credit Agricole SA (France)	11,959	144,657
DBS Group Holdings Ltd. (Singapore)	1,900	35,472
DNB ASA (Norway)	1,450	26,746
Erste Group Bank AG (Austria)	463	17,043
Fifth Third Bancorp	37,321	941,236
First Republic Bank	7,800	783,588
Hang Seng Bank Ltd. (Hong Kong)	1,100	27,199
HSBC Holdings PLC (United Kingdom)	14,599	118,502
Huntington Bancshares, Inc.	54,536	691,516
ING Groep NV (Netherlands)	10,463	126,834
Intesa Sanpaolo SpA (Italy)	16,948	41,334
JPMorgan Chase & Co.	169,345	17,142,794
KBC Group NV (Belgium)	377	26,395
KeyCorp	51,400	809,550
Lloyds Banking Group PLC (United Kingdom)	109,687	88,955
M&T Bank Corp.	7,300	1,146,246
Mediobanca Banca di Credito Finanziario SpA (Italy)	13,648	142,137
Mitsubishi UFJ Financial Group, Inc. (Japan)	41,000	203,099
Mizuho Financial Group, Inc. (Japan)	33,500	51,827
Nordea Bank Abp (Finland)	4,691	35,760
People’s United Financial, Inc.	16,500	271,260
PNC Financial Services Group, Inc. (The)	23,433	2,874,292
Raiffeisen Bank International AG (Austria)	4,372	98,367
Regions Financial Corp.	52,003	735,842
Resona Holdings, Inc. (Japan)	30,500	131,973
Royal Bank of Scotland Group PLC (United Kingdom)	7,299	23,529
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	11,393	98,738
Societe Generale SA (France)	1,848	53,521
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	500	17,965
SunTrust Banks, Inc.	23,200	1,374,600
SVB Financial Group*	2,700	600,372
A0

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,537	$ 37,338
Swedbank AB (Sweden) (Class A Stock)	1,260	17,815
U.S. Bancorp	77,185	3,719,545
United Overseas Bank Ltd. (Singapore)	4,900	91,048
Wells Fargo & Co.	213,464	10,314,580
Zions Bancorp NA	9,450	429,125
		67,627,744
Beverages — 0.9%
Asahi Group Holdings Ltd. (Japan)	500	22,275
Brown-Forman Corp. (Class B Stock)	8,475	447,310
Carlsberg A/S (Denmark) (Class B Stock)	162	20,265
Coca-Cola Co. (The)	196,801	9,222,095
Coca-Cola European Partners PLC (United Kingdom)	3,500	181,090
Constellation Brands, Inc. (Class A Stock)	8,500	1,490,305
Diageo PLC (United Kingdom)	297	12,145
Kirin Holdings Co. Ltd. (Japan)	6,900	164,528
Molson Coors Brewing Co. (Class B Stock)	9,700	578,605
Monster Beverage Corp.*	20,000	1,091,600
PepsiCo, Inc.	71,707	8,787,693
Treasury Wine Estates Ltd. (Australia)	1,144	12,137
		22,030,048
Biotechnology — 1.1%
AbbVie, Inc.	76,300	6,149,017
Alexion Pharmaceuticals, Inc.*	11,300	1,527,534
Amgen, Inc.	32,637	6,200,377
Biogen, Inc.*	10,360	2,448,897
Celgene Corp.*	35,400	3,339,636
Gilead Sciences, Inc.	65,300	4,245,153
Incyte Corp.*	9,100	782,691
Regeneron Pharmaceuticals, Inc.*	4,140	1,699,967
Vertex Pharmaceuticals, Inc.*	13,200	2,428,140
		28,821,412
Building Products — 0.1%
A.O. Smith Corp.	7,800	415,896
Allegion PLC	5,133	465,614
Fortune Brands Home & Security, Inc.	6,600	314,226
Johnson Controls International PLC	46,622	1,722,217
Kingspan Group PLC (Ireland)	229	10,606
Masco Corp.	15,800	621,098
		3,549,657
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	12,082	155,075
Affiliated Managers Group, Inc.	2,600	278,486
Ameriprise Financial, Inc.	7,220	924,882
ASX Ltd. (Australia)	297	14,738
Bank of New York Mellon Corp. (The)	46,358	2,337,834
BlackRock, Inc.	6,200	2,649,694
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Cboe Global Markets, Inc.	5,900	$ 563,096
Charles Schwab Corp. (The)	60,550	2,589,118
CME Group, Inc.	17,900	2,945,982
E*TRADE Financial Corp.	12,820	595,233
Franklin Resources, Inc.(a)	15,200	503,728
Goldman Sachs Group, Inc. (The)	17,700	3,398,223
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5,400	188,737
Intercontinental Exchange, Inc.	28,955	2,204,634
Invesco Ltd.	20,600	397,786
Macquarie Group Ltd. (Australia)	2,287	210,099
Moody’s Corp.	8,350	1,512,101
Morgan Stanley	66,780	2,818,116
MSCI, Inc.	4,600	914,664
Nasdaq, Inc.(a)	6,200	542,438
Northern Trust Corp.	11,200	1,012,592
Raymond James Financial, Inc.	6,500	522,665
S&P Global, Inc.	12,700	2,673,985
State Street Corp.	19,500	1,283,295
T. Rowe Price Group, Inc.	12,300	1,231,476
		32,468,677
Chemicals — 1.0%
Air Liquide SA (France)	91	11,584
Air Products & Chemicals, Inc.	11,100	2,119,656
Albemarle Corp.(a)	5,500	450,890
Arkema SA (France)	104	9,918
Celanese Corp.	6,300	621,243
CF Industries Holdings, Inc.	12,000	490,560
Covestro AG (Germany), 144A	865	47,717
DowDuPont, Inc.	116,241	6,196,808
Eastman Chemical Co.	7,100	538,748
Ecolab, Inc.	12,800	2,259,712
FMC Corp.	6,800	522,376
International Flavors & Fragrances, Inc.(a)	5,000	643,950
Israel Chemicals Ltd. (Israel)	20,175	104,973
Linde PLC (United Kingdom)	27,800	4,890,854
LyondellBasell Industries NV (Class A Stock)	16,100	1,353,688
Mitsubishi Chemical Holdings Corp. (Japan)	20,000	140,882
Mitsubishi Gas Chemical Co., Inc. (Japan)	400	5,712
Mosaic Co. (The)	17,700	483,387
PPG Industries, Inc.	12,200	1,377,014
Sherwin-Williams Co. (The)	4,250	1,830,517
Shin-Etsu Chemical Co. Ltd. (Japan)	2,000	167,890
Showa Denko KK (Japan)	200	7,060
Solvay SA (Belgium)	110	11,929
Sumitomo Chemical Co. Ltd. (Japan)	2,000	9,308
Teijin Ltd. (Japan)	700	11,548
		24,307,924
Commercial Services & Supplies — 0.2%
Cintas Corp.	4,400	889,284
Copart, Inc.*(a)	10,600	642,254
Republic Services, Inc.	10,965	881,367

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Rollins, Inc.	6,600	$ 274,692
Secom Co. Ltd. (Japan)	300	25,696
Waste Management, Inc.	19,942	2,072,173
		4,785,466
Communications Equipment — 0.6%
Arista Networks, Inc.*	2,800	880,488
Cisco Systems, Inc.	228,800	12,352,912
F5 Networks, Inc.*	3,300	517,869
Juniper Networks, Inc.	16,500	436,755
Motorola Solutions, Inc.	8,489	1,192,026
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	4,747	43,721
		15,423,771
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,769	121,762
CIMIC Group Ltd. (Australia)	2,360	80,870
Fluor Corp.	6,500	239,200
HOCHTIEF AG (Germany)	719	104,356
Jacobs Engineering Group, Inc.	5,900	443,621
Kajima Corp. (Japan)	700	10,342
Obayashi Corp. (Japan)	1,000	10,071
Quanta Services, Inc.	7,400	279,276
Taisei Corp. (Japan)	300	13,936
Vinci SA (France)	568	55,338
		1,358,772
Construction Materials — 0.1%
CRH PLC (Ireland)	1,147	35,633
HeidelbergCement AG (Germany)	593	42,790
Martin Marietta Materials, Inc.	3,400	684,012
Vulcan Materials Co.	6,600	781,440
		1,543,875
Consumer Finance — 0.3%
American Express Co.	35,600	3,891,080
Capital One Financial Corp.	24,161	1,973,712
Discover Financial Services	17,240	1,226,798
Synchrony Financial	34,072	1,086,897
		8,178,487
Containers & Packaging — 0.2%
Avery Dennison Corp.	4,300	485,900
Ball Corp.	17,300	1,000,978
International Paper Co.	20,473	947,286
Packaging Corp. of America	5,100	506,838
Sealed Air Corp.	8,000	368,480
Westrock Co.	12,344	473,392
		3,782,874
Distributors — 0.1%
Genuine Parts Co.	7,800	873,834
LKQ Corp.*	15,000	425,700
		1,299,534
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.0%
H&R Block, Inc.	10,500	$ 251,370
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	99,240	19,936,324
Industrivarden AB (Sweden) (Class C Stock)	250	5,246
Jefferies Financial Group, Inc.	14,400	270,576
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	13,300	67,840
ORIX Corp. (Japan)	11,100	159,313
		20,439,299
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	371,136	11,638,825
BT Group PLC (United Kingdom)	12,812	37,262
CenturyLink, Inc.(a)	47,279	566,875
Deutsche Telekom AG (Germany)	13,269	220,592
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	6,000	9,651
Nippon Telegraph & Telephone Corp. (Japan)	3,000	127,415
Swisscom AG (Switzerland)	36	17,640
Telecom Italia SpA (Italy), RSP	22,010	12,537
Telefonica Deutschland Holding AG (Germany)	1,110	3,491
Telefonica SA (Spain)	8,937	74,985
Telenor ASA (Norway)	7,641	153,148
Telstra Corp. Ltd. (Australia)	6,393	15,064
Verizon Communications, Inc.	211,376	12,498,663
		25,376,148
Electric Utilities — 1.0%
Alliant Energy Corp.	11,300	532,569
American Electric Power Co., Inc.	24,860	2,082,025
Chubu Electric Power Co., Inc. (Japan)	900	14,049
Duke Energy Corp.	36,761	3,308,490
Edison International	16,900	1,046,448
Endesa SA (Spain)	2,064	52,678
Enel SpA (Italy)	37,277	239,102
Entergy Corp.	9,000	860,670
Evergy, Inc.	14,000	812,700
Eversource Energy	16,300	1,156,485
Exelon Corp.	48,613	2,436,970
FirstEnergy Corp.	24,706	1,028,017
Iberdrola SA (Spain)	9,375	82,290
Kansai Electric Power Co., Inc. (The) (Japan)	9,400	138,610
NextEra Energy, Inc.	24,000	4,639,680
Pinnacle West Capital Corp.	5,900	563,922
PPL Corp.	35,600	1,129,944
Red Electrica Corp. SA (Spain)	592	12,615
Southern Co. (The)	52,200	2,697,696
Terna Rete Elettrica Nazionale SpA (Italy)	5,534	35,133
Xcel Energy, Inc.	25,510	1,433,917
		24,304,010

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 0.2%
AMETEK, Inc.	11,500	$ 954,155
Eaton Corp. PLC	21,837	1,759,189
Emerson Electric Co.	31,700	2,170,499
Legrand SA (France)	364	24,402
Melrose Industries PLC (United Kingdom)	7,416	17,725
Rockwell Automation, Inc.	6,200	1,087,852
Schneider Electric SE (France)	840	65,974
Vestas Wind Systems A/S (Denmark)	296	24,933
		6,104,729
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	15,200	1,435,488
Corning, Inc.	40,800	1,350,480
FLIR Systems, Inc.	7,100	337,818
Hexagon AB (Sweden) (Class B Stock)	386	20,188
Hitachi Ltd. (Japan)	2,400	77,720
IPG Photonics Corp.*	2,100	318,738
Keysight Technologies, Inc.*	9,900	863,280
Murata Manufacturing Co. Ltd. (Japan)	300	14,964
TE Connectivity Ltd.(a)	17,600	1,421,200
Venture Corp. Ltd. (Singapore)	4,700	62,364
		5,902,240
Energy Equipment & Services — 0.3%
Baker Hughes a GE Co.	25,098	695,716
Halliburton Co.	43,700	1,280,410
Helmerich & Payne, Inc.	5,400	300,024
National Oilwell Varco, Inc.	18,400	490,176
Schlumberger Ltd.	69,724	3,037,875
TechnipFMC PLC (United Kingdom)	20,600	484,512
		6,288,713
Entertainment — 0.9%
Activision Blizzard, Inc.(a)	38,400	1,748,352
Electronic Arts, Inc.*	15,400	1,565,102
Netflix, Inc.*	22,050	7,862,148
Nintendo Co. Ltd. (Japan)	200	57,025
Take-Two Interactive Software, Inc.*	5,800	547,346
Viacom, Inc. (Class B Stock)	16,934	475,337
Walt Disney Co. (The)	96,392	10,702,404
		22,957,714
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	5,600	798,336
American Tower Corp.	22,500	4,433,850
Apartment Investment & Management Co. (Class A Stock)	8,236	414,188
AvalonBay Communities, Inc.	6,975	1,400,092
Boston Properties, Inc.	7,800	1,044,264
Crown Castle International Corp.	20,900	2,675,200
Dexus (Australia)	1,497	13,544
Digital Realty Trust, Inc.	10,300	1,225,700
Duke Realty Corp.	18,200	556,556
Equinix, Inc.	4,154	1,882,427
Equity Residential	18,400	1,385,888
Essex Property Trust, Inc.	3,350	968,954
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Extra Space Storage, Inc.(a)	6,400	$ 652,224
Federal Realty Investment Trust	3,700	510,045
Goodman Group (Australia)	19,412	184,022
HCP, Inc.	23,400	732,420
Host Hotels & Resorts, Inc.	36,782	695,180
Iron Mountain, Inc.(a)	14,702	521,333
Kimco Realty Corp.	18,700	345,950
Land Securities Group PLC (United Kingdom)	12,416	147,789
Link REIT (Hong Kong)	3,000	35,109
Macerich Co. (The)	5,500	238,425
Mid-America Apartment Communities, Inc.	6,000	655,980
Mirvac Group (Australia)	5,038	9,831
Nippon Building Fund, Inc. (Japan)	2	13,537
Prologis, Inc.	31,677	2,279,160
Public Storage	7,600	1,655,128
Realty Income Corp.	14,600	1,073,976
Regency Centers Corp.	8,700	587,163
SBA Communications Corp.*	5,800	1,158,028
Simon Property Group, Inc.(a)	15,593	2,841,200
SL Green Realty Corp.	4,300	386,656
UDR, Inc.	13,200	600,072
Ventas, Inc.	17,918	1,143,348
Vornado Realty Trust	8,525	574,926
Welltower, Inc.(a)	18,800	1,458,880
Weyerhaeuser Co.	37,818	996,126
		36,295,507
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	22,100	5,351,294
ICA Gruppen AB (Sweden)	1,268	50,866
J Sainsbury PLC (United Kingdom)	20,236	62,181
Koninklijke Ahold Delhaize NV (Netherlands)	6,472	172,216
Kroger Co. (The)	39,992	983,803
METRO AG (Germany)	2,714	45,102
Seven & i Holdings Co. Ltd. (Japan)	1,200	45,280
Sysco Corp.	24,100	1,608,916
Walgreens Boots Alliance, Inc.	42,500	2,688,975
Walmart, Inc.	72,300	7,051,419
		18,060,052
Food Products — 0.6%
Archer-Daniels-Midland Co.	28,226	1,217,387
Campbell Soup Co.(a)	9,000	343,170
Conagra Brands, Inc.	23,000	638,020
General Mills, Inc.	29,300	1,516,275
Hershey Co. (The)	7,400	849,742
Hormel Foods Corp.(a)	13,300	595,308
J.M. Smucker Co. (The)(a)	6,100	710,650
Kellogg Co.(a)	12,700	728,726
Kraft Heinz Co. (The)	31,317	1,022,500
Lamb Weston Holdings, Inc.	7,400	554,556
McCormick & Co., Inc.	6,100	918,843
MEIJI Holdings Co. Ltd. (Japan)	200	16,235
Mondelez International, Inc. (Class A Stock)	73,853	3,686,742

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Nestle SA (Switzerland)	4,668	$ 445,124
Orkla ASA (Norway)	1,233	9,473
Tate & Lyle PLC (United Kingdom)	16,744	158,341
Tyson Foods, Inc. (Class A Stock)	14,700	1,020,621
WH Group Ltd. (Hong Kong), 144A	13,000	13,939
Wilmar International Ltd. (Singapore)	55,600	135,774
		14,581,426
Gas Utilities — 0.0%
Atmos Energy Corp.	5,400	555,822
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	89,200	7,130,648
ABIOMED, Inc.*	2,360	673,992
Align Technology, Inc.*	3,800	1,080,454
Baxter International, Inc.	25,000	2,032,750
Becton, Dickinson & Co.	13,810	3,448,771
Boston Scientific Corp.*	69,667	2,673,820
ConvaTec Group PLC (United Kingdom), 144A	2,078	3,835
Cooper Cos., Inc. (The)	2,640	781,889
Danaher Corp.	32,100	4,237,842
DENTSPLY SIRONA, Inc.	10,800	535,572
Edwards Lifesciences Corp.*	10,600	2,028,098
Hologic, Inc.*	13,600	658,240
Hoya Corp. (Japan)	2,000	132,375
IDEXX Laboratories, Inc.*	4,400	983,840
Intuitive Surgical, Inc.*	5,760	3,286,541
Medtronic PLC	68,090	6,201,637
ResMed, Inc.	7,100	738,187
Smith & Nephew PLC (United Kingdom)	3,539	70,249
Sonova Holding AG (Switzerland)	76	15,053
Stryker Corp.	15,900	3,140,568
Teleflex, Inc.	2,400	725,184
Varian Medical Systems, Inc.*	4,600	651,912
Zimmer Biomet Holdings, Inc.	10,300	1,315,310
		42,546,767
Health Care Providers & Services — 1.3%
Alfresa Holdings Corp. (Japan)	2,900	82,624
AmerisourceBergen Corp.	8,100	644,112
Anthem, Inc.	13,300	3,816,834
Cardinal Health, Inc.	15,250	734,287
Centene Corp.*	20,800	1,104,480
Cigna Corp.	19,200	3,087,744
CVS Health Corp.	65,083	3,509,926
DaVita, Inc.*	6,400	347,456
Fresenius Medical Care AG & Co. KGaA (Germany)	468	37,873
Fresenius SE & Co. KGaA (Germany)	564	31,557
HCA Healthcare, Inc.	13,600	1,773,168
Henry Schein, Inc.*	7,700	462,847
Humana, Inc.	6,950	1,848,700
Laboratory Corp. of America Holdings*	5,200	795,496
McKesson Corp.	10,130	1,185,818
Medipal Holdings Corp. (Japan)	6,700	159,246
Quest Diagnostics, Inc.	6,800	611,456
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	48,960	$ 12,105,850
Universal Health Services, Inc. (Class B Stock)	4,300	575,211
WellCare Health Plans, Inc.*	2,500	674,375
		33,589,060
Health Care Technology — 0.0%
Cerner Corp.*	16,500	943,965
Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	257	10,420
Carnival Corp.	20,300	1,029,616
Carnival PLC	263	12,920
Chipotle Mexican Grill, Inc.*	1,400	994,434
Compass Group PLC (United Kingdom)	7,924	186,264
Darden Restaurants, Inc.	6,450	783,482
Genting Singapore Ltd. (Singapore)	9,300	7,157
Hilton Worldwide Holdings, Inc.	15,300	1,271,583
Marriott International, Inc. (Class A Stock)	14,528	1,817,308
McDonald’s Corp.	39,100	7,425,090
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	9,248
MGM Resorts International	25,800	662,028
Norwegian Cruise Line Holdings Ltd.*	11,200	615,552
Oriental Land Co. Ltd. (Japan)	300	34,100
Paddy Power Betfair PLC (Ireland)	114	8,802
Royal Caribbean Cruises Ltd.	9,000	1,031,580
Sodexo SA (France)	137	15,095
Starbucks Corp.(a)	63,600	4,728,024
TUI AG (Germany)	591	5,677
Wynn Resorts Ltd.	4,700	560,804
Yum! Brands, Inc.	16,000	1,596,960
		22,806,144
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	1,516	11,849
Berkeley Group Holdings PLC (United Kingdom)	3,268	157,068
D.R. Horton, Inc.	17,500	724,150
Garmin Ltd.	6,000	518,100
Leggett & Platt, Inc.	6,300	265,986
Lennar Corp. (Class A Stock)	14,600	716,714
Mohawk Industries, Inc.*	3,340	421,341
Newell Brands, Inc.(a)	21,814	334,627
Persimmon PLC (United Kingdom)	458	12,967
PulteGroup, Inc.	12,922	361,299
Sony Corp. (Japan)	4,300	180,659
Whirlpool Corp.	3,426	455,281
		4,160,041
Household Products — 0.8%
Church & Dwight Co., Inc.	12,600	897,498
Clorox Co. (The)	6,500	1,042,990
Colgate-Palmolive Co.	43,700	2,995,198
Essity AB (Sweden) (Class B Stock)	917	26,476

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Henkel AG & Co. KGaA (Germany)	143	$ 13,615
Kimberly-Clark Corp.	17,500	2,168,250
Procter & Gamble Co. (The)	127,325	13,248,166
Reckitt Benckiser Group PLC (United Kingdom)	1,024	85,227
		20,477,420
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.	30,700	555,056
Electric Power Development Co. Ltd. (Japan)	500	12,178
NRG Energy, Inc.	14,700	624,456
		1,191,690
Industrial Conglomerates — 0.7%
3M Co.	29,600	6,150,288
General Electric Co.	445,330	4,448,847
Honeywell International, Inc.	37,412	5,945,515
NWS Holdings Ltd. (Hong Kong)	42,000	92,148
Roper Technologies, Inc.	5,200	1,778,244
		18,415,042
Insurance — 1.1%
Aegon NV (Netherlands)	2,696	13,019
Aflac, Inc.	38,700	1,935,000
Ageas (Belgium)	278	13,411
AIA Group Ltd. (Hong Kong)	7,400	74,057
Allianz SE (Germany)	1,261	281,246
Allstate Corp. (The)	17,500	1,648,150
American International Group, Inc.	44,739	1,926,461
Aon PLC	12,300	2,099,610
Arthur J. Gallagher & Co.	9,000	702,900
Assurant, Inc.	3,000	284,730
Aviva PLC (United Kingdom)	10,322	55,515
Brighthouse Financial, Inc.*	6,054	219,700
Chubb Ltd.	23,386	3,275,911
Cincinnati Financial Corp.	7,737	664,608
Dai-ichi Life Holdings, Inc. (Japan)	1,500	20,847
Direct Line Insurance Group PLC (United Kingdom)	2,131	9,809
Everest Re Group Ltd.	2,200	475,112
Hartford Financial Services Group, Inc. (The)	17,700	880,044
Japan Post Holdings Co. Ltd. (Japan)	2,400	28,086
Legal & General Group PLC (United Kingdom)	50,315	180,743
Lincoln National Corp.	11,318	664,367
Loews Corp.	13,675	655,443
Marsh & McLennan Cos., Inc.	25,500	2,394,450
MetLife, Inc.	50,100	2,132,757
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	46(r )	10,898
NN Group NV (Netherlands)	3,330	138,546
Principal Financial Group, Inc.	13,100	657,489
Progressive Corp. (The)	29,400	2,119,446
Swiss Life Holding AG (Switzerland)*	95	41,955
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
T&D Holdings, Inc. (Japan)	800	$ 8,396
Tokio Marine Holdings, Inc. (Japan)	900	43,555
Torchmark Corp.	5,625	460,969
Travelers Cos., Inc. (The)	13,535	1,856,461
Unum Group	11,310	382,617
Willis Towers Watson PLC	6,640	1,166,316
Zurich Insurance Group AG (Switzerland)	579	192,002
		27,714,626
Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	15,300	18,006,417
Alphabet, Inc. (Class C Stock)*	15,723	18,447,953
Auto Trader Group PLC (United Kingdom), 144A	16,363	111,233
Facebook, Inc. (Class A Stock)*	121,920	20,322,845
TripAdvisor, Inc.*(a)	5,150	264,968
Twitter, Inc.*(a)	35,600	1,170,528
		58,323,944
Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.*	21,130	37,627,248
Booking Holdings, Inc.*	2,430	4,240,131
eBay, Inc.	46,100	1,712,154
Expedia Group, Inc.(a)	5,950	708,050
Rakuten, Inc. (Japan)	3,400	32,228
		44,319,811
IT Services — 2.5%
Accenture PLC (Class A Stock)	32,300	5,685,446
Adyen NV (Netherlands), 144A*	28	22,009
Akamai Technologies, Inc.*	8,700	623,877
Alliance Data Systems Corp.	2,640	461,947
Amadeus IT Group SA (Spain)	670	53,740
Atos SE (France)	138	13,326
Automatic Data Processing, Inc.	22,100	3,530,254
Broadridge Financial Solutions, Inc.	6,000	622,140
Capgemini SE (France)	134	16,269
Cognizant Technology Solutions Corp. (Class A Stock)	29,200	2,115,540
DXC Technology Co.	14,128	908,572
Fidelity National Information Services, Inc.	16,600	1,877,460
Fiserv, Inc.*(a)	20,400	1,800,912
FleetCor Technologies, Inc.*	4,600	1,134,314
Fujitsu Ltd. (Japan)	600	43,283
Gartner, Inc.*	4,900	743,232
Global Payments, Inc.	7,900	1,078,508
International Business Machines Corp.	46,400	6,547,040
Jack Henry & Associates, Inc.	3,800	527,212
Mastercard, Inc. (Class A Stock)	46,000	10,830,700
NTT Data Corp. (Japan)	1,000	11,032
Obic Co. Ltd. (Japan)	200	20,155
Paychex, Inc.	16,100	1,291,220
PayPal Holdings, Inc.*	59,600	6,188,864
Total System Services, Inc.	8,496	807,205
VeriSign, Inc.*	5,700	1,034,892

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	89,500	$ 13,979,005
Western Union Co. (The)	21,510	397,290
Wirecard AG (Germany)(a)	918	115,927
		62,481,371
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	300	14,066
Hasbro, Inc.	6,300	535,626
Mattel, Inc.*(a)	16,051	208,663
Shimano, Inc. (Japan)	100	16,268
		774,623
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	16,014	1,287,205
Illumina, Inc.*	7,500	2,330,175
IQVIA Holdings, Inc.*	8,200	1,179,570
Mettler-Toledo International, Inc.*	1,300	939,900
PerkinElmer, Inc.	5,900	568,524
QIAGEN NV*	310	12,586
Thermo Fisher Scientific, Inc.	20,580	5,633,158
Waters Corp.*	3,900	981,669
		12,932,787
Machinery — 0.8%
Alstom SA (France)	233	10,118
Amada Holdings Co. Ltd. (Japan)	1,400	13,857
Atlas Copco AB (Sweden) (Class A Stock)	1,031	27,728
Atlas Copco AB (Sweden) (Class B Stock)	585	14,506
Caterpillar, Inc.	30,000	4,064,700
CNH Industrial NV (United Kingdom)	1,531	15,593
Cummins, Inc.(a)	7,600	1,199,812
Daifuku Co. Ltd. (Japan)	1,200	62,635
Deere & Co.	16,280	2,602,195
Dover Corp.	7,500	703,500
Flowserve Corp.	6,100	275,354
Fortive Corp.	15,550	1,304,490
Hitachi Construction Machinery Co. Ltd. (Japan)	400	10,635
Illinois Tool Works, Inc.(a)	15,600	2,239,068
Ingersoll-Rand PLC	12,400	1,338,580
PACCAR, Inc.	17,643	1,202,194
Parker-Hannifin Corp.	6,665	1,143,847
Pentair PLC	7,677	341,703
Sandvik AB (Sweden)	10,227	166,623
Schindler Holding AG (Switzerland)	71	14,720
Snap-on, Inc.(a)	3,100	485,212
Stanley Black & Decker, Inc.	7,697	1,048,101
Sumitomo Heavy Industries Ltd. (Japan)	200	6,482
Volvo AB (Sweden) (Class B Stock)	11,123	172,584
Wabtec Corp.(a)	5,251	387,104
Xylem, Inc.	9,000	711,360
Yangzijiang Shipbuilding Holdings Ltd. (China)	143,700	159,419
		19,722,120
	Shares	Value
Common Stocks (continued)
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	5	$ 6,052
Media — 0.7%
CBS Corp. (Class B Stock)	17,034	809,626
Charter Communications, Inc. (Class A Stock)*(a)	9,080	3,149,943
Comcast Corp. (Class A Stock)	230,280	9,206,594
Discovery, Inc. (Class A Stock)*	7,800	210,756
Discovery, Inc. (Class C Stock)*	16,600	421,972
DISH Network Corp. (Class A Stock)*	11,400	361,266
Eutelsat Communications SA (France)	256	4,484
Fox Corp. (Class A Stock)*	17,700	649,767
Fox Corp. (Class B Stock)*	8,233	295,400
Hakuhodo DY Holdings, Inc. (Japan)	900	14,470
I-CABLE Communications Ltd. (Hong Kong)*	3,831	51
Interpublic Group of Cos., Inc. (The)	18,831	395,639
News Corp. (Class A Stock)	16,175	201,217
News Corp. (Class B Stock)	4,800	59,952
Omnicom Group, Inc.(a)	11,700	853,983
Pearson PLC (United Kingdom)	1,202	13,092
RTL Group SA (Luxembourg)	138	7,543
		16,655,755
Metals & Mining — 0.1%
Anglo American PLC (South Africa)	7,358	197,369
ArcelorMittal (Luxembourg)	6,587	134,091
BHP Group Ltd. (Australia)	4,524	123,672
BHP Group PLC (Australia)	2,908	70,084
BlueScope Steel Ltd. (Australia)	4,181	41,532
Freeport-McMoRan, Inc.	69,388	894,411
Glencore PLC (Switzerland)*	15,764	65,446
JFE Holdings, Inc. (Japan)	700	11,882
Kobe Steel Ltd. (Japan)	3,000	22,523
Newmont Mining Corp.	27,100	969,367
Nippon Steel Corp. (Japan)	1,100	19,428
Nucor Corp.	16,400	956,940
Rio Tinto Ltd. (Australia)	568	39,528
Rio Tinto PLC (Australia)	1,658	96,611
South32 Ltd. (Australia)	7,203	19,022
		3,661,906
Multiline Retail — 0.3%
Dollar General Corp.(a)	13,400	1,598,620
Dollar Tree, Inc.*	12,365	1,298,819
Kohl’s Corp.(a)	8,300	570,791
Macy’s, Inc.	14,674	352,616
Next PLC (United Kingdom)	214	15,555
Nordstrom, Inc.(a)	6,100	270,718
Pan Pacific International Holdings Corp. (Japan)	200	13,277
Target Corp.(a)	26,500	2,126,890
Wesfarmers Ltd. (Australia)	1,540	37,907
		6,285,193
Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	10,885	168,194

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Ameren Corp.	12,200	$ 897,310
CenterPoint Energy, Inc.	24,000	736,800
CMS Energy Corp.	14,800	821,992
Consolidated Edison, Inc.	15,700	1,331,517
Dominion Energy, Inc.	40,915	3,136,544
DTE Energy Co.	9,100	1,135,134
National Grid PLC (United Kingdom)	7,882	87,379
NiSource, Inc.	17,300	495,818
Public Service Enterprise Group, Inc.	25,400	1,509,014
Sempra Energy	14,019	1,764,431
WEC Energy Group, Inc.	16,313	1,290,032
		13,374,165
Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA (Norway)	160	5,720
Anadarko Petroleum Corp.	25,754	1,171,292
Apache Corp.(a)	19,314	669,423
BP PLC (United Kingdom)	19,763	143,903
Cabot Oil & Gas Corp.(a)	21,400	558,540
Chevron Corp.	96,922	11,938,852
Cimarex Energy Co.	5,200	363,480
Concho Resources, Inc.	10,100	1,120,696
ConocoPhillips	58,577	3,909,429
Devon Energy Corp.	23,600	744,816
Diamondback Energy, Inc.	7,200	731,016
Enagas SA (Spain)	882	25,678
Eni SpA (Italy)	4,231	74,894
EOG Resources, Inc.	29,200	2,779,256
Equinor ASA (Norway)	1,175	25,764
Exxon Mobil Corp.	216,199	17,468,879
Hess Corp.	12,700	764,921
HollyFrontier Corp.	8,200	404,014
Kinder Morgan, Inc.	98,398	1,968,944
Lundin Petroleum AB (Sweden)	262	8,894
Marathon Oil Corp.	40,482	676,454
Marathon Petroleum Corp.	34,719	2,077,932
Neste OYJ (Finland)	1,302	138,937
Noble Energy, Inc.	24,000	593,520
Occidental Petroleum Corp.	38,500	2,548,700
ONEOK, Inc.	20,700	1,445,688
Phillips 66	21,538	2,049,772
Pioneer Natural Resources Co.	8,550	1,301,994
Repsol SA (Spain)	9,357	160,349
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	6,913	217,361
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,871	59,195
Santos Ltd. (Australia)	21,872	105,661
Snam SpA (Italy)	19,132	98,390
TOTAL SA (France)	1,552	86,308
Valero Energy Corp.	21,600	1,832,328
Williams Cos., Inc. (The)	60,300	1,731,816
Woodside Petroleum Ltd. (Australia)	1,430	35,093
		60,037,909
	Shares	Value
Common Stocks (continued)
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	758	$ 9,280
UPM-Kymmene OYJ (Finland)	735	21,486
		30,766
Personal Products — 0.1%
Coty, Inc. (Class A Stock)(a)	19,800	227,700
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,300	1,870,715
L’Oreal SA (France)	387	104,262
Unilever NV (United Kingdom), CVA	2,540	147,846
Unilever PLC (United Kingdom)	1,882	107,949
		2,458,472
Pharmaceuticals — 2.4%
Allergan PLC	16,075	2,353,541
Astellas Pharma, Inc. (Japan)	5,900	88,587
AstraZeneca PLC (United Kingdom)	255	20,316
Bayer AG (Germany)	870	56,294
Bristol-Myers Squibb Co.	82,170	3,920,331
Eisai Co. Ltd. (Japan)	400	22,501
Eli Lilly & Co.(a)	48,200	6,254,432
GlaxoSmithKline PLC (United Kingdom)	2,091	43,458
H. Lundbeck A/S (Denmark)	1,316	56,952
Johnson & Johnson	136,278	19,050,302
Merck & Co., Inc.	133,833	11,130,890
Merck KGaA (Germany)	204	23,292
Mylan NV*	25,600	725,504
Nektar Therapeutics*	8,200	275,520
Novartis AG (Switzerland)	4,893	471,413
Novo Nordisk A/S (Denmark) (Class B Stock)	2,741	143,885
Perrigo Co. PLC	6,700	322,672
Pfizer, Inc.	287,870	12,225,839
Roche Holding AG (Switzerland)	1,628	449,776
Sanofi (France)	3,289	290,963
Shionogi & Co. Ltd. (Japan)	2,700	167,507
UCB SA (Belgium)	171	14,694
Zoetis, Inc.	24,300	2,446,281
		60,554,950
Professional Services — 0.2%
Equifax, Inc.(a)	6,400	758,400
IHS Markit Ltd.*	17,800	967,964
Intertek Group PLC (United Kingdom)	243	15,390
Nielsen Holdings PLC	17,000	402,390
Recruit Holdings Co. Ltd. (Japan)	3,500	100,094
RELX PLC (United Kingdom)	2,940	62,902
Robert Half International, Inc.	6,600	430,056
Verisk Analytics, Inc.	8,200	1,090,600
Wolters Kluwer NV (Netherlands)	2,115	144,189
		3,971,985
Real Estate Management & Development — 0.1%
Aroundtown SA (Germany)	1,200	9,915
CBRE Group, Inc. (Class A Stock)*	16,200	801,090

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
CK Asset Holdings Ltd. (Hong Kong)	3,500	$ 31,128
Daito Trust Construction Co. Ltd. (Japan)	100	13,925
Daiwa House Industry Co. Ltd. (Japan)	900	28,603
Hongkong Land Holdings Ltd. (Hong Kong)	6,000	42,780
Hysan Development Co. Ltd. (Hong Kong)	2,000	10,730
Mitsubishi Estate Co. Ltd. (Japan)	1,800	32,633
Mitsui Fudosan Co. Ltd. (Japan)	1,400	35,277
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	42,958
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	12,500	161,349
Vonovia SE (Germany)	748	38,845
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,000	14,917
		1,264,150
Road & Rail — 0.5%
Central Japan Railway Co. (Japan)	200	46,447
CSX Corp.	41,100	3,075,102
East Japan Railway Co. (Japan)	500	48,234
J.B. Hunt Transport Services, Inc.	4,300	435,547
Kansas City Southern	5,200	603,096
Kyushu Railway Co. (Japan)	200	6,577
Norfolk Southern Corp.	14,100	2,635,149
Union Pacific Corp.(a)	37,300	6,236,560
		13,086,712
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*(a)	42,700	1,089,704
Analog Devices, Inc.	18,758	1,974,655
Applied Materials, Inc.	49,500	1,963,170
Broadcom, Inc.	20,880	6,278,825
Infineon Technologies AG (Germany)	2,150	42,800
Intel Corp.	232,300	12,474,510
KLA-Tencor Corp.	8,150	973,191
Lam Research Corp.	7,950	1,423,129
Maxim Integrated Products, Inc.	13,000	691,210
Microchip Technology, Inc.(a)	11,800	978,928
Micron Technology, Inc.*	58,400	2,413,672
NVIDIA Corp.	30,650	5,503,514
Qorvo, Inc.*	6,807	488,266
QUALCOMM, Inc.	61,100	3,484,533
Skyworks Solutions, Inc.	9,000	742,320
STMicroelectronics NV (Switzerland)	929	13,799
SUMCO Corp. (Japan)	11,900	132,504
Texas Instruments, Inc.	49,000	5,197,430
Xilinx, Inc.	12,800	1,622,912
		47,489,072
Software — 3.1%
Adobe, Inc.*	25,000	6,662,250
ANSYS, Inc.*	4,500	822,195
Autodesk, Inc.*	11,300	1,760,766
Cadence Design Systems, Inc.*	14,400	914,544
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*	200	$ 25,298
Citrix Systems, Inc.	6,500	647,790
Dassault Systemes SE (France)	840	125,478
Fortinet, Inc.*	7,200	604,584
Intuit, Inc.	13,400	3,502,894
Micro Focus International PLC (United Kingdom)	5,406	140,874
Microsoft Corp.	392,400	46,279,656
Nice Ltd. (Israel)*	94	11,139
Oracle Corp.	132,200	7,100,462
Red Hat, Inc.*	9,000	1,644,300
salesforce.com, Inc.*	38,900	6,160,593
SAP SE (Germany)	337	39,014
Symantec Corp.	30,578	702,988
Synopsys, Inc.*	7,500	863,625
Temenos AG (Switzerland)*	90	13,318
		78,021,768
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	3,900	665,067
AutoZone, Inc.*	1,400	1,433,768
Best Buy Co., Inc.	12,225	868,709
CarMax, Inc.*(a)	8,900	621,220
Fast Retailing Co. Ltd. (Japan)	100	47,044
Foot Locker, Inc.	6,400	387,840
Gap, Inc. (The)	9,500	248,710
Home Depot, Inc. (The)	57,650	11,062,459
L Brands, Inc.	10,906	300,787
Lowe’s Cos., Inc.	40,900	4,477,323
O’Reilly Automotive, Inc.*	4,100	1,592,030
Ross Stores, Inc.	19,000	1,768,900
Tiffany & Co.(a)	5,720	603,746
TJX Cos., Inc. (The)	63,200	3,362,872
Tractor Supply Co.	6,500	635,440
Ulta Beauty, Inc.*	2,900	1,011,317
		29,087,232
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	229,390	43,572,631
FUJIFILM Holdings Corp. (Japan)	1,000	45,489
Hewlett Packard Enterprise Co.	74,048	1,142,561
HP, Inc.	79,648	1,547,561
Konica Minolta, Inc. (Japan)	13,200	130,063
NEC Corp. (Japan)	400	13,546
NetApp, Inc.	13,100	908,354
Seagate Technology PLC(a)	13,200	632,148
Western Digital Corp.(a)	14,703	706,626
Xerox Corp.	10,390	332,272
		49,031,251
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	281	68,430
Burberry Group PLC (United Kingdom)	566	14,415
Capri Holdings Ltd.*	7,600	347,700
Hanesbrands, Inc.(a)	15,400	275,352
Hermes International (France)	43	28,423

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Kering SA (France)	273	$ 156,876
LVMH Moet Hennessy Louis Vuitton SE (France)	699	257,330
Moncler SpA (Italy)	242	9,772
NIKE, Inc. (Class B Stock)	64,500	5,431,545
PVH Corp.	4,200	512,190
Ralph Lauren Corp.	3,000	389,040
Swatch Group AG (The) (Switzerland)	77	4,270
Tapestry, Inc.	15,000	487,350
Under Armour, Inc. (Class A Stock)*	7,500	158,550
Under Armour, Inc. (Class C Stock)*(a)	9,474	178,774
VF Corp.	16,400	1,425,324
		9,745,341
Tobacco — 0.5%
Altria Group, Inc.	95,000	5,455,850
British American Tobacco PLC (United Kingdom)	6,643	276,845
Imperial Brands PLC (United Kingdom)	4,429	151,509
Japan Tobacco, Inc. (Japan)	1,500	37,179
Philip Morris International, Inc.	78,300	6,920,937
		12,842,320
Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	684	16,523
Fastenal Co.	14,500	932,495
ITOCHU Corp. (Japan)	2,600	47,065
Marubeni Corp. (Japan)	11,800	81,619
Mitsubishi Corp. (Japan)	7,300	202,843
Mitsui & Co. Ltd. (Japan)	6,300	97,896
Sumitomo Corp. (Japan)	1,600	22,140
Toyota Tsusho Corp. (Japan)	300	9,778
United Rentals, Inc.*	4,100	468,425
W.W. Grainger, Inc.	2,300	692,139
		2,570,923
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	681	122,790
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	9,100	948,766
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	2,700	58,112
NTT DOCOMO, Inc. (Japan)	2,000	44,322
Vodafone Group PLC (United Kingdom)	74,061	135,112
		237,546

Total Common Stocks (cost $391,342,059)		1,229,075,100
Exchange-Traded Funds — 0.3%
iShares Core S&P 500 ETF(a)	26,800	7,626,208
iShares MSCI EAFE ETF	3,059	198,407

Total Exchange-Traded Funds (cost $7,051,259)		7,824,615
	Shares	Value

Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	$ 4,941
Banks — 0.0%
Citigroup Capital XIII 9.121%, (Capital Security, fixed to floating preferred)	20,000	547,000
Capital Markets — 0.0%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	764,400
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	245	25,024

Total Preferred Stocks (cost $1,285,465)		1,341,365

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.3%
Automobiles — 2.0%
AmeriCredit Automobile Receivables Trust,
Series 2017-03, Class C
2.690%	06/19/23	750	747,983
Series 2017-04, Class C
2.600%	09/18/23	1,500	1,491,876
Series 2018-01, Class C
3.500%	01/18/24	1,200	1,216,000
Series 2019-01, Class B
3.130%	02/18/25	600	604,647
Series 2019-01, Class C
3.360%	02/18/25	700	706,425
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	1,700	1,692,024
Series 2015-02A, Class A, 144A
2.630%	12/20/21	3,200	3,182,977
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,300	1,326,230
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,100	1,126,004
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	1,022	1,022,424
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	800	794,885
Series 2017-02, Class A, 144A
2.360%	03/15/29	4,200	4,130,823
Series 2018-02, Class A, 144A
3.470%	01/15/30	2,200	2,238,429
Series 2019-01, Class A, 144A
3.520%	07/15/30	3,900	3,975,257
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	3,300	3,276,867

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2018-02, Class A
3.170%	03/15/25	9,700	$ 9,842,157
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	300	304,719
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	734	732,758
Series 2017-02A, Class B, 144A
2.550%	11/14/23	2,300	2,285,925
Series 2017-02A, Class C, 144A
2.820%	07/15/24	600	596,671
Series 2018-01A, Class A, 144A
3.430%	12/16/24	3,800	3,840,348
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,600	3,638,197
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	900	900,601
Series 2018-02, Class C
3.350%	07/17/23	30	30,145
Series 2018-04, Class C
3.560%	07/15/24	1,500	1,514,496
			51,218,868
Collateralized Loan Obligations — 2.8%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
4.067%(c)	07/15/29	500	499,332
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
4.120%(c)	07/18/30	1,000	999,515
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
4.037%(c)	07/15/29	1,000	1,001,704
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.593%(c)	01/17/28	1,000	991,545
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
4.037%(c)	04/15/29	2,500	2,487,482
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%
3.973%(c)	10/17/31	7,000	6,952,402
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%
4.330%(c)	04/18/27	1,000	1,001,019
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%
3.474%(c)	11/15/26	995	990,852
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.797%(c)	04/15/31	1,000	984,847
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.733%(c)	02/05/31	250	246,858
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.901%(c)	10/19/28	7,000	$ 6,978,674
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
4.052%(c)	10/23/29	1,250	1,246,720
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.617%(c)	04/15/27	1,250	1,243,870
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.893%(c)	04/20/32	4,750	4,750,328
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 3 Month LIBOR + 1.175%
3.951%(c)	10/20/31	4,250	4,206,236
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.881%(c)	04/21/31	3,500	3,458,110
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%
4.511%(c)	04/20/28	1,250	1,250,496
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.907%(c)	07/15/31	2,500	2,469,487
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
3.853%(c)	04/17/31	3,000	2,954,311
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
4.001%(c)	10/30/30	750	747,804
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.941%(c)	05/21/29	2,000	2,006,708
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.913%(c)	11/14/29	500	498,100
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.641%(c)	07/20/27	1,000	997,482
Telos CLO (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
4.073%(c)	07/17/26	2,500	2,507,427
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200%
3.961%(c)	07/20/31	1,750	1,733,376
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
4.017%(c)	07/15/29	1,000	997,166
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.471%(c)	10/25/28	2,500	2,501,693
Series 2017-06A, Class A, 144A, 3 Month LIBOR + 1.320%
4.091%(c)	07/25/29	1,000	1,000,581
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.981%(c)	01/25/31	1,750	1,738,836
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.667%(c)	07/15/27	1,000	995,781

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
4.081%(c)	04/20/29	1,500	$ 1,497,835
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.923%(c)	01/17/31	2,000	1,974,743
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.638%(c)	10/20/31	3,750	3,716,585
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
4.157%(c)	07/15/29	1,250	1,253,318
			68,881,223
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
3.289%(c)	09/14/32	2,600	2,608,550
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,100	1,115,375
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	800	813,180
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	1,168	1,166,133
			5,703,238
Credit Card — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	4,300	4,608,027
Equipment — 0.4%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	2,500	2,480,322
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,300	1,288,734
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,084,050
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,200	1,218,746
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	510,765
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,613,933
			9,196,550
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
4.136%(c)	03/25/33	103	103,206
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	05/25/33	62	62,322
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
3.386%(c)	07/25/32	84	83,780
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.761%(c)	09/25/32		1,701	$ 1,696,652
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		1,363	1,391,688
				3,337,648
Other — 0.1%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		1,433	1,449,610
Residential Mortgage-Backed Securities — 0.7%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.663%	07/25/35		232	231,189
CSMC Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.639%(c)	12/26/46		2,534	2,557,631
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%
3.890%	08/25/37		763	761,067
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,321	1,325,056
CWABS, Inc., Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	03/25/34		846	849,145
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.535%	07/25/34		254	256,275
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		200	200,131
Series 2019-SL01, Class A, 144A
4.000%	12/28/54		200	199,817
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
3.281%(c)	06/25/34		203	199,936
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,540	1,517,893
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	2,052	2,297,174
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		942	926,796
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
3.086%(c)	02/25/57		2,836	2,812,246
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,290	2,247,990
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		221	220,124
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		98	99,038
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		758	754,013
				17,455,521

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.8%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	2,093	$ 2,060,542
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	1,424	1,421,408
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	577	584,868
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.286%(c)	02/25/46	744	739,884
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	1,500	1,485,629
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	2,200	2,235,933
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,300	3,307,358
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,200	1,215,653
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	2,600	2,671,900
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,400	1,397,979
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47	1,466	1,464,186
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	2,500	2,526,857
			21,112,197

Total Asset-Backed Securities (cost $182,385,571)			182,962,882
Bank Loans — 0.1%
Electric — 0.1%
Calpine Corp.,
Term Loan (2017), 1 Month LIBOR + 1.750%
4.250%(c)	12/31/19	1,496	1,493,658
Software — 0.0%
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.490%(c)	07/08/22	882	879,424

Total Bank Loans (cost $2,374,179)			2,373,082
Commercial Mortgage-Backed Securities — 8.2%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,023,770
BBCMS Mortgage Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,089,443
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	$ 3,755,100
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,459,077
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	888	889,520
Series 2014-GC21, Class A4
3.575%	05/10/47	1,128	1,163,739
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,675,148
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,082,780
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	590	589,279
Series 2014-CR18, Class A4
3.550%	07/15/47	2,100	2,151,799
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,162,256
Series 2014-UBS03, Class A2
2.844%	06/10/47	1,650	1,648,207
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,561,244
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	3,774,230
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	2,548	2,568,031
Series 2015-M17, Class A2
2.939%(cc)	11/25/25	3,000	3,034,388
Series 2016-M07, Class AB2
2.385%	09/25/26	1,800	1,740,987
Series 2017-M01, Class A2
2.416%(cc)	10/25/26	1,600	1,552,886
Series 2017-M04, Class A2
2.597%(cc)	12/25/26	8,600	8,427,004
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	5,945,321
Series 2018-M04, Class A2
3.043%(cc)	03/25/28	3,075	3,095,130
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.405%(cc)	05/25/22	19,198	707,029
Series K021, Class X1, IO
1.440%(cc)	06/25/22	5,304	208,081
Series K055, Class X1, IO
1.366%(cc)	03/25/26	4,609	368,880
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,290,019
Series K068, Class AM
3.315%	08/25/27	4,100	4,206,379
Series K069, Class A2
3.187%(cc)	09/25/27	3,500	3,571,056

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K069, Class AM
3.248%(cc)	09/25/27	750	$ 765,247
Series K070, Class A2
3.303%(cc)	11/25/27	5,200	5,350,790
Series K070, Class AM
3.364%(cc)	12/25/27	1,100	1,131,925
Series K072, Class A2
3.444%	12/25/27	1,400	1,455,749
Series K074, Class A2
3.600%	01/25/28	8,550	8,995,288
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,673,212
Series K076, Class A2
3.900%	04/25/28	6,200	6,661,808
Series K076, Class AM
3.900%	04/25/28	1,825	1,948,430
Series K077, Class A2
3.850%(cc)	05/25/28	3,470	3,716,377
Series K077, Class AM
3.850%(cc)	05/25/28	690	735,325
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	5,552,352
Series K081, Class AM
3.900%(cc)	08/25/28	2,600	2,781,695
Series K086, Class A2
3.859%(cc)	11/25/28	2,500	2,681,071
Series K086, Class AM
3.919%(cc)	11/25/28	800	857,980
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,314,305
Series K710, Class X1, IO
1.850%(cc)	05/25/19	6,330	644
Series K711, Class X1, IO
1.629%(cc)	07/25/19	9,057	10,605
Series W5FX, Class AFX
2.970%(cc)	04/25/28	1,630	1,649,200
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	3,016,225
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	4,852,021
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	4,071,575
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,024,220
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,100	1,123,281
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,000	4,973,590
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,553,713
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,467,860
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	66	$ 65,527
Series 2012-LC09, Class A4
2.611%	12/15/47	716	715,304
Series 2013-C10, Class A4
2.875%	12/15/47	259	258,172
Series 2013-LC11, Class A4
2.694%	04/15/46	498	496,532
LB-UBS Commercial Mortgage Trust,
Series 2007-C06, Class AM
6.114%(cc)	07/15/40	36	35,765
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	1,083,219
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,131,539
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,055,135
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,535,163
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,991,506
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,878,856
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	3,100,982
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,402,882
Series 2013-C05, Class A3
2.920%	03/10/46	2,675	2,688,908
Series 2013-C06, Class A3
2.971%	04/10/46	1,498	1,508,768
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class XB, IO
1.338%(cc)	08/15/49	9,000	777,125
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,355,312
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,287,502
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,476,137

Total Commercial Mortgage-Backed Securities (cost $204,280,245)			205,949,605
Corporate Bonds — 10.7%
Aerospace & Defense — 0.2%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	456	481,080
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	817,601

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21	1,790	$ 1,806,167
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	945,414
			4,050,262
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	2,685	2,625,287
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	290	293,276
			2,918,563
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,182	2,147,088
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	13	14,057
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	427	435,744
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	323	329,924
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	303	308,183
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	214	233,814
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	79	78,791
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	422	422,027
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,300	1,297,620
			5,267,248
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21	480	482,993
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.207%(c)	04/12/21	355	354,773
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	875	876,574
3.350%	05/04/21	1,455	1,463,952
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	130	$ 101,876
5.291%	12/08/46	675	565,561
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	515	507,155
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	1,065	1,059,736
6.600%	04/01/36	585	612,005
General Motors Financial Co., Inc.,
Gtd. Notes
3.550%	04/09/21	620	623,396
3.950%	04/13/24	1,700	1,682,460
Gtd. Notes, 3 Month LIBOR + 0.850%
3.647%(c)	04/09/21	820	813,710
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	2,273,810
			11,418,001
Banks — 3.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.848%	04/12/23	800	806,813
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.917%(c)	04/12/23	400	395,089
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	-(rr)	275	298,719
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	1,520	1,539,298
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	2,275	2,301,634
3.824%(ff)	01/20/28	615	623,325
4.000%	04/01/24	745	777,094
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,733,718
4.450%	03/03/26	4,790	4,991,933
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	997,369
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	970	970,950
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	594,774
3.684%	01/10/23	320	319,619
4.375%	01/12/26	323	324,386
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	728,806
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	-(rr)	1,590	1,605,900

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series R
6.125%(ff)	-(rr)	945	$ 963,900
Jr. Sub. Notes, Series T
6.250%(ff)	-(rr)	640	673,600
Sr. Unsec’d. Notes
3.200%	10/21/26	670	656,221
3.700%	01/12/26	1,610	1,635,473
3.887%(ff)	01/10/28	560	568,671
8.125%	07/15/39	365	548,688
Sub. Notes
4.450%	09/29/27	1,485	1,525,742
4.750%	05/18/46	440	455,897
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	980	991,258
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,240	1,232,511
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,379,928
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	604,122
Sub. Notes
7.000%	04/15/20	485	504,431
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	-(rr)	1,800	1,815,750
Jr. Sub. Notes, Series O
5.300%(ff)	-(rr)	560	563,640
Sr. Unsec’d. Notes
3.750%	02/25/26	1,165	1,168,939
3.814%(ff)	04/23/29	440	435,903
3.850%	01/26/27	2,625	2,635,242
5.750%	01/24/22	3,265	3,501,639
Sub. Notes
6.750%	10/01/37	225	274,292
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.283%(c)	05/18/21	1,530	1,529,179
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
4.835%(c)	03/08/21	920	948,656
Sr. Unsec’d. Notes
4.875%	01/14/22	1,230	1,293,076
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.221%(c)	-(rr)	1,435	1,442,175
Jr. Sub. Notes, Series X
6.100%(ff)	-(rr)	1,175	1,233,750
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	270	275,050
3.964%(ff)	11/15/48	2,240	2,183,855
4.005%(ff)	04/23/29	1,360	1,396,885
4.250%	10/15/20	1,660	1,697,521
Sub. Notes
3.875%	09/10/24	3,525	3,613,934
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%(ff)	04/26/21	3,000	$ 3,005,757
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	1,400	1,410,927
Gtd. Notes, 144A, MTN
5.800%	01/13/20	1,770	1,810,757
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25	2,385	2,382,084
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	-(rr)	640	641,600
Sr. Unsec’d. Notes
4.375%	01/22/47	930	958,624
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	610	625,670
3.772%(ff)	01/24/29	1,295	1,299,711
3.875%	01/27/26	550	562,348
4.431%(ff)	01/23/30	455	479,218
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	1,022,214
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,129,123
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
3.141%(c)	04/30/21	1,620	1,623,495
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	360	364,023
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,287,026
			77,361,932
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes, 144A
4.700%	02/01/36	1,220	1,218,763
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	830	838,934
			2,057,697
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	1,135	1,163,375
Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,160	1,217,639
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	445	401,056

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	2,675	$ 2,674,056
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	5	5,193
9.400%	05/15/39	30	45,618
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	620	557,265
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	265	284,907
5.625%	11/15/43	295	312,959
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	636,309
6.500%	09/27/28	405	441,958
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	500	587,581
			7,164,541
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	822,759
7.000%	10/15/37	390	500,307
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	735	714,935
5.875%	09/15/26	400	413,500
			2,451,501
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	2,400	2,442,655
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	150	149,364
			2,592,019
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19	600	600,492
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20	1,625	1,620,404
3.450%	04/30/21	3,215	3,254,019
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	1,300	1,332,357
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	921,918
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	465	$ 484,684
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
6.875%	05/02/18(d)	700	13,650
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12(d)	1,850	35,150
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	285	286,431
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	263,376
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,175	2,172,110
			10,984,591
Electric — 1.1%
Avista Corp.,
First Mortgage
4.350%	06/01/48	845	895,532
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	684,413
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	415,415
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.
6.950%	03/15/33	300	407,073
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/39	145	172,772
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,507,628
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,075	1,120,530
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	675,566
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	977,841
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	605	610,603
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,397	2,421,405
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	400	404,442
6.250%	10/01/39	1,375	1,525,980

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	265	$ 299,344
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	475,134
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	167,334
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,105	2,196,054
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,000	1,050,910
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	577,898
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,620,741
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19	545	549,441
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	1,010,887
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	980	919,966
5.000%	03/15/44	495	538,601
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21(a)	1,260	1,254,117
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	675	664,698
3.700%	05/01/28	850	883,579
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	638,739
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	1,011,536
Southern California Edison Co.,
First Ref. Mtge.
4.000%	04/01/47	350	325,910
First Ref. Mtge., Series C
3.600%	02/01/45	690	604,245
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, 144A
2.750%	05/07/19	500	500,089
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	510,738
			28,619,161
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21		650	$ 647,883
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,350	1,242,000
Foods — 0.2%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21		2,470	2,516,284
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		360	311,415
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,120	1,131,959
				3,959,658
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20		275	285,865
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,270	1,417,088
				1,702,953
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		45	48,151
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		2,355	2,347,024
				2,395,175
Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		372	377,696
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	234,422
2.250%	03/07/39	EUR	300	365,697
				977,815
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	568,591
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		330	340,578
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		435	438,754

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	$ 710,210
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	160	161,161
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	340	355,808
			2,575,102
Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	1,000	999,050
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	2,010	1,918,393
Insurance — 0.3%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	990	1,019,874
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	635	677,520
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	215	264,981
7.000%	03/15/34	910	1,127,232
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	855,659
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	163,855
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	890,967
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20	640	661,366
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	108,533
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,467,313
6.850%	12/16/39	122	167,689
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	315	326,548
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19	575	581,739
			8,313,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	805	$ 808,157
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	1,109,152
Media — 0.5%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,225	1,231,002
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	630	702,458
6.484%	10/23/45	1,000	1,121,003
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,721,993
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28	1,455	1,531,443
4.250%	10/15/30	500	531,191
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	677	658,219
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	265,497
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	340	342,779
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	850	876,562
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	03/01/37	250	323,521
6.900%	08/15/39	35	49,310
7.625%	11/30/28	1,265	1,694,043
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25	250	249,373
3.800%	02/15/27	1,200	1,195,118
			12,493,512
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	315	328,246
Miscellaneous Manufacturing — 0.0%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,040	1,049,100

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	485	$ 484,513
2.125%	09/27/21	865	846,195
2.750%	01/06/23	385	380,180
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	855	843,999
4.375%	02/11/20	800	811,198
			3,366,085
Oil & Gas — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	1,000	443,792
4.850%	03/15/21	637	660,330
6.450%	09/15/36	1,040	1,196,585
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	841,645
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	150	158,327
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	247,951
Encana Corp. (Canada),
Gtd. Notes
3.900%	11/15/21	100	101,811
6.500%	02/01/38	240	281,604
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	255	262,093
6.510%	03/07/22	440	468,853
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25	1,555	1,623,025
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	400	403,387
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	595	590,643
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	535	542,763
5.750%	02/01/29	610	604,205
6.250%	03/17/24(a)	515	552,981
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	330	336,851
5.500%	01/21/21	1,295	1,317,015
6.350%	02/12/48	458	403,796
6.500%	06/02/41(a)	955	864,456
8.625%	12/01/23	350	388,527
Gtd. Notes, MTN
6.750%	09/21/47	1,805	1,656,990
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.875%	08/04/26	1,000	$ 1,042,300
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	995,228
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29	580	585,292
			16,570,450
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20	559	561,355
4.000%	12/21/25	2,170	2,237,178
Schlumberger Investment SA,
Gtd. Notes, 144A
3.300%	09/14/21	100	101,131
			2,899,664
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	465	472,626
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	675	705,350
			1,177,976
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	952,130
4.500%	05/14/35	1,595	1,560,199
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35(a)	1,770	1,733,468
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
3.232%(c)	06/25/21	805	798,041
Gtd. Notes, 144A
3.500%	06/25/21	350	351,402
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	1,870	1,939,695
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	230	227,767
5.050%	03/25/48	535	538,962
5.125%	07/20/45	440	447,167
5.300%	12/05/43	170	176,960
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	2,570	2,538,284
			11,264,075

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	473	$ 481,358
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	610	629,169
4.950%	06/15/28	795	833,831
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,055	1,089,023
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,161,154
4.875%	06/01/25	2,275	2,421,550
5.200%	03/01/47	25	25,367
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	148,713
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	640	630,893
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	75,797
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	229,138
4.900%	01/15/45	1,100	1,098,320
			8,824,313
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	240	244,560
5.375%	04/15/26	725	757,552
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	190	193,279
			1,195,391
Retail — 0.3%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.473%(c)	04/17/20	795	795,175
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,431,849
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	925	960,844
5.625%	10/15/23	75	76,594
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22(a)	300	302,930
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,020	1,014,900
			6,582,292
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22(a)	1,195	$ 1,203,781
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	515	491,992
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.125%	04/15/21	830	829,021
3.125%	10/15/22	640	637,075
			1,958,088
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	915	924,617
Microsoft Corp.,
Sr. Unsec’d. Notes
4.000%	02/12/55	360	376,921
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	700	750,474
			2,052,012
Telecommunications — 0.5%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31	10	13,334
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	2,130	2,107,670
4.300%	02/15/30	225	227,583
4.500%	05/15/35	225	221,673
4.550%	03/09/49	4	3,777
4.850%	03/01/39	3,615	3,637,012
5.350%	09/01/40	113	118,698
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	350	502,183
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	400	410,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	875	874,737
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	520	503,855
4.500%	08/10/33	865	914,300
4.862%	08/21/46	615	655,246
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29	1,365	1,404,272
			11,594,840

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	$ 922,939
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	844,243
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	135,071
			1,902,253

Total Corporate Bonds (cost $263,911,967)			267,159,583
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs
4.263%	09/15/32	180	189,214
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	1,305	1,861,074
State of California,
GO, BABs
7.300%	10/01/39	1,250	1,808,787
7.500%	04/01/34	350	505,278
7.550%	04/01/39	245	372,086
7.625%	03/01/40	205	310,509
			4,857,734
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, Series 2010-B, BABs
5.844%	11/01/50	565	769,671
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	1,293,495
State of Illinois,
GO, Series D, BABs
5.000%	11/01/22	2,305	2,485,090
			3,778,585
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Series F, BABs
7.414%	01/01/40	1,000	1,502,020
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,317,261
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, Series C, BABs
4.910%	06/01/40	415	$ 500,528
Ohio State Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	312,628
			813,156
Oregon — 0.0%
State of Oregon Department of Transportation Highway,
Revenue Bonds, Series A, BABs
5.834%	11/15/34	425	548,165
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	639,830
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	355	367,081

Total Municipal Bonds (cost $11,724,032)			14,782,717
Residential Mortgage-Backed Securities — 1.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	40	40,287
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	544	540,662
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.504%(cc)	02/25/35	128	128,827
Series 2005-B, Class 2A1
4.693%(cc)	03/25/35	148	144,686
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.186%(c)	10/25/27	425	428,834
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
4.086%(c)	04/25/28	233	233,944
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.436%(c)	08/25/28	530	529,998
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.836%(c)	08/25/28	300	300,088
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
4.086%(c)	08/25/28	300	299,657
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.989%(c)	11/01/23^	3,500	3,500,000
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.621%(cc)	02/25/37	256	258,397

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.489%(c)	12/25/57	2,007	$ 2,020,180
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.489%(c)	01/25/57	2,452	2,488,434
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,164	1,139,074
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,264	2,241,893
CSMC Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,892	1,920,429
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.936%(c)	01/25/29	373	374,132
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.786%(c)	03/25/29	869	872,965
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.736%(c)	11/25/28	538	545,366
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	07/25/29	1,563	1,569,653
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	03/25/30	3,376	3,374,396
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
3.101%(c)	08/25/60	1,424	1,418,059
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
3.147%(c)	10/15/54	1,600	1,594,827
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.562%(cc)	07/25/35	129	131,056
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
3.083%(c)	12/22/69	1,064	1,059,083
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.691%(c)	08/25/46	974	960,794
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
4.152%(c)	11/01/22	669	668,854
LSTAR Securities Investment Trust,
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
4.252%(c)	09/01/22	789	793,077
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19	—(r )	28
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	655	663,049
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.236%(c)	01/25/48	593	588,594
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
4.036%(c)	07/25/28		300	$ 299,218
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.236%(c)	09/25/48		1,000	998,970
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.570%(cc)	02/25/34		182	182,167
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		29	28,905

Total Residential Mortgage-Backed Securities (cost $32,249,938)				32,338,583
Sovereign Bonds — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,401,850
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	226,822
4.375%	07/12/21		400	411,000
7.375%	09/18/37		450	588,375
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	735,727
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		265	272,807
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	394,304
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		1,760	1,874,273
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,504,826
4.450%	02/11/24		355	369,938
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	827,216
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	1,776,299
4.750%	01/08/26		350	369,679
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	206,372
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	973,700
2.625%	04/20/22		1,400	1,397,368
3.000%	03/12/24		200	202,688
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		395	412,578

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
4.500%	04/16/50		340	$ 354,960
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		750	776,148
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	822,776
4.817%	03/14/49		690	725,492
5.103%	04/23/48		665	728,175
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,270	1,476,329
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50		1,125	1,199,790
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		980	962,932
2.875%	03/04/23		1,285	1,272,600
4.000%	04/17/25		750	767,843
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,200	1,190,878
3.250%	06/01/23		600	612,263
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20		1,260	1,271,088
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50(a)		490	523,075

Total Sovereign Bonds (cost $27,282,577)				27,630,171
U.S. Government Agency Obligations — 8.2%
Federal Home Loan Bank
5.500%	07/15/36(k)		850	1,133,570
Federal Home Loan Mortgage Corp.
2.000%	01/01/32		979	953,998
2.500%	03/01/30		569	568,712
3.000%	10/01/28		438	444,215
3.000%	06/01/29		833	843,630
3.000%	01/01/37		257	259,392
3.000%	06/01/42		407	407,100
3.000%	10/01/42		949	949,337
3.000%	01/01/43		854	854,908
3.000%	07/01/43		2,244	2,245,485
3.500%	TBA		9,250	9,382,452
3.500%	06/01/42		410	418,846
3.500%	01/01/47		913	928,642
4.000%	06/01/26		571	592,290
4.000%	09/01/26		191	197,072
4.000%	03/01/38		503	523,181
4.000%	10/01/39		674	699,748
4.000%	12/01/40		445	462,149
4.000%	10/01/41		459	476,832
4.000%	01/01/42		161	166,729
4.500%	07/01/19		5	4,725
4.500%	07/01/20		18	18,748
4.500%	02/01/39		97	102,193
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	09/01/39	163	$ 172,949
4.500%	10/01/39	1,477	1,564,109
4.500%	12/01/39	141	149,038
4.500%	07/01/41	271	285,790
4.500%	07/01/41	1,792	1,897,249
4.500%	08/01/41	130	136,341
4.500%	08/01/41	230	242,135
4.500%	08/01/41	500	529,837
4.500%	10/01/41	151	157,693
4.500%	12/01/47	479	502,069
5.000%	05/01/34	20	22,002
5.000%	05/01/34	321	346,108
5.000%	10/01/35	8	8,206
5.000%	07/01/37	489	527,151
5.000%	05/01/39	70	75,338
5.500%	12/01/33	46	49,153
5.500%	01/01/34	46	49,893
5.500%	06/01/34	80	88,332
5.500%	07/01/34	203	222,947
5.500%	05/01/37	54	59,426
5.500%	02/01/38	449	491,753
5.500%	05/01/38	49	53,017
5.500%	07/01/38	122	133,028
6.000%	03/01/32	228	248,975
6.000%	12/01/33	52	56,618
6.000%	11/01/36	56	61,735
6.000%	01/01/37	48	53,315
6.000%	05/01/37	28	30,855
6.000%	02/01/38	5	5,014
6.000%	08/01/39	70	76,613
6.750%	03/15/31(k)	550	768,082
7.000%	05/01/31	11	11,925
7.000%	06/01/31	14	14,375
7.000%	08/01/31	114	124,864
7.000%	10/01/31	7	7,002
Federal National Mortgage Assoc.
2.000%	08/01/31	891	867,929
2.500%	01/01/28	838	837,706
2.500%	10/01/43	714	696,768
2.500%	12/01/46	1,496	1,453,776
3.000%	02/01/27	1,732	1,754,024
3.000%	08/01/30	1,154	1,165,422
3.000%	11/01/36	2,337	2,360,110
3.000%	12/01/42	1,777	1,778,049
3.000%	11/01/46	1,405	1,398,941
3.000%	03/01/47	964	961,386
3.500%	TBA	6,500	6,582,008
3.500%	02/01/33	3,296	3,372,344
3.500%	06/01/39	581	591,602
3.500%	01/01/42	4,672	4,771,130
3.500%	05/01/42	2,521	2,574,632
3.500%	07/01/42	912	931,868
3.500%	08/01/42	373	380,725
3.500%	08/01/42	1,180	1,205,075
3.500%	09/01/42	518	528,784
3.500%	09/01/42	1,897	1,937,826
3.500%	11/01/42	337	344,207
3.500%	03/01/43	2,696	2,756,324

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	04/01/43	632	$ 645,559
3.500%	04/01/43	974	994,556
3.500%	01/01/46	2,031	2,065,917
3.500%	09/01/47	1,078	1,094,689
4.000%	TBA	22,000	22,608,621
4.000%	10/01/41	2,972	3,082,254
4.000%	09/01/44	2,857	2,955,287
4.000%	02/01/47	982	1,015,362
4.000%	09/01/47	2,331	2,408,297
4.000%	11/01/47	885	924,830
4.500%	07/01/33	56	59,244
4.500%	08/01/33	47	49,756
4.500%	09/01/33	107	112,788
4.500%	10/01/33	10	10,797
4.500%	10/01/33	35	37,416
4.500%	10/01/33	143	151,402
4.500%	01/01/35	2	1,805
4.500%	07/01/39	964	1,022,760
4.500%	08/01/39	1,477	1,567,678
4.500%	03/01/41	506	537,188
4.500%	11/01/47	4,530	4,741,182
5.000%	TBA	4,250	4,487,470
5.000%	03/01/34	260	280,219
5.000%	06/01/35	96	103,278
5.000%	07/01/35	129	138,477
5.000%	09/01/35	79	84,832
5.000%	11/01/35	102	109,482
5.000%	02/01/36	121	130,688
5.000%	05/01/36	60	64,799
5.500%	09/01/33	255	280,474
5.500%	10/01/33	86	95,715
5.500%	12/01/33	62	67,735
5.500%	01/01/34	1	1,486
5.500%	12/01/34	196	215,746
5.500%	10/01/35	719	788,728
5.500%	03/01/36	135	148,567
5.500%	05/01/36	121	132,345
5.500%	04/01/37	105	115,643
6.000%	05/01/21	26	26,895
6.000%	08/01/22	31	32,013
6.000%	04/01/33	17	18,559
6.000%	06/01/33	6	6,639
6.000%	10/01/33	314	344,380
6.000%	11/01/33	6	6,296
6.000%	11/01/33	22	23,387
6.000%	11/01/33	48	51,802
6.000%	01/01/34	309	340,906
6.000%	02/01/34	73	80,256
6.000%	03/01/34	33	35,195
6.000%	03/01/34	65	70,994
6.000%	07/01/34	180	198,567
6.000%	08/01/34	1	666
6.000%	10/01/34	3	3,649
6.000%	11/01/34	3	2,855
6.000%	11/01/34	44	48,812
6.000%	12/01/34	23	25,218
6.000%	01/01/35	79	86,590
6.000%	01/01/35	237	258,052
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	02/01/35	4	$ 4,631
6.000%	02/01/35	78	83,999
6.000%	02/01/35	262	295,095
6.000%	03/01/35	3	2,726
6.000%	04/01/35	1	1,048
6.000%	07/01/36	47	51,802
6.000%	02/01/37	79	87,583
6.000%	05/01/37	30	32,822
6.000%	06/01/37	1	844
6.000%	08/01/37	—(r )	203
6.000%	08/01/37	18	19,290
6.000%	09/01/37	—(r )	377
6.000%	10/01/37	38	41,354
6.000%	05/01/38	72	79,076
6.000%	06/01/38	2	2,663
6.250%	05/15/29(k)	1,245	1,637,103
6.500%	07/01/32	44	48,959
6.500%	09/01/32	2	1,852
6.500%	09/01/32	14	15,432
6.500%	09/01/32	66	72,751
6.500%	09/01/32	66	73,271
6.500%	09/01/32	92	101,495
6.500%	04/01/33	109	123,264
6.500%	11/01/33	22	24,487
6.500%	01/01/34	44	48,774
6.500%	09/01/34	62	68,402
6.500%	10/01/34	110	121,309
6.500%	09/01/36	63	71,036
6.500%	10/01/36	29	32,939
6.500%	11/01/36	22	24,206
6.500%	01/01/37	40	44,517
6.500%	01/01/37	110	121,527
6.625%	11/15/30(k)	800	1,101,652
7.000%	02/01/32	32	35,543
7.000%	05/01/32	16	18,576
7.000%	06/01/32	20	22,177
7.000%	07/01/32	58	64,728
7.125%	01/15/30(k)	3,195	4,483,069
Government National Mortgage Assoc.
2.500%	03/20/43	317	313,844
2.500%	12/20/46	766	750,406
3.000%	12/20/44	348	350,999
3.000%	03/15/45	1,077	1,082,136
3.000%	11/20/45	989	995,433
3.000%	03/20/46	2,276	2,289,777
3.000%	07/20/46	4,225	4,251,055
3.000%	08/20/46	1,575	1,584,269
3.000%	11/20/46	797	801,645
3.000%	12/20/46	1,424	1,432,505
3.000%	01/20/47	405	407,242
3.000%	04/20/47	1,684	1,693,178
3.500%	TBA	4,500	4,597,295
3.500%	12/20/42	1,426	1,461,881
3.500%	05/20/43	438	449,287
3.500%	04/20/45	1,934	1,978,870
3.500%	07/20/46	7,351	7,523,383
4.000%	TBA	7,500	7,736,865
4.000%	06/15/40	92	95,265

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	05/20/41	77	$ 79,968
4.000%	12/20/42	715	744,326
4.000%	08/20/44	345	357,034
4.000%	11/20/45	787	818,620
4.000%	12/20/45	2,083	2,166,053
4.000%	09/20/47	8,749	9,037,152
4.500%	04/15/40	664	698,052
4.500%	01/20/41	551	580,710
4.500%	02/20/41	921	969,511
4.500%	03/20/41	465	489,646
4.500%	06/20/44	692	730,314
4.500%	09/20/46	642	674,199
4.500%	11/20/46	956	1,009,275
4.500%	03/20/47	670	701,518
4.500%	05/20/48	1,928	2,002,896
4.500%	08/20/48	3,445	3,579,504
5.000%	10/20/37	103	109,981
5.000%	04/20/45	689	737,313
5.500%	08/15/33	251	268,610
5.500%	08/15/33	280	299,951
5.500%	09/15/33	80	86,072
5.500%	12/15/33	33	35,623
5.500%	03/15/34	161	172,299
5.500%	12/15/34	341	374,462
5.500%	07/15/35	73	80,325
5.500%	04/15/36	131	142,164
6.000%	11/15/23	—(r )	389
6.000%	05/15/32	—(r )	253
6.000%	04/15/33	9	9,607
6.000%	12/15/33	127	136,275
6.000%	01/15/34	35	39,292
6.000%	01/15/34	60	64,328
6.000%	01/15/34	67	75,635
6.000%	06/20/34	121	136,362
6.000%	07/15/34	87	98,250
6.500%	10/15/23	1	1,055
6.500%	12/15/23	4	4,202
6.500%	01/15/24	—(r )	502
6.500%	01/15/24	1	1,384
6.500%	01/15/24	3	3,698
6.500%	01/15/24	11	12,312
6.500%	01/15/24	15	16,867
6.500%	01/15/24	16	17,896
6.500%	01/15/24	35	38,409
6.500%	01/15/24	56	61,510
6.500%	02/15/24	3	2,962
6.500%	02/15/24	5	5,505
6.500%	02/15/24	5	5,773
6.500%	02/15/24	6	6,838
6.500%	02/15/24	11	12,388
6.500%	02/15/24	12	13,321
6.500%	03/15/24	1	1,484
6.500%	03/15/24	3	3,255
6.500%	03/15/24	4	4,090
6.500%	04/15/24	—(r )	393
6.500%	04/15/24	1	1,556
6.500%	04/15/24	2	2,172
6.500%	04/15/24	2	2,275
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	04/15/24	3	$ 2,917
6.500%	04/15/24	7	7,622
6.500%	04/15/24	13	14,007
6.500%	05/15/24	4	4,424
6.500%	05/15/24	5	5,564
6.500%	05/15/24	21	22,543
6.500%	10/15/24	19	20,183
6.500%	11/15/28	6	6,246
6.500%	08/15/31	7	8,027
6.500%	12/15/31	11	11,739
6.500%	02/15/32	37	40,624
6.500%	06/15/32	23	25,569
6.500%	07/15/32	40	43,417
6.500%	08/15/32	6	6,044
6.500%	08/15/32	7	7,987
6.500%	08/15/32	8	8,522
6.500%	08/15/32	27	29,395
6.500%	08/15/32	200	230,074
6.500%	08/15/34	26	28,931
6.500%	06/15/35	41	46,134
6.500%	09/15/36	60	69,153
8.000%	01/15/24	8	7,574
8.000%	07/15/24	—(r )	449
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25	915	940,108
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510	716,248

Total U.S. Government Agency Obligations (cost $204,190,348)			204,987,564
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds
3.375%	11/15/48	20	22,259
U.S. Treasury Inflation Indexed Bonds, TIPS
2.375%	01/15/27	30,772	35,176,599
U.S. Treasury Notes
2.000%	11/30/20	2,000	1,988,828
2.500%	12/31/20	1,300	1,303,910
2.625%	11/15/20(k)	2,300	2,310,063
2.625%	02/15/29	255	259,682
U.S. Treasury Strips Coupon
2.241%(s)	05/15/28	1,055	841,169
2.280%(s)	02/15/29	1,055	824,814

Total U.S. Treasury Obligations (cost $42,117,298)			42,727,324

Total Long-Term Investments (cost $1,370,194,938)			2,219,152,591

	Shares
Short-Term Investments — 16.6%
Affiliated Mutual Funds — 16.4%
PGIM Core Short-Term Bond Fund(w)	6,578,228	60,717,040
PGIM Core Ultra Short Bond Fund(w)	276,353,383	276,353,383

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $74,780,926; includes $74,616,846 of cash collateral for securities on loan)(b)(w)	74,772,466	$ 74,787,421

Total Affiliated Mutual Funds (cost $411,879,567)		411,857,844

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper — 0.1%
Ford Motor Credit Co. LLC
3.201%(n)	04/09/19	1,790	1,788,332
(cost $1,788,745)
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills
2.461%(n)	06/20/19(k)	1,895	1,885,045
(cost $1,884,833)

Options Purchased*~ — 0.0%
(cost $129,029)	465,285

Total Short-Term Investments (cost $415,682,174)	415,996,506

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—105.1% (cost $1,785,877,112)	2,635,149,097

Option Written*~ — (0.0)%
(premiums received $28,548)	(29,250)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—105.1% (cost $1,785,848,564)	2,635,119,847

Liabilities in excess of other assets(z) — (5.1)%	(128,389,382)

Net Assets — 100.0%	$2,506,730,465

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,487,335 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,408,520; cash collateral of $74,616,846 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.00	234	468	$ 3,656
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.63	234	468	91,406
5 Year U.S Treasury Notes Futures	Put	04/26/19	$115.00	393	393	24,563
Total Exchange Traded (cost $112,432)						$119,625

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	400	$ 2,071
A26

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	600	$ 3,333
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,424	22,005
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,357	21,403
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,892	50,419
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	11,696	109,102
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	11,860	114,086
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,357	23,241
Total OTC Traded (cost $16,597)							$345,660
Total Options Purchased (cost $129,029)							$465,285
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.25	468	936	$(29,250)
(premiums received $28,548)

Futures contracts outstanding at March 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
410	2 Year U.S. Treasury Notes	Jun. 2019	$ 87,368,437	$ 314,236
1,133	5 Year U.S. Treasury Notes	Jun. 2019	131,233,266	1,161,123
241	10 Year U.S. Ultra Treasury Notes	Jun. 2019	32,000,281	530,606
706	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	118,608,000	4,199,436
5	Mini MSCI EAFE Index	Jun. 2019	466,600	9,056
141	S&P 500 E-Mini Index	Jun. 2019	20,006,490	343,129
25	S&P 500 Index	Jun. 2019	17,736,250	397,343
				6,954,929
Short Positions:
5	10 Year Euro-Bund	Jun. 2019	932,964	(18,521)
123	10 Year U.S. Treasury Notes	Jun. 2019	15,278,906	(91,615)
475	20 Year U.S. Treasury Bonds	Jun. 2019	71,086,719	(1,744,856)
				(1,854,992)
				$ 5,099,937
Forward foreign currency exchange contracts outstanding at March 31, 2019:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/17/19	BNP Paribas S.A.	EUR	4,994	$5,706,792	$5,610,107	$ 96,685	$—
Expiring 04/17/19	BNP Paribas S.A.	EUR	1,310	1,487,147	1,472,043	15,104	—
Expiring 04/17/19	HSBC Bank USA, N.A.	EUR	292	331,176	327,893	3,283	—
				$7,525,115	$7,410,043	$115,072	$—
A27

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):
Credit default swap agreements outstanding at March 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	39,000	$230,699	$138,398	$(92,301)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreement outstanding at March 31, 2019:
Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreement^:
79,800	04/15/19	—(3)	—(3)	$ 6,352	$—	$ 6,352	Citigroup Global Markets, Inc.
151,200	04/23/19	—(4)	—(4)	(19,017)	—	(19,017)	Citigroup Global Markets, Inc.
				$(12,665)	$—	$(12,665)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays or receives payments based on CMM102 minus 7 Year CMS minus 1.371% upon termination.
(4)	The Portfolio pays or receives payments based on CMM102 minus 7 Year CMS minus 1.353% upon termination.
(5)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.
Interest rate swap agreements outstanding at March 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	2,835	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 21,623	$ (75,819)	$ (97,442)
EUR	940	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(8,537)	(53,406)	(44,869)
A28

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest rate swap agreements outstanding at March 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
17,640	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$ —	$ (84,022)	$ (84,022)
570	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(6,424)	(6,424)
22,000	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	78,107	78,107
14,815	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	32,653	106,258	73,605
11,300	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	35,176	(80,163)	(115,339)
7,455	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(154,495)	(154,495)
1,180	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(27,822)	(27,822)
4,758	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,259)	(225,540)	(222,281)
2,620	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(121,025)	(121,025)
3,685	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	2,907	(173,864)	(176,771)
11,431	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	657	(542,401)	(543,058)
27,645	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	216,719	242,001	25,282
615	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	2,842	2,842
1,935	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	1,747	(27,166)	(28,913)
5,668	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	62,810	108,353	45,543
1,185	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,503	16,047	14,544
925	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	8,000	8,000
3,150	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,997)	3,161	5,158
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(282)	(282)
13,836	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(209,164)	(540,322)	(331,158)
4,601	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(18,250)	(171,604)	(153,354)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	(1)	(3,020)	(3,019)
				$ 134,587	$(1,722,606)	$(1,857,193)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$ 8,623,509
Goldman Sachs & Co. LLC	—	1,885,045
Total	$—	$10,508,554
A29

DIVERSIFIED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.4%
Asset-Backed Securities — 26.8%
Automobiles — 0.7%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	3,300	$ 3,438,842
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A
2.730%	03/25/21	400	398,758
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,500	3,537,136
Series 2019-01A, Class B, 144A
3.950%	11/14/28	800	809,953
			8,184,689
Collateralized Loan Obligations — 18.4%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
4.067%(c)	07/15/29	250	249,666
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260%
4.039%(c)	07/16/29	500	497,550
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%
3.591%(c)	04/22/27	8,250	8,193,498
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/15/28	2,500	2,499,978
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.753%(c)	05/17/31	3,000	2,944,522
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%
4.037%(c)	10/15/30	4,500	4,497,037
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%
4.123%(c)	01/17/28	2,500	2,441,706
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%
3.967%(c)	01/15/30	4,000	3,973,608
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
4.021%(c)	04/22/30	7,750	7,714,610
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%
3.759%(c)	04/24/31	1,500	1,474,802
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110%
3.871%(c)	01/22/31	3,750	3,712,966
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%
3.631%(c)	04/19/29	5,000	4,955,354
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%
4.017%(c)	10/15/29	7,500	7,476,160
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220%
4.007%(c)	07/15/30	5,250	5,215,947
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.797%(c)	04/15/31	6,000	5,909,083
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.795%(c)	04/26/31	3,500	$ 3,442,154
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.733%(c)	02/05/31	4,000	3,949,727
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%
3.801%(c)	04/25/31	2,500	2,459,898
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
4.052%(c)	10/23/29	1,250	1,246,720
Mariner CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110%
3.881%(c)	04/25/31	5,750	5,671,429
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.881%(c)	04/21/31	9,750	9,633,306
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.794%(c)	02/20/31	4,000	3,944,104
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210%
3.989%(c)	01/16/31	4,000	3,971,168
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250%
4.047%(c)	10/12/30	8,000	7,960,420
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.907%(c)	07/15/31	6,000	5,926,769
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%
3.637%(c)	01/15/28	3,000	2,979,184
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
4.047%(c)	07/15/30	750	747,200
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.749%(c)	10/20/31	2,750	2,738,906
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
4.001%(c)	10/30/30	1,250	1,246,340
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.903%(c)	01/17/31	4,000	3,980,131
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270%
4.046%(c)	07/20/30	1,000	1,000,927
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%
3.913%(c)	11/14/29	3,500	3,486,703
Romark CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.791%(c)	04/20/31	4,000	3,928,621
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100%
3.839%(c)	05/07/31	4,955	4,905,811
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%
3.835%(c)	01/26/31	3,500	3,458,478
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.641%(c)	07/20/27	4,000	3,989,927
A30

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220%
3.981%(c)	10/20/30	5,750	$ 5,725,802
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
4.013%(c)	01/17/30	3,500	3,488,477
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.300%
4.061%(c)	07/20/27	6,000	5,865,364
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140%
3.901%(c)	01/20/31	3,000	2,980,027
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%
4.187%(c)	07/15/27	5,000	4,937,012
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.471%(c)	10/25/28	3,250	3,252,201
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.981%(c)	01/25/31	4,000	3,974,482
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600%
4.371%(c)	01/25/31	1,500	1,471,534
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.667%(c)	07/15/27	5,000	4,978,906
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210%
3.997%(c)	10/15/30	7,500	7,477,212
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970%
3.741%(c)	04/25/31	3,000	2,948,421
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
4.081%(c)	04/20/29	1,750	1,747,474
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
4.011%(c)	10/20/29	1,000	997,383
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.923%(c)	01/17/31	6,500	6,417,915
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.638%(c)	10/20/31	2,750	2,725,496
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150%
3.911%(c)	01/22/31	2,000	1,984,636
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
4.157%(c)	07/15/29	1,000	1,002,655
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950%
3.737%(c)	04/15/29	8,500	8,403,040
			212,802,447
Consumer Loans — 1.9%
Lendmark Funding Trust,
Series 2017-01A, Class A, 144A
2.830%	12/22/25	1,000	991,406
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,400	1,435,114
OneMain Financial Issuance Trust,
Series 2015-02A, Class C, 144A
4.320%	07/18/25	904	905,151
Series 2016-01A, Class A, 144A
3.660%	02/20/29	2,009	2,017,712
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2016-02A, Class A, 144A
4.100%	03/20/28	269	$ 269,119
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	491,438
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	494,512
Series 2018-01A, Class A, 144A
3.300%	03/14/29	1,030	1,034,787
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	1,200	1,208,204
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	502,399
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	1,250	1,243,599
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	3,000	2,983,319
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,140	1,142,703
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,400	1,419,569
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,000	1,016,475
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%
5.336%(c)	02/25/23	740	741,614
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%
5.136%(c)	08/25/25	1,200	1,203,688
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	2,119	2,116,315
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	652	652,538
			21,869,662
Credit Card — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,893,413
Home Equity Loans — 1.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500%
5.599%(c)	01/25/33	1,507	1,498,837
Ameriquest Mortgage Securities, Inc., Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month LIBOR + 2.925%
5.411%(c)	10/25/31	236	250,654
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%
4.288%(c)	09/25/33	2,053	2,007,465

A31

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%
3.311%(c)	05/25/34	510	$ 506,835
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%
3.729%(c)	06/15/33	744	741,633
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%
3.386%(c)	03/25/34	2,208	2,203,253
Centex Home Equity Loan Trust,
Series 2004-B, Class AF6
4.686%	03/25/34	290	295,748
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	08/25/35	224	224,757
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	05/25/33	464	464,292
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020%
3.506%(c)	10/25/33	366	365,516
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%
3.611%(c)	10/25/33	1,648	1,646,500
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,636	1,670,026
Residential Asset Securities Trust,
Series 2004-KS01, Class AI5
5.721%	02/25/34	512	519,861
Securitized Asset-Backed Receivables LLC Trust,
Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%
3.266%(c)	02/25/34	1,637	1,635,180
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC01, Class M1, 1 Month LIBOR + 0.765%
3.251%(c)	02/25/35	1,038	1,033,936
			15,064,493
Other — 0.0%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%
4.836%(c)	04/25/23	120	120,098
Residential Mortgage-Backed Securities — 3.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960%
3.446%(c)	09/25/34	148	148,215
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780%
3.266%(c)	10/25/34	1,206	1,195,701
CSMC Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.639%(c)	12/26/46	3,098	3,126,673
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%
3.902%(c)	08/25/37	1,621	1,617,266
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	1,502	1,506,178
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.535%	07/25/34		322	$ 324,203
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%
3.536%(c)	12/25/33		117	115,609
GSAMP Trust,
Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%
2.626%(c)	03/25/47		1,167	1,101,477
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750%
4.246%(c)	01/28/70		660	668,314
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59		1,074	1,079,588
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		1,100	1,100,722
Series 2019-SL01, Class A, 144A
4.000%	12/28/54		800	799,269
Long Beach Mortgage Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	02/25/34		1,487	1,475,176
LSFVT,
Series 2018-01, 1 Month LIBOR + 2.000%^
3.982%(c)	04/01/21		6,061	6,042,298
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%
3.006%(c)	06/25/35		768	765,332
Structured Asset Investment Loan Trust,
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%
3.686%(c)	08/25/34		1,400	1,393,717
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	4,219	4,723,161
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,341	2,302,278
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,587	2,539,835
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		415	413,834
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		187	189,073
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		568	565,510
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		2,068	2,092,676
				35,286,105
Student Loans — 1.2%
Earnest Student Loan Program LLC,
Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%
3.886%(c)	01/25/41		167	168,035
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
—%(p)	02/25/43		2,980	3,805,878
Series 2018-C, Class A, 144A
—%(p)	08/25/43		3,611	3,696,154

A32

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-D, Class A, 144A
—%(p)	11/25/43		3,644	$ 3,780,707
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%
0.242%(c)	07/25/39	EUR	2,100	2,274,768
				13,725,542

Total Asset-Backed Securities (cost $308,730,456)				309,946,449
Bank Loans — 0.9%
Computers — 0.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
11.000%(c)	09/29/25		458	461,198
Term B USD Loan, 1 Month LIBOR + 3.750%
6.250%(c)	09/30/24		526	524,102
				985,300
Electric — 0.1%
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.500%(c)	08/04/23		398	392,990
Term Loan
—%(p)	12/31/25		274	269,920
				662,910
Entertainment — 0.1%
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
4.530%(c)	10/19/24		1,350	1,322,730
Foods — 0.2%
Sigma Bidco BV (Netherlands),
Facility B4 Loan, 3 Month GBP LIBOR + 4.000%
4.850%(c)	07/02/25	GBP	1,550	1,953,196
Healthcare-Products — 0.0%
Avantor, Inc.,
Initial B-1 Euro Term Loan, 1 Month EURIBOR + 3.750%
3.750%(c)	11/21/24	EUR	423	473,943
Pharmaceuticals — 0.1%
Nidda Healthcare Holding AG (Germany),
Facility C GBP, 3 Month GBP LIBOR + 4.500%
5.360%(c)	08/21/24	GBP	1,000	1,292,688
Retail — 0.2%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.600%(c)	04/20/26		1,007	977,003
EG Finco, Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	600	669,688
				1,646,691
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software — 0.1%
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.490%(c)	07/08/22	1,500	$ 1,496,016

Total Bank Loans (cost $10,177,294)			9,833,474
Commercial Mortgage-Backed Securities — 13.4%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,300	2,270,578
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60	4,400	4,380,956
Series 2017-BNK06, Class A4
3.254%	07/15/60	3,300	3,313,817
Series 2017-BNK08, Class A3
3.229%	11/15/50	1,950	1,956,511
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,145,627
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	495,757
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	414,196
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	1,486,674
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,400	3,537,747
BX Commercial Mortgage Trust,
Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%
4.534%(c)	11/15/35	859	861,345
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,500	3,501,525
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.314%	04/10/49	1,600	1,623,438
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A
2.778%(cc)	11/10/31	2,400	2,325,901
Series 2016-CLNE, Class C, 144A
2.778%(cc)	11/10/31	900	857,154
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	3,200	3,272,189
Series 2014-UBS05, Class A4
3.838%	09/10/47	3,600	3,755,179
Series 2015-DC01, Class A4
3.078%	02/10/48	5,000	5,003,434
Series 2015-LC21, Class A4
3.708%	07/10/48	820	848,637
Series 2015-PC01, Class A5
3.902%	07/10/50	1,570	1,636,023

A33

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-COR01, Class A3
2.826%	10/10/49	2,500	$ 2,441,444
Series 2016-DC02, Class A5
3.765%	02/10/49	240	248,434
Series 2017-COR02, Class A2
3.239%	09/10/50	4,500	4,506,442
DBJPM Mortgage Trust,
Series 2017-C06, Class A4
3.071%	06/10/50	2,800	2,783,111
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.808%(cc)	12/10/36	1,400	1,388,788
Eleven Madison Trust Mortgage Trust,
Series 2015-11MD, Class C, 144A
3.555%(cc)	09/10/35	3,000	2,984,378
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.511%(cc)	06/25/20	7,515	106,139
Series K020, Class X1, IO
1.405%(cc)	05/25/22	26,341	970,110
Series K021, Class X1, IO
1.440%(cc)	06/25/22	15,014	588,974
Series K025, Class X1, IO
0.839%(cc)	10/25/22	10,196	259,776
Series K027, Class X1, IO
0.776%(cc)	01/25/23	129,045	3,149,384
Series K044, Class X1, IO
0.745%(cc)	01/25/25	82,100	2,928,241
Series K053, Class X1, IO
0.890%(cc)	12/25/25	88,771	4,494,216
Series K055, Class X1, IO
1.366%(cc)	03/25/26	13,826	1,106,639
Series K710, Class X1, IO
1.850%(cc)	05/25/19	8,750	891
Series K711, Class X1, IO
1.629%(cc)	07/25/19	14,492	16,968
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A3
3.119%	05/10/50	3,025	3,051,368
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	3,400	3,400,306
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	6,016,112
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	310	316,704
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,200	3,280,241
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	1,070	1,056,244
Series 2017-C05, Class A4
3.414%	03/15/50	1,975	2,011,235
Series 2017-C07, Class A4
3.147%	10/15/50	3,600	3,594,176
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31	5,875	$ 5,980,128
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	955	953,738
Series 2013-C10, Class A4
2.875%	12/15/47	372	371,122
Series 2016-JP02, Class A3
2.559%	08/15/49	2,900	2,803,044
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A
1.464%(cc)	08/15/45	37,783	1,449,330
Series 2013-C08, Class A3
2.863%	12/15/48	1,531	1,534,561
Series 2013-C09, Class A3
2.834%	05/15/46	2,037	2,036,266
Series 2013-C10, Class A3
3.970%(cc)	07/15/46	4,545	4,755,095
Series 2016-C30, Class A5
2.860%	09/15/49	2,000	1,960,268
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,762,724
Series 2017-HR02, Class A3
3.330%	12/15/50	5,500	5,537,848
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	136,877
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	4,400	4,405,309
Series 2017-C07, Class A3
3.418%	12/15/50	5,600	5,660,742
Series 2018-C10, Class A3
4.048%	05/15/51	2,200	2,331,931
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	3,846	3,865,305
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC016, Class A4
3.548%	08/15/50	4,300	4,404,079
Series 2016-C032, Class A3
3.294%	01/15/59	2,250	2,270,833
Series 2016-C34, Class A3
2.834%	06/15/49	2,500	2,450,514
Series 2016-C35, Class A3
2.674%	07/15/48	4,600	4,459,675
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,374,451

Total Commercial Mortgage-Backed Securities (cost $155,394,138)			154,890,849

A34

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds — 35.8%
Aerospace & Defense — 0.7%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,850	$ 1,921,687
7.500%	03/15/25		1,250	1,285,938
7.875%	04/15/27		1,375	1,418,381
General Dynamics Corp.,
Gtd. Notes
3.000%	05/11/21		2,115	2,134,102
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		1,115	1,158,392
				7,918,500
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		2,810	2,747,507
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19		895	905,110
				3,652,617
Airlines — 0.5%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		1,616	1,623,030
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22		—(r )	265
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,265	1,330,825
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22		246	251,371
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		793	867,451
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		91	91,261
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		315	314,669
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,180	1,177,840
United Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.636%	01/02/24		574	603,463
				6,260,175
Apparel — 0.2%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	575	686,935
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel (cont’d.)
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	EUR	1,250	$ 1,535,111
				2,222,046
Auto Manufacturers — 0.8%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21		570	573,554
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.207%(c)	04/12/21		425	424,729
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20		1,030	1,031,853
3.350%	05/04/21		1,715	1,725,551
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		825	646,518
5.291%	12/08/46		290	242,982
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		1,350	1,403,936
6.250%	10/02/43		1,885	1,875,683
6.600%	04/01/36		210	219,694
General Motors Financial Co., Inc.,
Gtd. Notes
3.550%	04/09/21		460	462,519
Gtd. Notes, 3 Month LIBOR + 0.850%
3.647%(c)	04/09/21		610	605,321
				9,212,340
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	591,666
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,275	1,525,349
				2,117,015
Banks — 11.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.848%	04/12/23		600	605,109
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.917%(c)	04/12/23		400	395,089
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		5,870	5,944,525
3.593%(ff)	07/21/28		740	737,831
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22		385	389,507
3.824%(ff)	01/20/28		1,715	1,738,215
3.974%(ff)	02/07/30		1,840	1,875,398
4.125%	01/22/24		3,750	3,929,375
4.271%(ff)	07/23/29		910	947,516

A35

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, MTN
4.000%	01/22/25	1,117	$ 1,139,155
4.450%	03/03/26	1,735	1,808,143
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	1,245	1,246,220
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	700	682,527
3.684%	01/10/23	480	479,428
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	1,050	1,085,455
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	420	432,126
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	855	855,072
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27	300	289,824
Sub. Notes, 144A, MTN
4.500%	03/15/25	1,500	1,508,310
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	4,120	4,133,674
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	–(rr)	1,355	1,368,550
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	1,085	1,106,700
Sr. Unsec’d. Notes
3.200%	10/21/26	3,255	3,188,060
3.887%(ff)	01/10/28	1,710	1,736,478
8.125%	07/15/39	1,060	1,593,450
Sub. Notes
4.450%	09/29/27	2,630	2,702,156
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,050	1,067,906
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
4.028%(c)	02/04/21	1,025	1,016,464
Sr. Unsec’d. Notes
4.250%	02/04/21	950	953,642
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	900	894,565
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24	159	154,879
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,379,928
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.875%	01/29/22	500	504,687
Gov’t. Liquid Gtd. Notes, 144A, MTN
3.250%	09/26/23	750	770,917
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	280	$ 271,165
4.250%	03/13/26	1,150	1,167,631
Sub. Notes
7.000%	04/15/20	2,005	2,085,328
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19	425	424,923
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	–(rr)	1,950	1,967,062
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25	4,063	4,010,801
3.750%	02/25/26	125	125,423
3.814%(ff)	04/23/29	1,060	1,050,131
3.850%	01/26/27	1,765	1,771,886
5.750%	01/24/22	4,200	4,504,406
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	2,420	2,509,824
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.283%(c)	05/18/21	1,785	1,784,042
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	1,000	1,051,139
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.221%(c)	–(rr)	4,397	4,418,985
Jr. Sub. Notes, Series X
6.100%(ff)	–(rr)	1,450	1,522,500
Sr. Unsec’d. Notes
2.750%	06/23/20	5,400	5,402,789
2.950%	10/01/26	1,740	1,699,666
3.200%	01/25/23	470	476,462
3.200%	06/15/26	3,020	3,000,424
3.509%(ff)	01/23/29	1,435	1,425,228
3.782%(ff)	02/01/28	965	983,050
4.005%(ff)	04/23/29	1,200	1,232,545
4.250%	10/15/20	600	613,562
Sub. Notes
4.250%	10/01/27	420	436,183
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	1,155	1,205,089
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.800%	01/13/20	2,650	2,711,020
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	–(rr)	975	977,437
Sr. Unsec’d. Notes
4.375%	01/22/47	895	922,547
5.750%	01/25/21	1,920	2,016,323
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	1,190	1,193,629
3.750%	02/25/23	395	405,147
3.772%(ff)	01/24/29	1,875	1,881,820

A36

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.431%(ff)	01/23/30	1,340	$ 1,411,324
5.500%	07/28/21	2,080	2,200,886
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	2,725	2,652,693
5.625%	09/23/19	2,635	2,669,314
Sub. Notes, GMTN
4.350%	09/08/26	750	769,456
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	975	1,007,323
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
3.141%(c)	04/30/21	1,920	1,924,142
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	5,215	5,273,271
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	1,550	1,546,159
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%
3.123%(c)	01/17/20	1,820	1,823,315
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%(ff)	08/15/23	1,100	1,083,716
3.491%	05/23/23	2,970	2,984,178
			129,254,825
Beverages — 0.1%
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	970	980,441
Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,070	1,053,107
Building Materials — 0.3%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	3,000	3,075,000
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	600	607,500
			3,682,500
Chemicals — 1.4%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,400	1,449,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	675	578,812
5.375%	03/15/44	700	630,875
7.125%	05/01/20	141	147,169
DowDuPont, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	490	498,949
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21	3,550	$ 3,796,831
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	465	499,932
5.625%	11/15/43	155	164,436
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	889,373
5.250%	01/15/45	420	444,366
6.125%	01/15/41	450	518,121
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	1,525	1,535,126
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	575	609,796
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	08/01/25	445	445,123
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	3,058	3,547,964
			15,755,873
Commercial Services — 0.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A
6.700%	06/01/34	920	1,142,247
7.000%	10/15/37	770	987,787
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,500	1,481,250
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	700	691,250
4.875%	01/15/28	1,325	1,288,827
5.500%	05/15/27	975	984,750
			6,576,111
Computers — 0.1%
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	900	936,000
Diversified Financial Services — 1.1%
American Express Co.,
Sr. Unsec’d. Notes
3.375%	05/17/21	3,695	3,742,376
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	5,235	5,298,535
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19	1,400	1,405,116

A37

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	650	$ 677,515
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	05/02/18(d)	2,740	53,430
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	1,250	1,287,500
			12,464,472
Electric — 1.8%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23	550	558,572
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	71	71,089
5.750%	01/15/25(a)	3,100	3,084,500
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	235	237,683
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,710	2,751,284
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	2,690,508
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	550	565,397
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,900	2,108,627
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	400	451,839
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,374,529
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	683,427
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	3,259,360
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	07/13/21	250	259,690
South Carolina Electric & Gas Co.,
First Mortgage
4.600%	06/15/43	2,025	2,200,994
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	300	312,000
			20,609,499
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.2%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,750	$ 1,793,750
Engineering & Construction — 0.2%
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	312,561
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		605	581,708
5.500%	07/31/47		1,690	1,554,800
				2,449,069
Entertainment — 0.0%
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47	GBP	250	324,444
4.875%	02/28/47	GBP	125	160,028
				484,472
Foods — 0.3%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		200	189,750
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		100	101,875
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		2,025	2,075,625
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	07/15/35		725	714,495
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39		440	443,561
4.200%	04/01/59		380	389,540
				3,914,846
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39		1,000	1,264,960
Gas — 0.3%
Korea Gas Corp. (South Korea),
Sr. Unsec’d. Notes
4.250%	11/02/20		1,750	1,789,025
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44		300	315,623
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	1,050,381
				3,155,029

A38

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,780	$ 2,791,631
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		3,415	3,414,985
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	234,422
2.250%	03/07/39	EUR	300	365,697
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	622,950
				7,429,685
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,297,339
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		385	397,203
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A
8.125%	06/30/24		625	465,813
Cigna Corp.,
Gtd. Notes
4.375%	12/15/20		745	762,383
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		500	479,125
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		330	332,848
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		2,325	2,464,500
5.875%	02/15/26		275	297,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		240	241,741
3.250%	09/01/24		1,495	1,479,079
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22	EUR	1,100	1,270,640
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25(a)		550	552,778
Sec’d. Notes, 144A
6.250%	02/01/27		575	596,879
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		220	221,939
				11,859,267
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders — 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22		1,000	$ 1,005,000
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		975	967,687
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		2,175	2,172,934
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		1,650	1,654,125
				5,799,746
Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		650	650,403
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26		670	639,464
Insurance — 1.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		2,110	2,111,423
4.500%	07/16/44		1,075	1,029,428
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		500	533,480
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	800	930,782
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35		1,030	1,203,750
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		405	536,498
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		350	347,571
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20		850	878,377
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		150	155,048
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		1,350	1,659,690
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47		2,310	2,370,275
6.850%	12/16/39		196	269,402

A39

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		500	$ 518,331
				12,544,055
Internet — 0.1%
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	1,050	1,216,980
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		1,325	1,330,196
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		1,050	1,107,750
6.625%	12/15/21		275	293,906
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	416,915
Studio City Co. Ltd. (Macau),
Sr. Sec’d. Notes
7.250%	11/30/21		300	310,347
				3,459,114
Machinery-Diversified — 0.4%
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21		1,050	1,078,875
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/98		1,100	1,126,590
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21		1,960	2,050,884
				4,256,349
Media — 2.2%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20		2,000	2,090,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26		3,300	3,407,250
5.875%	05/01/27		1,000	1,037,800
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35		710	791,659
6.484%	10/23/45		855	958,458
6.834%	10/23/55		225	254,725
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28		1,820	1,915,619
4.250%	10/15/30		620	658,676
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		2,800	$ 2,787,289
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		1,425	1,426,781
7.500%	04/01/28		650	696,508
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		1,010	981,981
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30		475	484,500
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		15	15,535
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		750	949,564
TEGNA, Inc.,
Gtd. Notes, 144A
4.875%	09/15/21		475	476,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	1,100	1,286,447
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)		1,175	1,094,219
Walt Disney Co. (The),
Gtd. Notes, 144A
6.900%	08/15/39		65	91,575
7.625%	11/30/28		1,415	1,894,917
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25		150	149,624
3.800%	02/15/27		1,065	1,060,668
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25	EUR	1,000	1,146,995
				25,656,978
Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		410	475,485
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/09/21		825	832,291
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		295	354,133
				1,661,909
Miscellaneous Manufacturing — 0.2%
Textron, Inc.,
Sr. Unsec’d. Notes
7.250%	10/01/19		2,350	2,400,186

A40

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19		440	$ 439,559
2.125%	09/27/21		2,240	2,191,302
4.375%	06/15/22		500	518,505
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26		1,500	1,886,440
				5,035,806
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,150	1,174,438
Oil & Gas — 2.1%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36		2,000	887,583
6.450%	09/15/36		945	1,087,282
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		1,000	990,171
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23		750	742,312
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		180	189,992
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		850	936,704
Encana Corp. (Canada),
Gtd. Notes
6.500%	02/01/38		200	234,670
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		390	400,847
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,665	1,774,184
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25		1,500	1,565,619
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		1,160	1,169,823
4.750%	04/19/27		200	205,140
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
6.125%	11/09/20		600	621,900
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		575	531,875
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25	EUR	300	370,037
5.299%	01/27/25		625	634,069
5.750%	02/01/29		725	718,113
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.900%	03/19/49		970	$ 959,718
7.375%	01/17/27		405	445,642
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	1,100	1,234,010
4.875%	01/24/22		1,100	1,109,361
5.375%	03/13/22		405	413,408
6.350%	02/12/48		280	246,862
6.375%	01/23/45		1,015	896,549
6.500%	03/13/27		1,225	1,233,575
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	700	701,137
3.750%	02/21/24	EUR	400	460,481
4.875%	02/21/28	EUR	800	912,014
Gtd. Notes, MTN
6.750%	09/21/47		400	367,200
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20		1,250	1,244,035
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		380	383,420
				23,667,733
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	585,470
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	925	1,179,000
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25		1,020	1,022,286
4.500%	05/14/35		1,715	1,677,581
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		2,040	1,997,896
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,350	1,388,892
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		320	339,200
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.125%	04/15/25(a)		325	321,750
Sr. Sec’d. Notes, 144A
5.750%	08/15/27		130	133,289
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28		1,320	1,369,197
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		270	267,379

A41

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.050%	03/25/48	655	$ 659,850
5.125%	07/20/45	565	574,203
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	512	394,240
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	3,690	3,862,846
Mylan NV,
Gtd. Notes
5.250%	06/15/46	625	562,411
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	790	712,499
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	3,745	3,621,441
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.800%	11/26/20	280	284,061
4.000%	11/26/21	600	615,260
			19,804,281
Pipelines — 1.1%
Energy Transfer Operating LP,
Gtd. Notes
5.150%	03/15/45	55	52,864
5.300%	04/15/47	120	118,422
6.000%	06/15/48	50	53,978
6.250%	04/15/49	1,400	1,568,117
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,110	2,262,846
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	387	390,185
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.200%	03/15/45	1,000	910,006
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	970	921,358
5.200%	03/01/47	115	116,689
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	50,625
4.875%	08/15/27	225	227,250
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,477,462
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	450	443,597
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.680%	02/15/45	1,900	1,871,681
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.450%	04/01/44	575	$ 549,559
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,200	1,198,167
			12,212,806
Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	325	330,608
Retail — 0.5%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.473%(c)	04/17/20	950	950,210
Sr. Unsec’d. Notes
4.200%	05/15/28	1,875	1,868,369
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	1,475	1,532,156
5.625%	10/15/23	125	127,656
6.625%	04/01/21	551	578,550
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	675	565,313
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	375	309,375
			5,931,629
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22(a)	1,675	1,687,308
Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,095	1,046,080
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.125%	04/15/21	1,930	1,927,723
3.125%	10/15/22	1,480	1,473,236
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23	2,675	2,777,988
			7,225,027
Software — 0.4%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	10/01/22	1,162	1,176,971
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	1,540	1,579,282
4.000%	02/12/55	435	455,447
4.450%	11/03/45	275	311,719

A42

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34		1,070	$ 1,147,153
				4,670,572
Telecommunications — 1.4%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31		55	73,339
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25		1,295	1,281,423
4.300%	02/15/30		325	328,730
4.550%	03/09/49		499	471,233
4.850%	03/01/39		4,230	4,255,757
5.250%	03/01/37		680	712,446
5.350%	09/01/40		49	51,471
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		1,300	1,303,250
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		500	510,000
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,675	1,788,063
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		990	1,046,424
4.522%	09/15/48		360	369,453
5.012%	04/15/49		1,000	1,091,791
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29(a)		120	123,453
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
2.625%	01/20/23	EUR	675	733,826
3.125%	01/20/25	EUR	1,550	1,638,918
				15,779,577
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		294	303,316
Transportation — 0.0%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		200	205,540

Total Corporate Bonds (cost $405,410,484)				413,124,894
Municipal Bonds — 1.9%
California — 0.6%
Bay Area Toll Authority,
Revenue Bonds, Taxable, BABs, Series S3
6.907%	10/01/50		1,125	1,720,328
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
GO, BABs
7.300%	10/01/39	1,550	$ 2,242,896
7.625%	03/01/40	725	1,098,143
University of California,
BABs, Revenue Bonds
5.770%	05/15/43	1,400	1,782,648
			6,844,015
Colorado — 0.1%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	1,048,932
Illinois — 0.4%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,840,230
State of Illinois,
GO, Series D
5.000%	11/01/22	2,650	2,857,044
GO Unlimited, Series A
5.000%	10/01/22	20	21,530
			4,718,804
New Jersey — 0.4%
New Jersey Turnpike Authority,
Revenue Bonds, Taxable, BABs, Series A
7.102%	01/01/41	1,175	1,713,244
Revenue Bonds, Taxable, BABs, Series F
7.414%	01/01/40	2,050	3,079,141
			4,792,385
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, Taxable, BABs, Series C
4.910%	06/01/40	695	838,233
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev.,
Revenue Bonds, Taxable, BABs, Series B2
4.879%	12/01/34	450	511,573
			1,349,806
Oregon — 0.1%
State of Oregon Department of Transportation,
Revenue Bonds, Taxable, BABs, Series A
5.834%	11/15/34	615	793,227
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	800	1,013,592
Puerto Rico — 0.1%
Puerto Rico Sales Tax Fing. Corp. Rev.,
Revenue Bonds, Series A1
5.000%	07/01/58	850	839,843

A43

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	425	$ 439,463

Total Municipal Bonds (cost $16,837,053)			21,840,067
Residential Mortgage-Backed Securities — 4.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	50	49,828
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.186%(c)	10/25/27	501	505,641
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%
4.086%(c)	04/25/28	1,113	1,117,510
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.436%(c)	08/25/28	927	927,496
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.836%(c)	08/25/28	450	450,132
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
4.086%(c)	08/25/28	450	449,485
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.686%(c)	10/25/27	690	689,572
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%
4.336%(c)	10/25/27	1,040	1,044,513
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)^
3.989%(c)	11/01/23	5,400	5,400,000
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.489%(c)	12/25/57	1,400	1,409,094
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.489%(c)	01/25/57	1,570	1,593,125
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,325	1,296,446
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,678	2,651,541
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.018%(cc)	09/25/47	584	551,599
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.186%(c)	11/25/28	1,700	1,706,238
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.936%(c)	01/25/29	409	410,339
Freddie Mac STACR Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%
5.136%(c)	01/25/49	580	589,232
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%
7.036%(c)	10/25/24	250	274,640
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%
5.786%(c)	10/25/27	3,460	$ 3,791,727
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.736%(c)	11/25/28	648	657,067
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%
3.836%(c)	03/25/29	760	766,618
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.786%(c)	04/25/29	1,740	1,749,086
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140%
2.626%(c)	01/26/37	1,166	1,152,102
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140%
2.626%(c)	01/26/37	1,400	1,343,517
Harborview Mortgage Loan Trust,
Series 2007-04, Class 2A1, 1 Month LIBOR + 0.220%
2.702%(c)	07/19/47	1,594	1,547,396
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%
4.086%(c)	10/25/28	510	510,962
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR19, Class 5A2
3.934%(cc)	08/25/36	358	331,468
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.691%(c)	08/25/46	1,107	1,091,980
LSTAR Securities Investment Ltd.,
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
4.252%(c)	09/01/22	918	922,382
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
4.152%(c)	11/01/22	758	758,035
Series 2017-09, Class A, 144A, 1 Month LIBOR + 1.550%
4.052%(c)	12/01/22	274	273,871
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%
4.002%(c)	04/01/23	393	394,970
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19	—(r )	28
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	1,122	1,136,655
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.236%(c)	01/25/48	1,524	1,513,528
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
4.036%(c)	07/25/28	500	498,697
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400%
3.886%(c)	03/25/28	690	688,686
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700%
5.186%(c)	03/25/28	360	359,638
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%
3.736%(c)	02/25/29	1,200	1,199,999

A44

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.236%(c)	09/25/48		1,220	$ 1,218,743
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850%
3.336%(c)	02/25/47		1,150	1,149,999
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.570%(cc)	02/25/34		509	510,068
Series 2004-18, Class 3A1
4.320%(cc)	12/25/34		2,688	2,676,095
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%
2.059%(c)	02/20/54	GBP	1,478	1,929,544
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		44	44,343

Total Residential Mortgage-Backed Securities (cost $48,407,268)				49,333,635
Sovereign Bonds — 6.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.380%	12/31/38	EUR	300	190,090
4.625%	01/11/23		1,625	1,330,875
6.875%	04/22/21		1,775	1,619,687
7.820%	12/31/33	EUR	958	929,426
7.820%	12/31/33	EUR	634	611,726
8.280%	12/31/33		582	481,477
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,444	1,482,057
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		250	257,753
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		2,250	2,334,397
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28		575	603,037
7.500%	05/06/21		600	622,506
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		1,040	1,090,960
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	1,410	1,556,887
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/23	EUR	1,200	1,399,904
3.000%	02/24/29	EUR	1,000	1,123,704
3.000%	02/24/31	EUR	620	680,897
3.000%	02/24/32	EUR	1,280	1,392,512
3.000%	02/24/34	EUR	640	677,460
3.750%	01/30/28	EUR	65	73,667
3.900%	01/30/33	EUR	1,990	2,177,564
4.200%	01/30/42	EUR	295	313,432
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,500	$ 1,761,796
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23		436	470,283
5.375%	03/25/24		290	317,745
5.750%	11/22/23		2,300	2,542,236
6.375%	03/29/21		2,776	2,956,240
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	3,125	3,918,817
Sr. Unsec’d. Notes, EMTN
2.875%	07/08/21	EUR	1,225	1,452,752
3.750%	06/14/28	EUR	500	649,216
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28		450	431,158
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
3.375%	09/27/23		600	617,071
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20		800	792,593
2.625%	04/20/22		1,000	998,120
3.000%	03/12/24		600	608,065
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,000	1,095,248
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		450	464,179
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		12,675	13,810,857
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	3,070	4,317,719
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		915	946,900
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		120	97,500
9.950%	06/09/21		1,940	1,809,050
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		835	877,951
5.103%	04/23/48		780	854,100
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		260	289,016
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33(a)		730	779,120
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25		1,020	1,075,927

A45

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	945	$ 1,098,550
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	1,000	1,162,486
4.125%	03/11/39	EUR	354	411,512
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50		1,355	1,445,080
Sr. Unsec’d. Notes, 144A, MTN
4.000%	04/17/25		675	691,058
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A
4.750%	03/13/28	EUR	475	526,269
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	994,410
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	595,439
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		500	493,347
7.000%	06/05/20		1,510	1,523,288
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		145	144,456
7.750%	09/01/21		160	158,800
7.750%	09/01/22		1,120	1,105,597
8.994%	02/01/24		200	200,762
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		200	199,250
7.750%	09/01/22		930	918,040
8.994%	02/01/24		200	200,762

Total Sovereign Bonds (cost $76,136,367)				76,752,783
U.S. Government Agency Obligations — 1.0%
Federal Home Loan Mortgage Corp.
5.500%	10/01/33		584	654,590
5.500%	06/01/34		7	7,349
6.000%	11/01/33		182	199,234
6.000%	05/01/34		58	62,923
6.000%	06/01/34		148	160,088
6.250%	07/15/32(k)		830	1,144,843
6.500%	07/01/32		23	25,370
6.500%	07/01/32		23	25,455
6.500%	08/01/32		44	48,962
6.500%	08/01/32		46	51,320
6.500%	08/01/32		49	53,945
6.500%	09/01/32		41	45,087
6.500%	09/01/32		118	130,661
6.750%	03/15/31(k)		600	837,907
Federal National Mortgage Assoc.
5.500%	02/01/33		18	19,579
5.500%	02/01/33		22	23,723
5.500%	03/01/33		26	28,111
5.500%	03/01/33		49	53,433
5.500%	03/01/33		54	58,893
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	04/01/33	7	$ 7,836
5.500%	04/01/33	34	37,265
5.500%	04/01/33	36	38,770
5.500%	04/01/33	40	43,652
5.500%	07/01/33	33	35,962
5.500%	07/01/33	39	42,348
5.500%	08/01/33	16	17,788
5.500%	02/01/34	34	37,510
5.500%	04/01/34	28	30,125
5.500%	06/01/34	39	42,482
6.000%	10/01/33	4	3,899
6.000%	10/01/33	241	264,607
6.000%	03/01/34	87	94,659
6.000%	02/01/35	215	242,549
6.000%	11/01/36	62	68,285
6.250%	05/15/29(k)	1,090	1,433,287
6.500%	08/01/32	132	147,427
6.500%	09/01/32	110	121,251
6.500%	09/01/32	189	214,524
6.500%	10/01/32	96	105,632
6.500%	04/01/33	184	208,478
6.500%	11/01/33	5	5,441
6.625%	11/15/30(k)	530	729,844
7.000%	05/01/32	86	94,765
7.000%	06/01/32	8	8,924
7.125%	01/15/30(k)	785	1,101,474
Government National Mortgage Assoc.
5.500%	01/15/33	73	80,185
5.500%	02/15/33	53	58,614
5.500%	05/15/33	132	141,536
5.500%	05/15/33	188	201,633
5.500%	06/15/33	202	218,948
5.500%	09/15/33	107	116,783
5.500%	07/15/35	73	80,325
6.000%	12/15/32	134	150,628
6.000%	11/15/33	69	77,693
6.000%	01/15/34	12	13,559
6.000%	06/20/34	362	409,085
6.000%	11/15/34	521	581,712
6.500%	09/15/32	87	95,150
6.500%	09/15/32	208	228,131
6.500%	09/15/32	224	246,985
6.500%	11/15/33	164	180,929

Total U.S. Government Agency Obligations (cost $11,456,900)			11,692,153
U.S. Treasury Obligations — 2.5%
U.S. Treasury Bonds
2.500%	05/15/46(k)	965	906,987
2.750%	08/15/47(k)	1,950	1,922,197
3.000%	02/15/48(k)	1,380	1,427,815
U.S. Treasury Notes
1.375%	05/31/21(k)	7,020	6,887,004
1.875%	04/30/22(k)	520	514,394
2.000%	11/30/20	1,355	1,347,431
2.125%	05/15/25(k)	260	257,288
2.375%	02/29/24	10	10,065
2.500%	12/31/20(h)(k)	1,120	1,123,369

A46

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.500%	02/28/21	300	$ 301,160
2.500%	02/28/26(h)(k)	4,950	5,006,268
2.625%	07/15/21	2,350	2,368,451
2.625%	02/15/29(a)	2,655	2,703,744
U.S. Treasury Strips Coupon
2.783%(s)	08/15/29(k)	1,200	923,455
2.878%(s)	05/15/31(k)	1,200	877,701
3.042%(s)	11/15/35(k)	2,400	1,529,624
3.202%(s)	08/15/40(k)	2,400	1,317,455

Total U.S. Treasury Obligations (cost $29,040,758)			29,424,408

	Shares
Preferred Stocks — 0.2%
Banks — 0.1%
Citigroup Capital XIII 9.121%	45,000	1,230,750
Capital Markets — 0.1%
State Street Corp. 5.350%	35,000	891,800

Total Preferred Stocks (cost $2,000,000)		2,122,550

Total Long-Term Investments (cost $1,063,590,718)		1,078,961,262
Short-Term Investments — 7.3%
Affiliated Mutual Funds — 6.9%
PGIM Core Short-Term Bond Fund(w)	3,958,737	36,539,139
PGIM Core Ultra Short Bond Fund(w)	34,594,671	34,594,671
PGIM Institutional Money Market Fund (cost $8,832,253; includes $8,808,414 of cash collateral for securities on loan)(b)(w)	8,831,720	8,833,486

Total Affiliated Mutual Funds (cost $80,432,766)		79,967,296

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.4%
Ford Motor Credit Co. LLC
3.201%	04/09/19	4,020	4,016,254
(cost $4,017,182)

Value
Options Purchased*~ — 0.0%
(cost $38,739)	$ 440,149

Total Short-Term Investments (cost $84,488,687)	84,423,699

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.7% (cost $1,148,079,405)	1,163,384,961
Options Written*~ — (0.0)%
(premiums received $61,238)	(35,256)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.7% (cost $1,148,018,167)	1,163,349,705

Liabilities in excess of other assets(z) — (0.7)%	(8,508,717)

Net Assets — 100.0%	$ 1,154,840,988

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,422,978 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,651,468; cash collateral of $8,808,414 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(p)	Interest rate not available as of March 31, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

A47

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	3,100	$ 16,048
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	4,700	26,107
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,026	27,470
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	7,356	62,947
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	14,601	136,200
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	14,800	142,368
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,942	29,009
Total Options Purchased (cost $38,739)							$440,149
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.31.V3, 12/20/23	Put	Citibank, N.A.	04/17/19	$100.00	5.00%(Q)	CDX.NA.HY.31.V3(Q)		35,000	$ (940)
iTraxx.EUR.31.V1, 6/20/29	Put	Goldman Sachs International	06/19/19	2.25%	1.00%(Q)	iTraxx.EUR.31.V1(Q)	EUR	58,000	(34,316)
Total Options Written (premiums received $61,238)									$(35,256)

Futures contracts outstanding at March 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,644	5 Year U.S. Treasury Notes	Jun. 2019	$422,077,688	$ 3,773,787
3,004	10 Year U.S. Treasury Notes	Jun. 2019	373,153,125	5,046,529
197	10 Year U.S. Ultra Treasury Notes	Jun. 2019	26,157,906	520,607
106	20 Year U.S. Treasury Bonds	Jun. 2019	15,863,563	475,319
703	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	118,104,000	3,765,492
				13,581,734
Short Positions:
1,919	2 Year U.S. Treasury Notes	Jun. 2019	408,926,906	(1,559,305)
317	10 Year Euro-Bund	Jun. 2019	59,149,911	(1,164,568)
				(2,723,873)
				$10,857,861
Forward foreign currency exchange contracts outstanding at March 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/17/19	Goldman Sachs International	EUR	4,242	$4,814,154	$4,765,197	$—	$(48,957)

A48

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/18/19	The Toronto-Dominion Bank	AUD	559	$ 402,784	$ 397,315	$ 5,469	$ —
British Pound,
Expiring 04/17/19	JPMorgan Chase Bank, N.A.	GBP	4,935	6,403,380	6,432,881	—	(29,501)
Euro,
Expiring 04/17/19	Bank of America, N.A.	EUR	47,375	54,134,831	53,219,252	915,579	—
Expiring 04/17/19	Citibank, N.A.	EUR	503	570,000	564,981	5,019	—
Expiring 04/17/19	UBS AG	EUR	803	905,000	902,402	2,598	—
				$62,415,995	$61,516,831	$928,665	$(29,501)
						$928,665	$(78,458)

Cross currency exchange contracts outstanding at March 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/17/19	Buy	GBP	73	EUR	85	$—	$ (146)	Bank of America, N.A.
04/17/19	Buy	GBP	173	EUR	204	—	(2,624)	UBS AG
						$—	$(2,770)
Credit default swap agreements outstanding at March 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)*:
Federation of Malaysia	12/20/23	1.000%(Q)	1,500	0.702%	$ 20,480	$ (1,458)	$ 21,938	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	5,000	0.508%	111,919	(4,861)	116,780	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	1,500	7.836%	(367,286)	(1,458)	(365,828)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	7,500	1.618%	(199,539)	(7,292)	(192,247)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	1,500	0.392%	41,492	(1,458)	42,950	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	2,000	0.975%	2,841	(1,944)	4,785	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	1.176%	(14,924)	(1,944)	(12,980)	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	1,500	8.209%	(382,749)	(1,458)	(381,291)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	0.587%	28,218	(1,458)	29,676	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.572%	29,266	(1,458)	30,724	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.680%	21,974	(1,458)	23,432	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	1.845%	(163,142)	(4,375)	(158,767)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	4.173%	(952,226)	(7,292)	(944,934)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	1.257%	(49,337)	(4,375)	(44,962)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	1.116%	(31,236)	(6,319)	(24,917)	Barclays Bank PLC
					$(1,904,249)	$(48,608)	$(1,855,641)

A49

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Credit default swap agreements outstanding at March 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)*:
CDX.EM.30.V1	12/20/23	1.000%(Q)	50,000	$1,745,530	$(14,167)	$1,759,697	Barclays Bank PLC
*	The Portfolio entered into multiple credit default swap agreements in a package trade consisting of two parts. The Portfolio bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the Index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	$ (55,856)	$ (51,964)	$ (3,892)	Bank of America, N.A.
Republic of Italy	06/20/19	1.000%(Q)	2,010	(4,407)	(1,431)	(2,976)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	980	3,162	21,923	(18,761)	Bank of America, N.A.
Republic of Italy	06/20/28	1.000%(Q)	1,115	114,021	113,002	1,019	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	665	(819)	4,137	(4,956)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	655	(806)	10,327	(11,133)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(271)	3,884	(4,155)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	220	(271)	3,567	(3,838)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	215	(265)	1,258	(1,523)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	115	(142)	715	(857)	Citibank, N.A.
				$ 54,346	$105,418	$(51,072)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	660	3.285%	$ (56,573)	$ (64,559)	$ 7,986	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	500	3.654%	(59,179)	(108,125)	48,946	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)	1,280	4.000%	(206,882)	(231,773)	24,891	Bank of America, N.A.
Kingdom of Spain	06/20/19	1.000%(Q)	4,200	0.148%	9,598	13,688	(4,090)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	2,100	0.538%	39,685	31,812	7,873	Bank of America, N.A.
Kingdom of Spain	12/20/28	1.000%(Q)	1,983	0.967%	6,148	(12,800)	18,948	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.269%	(26,892)	(30,406)	3,514	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	545	2.269%	(26,648)	(36,167)	9,519	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.269%	(9,045)	(12,581)	3,536	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	185	2.269%	(9,045)	(12,353)	3,308	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	180	2.269%	(8,801)	(9,998)	1,197	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	90	2.269%	(4,401)	(4,973)	572	Citibank, N.A.
Republic of Brazil	09/20/19	1.000%(Q)	2,815	0.611%	6,204	6,582	(378)	HSBC Bank USA, N.A.
Republic of Italy	06/20/20	1.000%(Q)	710	0.687%	2,936	(10,229)	13,165	Bank of America, N.A.
Republic of Italy	09/20/20	1.000%(Q)	5,650	0.881%	11,690	26,214	(14,524)	JPMorgan Chase Bank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	1,770	1.197%	(6,916)	(36,554)	29,638	Goldman Sachs International
Republic of Italy	12/20/21	1.000%(Q)	2,010	1.419%	(21,310)	(74,681)	53,371	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	980	1.840%	(31,598)	(58,974)	27,376	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	1,770	1.840%	(57,071)	(83,740)	26,669	Goldman Sachs International
Republic of Portugal	06/20/23	1.000%(Q)	570	0.605%	9,221	501	8,720	Bank of America, N.A.
A50

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Credit default swap agreements outstanding at March 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Portugal	12/20/23	1.000%(Q)	320	0.676%	$ 4,724	$ 148	$ 4,576	JPMorgan Chase Bank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	650	0.676%	9,596	—	9,596	Morgan Stanley & Co. International PLC
					$(424,559)	$(708,968)	$284,409

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	7,525	$197,206	$26,704	$(170,502)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	6,000	$(30,833)	$68,926	$(99,759)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	*	$44,413	$(1,485)	$45,898	Goldman Sachs International
CMBX.NA.6.AA	05/11/63	1.500%(M)	650	*	9,623	(2,368)	11,991	Deutsche Bank AG
					$54,036	$(3,853)	$57,889
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio
A51

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreement outstanding at March 31, 2019:
Notional Amount (000)#	Termination Date(4)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreement^:
132,100	04/26/19	—(3)	—(3)	$(19,320)	$—	$(19,320)	Citigroup Global Markets Inc.
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Porftolio pays or receives payments based on CMM102 minus 7 year CMS minus 1.3515% upon termination.
(4)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.
Interest rate swap agreements outstanding at March 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	7,167	01/04/27	12.095%(T)	1 Day BROIS(2)(T)	$ —	$ 591,198	$ 591,198
EUR	9,735	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(17,481)	1,537	19,018
EUR	7,065	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(32,493)	(65,347)	(32,854)
EUR	8,125	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(12,751)	(104,969)	(92,218)
EUR	4,650	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(41,668)	(189,085)	(147,417)
EUR	2,620	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	15,866	(70,069)	(85,935)
EUR	2,110	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	(9,274)	(94,671)	(85,397)
EUR	3,815	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(5,568)	(200,040)	(194,472)
EUR	41,701	02/15/28	0.758%(A)	6 Month EURIBOR(2)(S)	218,165	1,635,260	1,417,095
EUR	1,640	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	60,675	(73,598)	(134,273)
EUR	2,410	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	144,652	(112,710)	(257,362)
EUR	5	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	357	(219)	(576)
EUR	1,240	05/11/36	1.050%(A)	6 Month EURIBOR(1)(S)	102,375	(47,740)	(150,115)
EUR	230	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	10,208	(17,310)	(27,518)
EUR	6,100	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	372,785	372,785
EUR	6,100	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(373,261)	(373,261)
EUR	400	05/11/39	1.350%(A)	6 Month EURIBOR(1)(S)	1,003	(36,488)	(37,491)
EUR	195	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	6,978	(17,920)	(24,898)
EUR	3,920	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	127,754	127,754
EUR	3,920	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(126,584)	(126,584)
GBP	1,995	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	23,776	15,450	(8,326)
JPY	4,844,850	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(32,149)	(32,149)
JPY	2,058,960	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(9,543)	(9,543)
	43,825	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	—	44,496	44,496
	43,210	01/10/21	2.408%(A)	1 Day USOIS(1)(A)	(1,332)	(194,417)	(193,085)
	1,895	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(527)	(11,731)	(11,204)
	5,260	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(59,277)	(59,277)
	4,490	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	53	(51,164)	(51,217)
	6,920	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	16,360	62,329	45,969
	16,137	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(17,628)	117,918	135,546
	19,590	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(27,672)	110,204	137,876
A52

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest rate swap agreements outstanding at March 31, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	$ —	$ 49,403	$ 49,403
	11,070	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	80,356	80,356
	88,455	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	297,704	634,430	336,726
	29,940	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	102,544	206,080	103,536
	34,400	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	120,853	(244,036)	(364,889)
	6,025	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	5,665	(142,057)	(147,722)
	2,040	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(81,254)	(81,254)
	41,999	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(29,049)	(1,990,845)	(1,961,796)
	2,620	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(121,025)	(121,025)
	8,910	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	7,030	(420,388)	(427,418)
	26,843	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	939	(1,273,700)	(1,274,639)
	4,420	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	20,423	20,423
	15,860	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	5,605	(222,665)	(228,270)
	6,705	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	138	(100,249)	(100,387)
	15,934	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	211,226	304,603	93,377
	6,555	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,830	88,766	80,936
	2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	21,752	21,752
	7,480	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(5,086)	7,506	12,592
	5,020	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(7,550)	(7,550)
	3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	74,618	74,618
	2,095	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(1,124)	(1,124)
	16,008	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(241,841)	(625,134)	(383,293)
	9,330	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(40,174)	(347,982)	(307,808)
	2,905	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	203	485,038	484,835
	580	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(12,078)	(12,078)
	1,835	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	183	353,560	353,377
	1,100	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	3,380	3,380
	1,020	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(15,204)	(15,204)
ZAR	10,612	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(2,047)	13,296	15,343
					$ 875,797	$(2,071,441)	$(2,947,238)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
525	03/05/49	2.403%(Q)	1 Week MUNIPSA(1)(Q)	$(30,679)	$—	$(30,679)	JPMorgan Chase Bank, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount(000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	2,678	$(25,113)	$(8,178)	$(16,935)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A53

DIVERSIFIED BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$22,070,505
A54

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.8%
Common Stocks
Aerospace & Defense — 5.2%
Airbus SE (France)	171,865	$ 22,799,064
Boeing Co. (The)	327,169	124,788,800
Safran SA (France)	335,417	46,076,409
United Technologies Corp.	289,395	37,300,122
		230,964,395
Automobiles — 1.0%
Tesla, Inc.*(a)	150,212	42,038,330
Banks — 6.9%
Bank of America Corp.	2,680,476	73,954,333
BB&T Corp.	959,493	44,645,209
Citigroup, Inc.	862,789	53,682,732
JPMorgan Chase & Co.	835,171	84,544,360
PNC Financial Services Group, Inc. (The)	391,017	47,962,145
		304,788,779
Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	267,509	36,161,867
BioMarin Pharmaceutical, Inc.*	338,239	30,045,770
		66,207,637
Building Products — 0.7%
Johnson Controls International PLC	833,689	30,796,472
Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The)	155,513	29,856,941
Chemicals — 1.6%
DowDuPont, Inc.	389,553	20,767,070
FMC Corp.	247,341	19,000,736
Linde PLC (United Kingdom)	173,905	30,595,107
		70,362,913
Communications Equipment — 1.6%
Cisco Systems, Inc.	1,273,611	68,762,258
Consumer Finance — 1.3%
Capital One Financial Corp.	410,023	33,494,779
SLM Corp.	2,417,395	23,956,384
		57,451,163
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	805,199	47,611,417
Electric Utilities — 3.4%
American Electric Power Co., Inc.	1,012,742	84,817,142
Exelon Corp.	1,296,190	64,978,005
		149,795,147
Electrical Equipment — 0.8%
Emerson Electric Co.	484,436	33,169,333
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	442,893	19,296,848
Entertainment — 2.1%
Netflix, Inc.*	264,989	94,484,478
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.	473,580	$ 93,323,675
Crown Castle International Corp.	359,024	45,955,072
		139,278,747
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	196,786	47,649,762
Walmart, Inc.	612,166	59,704,550
		107,354,312
Food Products — 1.6%
Conagra Brands, Inc.(a)	771,262	21,394,808
Mondelez International, Inc. (Class A Stock)	980,891	48,966,078
		70,360,886
Health Care Equipment & Supplies — 3.3%
Edwards Lifesciences Corp.*	221,731	42,423,792
Intuitive Surgical, Inc.*	91,059	51,956,444
Zimmer Biomet Holdings, Inc.	387,711	49,510,695
		143,890,931
Health Care Providers & Services — 1.2%
Laboratory Corp. of America Holdings*	222,035	33,966,914
UnitedHealth Group, Inc.	78,137	19,320,155
		53,287,069
Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc. (Class A Stock)	240,325	30,062,254
McDonald’s Corp.	192,142	36,487,766
		66,550,020
Insurance — 2.1%
Chubb Ltd.(a)	352,702	49,406,496
MetLife, Inc.	969,518	41,272,381
		90,678,877
Interactive Media & Services — 7.7%
Alphabet, Inc. (Class A Stock)*	91,219	107,354,729
Alphabet, Inc. (Class C Stock)*	60,587	71,087,333
Facebook, Inc. (Class A Stock)*	465,880	77,657,537
Tencent Holdings Ltd. (China)	1,842,115	85,057,988
		341,157,587
Internet & Direct Marketing Retail — 5.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	418,761	76,402,944
Amazon.com, Inc.*	82,670	147,214,603
		223,617,547
IT Services — 7.3%
Adyen NV (Netherlands), 144A*	73,556	57,817,996
Mastercard, Inc. (Class A Stock)	399,549	94,073,812
PayPal Holdings, Inc.*	481,376	49,986,084
A55

EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Square, Inc. (Class A Stock)*(a)	525,670	$ 39,383,196
Visa, Inc. (Class A Stock)(a)	527,428	82,378,979
		323,640,067
Life Sciences Tools & Services — 1.4%
Illumina, Inc.*(a)	200,891	62,414,825
Media — 1.7%
Comcast Corp. (Class A Stock)	1,248,793	49,926,744
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,062,270	25,717,557
		75,644,301
Oil, Gas & Consumable Fuels — 3.7%
Anadarko Petroleum Corp.	378,589	17,218,228
Chevron Corp.	581,562	71,636,807
Noble Energy, Inc.(a)	1,029,037	25,448,085
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	768,007	48,069,558
		162,372,678
Pharmaceuticals — 7.4%
Allergan PLC	222,444	32,568,026
AstraZeneca PLC (United Kingdom), ADR(a)	3,219,766	130,175,139
Bristol-Myers Squibb Co.	519,447	24,782,816
Eli Lilly & Co.(a)	525,305	68,163,577
Pfizer, Inc.(a)	1,699,057	72,158,951
		327,848,509
Road & Rail — 1.0%
Lyft, Inc. (Class A Stock)*	12,710	995,066
Union Pacific Corp.(a)	266,515	44,561,308
		45,556,374
Semiconductors & Semiconductor Equipment — 3.9%
Broadcom, Inc.	290,003	87,206,802
NVIDIA Corp.	320,397	57,530,485
Texas Instruments, Inc.	278,851	29,577,726
		174,315,013
Software — 9.5%
Adobe, Inc.*	266,288	70,963,089
Microsoft Corp.	1,249,319	147,344,683
PTC, Inc.*	320,744	29,566,182
salesforce.com, Inc.*	557,289	88,257,859
SAP SE (Germany), ADR(a)	259,349	29,944,435
Workday, Inc. (Class A Stock)*	267,613	51,609,167
		417,685,415
	Shares	Value
Common Stocks (continued)
Specialty Retail — 0.8%
Lowe’s Cos., Inc.	334,583	$ 36,626,801
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	121,225	23,026,689
Textiles, Apparel & Luxury Goods — 4.2%
Kering SA (France)	75,749	43,528,225
Lululemon Athletica, Inc.*	312,024	51,131,373
NIKE, Inc. (Class B Stock)	807,894	68,032,754
Tapestry, Inc.	739,390	24,022,781
		186,715,133

Total Long-Term Investments (cost $2,824,211,826)		4,317,607,892
Short-Term Investments — 16.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	124,262,841	124,262,841
PGIM Institutional Money Market Fund (cost $614,559,089; includes $613,309,956 of cash collateral for securities on loan)(b)(w)	614,472,873	614,595,768

Total Short-Term Investments (cost $738,821,930)		738,858,609

TOTAL INVESTMENTS—114.5% (cost $3,563,033,756)		5,056,466,501

Liabilities in excess of other assets — (14.5)%		(639,342,899)

Net Assets — 100.0%		$ 4,417,123,602

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $596,803,475; cash collateral of $613,309,956 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A56

FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 96.6%
Common Stocks — 60.4%
Aerospace & Defense — 1.7%
Airbus SE (France)	1,448	$ 192,087
Arconic, Inc.(a)	620,200	11,852,022
General Dynamics Corp.	64,900	10,986,272
Lockheed Martin Corp.	47,400	14,227,584
MTU Aero Engines AG (Germany)	1,152	261,426
Raytheon Co.	74,200	13,510,336
Spirit AeroSystems Holdings, Inc. (Class A Stock)	44,700	4,091,391
Thales SA (France)	267	32,030
United Technologies Corp.	120,100	15,479,689
		70,632,837
Air Freight & Logistics — 0.2%
Hub Group, Inc. (Class A Stock)*	21,800	890,530
SG Holdings Co. Ltd. (Japan)	900	26,213
United Parcel Service, Inc. (Class B Stock)	73,800	8,246,412
		9,163,155
Airlines — 0.3%
ANA Holdings, Inc. (Japan)	300	11,001
Deutsche Lufthansa AG (Germany)	9,349	205,738
Japan Airlines Co. Ltd. (Japan)	4,900	172,549
Southwest Airlines Co.	260,100	13,501,791
		13,891,079
Auto Components — 0.0%
Cie Generale des Etablissements Michelin SCA (France)	1,983	234,901
Koito Manufacturing Co. Ltd. (Japan)	300	17,008
		251,909
Automobiles — 0.5%
Ferrari NV (Italy)	347	46,666
Fiat Chrysler Automobiles NV (United Kingdom)*	2,781	41,485
General Motors Co.	466,100	17,292,310
Honda Motor Co. Ltd. (Japan)	10,000	270,563
Isuzu Motors Ltd. (Japan)	15,400	202,616
Mazda Motor Corp. (Japan)	1,500	16,773
Peugeot SA (France)	10,934	267,395
Toyota Motor Corp. (Japan)	5,900	345,879
Volkswagen AG (Germany)	91	14,834
		18,498,521
Banks — 3.6%
ABN AMRO Group NV (Netherlands), CVA, 144A	3,701	83,552
Associated Banc-Corp.	80,800	1,725,080
Australia & New Zealand Banking Group Ltd. (Australia)	1,440	26,623
Bank Leumi Le-Israel BM (Israel)	32,079	209,339
Bank of America Corp.	1,537,650	42,423,763
BNP Paribas SA (France)	2,805	134,406
Citigroup, Inc.	466,550	29,028,741
Commerzbank AG (Germany)*	2,585	20,081
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Commonwealth Bank of Australia (Australia)	4,490	$ 225,237
Credit Agricole SA (France)	20,077	242,852
DBS Group Holdings Ltd. (Singapore)	1,900	35,472
DNB ASA (Norway)	2,447	45,136
Erste Group Bank AG (Austria)	772	28,418
Fifth Third Bancorp	101,900	2,569,918
Hang Seng Bank Ltd. (Hong Kong)	1,900	46,981
HSBC Holdings PLC (United Kingdom)	24,735	200,778
ING Groep NV (Netherlands)	15,478	187,626
JPMorgan Chase & Co.	411,694	41,675,784
KBC Group NV (Belgium)	633	44,318
KeyCorp	555,700	8,752,275
Lloyds Banking Group PLC (United Kingdom)	182,654	148,130
Mediobanca Banca di Credito Finanziario SpA (Italy)	24,184	251,864
Mitsubishi UFJ Financial Group, Inc. (Japan)	70,900	351,213
Nordea Bank Abp (Finland)	7,861	59,925
Popular, Inc. (Puerto Rico)	40,700	2,121,691
Raiffeisen Bank International AG (Austria)	7,379	166,023
Resona Holdings, Inc. (Japan)	21,200	91,732
Royal Bank of Scotland Group PLC (United Kingdom)	12,254	39,501
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	20,978	181,807
Societe Generale SA (France)	2,663	77,125
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,400	118,874
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	600	21,558
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,819	40,314
Swedbank AB (Sweden) (Class A Stock)	2,311	32,676
United Overseas Bank Ltd. (Singapore)	9,700	180,239
Wells Fargo & Co.	302,300	14,607,136
		146,196,188
Beverages — 1.4%
Asahi Group Holdings Ltd. (Japan)	900	40,095
Carlsberg A/S (Denmark) (Class B Stock)	247	30,898
Coca-Cola European Partners PLC (United Kingdom)	5,800	300,092
Diageo PLC (United Kingdom)	497	20,324
Keurig Dr. Pepper, Inc.(a)	179,500	5,020,615
Kirin Holdings Co. Ltd. (Japan)	11,700	278,982
Monster Beverage Corp.*	284,100	15,506,178
PepsiCo, Inc.	287,020	35,174,301
		56,371,485
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	30,400	4,109,472
Amgen, Inc.	41,308	7,847,694
Biogen, Inc.*	57,800	13,662,764
A57

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Celgene Corp.*	233,100	$ 21,990,654
Gilead Sciences, Inc.	328,350	21,346,033
Vertex Pharmaceuticals, Inc.*	36,900	6,787,755
		75,744,372
Building Products — 0.2%
Armstrong World Industries, Inc.	4,100	325,622
Kingspan Group PLC (Ireland)	386	17,877
Resideo Technologies, Inc.*	208,666	4,025,167
Universal Forest Products, Inc.	73,600	2,199,904
		6,568,570
Capital Markets — 1.1%
3i Group PLC (United Kingdom)	20,112	258,142
Affiliated Managers Group, Inc.	450	48,200
Ameriprise Financial, Inc.	96,350	12,342,435
ASX Ltd. (Australia)	496	24,612
Goldman Sachs Group, Inc. (The)	67,600	12,978,524
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,700	164,271
LPL Financial Holdings, Inc.	30,000	2,089,500
Macquarie Group Ltd. (Australia)	3,758	345,236
Morgan Stanley	436,050	18,401,310
SBI Holdings, Inc. (Japan)	600	13,388
Singapore Exchange Ltd. (Singapore)	2,000	10,802
		46,676,420
Chemicals — 0.8%
Air Liquide SA (France)	161	20,495
Arkema SA (France)	175	16,689
Covestro AG (Germany), 144A	672	37,071
Evonik Industries AG (Germany)	408	11,168
Huntsman Corp.	343,200	7,718,568
Israel Chemicals Ltd. (Israel)	33,296	173,244
Koninklijke DSM NV (Netherlands)	130	14,199
LyondellBasell Industries NV (Class A Stock)	170,400	14,327,232
Mitsubishi Chemical Holdings Corp. (Japan)	31,600	222,593
Mitsubishi Gas Chemical Co., Inc. (Japan)	900	12,852
Mosaic Co. (The)	254,000	6,936,740
Shin-Etsu Chemical Co. Ltd. (Japan)	3,400	285,413
Showa Denko KK (Japan)	1,300	45,890
Solvay SA (Belgium)	185	20,062
Sumitomo Chemical Co. Ltd. (Japan)	17,100	79,585
Teijin Ltd. (Japan)	700	11,547
Trinseo SA	27,100	1,227,630
		31,160,978
Commercial Services & Supplies — 0.0%
Dai Nippon Printing Co. Ltd. (Japan)	600	14,358
Secom Co. Ltd. (Japan)	500	42,827
		57,185
Communications Equipment — 1.2%
Arista Networks, Inc.*	10,600	3,333,276
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Cisco Systems, Inc.	795,000	$ 42,922,050
CommScope Holding Co., Inc.*	119,600	2,598,908
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	7,954	73,259
		48,927,493
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	3,847	169,166
CIMIC Group Ltd. (Australia)	2,075	71,104
EMCOR Group, Inc.	53,900	3,939,012
HOCHTIEF AG (Germany)	1,273	184,764
Kajima Corp. (Japan)	1,200	17,729
Obayashi Corp. (Japan)	1,700	17,121
Shimizu Corp. (Japan)	1,400	12,171
Taisei Corp. (Japan)	3,000	139,360
Vinci SA (France)	581	56,604
		4,607,031
Construction Materials — 0.0%
CRH PLC (Ireland)	2,109	65,520
HeidelbergCement AG (Germany)	747	53,902
Taiheiyo Cement Corp. (Japan)	300	10,005
		129,427
Consumer Finance — 0.5%
Capital One Financial Corp.	204,800	16,730,112
Navient Corp.	150,350	1,739,550
OneMain Holdings, Inc.	116,000	3,683,000
		22,152,662
Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)	20,850	860,063
Distributors — 0.4%
Genuine Parts Co.	137,100	15,359,313
LKQ Corp.*	51,400	1,458,732
		16,818,045
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*	7,000	324,240
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	155,850	31,308,707
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	43,800	223,413
ORIX Corp. (Japan)	16,500	236,816
		31,768,936
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,016,500	31,877,440
BT Group PLC (United Kingdom)	21,515	62,574
Deutsche Telekom AG (Germany)	22,027	366,190
HKT Trust & HKT Ltd. (Hong Kong) (Class SS Stock)	10,000	16,084
Nippon Telegraph & Telephone Corp. (Japan)	5,800	246,335
Swisscom AG (Switzerland)	66	32,340

A58

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telecom Italia SpA (Italy), RSP	18,981	$ 10,812
Telefonica SA (Spain)	12,051	101,113
Telenor ASA (Norway)	12,763	255,808
Telstra Corp. Ltd. (Australia)	10,735	25,295
Verizon Communications, Inc.	619,888	36,653,977
		69,647,968
Electric Utilities — 0.8%
Chubu Electric Power Co., Inc. (Japan)	1,600	24,976
Endesa SA (Spain)	6,000	153,133
Enel SpA (Italy)	61,882	396,923
Eversource Energy	52,900	3,753,255
Exelon Corp.	409,600	20,533,248
Iberdrola SA (Spain)	15,738	138,143
Kansai Electric Power Co., Inc. (The) (Japan)	8,800	129,762
Portland General Electric Co.	25,300	1,311,552
Red Electrica Corp. SA (Spain)	1,066	22,716
Southern Co. (The)	127,600	6,594,368
Terna Rete Elettrica Nazionale SpA (Italy)	3,541	22,480
		33,080,556
Electrical Equipment — 0.1%
Atkore International Group, Inc.*	84,850	1,826,820
Legrand SA (France)	656	43,978
Melrose Industries PLC (United Kingdom)	12,515	29,913
Schneider Electric SE (France)	1,403	110,192
Vestas Wind Systems A/S (Denmark)	303	25,522
		2,036,425
Electronic Equipment, Instruments & Components — 0.4%
Anixter International, Inc.*	23,500	1,318,585
Avnet, Inc.(a)	66,200	2,871,094
CDW Corp.	78,700	7,584,319
Hexagon AB (Sweden) (Class B Stock)	661	34,571
Hitachi Ltd. (Japan)	2,500	80,958
Keysight Technologies, Inc.*	14,700	1,281,840
Murata Manufacturing Co. Ltd. (Japan)	1,500	74,820
SYNNEX Corp.	12,100	1,154,219
Tech Data Corp.*	16,200	1,659,042
Venture Corp. Ltd. (Singapore)	5,700	75,633
		16,135,081
Energy Equipment & Services — 0.1%
Archrock, Inc.	145,650	1,424,457
Superior Energy Services, Inc.*	353,500	1,650,845
		3,075,302
Entertainment — 1.0%
Nintendo Co. Ltd. (Japan)	300	85,537
Toho Co. Ltd. (Japan)	300	12,042
Viacom, Inc. (Class B Stock)	399,650	11,218,176
Walt Disney Co. (The)	258,000	28,645,740
		39,961,495
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	71,700	$ 14,129,202
Apple Hospitality REIT, Inc.	196,550	3,203,765
CoreCivic, Inc.	134,050	2,607,273
Dexus (Australia)	2,513	22,737
DiamondRock Hospitality Co.	327,250	3,544,117
Empire State Realty Trust, Inc. (Class A Stock)	60,600	957,480
Franklin Street Properties Corp.	70,250	505,098
GEO Group, Inc. (The)	246,250	4,728,000
Goodman Group (Australia)	32,055	303,875
Host Hotels & Resorts, Inc.	700,050	13,230,945
Land Securities Group PLC (United Kingdom)	19,617	233,503
Link REIT (Hong Kong)	5,500	64,366
Mirvac Group (Australia)	9,114	17,785
Nippon Building Fund, Inc. (Japan)	3	20,306
RLJ Lodging Trust	97,500	1,713,075
Ryman Hospitality Properties, Inc.	50,500	4,153,120
Spirit MTA REIT	10,470	67,950
Spirit Realty Capital, Inc.	156,550	6,219,731
		55,722,328
Food & Staples Retailing — 0.5%
Colruyt SA (Belgium)	151	11,151
Costco Wholesale Corp.	11,200	2,711,968
ICA Gruppen AB (Sweden)	852	34,178
J Sainsbury PLC (United Kingdom)	39,087	120,106
Koninklijke Ahold Delhaize NV (Netherlands)	10,810	287,648
METRO AG (Germany)	7,743	128,675
Seven & i Holdings Co. Ltd. (Japan)	1,900	71,692
Tesco PLC (United Kingdom)	6,522	19,733
Walgreens Boots Alliance, Inc.(a)	256,900	16,254,063
Walmart, Inc.	27,300	2,662,569
		22,301,783
Food Products — 1.0%
Archer-Daniels-Midland Co.	351,250	15,149,412
Campbell Soup Co.(a)	68,500	2,611,905
J.M. Smucker Co. (The)(a)	17,450	2,032,925
Kellogg Co.(a)	53,100	3,046,878
MEIJI Holdings Co. Ltd. (Japan)	200	16,235
Mondelez International, Inc. (Class A Stock)	60,800	3,035,136
Nestle SA (Switzerland)	7,836	747,214
Pilgrim’s Pride Corp.*	115,700	2,578,953
Tate & Lyle PLC (United Kingdom)	25,021	236,613
Tyson Foods, Inc. (Class A Stock)	173,200	12,025,276
Wilmar International Ltd. (Singapore)	100,800	246,151
		41,726,698
Gas Utilities — 0.2%
UGI Corp.	128,500	7,121,470
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	278,400	22,255,296
Baxter International, Inc.	85,550	6,956,070
Becton, Dickinson & Co.	32,800	8,191,144

A59

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Boston Scientific Corp.*	82,350	$ 3,160,593
ConvaTec Group PLC (United Kingdom), 144A	8,547	15,775
Danaher Corp.	144,450	19,070,289
Hologic, Inc.*	88,200	4,268,880
Hoya Corp. (Japan)	3,900	258,132
IDEXX Laboratories, Inc.*	17,500	3,913,000
Integer Holdings Corp.*	12,500	942,750
Masimo Corp.*	26,600	3,678,248
Medtronic PLC	269,900	24,582,492
Smith & Nephew PLC (United Kingdom)	4,731	93,909
Sonova Holding AG (Switzerland)	140	27,729
Stryker Corp.	10,200	2,014,704
		99,429,011
Health Care Providers & Services — 1.4%
Alfresa Holdings Corp. (Japan)	7,100	202,285
Anthem, Inc.	11,200	3,214,176
CVS Health Corp.	313,750	16,920,538
Fresenius Medical Care AG & Co. KGaA (Germany)	548	44,347
Fresenius SE & Co. KGaA (Germany)	630	35,249
HCA Healthcare, Inc.	66,750	8,702,865
Medipal Holdings Corp. (Japan)	11,300	268,579
UnitedHealth Group, Inc.	119,000	29,423,940
		58,811,979
Hotels, Restaurants & Leisure — 0.7%
Bloomin’ Brands, Inc.	246,450	5,039,902
Carnival PLC	438	21,517
Compass Group PLC (United Kingdom)	13,227	310,918
Extended Stay America, Inc., UTS	266,000	4,774,700
Genting Singapore Ltd. (Singapore)	15,100	11,620
Hilton Worldwide Holdings, Inc.	18,500	1,537,535
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	9,248
Norwegian Cruise Line Holdings Ltd.*	65,200	3,583,392
Oriental Land Co. Ltd. (Japan)	500	56,834
Paddy Power Betfair PLC (Ireland)	249	19,226
Royal Caribbean Cruises Ltd.	71,100	8,149,482
Sodexo SA (France)	231	25,453
Starbucks Corp.	49,900	3,709,566
TUI AG (Germany)	1,434	13,775
Wynn Macau Ltd. (Macau)	4,000	9,462
		27,272,630
Household Durables — 0.0%
Barratt Developments PLC (United Kingdom)	2,562	20,025
Berkeley Group Holdings PLC (United Kingdom)	5,291	254,299
Nikon Corp. (Japan)	800	11,297
Persimmon PLC (United Kingdom)	764	21,630
Sony Corp. (Japan)	4,300	180,659
		487,910
	Shares	Value
Common Stocks (continued)
Household Products — 0.6%
Essity AB (Sweden) (Class B Stock)	1,539	$ 44,435
Henkel AG & Co. KGaA (Germany)	321	30,561
Procter & Gamble Co. (The)	243,705	25,357,505
Reckitt Benckiser Group PLC (United Kingdom)	1,729	143,904
		25,576,405
Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.	491,900	8,893,552
Electric Power Development Co. Ltd. (Japan)	500	12,178
NRG Energy, Inc.	271,750	11,543,940
		20,449,670
Industrial Conglomerates — 1.0%
General Electric Co.	2,189,600	21,874,104
Honeywell International, Inc.	107,900	17,147,468
NWS Holdings Ltd. (Hong Kong)	58,000	127,253
		39,148,825
Insurance — 1.0%
Aegon NV (Netherlands)	4,526	21,855
Aflac, Inc.	56,900	2,845,000
Ageas (Belgium)	468	22,577
AIA Group Ltd. (Hong Kong)	22,600	226,174
Allianz SE (Germany)	2,059	459,228
Allstate Corp. (The)(a)	119,500	11,254,510
Aviva PLC (United Kingdom)	9,953	53,531
AXA SA (France)	228	5,747
CNO Financial Group, Inc.	50,300	813,854
CNP Assurances (France)	441	9,706
Dai-ichi Life Holdings, Inc. (Japan)	2,700	37,525
Japan Post Holdings Co. Ltd. (Japan)	4,000	46,810
Legal & General Group PLC (United Kingdom)	85,675	307,764
Medibank Private Ltd. (Australia)	6,910	13,530
MetLife, Inc.	402,300	17,125,911
NN Group NV (Netherlands)	5,590	232,575
Poste Italiane SpA (Italy), 144A	1,329	12,943
Swiss Life Holding AG (Switzerland)*	101	44,605
T&D Holdings, Inc. (Japan)	1,400	14,692
Tokio Marine Holdings, Inc. (Japan)	1,700	82,270
UnipolSai Assicurazioni SpA (Italy)	81,747	220,597
Unum Group	227,400	7,692,942
Zurich Insurance Group AG (Switzerland)	1,018	337,579
		41,881,925
Interactive Media & Services — 3.3%
Alphabet, Inc. (Class A Stock)*	30,350	35,718,612
Alphabet, Inc. (Class C Stock)*	45,732	53,657,813
Auto Trader Group PLC (United Kingdom), 144A	18,702	127,133
Facebook, Inc. (Class A Stock)*	275,750	45,964,767
		135,468,325

A60

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.*	27,700	$ 49,326,775
Booking Holdings, Inc.*	11,150	19,455,746
eBay, Inc.	410,800	15,257,112
Expedia Group, Inc.(a)	107,700	12,816,300
Qurate Retail, Inc.*	454,500	7,262,910
Rakuten, Inc. (Japan)	5,400	51,186
		104,170,029
IT Services — 2.6%
Accenture PLC (Class A Stock)	71,350	12,559,027
Adyen NV (Netherlands), 144A*	33	25,939
Atos SE (France)	231	22,308
Automatic Data Processing, Inc.	16,550	2,643,697
Booz Allen Hamilton Holding Corp.	110,100	6,401,214
Capgemini SE (France)	248	30,109
Cognizant Technology Solutions Corp. (Class A Stock)	292,350	21,180,757
DXC Technology Co.	179,100	11,517,921
Fidelity National Information Services, Inc.	135,500	15,325,050
Fujitsu Ltd. (Japan)	2,200	158,703
International Business Machines Corp.	182,500	25,750,750
Obic Co. Ltd. (Japan)	200	20,155
Visa, Inc. (Class A Stock)(a)	73,700	11,511,203
Wirecard AG (Germany)(a)	1,549	195,612
		107,342,445
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	500	23,442
Shimano, Inc. (Japan)	100	16,269
		39,711
Life Sciences Tools & Services — 1.1%
Charles River Laboratories International, Inc.*	17,400	2,527,350
IQVIA Holdings, Inc.*	84,300	12,126,555
PRA Health Sciences, Inc.*	76,800	8,470,272
QIAGEN NV*	620	25,172
Thermo Fisher Scientific, Inc.	82,700	22,636,644
		45,785,993
Machinery — 0.7%
Alstom SA (France)	393	17,067
Amada Holdings Co. Ltd. (Japan)	2,200	21,776
Atlas Copco AB (Sweden) (Class A Stock)	1,723	46,339
Atlas Copco AB (Sweden) (Class B Stock)	1,001	24,821
Caterpillar, Inc.	44,700	6,056,403
CNH Industrial NV (United Kingdom)	2,556	26,032
Cummins, Inc.(a)	82,000	12,945,340
Daifuku Co. Ltd. (Japan)	2,100	109,612
Hitachi Construction Machinery Co. Ltd. (Japan)	300	7,976
Oshkosh Corp.	24,100	1,810,633
PACCAR, Inc.	33,150	2,258,841
Pentair PLC	60,600	2,697,306
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Sandvik AB (Sweden)	18,506	$ 301,508
Schindler Holding AG (Switzerland)	64	13,269
Sumitomo Heavy Industries Ltd. (Japan)	300	9,723
Volvo AB (Sweden) (Class B Stock)	20,027	310,738
Yangzijiang Shipbuilding Holdings Ltd. (China)	239,100	265,254
		26,922,638
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	10	12,103
Media — 0.5%
Comcast Corp. (Class A Stock)	402,296	16,083,794
Eutelsat Communications SA (France)	470	8,233
Hakuhodo DY Holdings, Inc. (Japan)	700	11,254
I-CABLE Communications Ltd. (Hong Kong)*	3,065	41
Pearson PLC (United Kingdom)	2,002	21,805
RTL Group SA (Luxembourg)	111	6,067
TEGNA, Inc.	351,450	4,955,445
		21,086,639
Metals & Mining — 0.4%
Alcoa Corp.*	91,600	2,579,456
Alumina Ltd. (Australia)	6,301	10,850
Anglo American PLC (South Africa)	12,353	331,353
ArcelorMittal (Luxembourg)	11,425	232,578
BHP Group Ltd. (Australia)	7,552	206,448
BHP Group PLC (Australia)	5,222	125,853
BlueScope Steel Ltd. (Australia)	4,669	46,379
Boliden AB (Sweden)	674	19,221
Glencore PLC (Switzerland)*	28,671	119,030
JFE Holdings, Inc. (Japan)	1,300	22,066
Kobe Steel Ltd. (Japan)	1,000	7,508
Nippon Steel Corp. (Japan)	1,900	33,558
Nucor Corp.	22,200	1,295,370
Rio Tinto Ltd. (Australia)	1,018	70,844
Rio Tinto PLC (Australia)	2,977	173,469
South32 Ltd. (Australia)	16,028	42,327
Steel Dynamics, Inc.	258,850	9,129,639
		14,445,949
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Corp.	160,495	2,731,625
Two Harbors Investment Corp.	236,300	3,197,139
		5,928,764
Multiline Retail — 0.3%
Kohl’s Corp.(a)	36,300	2,496,351
Macy’s, Inc.	434,150	10,432,624
Next PLC (United Kingdom)	360	26,167
Pan Pacific International Holdings Corp. (Japan)	300	19,915
Wesfarmers Ltd. (Australia)	2,737	67,371
		13,042,428

A61

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	17,131	$ 264,706
CenterPoint Energy, Inc.	122,000	3,745,400
Dominion Energy, Inc.	259,400	19,885,604
MDU Resources Group, Inc.	82,850	2,140,016
National Grid PLC (United Kingdom)	20,880	231,474
		26,267,200
Oil, Gas & Consumable Fuels — 3.4%
Aker BP ASA (Norway)	284	10,153
BP PLC (United Kingdom)	33,082	240,884
Chevron Corp.	318,300	39,208,194
ConocoPhillips	13,200	880,968
Enagas SA (Spain)	1,891	55,054
Eni SpA (Italy)	6,450	114,173
Equinor ASA (Norway)	855	18,747
Exxon Mobil Corp.	355,066	28,689,333
Kinder Morgan, Inc.	911,000	18,229,110
Lundin Petroleum AB (Sweden)	591	20,063
Marathon Oil Corp.	117,500	1,963,425
Marathon Petroleum Corp.	248,600	14,878,710
Neste OYJ (Finland)	2,839	302,951
Phillips 66	169,100	16,093,247
Repsol SA (Spain)	16,848	288,721
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	11,808	371,272
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,044	96,306
Santos Ltd. (Australia)	46,595	225,096
Snam SpA (Italy)	8,925	45,898
TOTAL SA (France)	2,429	135,079
Valero Energy Corp.	158,800	13,471,004
Woodside Petroleum Ltd. (Australia)	2,381	58,430
World Fuel Services Corp.	84,200	2,432,538
		137,829,356
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	2,200	13,665
Stora Enso OYJ (Finland) (Class R Stock)	1,395	17,078
UPM-Kymmene OYJ (Finland)	1,360	39,757
		70,500
Personal Products — 0.1%
Avon Products, Inc. (United Kingdom)*	28,200	82,908
Kose Corp. (Japan)	100	18,388
L’Oreal SA (France)	642	172,962
Unilever NV (United Kingdom), CVA	3,869	225,204
Unilever PLC (United Kingdom)	3,035	174,083
USANA Health Sciences, Inc.*	17,700	1,484,499
		2,158,044
Pharmaceuticals — 2.5%
Allergan PLC	72,900	10,673,289
Astellas Pharma, Inc. (Japan)	5,100	76,575
AstraZeneca PLC (United Kingdom)	426	33,940
Bayer AG (Germany)	1,468	94,988
Bristol-Myers Squibb Co.	72,100	3,439,891
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Eisai Co. Ltd. (Japan)	600	$ 33,751
GlaxoSmithKline PLC (United Kingdom)	5,158	107,202
H. Lundbeck A/S (Denmark)	3,311	143,289
Johnson & Johnson	221,548	30,970,195
Kyowa Hakko Kirin Co. Ltd. (Japan)	700	15,291
Merck & Co., Inc.	430,000	35,763,100
Merck KGaA (Germany)	340	38,819
Novartis AG (Switzerland)	7,867	757,941
Novo Nordisk A/S (Denmark) (Class B Stock)	4,553	239,003
Pfizer, Inc.(a)	428,000	18,177,160
Roche Holding AG (Switzerland)	2,747	758,929
Sanofi (France)	5,575	493,196
Shionogi & Co. Ltd. (Japan)	4,600	285,382
UCB SA (Belgium)	396	34,028
		102,135,969
Professional Services — 0.2%
Experian PLC (United Kingdom)	2,164	58,660
Insperity, Inc.	25,900	3,202,794
Korn Ferry	68,800	3,080,864
Recruit Holdings Co. Ltd. (Japan)	2,800	80,075
RELX PLC (United Kingdom)	5,026	107,532
Wolters Kluwer NV (Netherlands)	3,397	231,588
		6,761,513
Real Estate Management & Development — 0.5%
Aroundtown SA (Germany)	2,021	16,699
CBRE Group, Inc. (Class A Stock)*	361,750	17,888,537
CK Asset Holdings Ltd. (Hong Kong)	6,500	57,809
Daito Trust Construction Co. Ltd. (Japan)	200	27,849
Daiwa House Industry Co. Ltd. (Japan)	1,500	47,672
Henderson Land Development Co. Ltd. (Hong Kong)	400	2,549
Hongkong Land Holdings Ltd. (Hong Kong)	11,300	80,569
Mitsubishi Estate Co. Ltd. (Japan)	3,000	54,388
Mitsui Fudosan Co. Ltd. (Japan)	2,300	57,956
Sun Hung Kai Properties Ltd. (Hong Kong)	4,000	68,734
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	271,067
Vonovia SE (Germany)	1,111	57,695
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	3,000	22,375
		18,653,899
Road & Rail — 1.0%
Aurizon Holdings Ltd. (Australia)	5,022	16,226
Central Japan Railway Co. (Japan)	400	92,893
CSX Corp.	186,550	13,957,671
East Japan Railway Co. (Japan)	800	77,174
Kyushu Railway Co. (Japan)	500	16,443
Nippon Express Co. Ltd. (Japan)	200	11,137

A62

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Norfolk Southern Corp.	112,650	$ 21,053,159
Union Pacific Corp.(a)	26,700	4,464,240
		39,688,943
Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	90,900	9,569,043
Broadcom, Inc.	16,000	4,811,360
Infineon Technologies AG (Germany)	4,907	97,683
Intel Corp.	800,450	42,984,165
Qorvo, Inc.*	33,900	2,431,647
Renesas Electronics Corp. (Japan)*	2,200	10,175
STMicroelectronics NV (Switzerland)	2,025	30,078
SUMCO Corp. (Japan)	19,700	219,355
Versum Materials, Inc.	107,400	5,403,294
Xilinx, Inc.	98,000	12,425,420
		77,982,220
Software — 4.3%
Adobe, Inc.*	46,150	12,298,513
Check Point Software Technologies Ltd. (Israel)*	1,000	126,490
Dassault Systemes SE (France)	657	98,142
Fortinet, Inc.*	13,200	1,108,404
Intuit, Inc.	71,300	18,638,533
Manhattan Associates, Inc.*	19,000	1,047,090
Micro Focus International PLC (United Kingdom)	11,604	302,387
Microsoft Corp.	888,300	104,766,102
Nice Ltd. (Israel)*	157	18,605
Oracle Corp.	517,650	27,802,981
SAP SE (Germany)	565	65,410
Synopsys, Inc.*	88,100	10,144,715
Temenos AG (Switzerland)*	294	43,504
		176,460,876
Specialty Retail — 1.0%
Asbury Automotive Group, Inc.*	39,400	2,732,784
AutoNation, Inc.*	128,700	4,597,164
Fast Retailing Co. Ltd. (Japan)	100	47,044
Foot Locker, Inc.	195,100	11,823,060
Hikari Tsushin, Inc. (Japan)	100	18,954
Industria de Diseno Textil SA (Spain)	586	17,247
Lithia Motors, Inc. (Class A Stock)	8,700	806,925
Michaels Cos., Inc. (The)*(a)	157,500	1,798,650
Penske Automotive Group, Inc.(a)	31,400	1,402,010
Ross Stores, Inc.	77,800	7,243,180
TJX Cos., Inc. (The)	80,500	4,283,405
Ulta Beauty, Inc.*	9,600	3,347,808
Urban Outfitters, Inc.*	70,700	2,095,548
		40,213,779
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	407,000	77,309,650
FUJIFILM Holdings Corp. (Japan)	1,400	63,685
Hewlett Packard Enterprise Co.	878,450	13,554,484
HP, Inc.	833,950	16,203,648
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Konica Minolta, Inc. (Japan)	22,600	$ 222,684
NEC Corp. (Japan)	700	23,706
		107,377,857
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	462	112,507
Burberry Group PLC (United Kingdom)	1,136	28,932
Hermes International (France)	155	102,454
Kering SA (France)	411	236,176
LVMH Moet Hennessy Louis Vuitton SE (France)	1,473	542,271
Moncler SpA (Italy)	445	17,970
NIKE, Inc. (Class B Stock)	26,100	2,197,881
Puma SE (Germany)	21	12,196
Swatch Group AG (The) (Switzerland)	140	7,763
Tapestry, Inc.	212,400	6,900,876
		10,159,026
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	122,100	2,532,354
Tobacco — 0.9%
Altria Group, Inc.	375,950	21,590,809
British American Tobacco PLC (United Kingdom)	10,069	419,622
Imperial Brands PLC (United Kingdom)	8,396	287,214
Japan Tobacco, Inc. (Japan)	2,700	66,923
Philip Morris International, Inc.	163,800	14,478,282
		36,842,850
Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,125	27,176
ITOCHU Corp. (Japan)	7,900	143,006
Marubeni Corp. (Japan)	15,000	103,753
Mitsubishi Corp. (Japan)	9,100	252,859
Mitsui & Co. Ltd. (Japan)	14,200	220,655
Sumitomo Corp. (Japan)	2,000	27,674
Toyota Tsusho Corp. (Japan)	500	16,297
WESCO International, Inc.*	86,000	4,558,860
		5,350,280
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	1,123	202,486
Auckland International Airport Ltd. (New Zealand)	2,462	13,628
Macquarie Infrastructure Corp.(a)	99,400	4,097,268
		4,313,382
Wireless Telecommunication Services — 0.0%
KDDI Corp. (Japan)	4,600	99,005
NTT DOCOMO, Inc. (Japan)	3,400	75,347
T-Mobile US, Inc.*	13,900	960,490
Vodafone Group PLC (United Kingdom)	124,985	228,015
		1,362,857

Total Common Stocks (cost $1,973,994,393)		2,475,073,986

A63

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value

Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF	5,388	$ 349,466
(cost $326,109)
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	155	10,211
Banks — 0.0%
Citigroup Capital XIII 9.121%	22,000	601,700
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	441	45,043

Total Preferred Stocks (cost $615,221)		656,954

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.9%
Automobiles — 1.8%
AmeriCredit Automobile Receivables Trust,
Series 2017-03, Class C
2.690%	06/19/23	1,020	1,017,257
Series 2017-04, Class C
2.600%	09/18/23	2,100	2,088,627
Series 2018-01, Class C
3.500%	01/18/24	1,600	1,621,334
Series 2019-01, Class B
3.130%	02/18/25	1,000	1,007,744
Series 2019-01, Class C
3.360%	02/18/25	1,000	1,009,178
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-01A, Class A, 144A
2.500%	07/20/21	3,300	3,284,518
Series 2015-02A, Class A, 144A
2.630%	12/20/21	4,000	3,978,721
Series 2018-01A, Class A, 144A
3.700%	09/20/24	1,600	1,632,283
Series 2018-02A, Class A, 144A
4.000%	03/20/25	1,600	1,637,824
Drive Auto Receivables Trust,
Series 2018-01, Class B
2.880%	02/15/22	1,337	1,337,017
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	1,300	1,291,688
Series 2017-02, Class A, 144A
2.360%	03/15/29	2,500	2,458,823
Series 2018-02, Class A, 144A
3.470%	01/15/30	3,000	3,052,403
Series 2019-01, Class A, 144A
3.520%	07/15/30	5,900	6,013,851
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	4,500	4,468,455
Series 2018-02, Class A
3.170%	03/15/25	13,350	13,545,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	500	$ 507,865
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A
2.160%	10/15/20	991	989,866
Series 2017-02A, Class B, 144A
2.550%	11/14/23	5,800	5,764,507
Series 2017-02A, Class C, 144A
2.820%	07/15/24	1,400	1,392,231
Series 2018-01A, Class A, 144A
3.430%	12/16/24	5,200	5,255,213
Series 2019-01A, Class A, 144A
3.630%	09/14/27	5,500	5,558,357
Santander Drive Auto Receivables Trust,
Series 2018-01, Class C
2.960%	03/15/24	1,200	1,200,801
Series 2018-04, Class C
3.560%	07/15/24	2,300	2,322,226
			72,436,439
Collateralized Loan Obligations — 2.8%
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280%
4.067%(c)	07/15/29	500	499,332
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/15/28	4,500	4,499,959
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 1.340%
4.120%(c)	07/18/30	1,500	1,499,272
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%
4.037%(c)	07/15/29	1,500	1,502,556
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000%
3.787%(c)	04/15/29	703	703,624
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820%
3.593%(c)	01/17/28	1,500	1,487,318
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250%
4.037%(c)	04/15/29	3,000	2,984,979
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%
4.180%(c)	10/18/26	451	451,230
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200%
3.973%(c)	10/17/31	9,750	9,683,703
Elevation CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A, 144A, 3 Month LIBOR + 1.550%
4.330%(c)	04/18/27	1,000	1,001,019
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010%
3.797%(c)	04/15/31	2,000	1,969,694
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030%
3.795%(c)	04/26/31	4,000	3,933,890

A64

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000%
3.733%(c)	02/05/31	250	$ 246,858
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.901%(c)	10/19/28	10,000	9,969,534
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
4.052%(c)	10/23/29	1,250	1,246,720
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.893%(c)	04/20/32	5,750	5,750,397
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 3 Month LIBOR + 1.175%
3.951%(c)	10/20/31	6,750	6,680,493
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120%
3.881%(c)	04/21/31	2,400	2,371,275
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
4.047%(c)	07/15/30	1,250	1,245,333
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.749%(c)	10/20/31	7,500	7,469,745
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
4.001%(c)	10/30/30	1,500	1,495,608
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130%
3.903%(c)	01/17/31	1,500	1,492,549
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.941%(c)	05/21/29	1,750	1,755,869
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100%
3.879%(c)	07/16/31	2,350	2,325,813
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280%
3.772%(c)	10/20/31	8,750	8,678,645
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%
3.946%(c)	07/25/31	1,000	990,202
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.641%(c)	07/20/27	1,000	997,482
Telos CLO (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300%
4.073%(c)	07/17/26	1,500	1,504,456
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%
4.013%(c)	01/17/30	2,500	2,491,770
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class AS, 144A, 3 Month LIBOR + 1.230%
4.017%(c)	07/15/29	1,250	1,246,457
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.601%(c)	04/20/28	4,000	3,961,209
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.471%(c)	10/25/28	3,250	$ 3,252,201
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210%
3.981%(c)	01/25/31	2,500	2,484,051
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%
3.667%(c)	07/15/27	1,000	995,781
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320%
4.081%(c)	04/20/29	2,000	1,997,113
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150%
3.923%(c)	01/17/31	2,750	2,715,272
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%
3.873%(c)	07/17/31	3,500	3,451,813
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200%
3.638%(c)	10/20/31	5,750	5,698,764
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370%
4.157%(c)	07/15/29	1,750	1,754,646
			114,486,632
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800%
3.289%(c)	09/14/32	3,700	3,712,167
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,600	1,622,365
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,100	1,118,123
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	1,514	1,511,653
			7,964,308
Credit Cards — 0.3%
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620%
3.111%(c)	04/22/26	2,900	2,913,613
Series 2018-A07, Class A7
3.960%	10/13/30	6,200	6,644,132
Discover Card Execution Note Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.600%
3.084%(c)	12/15/26	2,600	2,603,640
			12,161,385
Equipment — 0.3%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	3,500	3,472,451
Series 2017-B, Class A4, 144A
2.410%	11/15/24	1,700	1,685,267
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,778,733

A65

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Series 2018-A, Class A4, 144A
3.390%	01/10/25	1,600	$ 1,624,995
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	817,224
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,521,770
			12,900,440
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650%
4.136%(c)	03/25/33	81	81,920
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	05/25/33	156	155,803
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%
3.431%(c)	06/25/34	472	469,247
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900%
3.386%(c)	07/25/32	77	77,166
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275%
3.761%(c)	09/25/32	2,193	2,186,779
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,885	1,923,804
			4,894,719
Other — 0.1%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35	1,910	1,932,814
Residential Mortgage-Backed Securities — 0.6%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB06, Class A3
3.663%	07/25/35	187	186,014
CSMC Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%
5.639%(c)	12/26/46	3,432	3,463,204
Series 2018-11R, 144A, 1 Month LIBOR + 1.400%
3.902%(c)	08/25/37	1,144	1,141,600
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	1,388	1,391,785
Equity One Mortgage Pass-Through Trust,
Series 2004-03, Class M1
4.535%	07/25/34	196	197,610
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%(cc)	01/25/59	900	900,590
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	700	699,360
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%
3.281%(c)	06/25/34	202	199,936
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	2,141	2,109,373
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	03/16/23	EUR	2,857	$ 3,198,868
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		4,733	4,656,045
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600%
3.086%(c)	02/25/57		4,033	3,999,639
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		3,166	3,107,748
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		397	396,224
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		178	180,069
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		663	659,761
				26,487,826
Student Loans — 0.7%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		2,860	2,816,074
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		1,978	1,974,177
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		865	877,302
Series 2018-CGS, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.286%(c)	02/25/46		1,023	1,017,341
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		2,000	1,980,839
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		3,000	3,048,999
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		4,600	4,610,257
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		1,700	1,722,175
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		3,800	3,905,085
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		2,100	2,096,969
SoFi Professional Loan Program Trust,
Series 2018-B, Class A1FX, 144A
2.640%	08/25/47		1,999	1,996,617
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		3,500	3,537,600
				29,583,435

Total Asset-Backed Securities (cost $282,276,652)				282,847,998

A66

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans — 0.1%
Electric — 0.1%
Calpine Corp.,
Term Loan (2017), 1 Month LIBOR + 1.750%
4.250%(c)	12/31/19	2,294	$ 2,290,275
Software — 0.0%
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%
4.490%(c)	07/08/22	1,372	1,367,994

Total Bank Loans (cost $3,659,953)			3,658,269
Commercial Mortgage-Backed Securities — 7.2%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	3,901,639
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,578,099
BBCMS Mortgage Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,735,842
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,215,417
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	7,077,739
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A3
2.815%	04/10/46	1,086	1,087,191
Series 2014-GC21, Class A4
3.575%	05/10/47	1,484	1,531,235
Series 2014-GC23, Class A3
3.356%	07/10/47	2,800	2,844,007
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,953,978
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,498,974
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,613,823
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	796	795,526
Series 2014-CR18, Class A4
3.550%	07/15/47	2,800	2,869,066
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	5,083,125
Series 2014-UBS03, Class A2
2.844%	06/10/47	2,232	2,229,927
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,192,395
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	3,073,493
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,264,058
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces,
Series 2015-M17, Class A2
2.939%(cc)	11/25/25	3,900	$ 3,944,705
Series 2016-M07, Class AB2
2.385%	09/25/26	2,400	2,321,316
Series 2017-M01, Class A2
2.416%(cc)	10/25/26	2,200	2,135,219
Series 2017-M04, Class A2
2.597%(cc)	12/25/26	11,800	11,562,634
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	8,313,372
Series 2018-M04, Class A2
3.043%(cc)	03/25/28	4,325	4,353,313
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.405%(cc)	05/25/22	23,216	855,012
Series K021, Class X1, IO
1.440%(cc)	06/25/22	6,563	257,456
Series K055, Class X1, IO
1.366%(cc)	03/25/26	13,824	1,106,441
Series K057, Class AM
2.624%	08/25/26	7,230	7,119,493
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	6,026,455
Series K068, Class AM
3.315%	08/25/27	5,600	5,745,299
Series K069, Class A2
3.187%(cc)	09/25/27	4,900	4,999,478
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,071,346
Series K070, Class A2
3.303%(cc)	11/25/27	7,250	7,460,236
Series K070, Class AM
3.364%(cc)	12/25/27	1,525	1,569,259
Series K072, Class A2
3.444%	12/25/27	2,000	2,079,642
Series K074, Class A2
3.600%	01/25/28	11,800	12,414,550
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	3,747,738
Series K076, Class A2
3.900%	04/25/28	8,600	9,240,573
Series K076, Class AM
3.900%	04/25/28	2,575	2,749,155
Series K077, Class A2
3.850%(cc)	05/25/28	4,800	5,140,810
Series K077, Class AM
3.850%(cc)	05/25/28	950	1,012,404
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	7,600,793
Series K081, Class AM
3.900%(cc)	08/25/28	3,500	3,744,589
Series K086, Class A2
3.859%(cc)	11/25/28	5,800	6,220,084
Series K086, Class AM
3.919%(cc)	11/25/28	1,300	1,394,217

A67

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K087, Class AM
3.832%(cc)	12/25/28	1,350	$ 1,434,990
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	4,490,349
Series K710, Class X1, IO
1.850%(cc)	05/25/19	7,447	758
Series K711, Class X1, IO
1.629%(cc)	07/25/19	10,869	12,726
Series W5FX, Class AFX
2.970%(cc)	04/25/28	2,260	2,286,621
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	4,021,634
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	5,954,655
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	5,622,651
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,533,303
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	1,400	1,429,630
Series 2015-C27, Class A3A1
2.920%	02/15/48	6,000	5,968,308
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3
3.139%	06/15/45	77	76,448
Series 2012-LC09, Class A4
2.611%	12/15/47	811	810,677
Series 2013-C10, Class A4
2.875%	12/15/47	315	314,647
Series 2013-LC11, Class A4
2.694%	04/15/46	634	631,950
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,354,024
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	9,995,778
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,017,602
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,549,228
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,738,532
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,609,522
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,384,146
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,703,500
Series 2013-C05, Class A3
2.920%	03/10/46	3,261	3,277,107
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,810,522
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	$ 7,742,776
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,582,579
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	7,396,779

Total Commercial Mortgage-Backed Securities (cost $293,453,899)			296,482,565
Corporate Bonds — 10.6%
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	1,121	1,182,655
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	1,015,322
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,319,424
			3,517,401
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	3,740	3,656,824
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
8.125%	06/23/19	325	328,671
			3,985,495
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,700	2,656,359
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	465	474,811
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	376	383,790
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	528	536,466
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	222	243,167
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	87	86,726
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	549	549,746

A68

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	2,000	$ 1,996,339
			6,927,404
Auto Manufacturers — 0.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.100%	04/12/21	655	659,084
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
3.207%(c)	04/12/21	495	494,684
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.100%	05/04/20	1,205	1,207,168
3.350%	05/04/21	2,010	2,022,366
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,230	1,030,578
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	680	669,642
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	1,395	1,388,105
6.600%	04/01/36	760	795,083
General Motors Financial Co., Inc.,
Gtd. Notes
3.550%	04/09/21	805	809,409
3.950%	04/13/24	2,800	2,771,111
Gtd. Notes, 3 Month LIBOR + 0.850%
3.647%(c)	04/09/21	1,060	1,051,869
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	4,705	4,651,425
			17,550,524
Banks — 3.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.848%	04/12/23	1,000	1,008,516
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.917%(c)	04/12/23	800	790,178
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	-(rr)	445	483,381
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	2,875	2,911,500
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22	2,510	2,539,386
3.824%(ff)	01/20/28	955	967,927
4.125%	01/22/24	4,830	5,061,035
4.271%(ff)	07/23/29	510	531,025
Sub. Notes, MTN
4.000%	01/22/25	2,000	2,039,669
4.450%	03/03/26	8,455	8,811,438
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	$ 507,977
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	1,380	1,381,352
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	828,783
3.684%	01/10/23	585	584,303
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	3,954,159
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	-(rr)	2,205	2,227,050
Jr. Sub. Notes, Series R
6.125%(ff)	-(rr)	1,375	1,402,500
Jr. Sub. Notes, Series T
6.250%(ff)	-(rr)	625	657,812
Sr. Unsec’d. Notes
3.200%	10/21/26	1,870	1,831,543
3.700%	01/12/26	8,785	8,923,993
Sub. Notes
4.450%	09/29/27	5,965	6,128,654
4.750%	05/18/46	820	849,627
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	1,370	1,385,738
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,640	1,630,095
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,400	2,453,205
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	984,872
Sub. Notes
7.000%	04/15/20	570	592,836
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	-(rr)	2,215	2,234,381
Jr. Sub. Notes, Series O
5.300%(ff)	-(rr)	740	744,810
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	4,090,514
3.750%	02/25/26	1,010	1,013,415
3.814%(ff)	04/23/29	540	534,972
3.850%	01/26/27	2,910	2,921,354
5.750%	01/24/22	5,420	5,812,828
Sub. Notes
6.750%	10/01/37	104	126,784
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
3.283%(c)	05/18/21	2,115	2,113,865
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
4.835%(c)	03/08/21	1,025	1,056,927

A69

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
4.875%	01/14/22	1,910	$ 2,007,948
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.221%(c)	-(rr)	1,435	1,442,175
Jr. Sub. Notes, Series X
6.100%(ff)	-(rr)	1,275	1,338,750
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	708,000
3.964%(ff)	11/15/48	3,250	3,168,540
4.005%(ff)	04/23/29	2,170	2,228,853
4.250%	10/15/20	2,930	2,996,227
4.452%(ff)	12/05/29	3,350	3,565,711
Sub. Notes
3.875%	09/10/24	3,775	3,870,241
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%(ff)	04/26/21(a)	5,000	5,009,595
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
3.300%	05/07/21	2,200	2,217,171
Gtd. Notes, 144A, MTN
5.800%	01/13/20	1,870	1,913,059
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25	3,080	3,076,234
Morgan Stanley,
Jr. Sub. Notes, Series H
5.450%(ff)	-(rr)	840	842,100
Sr. Unsec’d. Notes
4.375%	01/22/47	1,045	1,077,164
5.750%	01/25/21	1,400	1,470,235
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	950	974,404
3.772%(ff)	01/24/29(a)	8,775	8,806,918
3.875%	01/27/26	675	690,155
4.431%(ff)	01/23/30	515	542,412
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,255	1,245,513
5.625%	09/23/19	1,415	1,433,427
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,924,228
National City Corp.,
Sub. Notes
6.875%	05/15/19	3,370	3,386,884
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
3.141%(c)	04/30/21	2,250	2,254,854
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	490	495,475
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	1,974,124
			144,778,801
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	1,285	$ 1,760,833
8.200%	01/15/39	250	346,958
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,466,691
Keurig Dr. Pepper, Inc.,
Gtd. Notes, 144A
3.551%	05/25/21	1,150	1,162,378
			4,736,860
Building Materials — 0.1%
Owens Corning,
Sr. Unsec’d. Notes
4.200%	12/15/22	775	794,968
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	1,400	1,435,000
			2,229,968
Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,500	1,574,534
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	585	527,231
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	3,680	3,678,701
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	45	46,734
9.400%	05/15/39	347	527,653
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	970	871,850
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22	2,000	2,077,500
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	345	370,917
5.625%	11/15/43	430	456,177
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	778,866
SASOL Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	742,360
6.500%	09/27/28	670	731,141
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	460	540,574
			12,924,238

A69

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	$ 916,788
6.700%	06/01/34	420	521,461
7.000%	10/15/37	380	487,479
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,190	1,157,513
5.875%	09/15/26	485	501,369
			3,584,610
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45	890	846,755
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	225	224,047
			1,070,802
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.750%	05/15/19	775	775,636
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20	2,225	2,218,707
3.450%	04/30/21	4,415	4,468,583
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	800	819,912
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	921,918
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	766	756,509
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	560	583,705
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12(d)	1,715	32,585
6.875%	05/02/18(d)	700	13,650
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,915	1,922,665
U.S. Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	475	477,385
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	340,839
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20	2,700	2,696,412
			16,028,506
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 1.0%
Avista Corp.,
First Mortgage
4.350%	06/01/48	1,160	$ 1,229,369
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	710,240
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	378,213
CenterPoint Energy Houston Electric LLC,
General Ref. Mtge.
6.950%	03/15/33	590	800,578
Commonwealth Edison Co.,
First Mortgage
3.750%	08/15/47	1,610	1,583,354
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.500%	12/01/39	220	262,137
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,258,901
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,490	1,553,107
Duke Energy Carolinas LLC,
First Mortgage
4.000%	09/30/42	570	586,238
6.050%	04/15/38	550	701,059
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	775,329
Eversource Energy,
Sr. Unsec’d. Notes
4.500%	11/15/19	615	620,695
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	3,470	3,505,330
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	800	808,884
6.250%	10/01/39	1,425	1,581,470
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	355	401,008
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	368,854
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	173,310
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	3,035,875
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
9.375%	01/28/20	1,420	1,492,292

A71

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	$ 472,369
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,254,492
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
4.881%	08/15/19	610	614,971
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,543,191
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	1,360	1,276,688
5.000%	03/15/44	695	756,218
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21(a)	1,760	1,751,782
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	1,130	1,112,753
3.700%	05/01/28	1,280	1,330,566
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	663,545
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,402,129
Southern California Edison Co.,
First Ref. Mtge.
4.000%	04/01/47	580	540,080
First Ref. Mtge., Series C
3.600%	02/01/45	860	753,117
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes, 144A
2.750%	05/07/19	665	665,118
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	510,738
			39,474,000
Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21	900	897,069
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	700	632,632
5.500%	07/31/47	800	736,000
			1,368,632
Foods — 0.3%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21	3,440	3,504,460
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
3.319%(c)	04/16/21		5,635	$ 5,624,457
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		475	410,894
5.000%	07/15/35		815	803,191
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49		1,720	1,738,366
				12,081,368
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20		290	301,458
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,595	1,779,729
				2,081,187
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		65	69,551
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		3,285	3,273,874
				3,343,425
Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24		474	481,258
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	300	351,633
2.250%	03/07/39	EUR	400	487,596
				1,320,487
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		515	610,051
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		390	402,501
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		640	645,523
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,155	1,224,300
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		940	996,414

A72

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	190	$ 191,379
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	445	465,690
			4,535,858
Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	1,300	1,298,765
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	1,695	1,617,749
Insurance — 0.2%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	1,030	1,061,081
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	755	805,555
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	365	449,851
7.000%	03/15/34	850	1,052,909
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	942,323
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	200	198,612
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	904,674
Ohio National Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/30/20	680	702,701
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	134,375
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,487,835
6.850%	12/16/39	124	170,438
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	350	362,832
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
6.150%	08/15/19	460	465,391
			8,738,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	980	$ 983,843
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,318,425
Media — 0.4%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	1,520	1,527,448
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	04/01/38	1,950	1,960,470
6.384%	10/23/35	875	975,637
6.484%	10/23/45	1,386	1,553,710
Comcast Corp.,
Gtd. Notes
4.250%	10/15/30	680	722,419
6.400%	05/15/38	530	679,077
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	941	914,896
Gtd. Notes, 144A
2.800%	06/15/20	1,740	1,732,365
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	330	331,206
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	353,996
Viacom, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	450	453,678
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	1,072,500
Walt Disney Co. (The),
Gtd. Notes, 144A
6.150%	03/01/37	515	666,452
6.900%	08/15/39	90	126,796
Warner Media LLC,
Gtd. Notes
3.600%	07/15/25	275	274,310
3.800%	02/15/27	1,065	1,060,668
			14,405,628
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	425	442,871
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	425	510,192
			953,063

A73

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.1%
Actuant Corp.,
Gtd. Notes
5.625%	06/15/22	1,205	$ 1,215,544
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.000%	08/07/19	264	266,514
			1,482,058
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.000%	05/10/19	645	644,353
2.125%	09/27/21	1,640	1,604,346
2.750%	01/06/23	315	311,056
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,095	1,080,911
4.375%	02/11/20	1,000	1,013,998
			4,654,664
Oil & Gas — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.677%(s)	10/10/36	2,000	887,583
4.850%	03/15/21	936	970,281
6.450%	09/15/36	1,155	1,328,900
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,188,205
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	210	221,658
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	330,601
Encana Corp. (Canada),
Gtd. Notes
6.500%	08/15/34	370	442,072
6.500%	02/01/38	275	322,671
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	359,735
6.510%	03/07/22	580	618,034
Helmerich & Payne, Inc.,
Gtd. Notes
4.650%	03/15/25	1,995	2,082,274
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	550	554,657
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	835	828,886
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	740	750,737
5.750%	02/01/29	840	832,020
6.250%	03/17/24(a)	710	762,363
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.375%	03/13/22	450	$ 459,342
5.500%	01/21/21	2,110	2,145,870
6.350%	02/12/48	1,536	1,354,214
6.500%	06/02/41(a)	1,255	1,136,013
8.625%	12/01/23	350	388,527
Gtd. Notes, MTN
6.750%	09/21/47	2,265	2,079,270
6.875%	08/04/26	1,000	1,042,300
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,250	1,244,035
			22,330,248
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
4.500%	06/01/21	2,200	2,230,544
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	2,845	2,933,073
			5,163,617
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	630	640,332
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	800	835,971
			1,476,303
Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,175	1,177,634
4.500%	05/14/35	1,910	1,868,326
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	2,190	2,144,800
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
3.232%(c)	06/25/21	1,115	1,105,361
Gtd. Notes, 144A
3.500%	06/25/21	500	502,003
Cigna Corp.,
Gtd. Notes, 144A
4.375%	10/15/28	12,785	13,261,498
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	7,575	7,675,380
4.780%	03/25/38	340	336,700
5.125%	07/20/45	610	619,936
5.300%	12/05/43	225	234,211

A74

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mylan NV,
Gtd. Notes
5.250%	06/15/46	610	$ 548,913
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	765	689,952
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	3,555	3,511,129
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	69,935
			33,745,778
Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	717	729,669
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	675	696,212
4.950%	06/15/28	1,115	1,169,461
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,345	1,388,376
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	1,456,535
4.800%	02/15/29	1,750	1,842,195
4.875%	06/01/25	3,250	3,459,357
5.200%	03/01/47	40	40,588
5.500%	02/15/49	395	421,331
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	165,872
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	935	921,695
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	118,433
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	315	313,819
4.900%	01/15/45	1,000	998,473
5.100%	09/15/45	500	514,073
			14,236,089
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,097,145
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	230	233,969
			1,331,114
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
3.473%(c)	04/17/20	1,100	$ 1,100,242
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,756,067
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	1,325	1,376,344
5.625%	10/15/23	125	127,656
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22(a)	360	363,517
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,375	1,368,125
			9,091,951
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22(a)	1,455	1,465,691
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	705	673,504
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.125%	04/15/21	1,310	1,308,454
3.125%	10/15/22	1,010	1,005,384
			2,987,342
Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	1,233	1,245,960
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	1,210	1,240,864
4.450%	11/03/45	215	243,708
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	920	986,337
			3,716,869
Telecommunications — 0.4%
AT&T Corp.,
Gtd. Notes
8.750%	11/15/31	4	5,334
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	2,355	2,330,311
4.300%	02/15/30	325	328,730
4.550%	03/09/49	64	60,439
4.850%	03/01/39	6,690	6,730,736
5.250%	03/01/37	65	68,101
5.350%	09/01/40	82	86,135

A75

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	400	$ 573,923
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	750	769,688
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	1,250	1,249,625
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	725	702,490
4.500%	08/10/33	1,205	1,273,677
4.862%	08/21/46	860	916,278
Sr. Unsec’d. Notes, 144A
4.016%	12/03/29	1,900	1,954,665
			17,050,132
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	841,319
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	874,832
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	112,559
			1,828,710

Total Corporate Bonds (cost $424,786,952)			432,313,251
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Rev., Taxable BP Settlement, Series B
4.263%	09/15/32	240	252,286
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F
6.263%	04/01/49	1,325	1,889,596
State of California,
GO, BABs
7.300%	10/01/39	1,270	1,837,728
7.625%	03/01/40	215	325,656
GO, Taxable, BABs
7.500%	04/01/34	475	685,734
7.550%	04/01/39	245	372,086
			5,110,800
Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	926,330
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	$ 1,373,505
State of Illinois,
GO, Series D
5.000%	11/01/22	3,190	3,439,235
			4,812,740
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, Taxable, BABs, Series F
7.414%	01/01/40	1,070	1,607,161
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Tax. Future, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,353,186
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, Taxable, BABs, Series C
4.910%	06/01/40	455	548,771
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev.,
Revenue Bonds, Taxable, BABs, Series B2
4.879%	12/01/34	300	341,049
			889,820
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, Taxable, BABs, Series A
5.834%	11/15/34	445	573,961
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	696,845
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	495	511,845

Total Municipal Bonds (cost $13,449,610)			16,734,974
Residential Mortgage-Backed Securities — 1.1%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	32	31,805
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	668	663,540
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.504%(cc)	02/25/35	348	348,690
Series 2005-B, Class 2A1
4.693%(cc)	03/25/35	122	119,607

A76

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700%
4.186%(c)	10/25/27	590	$ 595,248
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950%
3.436%(c)	08/25/28	795	794,996
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350%
3.836%(c)	08/25/28	300	300,088
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600%
4.086%(c)	08/25/28	300	299,657
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.989%(c)	11/01/23	4,700	4,700,000
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.621%(cc)	02/25/37	265	267,626
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%
4.489%(c)	12/25/57	3,043	3,062,622
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%
4.489%(c)	01/25/57	3,314	3,363,995
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,624	1,588,708
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	3,137	3,105,878
CSMC Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	2,554	2,592,579
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
3.936%(c)	01/25/29	487	488,786
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300%
3.786%(c)	03/25/29	1,189	1,194,584
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250%
4.736%(c)	11/25/28	719	729,344
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300%
3.786%(c)	04/25/29	2,050	2,060,705
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200%
3.686%(c)	07/25/29	2,120	2,129,269
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750%
3.236%(c)	03/25/30	4,164	4,161,754
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450%
3.101%(c)	08/25/60	2,136	2,127,088
Holmes Master Issuer PLC (United Kingdom),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 0.360%
3.147%(c)	10/15/54	2,200	2,192,887
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.562%(cc)	07/25/35	139	141,450
Lanark Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A, 144A, 3 Month LIBOR + 0.420%
3.083%(c)	12/22/69	1,520	1,512,976
Lehman XS Trust,
Series 2006-GP04, Class 1A1, 1 Month LIBOR + 0.205%
2.691%(c)	08/25/46	1,354	1,335,874
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
LSTAR Securities Investment Ltd.,
Series 2017-06, Class A, 144A, 1 Month LIBOR + 1.750%
4.252%(c)	09/01/22		1,094	$ 1,099,101
Series 2017-08, Class A, 144A, 1 Month LIBOR + 1.650%
4.152%(c)	11/01/22		936	936,396
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1
5.000%	04/25/19		—(r )	28
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		935	947,213
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.236%(c)	01/25/48		932	924,934
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550%
4.036%(c)	07/25/28		400	398,958
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750%
3.236%(c)	09/25/48		1,380	1,378,578
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.570%(cc)	02/25/34		145	145,733
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-01, Class 3A
5.000%	03/25/20		15	14,781

Total Residential Mortgage-Backed Securities (cost $45,618,875)				45,755,478
Sovereign Bonds — 0.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	3,324,875
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	180,427
4.375%	07/12/21		500	513,750
7.375%	09/18/37		625	817,187
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	1,027,055
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		400	411,785
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	394,304
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		2,280	2,428,036
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,500	1,881,032
4.450%	02/11/24		505	526,249

A77

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		950	$ 1,047,807
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,100	2,470,349
4.750%	01/08/26		540	570,362
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		400	395,574
2.125%	10/25/23		1,400	1,363,180
2.625%	04/20/22		2,000	1,996,240
3.000%	03/12/24		400	405,377
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		515	537,918
4.500%	04/16/50		475	495,900
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,105	1,136,459
4.817%	03/14/49		1,060	1,114,524
5.103%	04/23/48		915	1,001,925
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,850	2,150,558
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.250%	01/16/50		1,720	1,834,346
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		1,325	1,301,924
2.875%	03/04/23		1,785	1,767,775
4.000%	04/17/25		1,035	1,059,623
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,800	1,786,316
3.250%	06/01/23		800	816,351
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20		1,710	1,725,048
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		680	725,900

Total Sovereign Bonds (cost $36,759,362)				37,208,156
U.S. Government Agency Obligations — 7.6%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,440,301
Federal Home Loan Mortgage Corp.
2.000%	01/01/32		1,066	1,038,917
2.500%	03/01/30		569	568,712
3.000%	10/01/28		438	444,215
3.000%	06/01/29		1,041	1,054,537
3.000%	03/01/32		1,237	1,251,383
3.000%	01/01/37		599	605,248
3.000%	01/01/43		1,139	1,139,877
3.000%	07/01/43		2,244	2,245,485
3.000%	01/01/47		8,288	8,251,170
3.500%	TBA		16,500	16,736,266
3.500%	03/01/42		686	701,571
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	06/01/42	410	$ 418,846
3.500%	01/01/47	1,370	1,393,366
4.000%	06/01/26	667	691,005
4.000%	09/01/26	322	332,068
4.000%	10/01/39	899	932,997
4.000%	12/01/40	445	462,149
4.000%	10/01/41	459	476,832
4.000%	01/01/42	173	179,776
4.000%	10/01/45	738	762,472
4.000%	07/01/48	13,246	13,668,133
4.500%	07/01/19	4	4,288
4.500%	07/01/20	18	18,780
4.500%	09/01/39	327	345,898
4.500%	10/01/39	1,880	1,990,685
4.500%	12/01/39	563	596,152
4.500%	07/01/41	285	299,845
4.500%	07/01/41	1,880	1,990,556
4.500%	08/01/41	136	143,047
4.500%	08/01/41	242	254,043
4.500%	08/01/41	525	555,895
4.500%	10/01/41	151	157,693
4.500%	10/01/46	393	411,830
4.500%	12/01/47	2,252	2,361,908
5.000%	05/01/34	25	27,325
5.000%	05/01/34	257	276,887
5.000%	08/01/35	25	26,548
5.000%	09/01/35	34	36,982
5.000%	10/01/36	39	41,954
5.000%	05/01/37	26	27,944
5.000%	07/01/37	508	548,027
5.000%	09/01/38	62	66,300
5.000%	09/01/38	64	69,322
5.000%	09/01/38	74	79,884
5.000%	02/01/39	25	26,613
5.000%	06/01/39	67	71,806
5.500%	02/01/34	35	36,973
5.500%	04/01/34	319	342,085
5.500%	06/01/34	112	120,889
5.500%	06/01/34	166	182,321
5.500%	05/01/37	54	59,426
5.500%	02/01/38	449	491,753
5.500%	05/01/38	81	88,362
5.500%	07/01/38	402	438,992
6.000%	03/01/32	228	248,975
6.000%	12/01/33	52	56,618
6.000%	07/01/36	4	4,164
6.000%	12/01/36	9	10,407
6.000%	05/01/37	15	16,209
6.000%	12/01/37	30	32,517
6.000%	01/01/38	4	4,274
6.000%	01/01/38	17	18,743
6.000%	01/01/38	376	413,646
6.000%	10/01/38	83	90,835
6.000%	08/01/39	48	53,362
6.750%	03/15/31	500	698,256
7.000%	01/01/31	27	29,978
7.000%	06/01/31	30	33,441
7.000%	09/01/31	4	4,512

A78

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.000%	10/01/31	50	$ 56,983
7.000%	10/01/32	31	32,422
Federal National Mortgage Assoc.
2.000%	08/01/31	1,486	1,446,548
2.500%	01/01/28	1,257	1,256,559
2.500%	10/01/43	1,071	1,045,151
2.500%	12/01/46	1,936	1,881,358
3.000%	02/01/27	1,916	1,940,582
3.000%	08/01/30	1,154	1,165,422
3.000%	11/01/36	3,116	3,146,813
3.000%	12/01/42	1,362	1,362,578
3.000%	12/01/42	2,132	2,133,660
3.000%	11/01/46	391	389,055
3.000%	03/01/47	1,446	1,442,079
3.500%	TBA	8,750	8,860,395
3.500%	11/01/32	491	503,910
3.500%	02/01/33	1,631	1,668,930
3.500%	06/01/39	726	739,503
3.500%	01/01/42	6,871	7,016,368
3.500%	05/01/42	3,529	3,604,197
3.500%	07/01/42	912	931,868
3.500%	08/01/42	373	380,725
3.500%	08/01/42	1,180	1,205,075
3.500%	09/01/42	1,036	1,057,567
3.500%	09/01/42	1,817	1,855,587
3.500%	11/01/42	674	688,416
3.500%	03/01/43	3,431	3,508,049
3.500%	04/01/43	632	645,559
3.500%	04/01/43	1,623	1,657,594
3.500%	07/01/43	301	306,995
3.500%	06/01/45	7,717	7,850,288
3.500%	06/01/48	6,450	6,558,833
4.000%	TBA	33,000	33,912,932
4.000%	12/01/36	1,226	1,276,764
4.000%	10/01/41	3,715	3,852,817
4.000%	07/01/44	1,430	1,487,629
4.000%	09/01/44	3,265	3,377,471
4.000%	06/01/47	1,908	1,971,962
4.000%	09/01/47	693	716,450
4.000%	11/01/47	1,238	1,293,827
4.500%	07/01/33	56	59,244
4.500%	08/01/33	14	15,163
4.500%	09/01/33	46	48,643
4.500%	10/01/33	143	151,402
4.500%	03/01/34	39	40,897
4.500%	01/01/35	3	3,231
4.500%	07/01/39	964	1,022,760
4.500%	08/01/39	739	783,839
4.500%	09/01/39	531	561,412
4.500%	12/01/39	5	5,785
4.500%	03/01/41	1,771	1,880,159
4.500%	07/01/42	152	161,005
5.000%	TBA	5,750	6,071,283
5.000%	03/01/34	260	280,219
5.000%	04/01/35	625	672,403
5.000%	06/01/35	153	164,058
5.000%	07/01/35	115	124,064
5.000%	07/01/35	155	166,173
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	09/01/35	87	$ 93,316
5.000%	11/01/35	112	120,430
5.000%	02/01/36	87	93,775
5.500%	02/01/33	129	142,026
5.500%	08/01/33	206	227,447
5.500%	10/01/33	58	63,810
5.500%	12/01/33	62	67,735
5.500%	12/01/34	157	172,597
5.500%	10/01/35	647	709,855
5.500%	03/01/36	52	55,240
5.500%	04/01/36	115	125,614
5.500%	01/01/37	75	82,242
5.500%	04/01/37	40	44,002
5.500%	05/01/37	249	273,788
5.500%	08/01/37	298	327,644
6.000%	05/01/21	43	43,999
6.000%	10/01/33	269	295,183
6.000%	11/01/33	31	33,446
6.000%	11/01/33	35	37,614
6.000%	01/01/34	271	298,293
6.000%	02/01/34	117	128,631
6.000%	03/01/34	2	2,489
6.000%	03/01/34	14	14,943
6.000%	03/01/34	44	47,330
6.000%	11/01/34	39	41,507
6.000%	01/01/35	66	72,796
6.000%	01/01/35	177	193,539
6.000%	02/01/35	3	3,525
6.000%	02/01/35	111	119,117
6.000%	02/01/35	226	255,152
6.000%	04/01/35	20	21,628
6.000%	12/01/35	91	97,987
6.000%	05/01/36	42	45,924
6.000%	06/01/36	35	37,968
6.000%	02/01/37	79	87,583
6.000%	06/01/37	40	43,740
6.000%	05/01/38	210	229,495
6.250%	05/15/29(k)	1,935	2,544,413
6.500%	09/01/32	1	1,234
6.500%	09/01/32	9	10,288
6.500%	09/01/32	14	15,232
6.500%	09/01/32	44	48,501
6.500%	09/01/32	46	51,003
6.500%	10/01/32	46	50,549
6.500%	04/01/33	71	81,063
6.500%	11/01/33	22	24,487
6.500%	01/01/34	44	48,774
6.500%	09/01/34	51	56,713
6.500%	10/01/34	73	80,873
6.500%	09/01/36	138	156,848
6.500%	10/01/36	42	47,269
6.500%	11/01/36	39	42,950
6.500%	01/01/37	40	44,517
6.500%	01/01/37	110	121,527
6.500%	09/01/37	18	20,971
6.625%	11/15/30(k)	550	757,386
7.000%	02/01/32	32	35,543
7.000%	05/01/32	16	18,576

A79

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.000%	06/01/32	14	$ 15,841
7.000%	07/01/32	58	64,728
7.125%	01/15/30(k)	3,600	5,051,345
Government National Mortgage Assoc.
2.500%	03/20/43	849	840,415
2.500%	12/20/46	1,054	1,031,808
3.000%	03/15/45	1,346	1,352,669
3.000%	11/20/45	1,484	1,492,839
3.000%	03/20/46	9,862	9,922,366
3.000%	07/20/46	3,872	3,895,869
3.000%	12/20/46	1,424	1,432,505
3.000%	02/20/47	2,889	2,906,447
3.500%	TBA	7,000	7,151,348
3.500%	12/20/42	2,139	2,192,821
3.500%	05/20/43	438	449,287
3.500%	03/20/45	1,959	2,005,402
3.500%	04/20/45	2,762	2,826,957
3.500%	07/20/46	10,024	10,259,159
4.000%	TBA	11,500	11,863,193
4.000%	06/15/40	187	194,191
4.000%	05/20/41	344	358,669
4.000%	12/20/42	715	744,326
4.000%	08/20/44	345	357,034
4.000%	11/20/45	1,968	2,046,551
4.000%	12/20/45	2,083	2,166,053
4.000%	11/20/46	509	528,511
4.000%	09/20/47	8,914	9,207,664
4.500%	04/15/40	830	872,565
4.500%	01/20/41	1,501	1,580,393
4.500%	02/20/41	956	1,006,308
4.500%	06/20/44	1,040	1,096,833
4.500%	09/20/46	642	674,199
4.500%	11/20/46	1,275	1,345,700
4.500%	03/20/47	1,339	1,403,036
4.500%	05/20/48	2,398	2,491,197
4.500%	06/20/48	3,298	3,426,841
4.500%	08/20/48	10,452	10,859,475
5.000%	10/20/37	135	144,912
5.000%	04/20/45	911	974,059
5.500%	11/15/32	82	90,481
5.500%	02/15/33	63	69,668
5.500%	08/15/33	121	131,143
5.500%	08/15/33	166	177,262
5.500%	09/15/33	45	47,728
5.500%	09/15/33	85	92,845
5.500%	10/15/33	85	93,528
5.500%	12/15/33	17	17,812
5.500%	04/15/34	369	405,307
5.500%	07/15/35	73	80,325
5.500%	02/15/36	119	130,089
6.000%	02/15/33	3	3,196
6.000%	04/15/33	19	20,356
6.000%	09/15/33	21	23,805
6.000%	12/15/33	40	45,347
6.000%	12/15/33	127	136,275
6.000%	01/15/34	21	24,036
6.000%	01/15/34	35	39,292
6.000%	06/20/34	80	90,908
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	07/15/34	175	$ 196,500
6.000%	10/15/34	199	217,248
6.500%	10/15/23	1	1,055
6.500%	12/15/23	4	4,202
6.500%	01/15/24	2	1,723
6.500%	01/15/24	2	1,975
6.500%	01/15/24	4	4,905
6.500%	01/15/24	15	16,867
6.500%	01/15/24	19	21,377
6.500%	01/15/24	56	61,510
6.500%	02/15/24	—(r )	356
6.500%	02/15/24	1	672
6.500%	02/15/24	2	2,698
6.500%	02/15/24	3	2,983
6.500%	02/15/24	4	4,350
6.500%	02/15/24	8	9,284
6.500%	02/15/24	11	12,388
6.500%	02/15/24	12	13,321
6.500%	02/15/24	17	18,908
6.500%	02/15/24	30	32,451
6.500%	04/15/24	2	2,084
6.500%	04/15/24	2	2,220
6.500%	04/15/24	2	2,275
6.500%	04/15/24	2	2,616
6.500%	04/15/24	4	4,664
6.500%	04/15/24	4	4,805
6.500%	04/15/24	13	14,007
6.500%	05/15/24	—(r )	41
6.500%	05/15/24	13	13,972
6.500%	05/15/24	15	16,678
6.500%	10/15/24	19	20,183
6.500%	12/15/30	8	8,606
6.500%	01/15/32	21	24,006
6.500%	02/15/32	17	18,585
6.500%	07/15/32	42	46,423
6.500%	08/15/32	6	6,418
6.500%	08/15/32	8	9,004
6.500%	08/15/32	28	31,216
6.500%	08/15/32	213	244,372
6.500%	06/15/35	5	5,829
6.500%	06/15/35	40	45,188
6.500%	07/15/35	7	7,757
8.000%	01/15/24	8	7,574
8.000%	04/15/25	5	5,846

Total U.S. Government Agency Obligations (cost $311,831,470)			313,275,125
U.S. Treasury Obligations — 1.4%
U.S. Treasury Inflation Indexed Bonds, TIPS
2.375%	01/15/27	23,208	26,530,475
U.S. Treasury Notes
1.125%	02/28/21	640	625,925
2.375%	02/29/24	8,940	8,998,320
2.375%	08/15/24	1,520	1,527,659
2.500%	12/31/20(k)	1,070	1,073,218
2.625%	11/15/20	3,450	3,465,094
2.625%	02/15/29	1,270	1,293,316
2.750%	04/30/23(k)	9,270	9,452,865

A80

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28(k)	615	$ 493,845
2.241%(s)	05/15/28(k)	2,553	2,035,550

Total U.S. Treasury Obligations (cost $54,827,970)			55,496,267

Total Long-Term Investments (cost $3,441,600,466)			3,959,852,489

	Shares
Short-Term Investments — 7.8%
Affiliated Mutual Funds — 7.8%
PGIM Core Short-Term Bond Fund(w)	8,427,584	77,786,597
PGIM Core Ultra Short Bond Fund(w)	145,251,645	145,251,645
PGIM Institutional Money Market Fund (cost $95,290,402; includes $95,050,228 of cash collateral for securities on loan)(b)(w)	95,283,215	95,302,271

Total Affiliated Mutual Funds (cost $321,723,186)		318,340,513

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.0%
Ford Motor Credit Co. LLC
3.201%	04/09/19	2,310	2,307,847
(cost $2,308,381)
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
2.461%	06/20/19	150	149,212
(cost $149,195)

Options Purchased*~ — 0.0%
(cost $195,415)	665,445

Total Short-Term Investments (cost $324,376,177)	321,463,017

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—104.4% (cost $3,765,976,643)	4,281,315,506

Option Written*~ — (0.0)%
(premiums received $43,676)	(44,750)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.4% (cost $3,765,932,967)	4,281,270,756

Liabilities in excess of other assets(z) — (4.4)%	(181,725,616)

Net Assets — 100.0%	$4,099,545,140

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(21,953) and 0.0% of net assets.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,404,194; cash collateral of $95,050,228 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A81

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.00	358	716	$ 5,594
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.63	358	716	139,844
5 Year U.S Treasury Notes Futures	Put	04/26/19	$115.00	601	601	37,563
Total Exchange Traded (cost $171,991)						$183,001

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	600	$ 3,106
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	900	4,999
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,379	30,674
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	3,285	29,830
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	8,212	70,272
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	16,302	152,067
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	16,540	159,105
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	3,285	32,391
Total OTC Traded (cost $23,424)							$482,444
Total Options Purchased (cost $195,415)							$665,445
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.25	716	1,432	$(44,750)
(premiums received $43,676)

Futures contracts outstanding at March 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
591	2 Year U.S. Treasury Notes	Jun. 2019	$125,938,406	$ 454,043
1,985	5 Year U.S. Treasury Notes	Jun. 2019	229,918,828	1,987,077
454	10 Year U.S. Ultra Treasury Notes	Jun. 2019	60,282,688	1,039,291
1,052	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	176,736,000	6,301,323
7	Mini MSCI EAFE Index	Jun. 2019	653,240	12,678
				9,794,412
Short Positions:
8	10 Year Euro-Bund	Jun. 2019	1,492,742	(29,655)
496	10 Year U.S. Treasury Notes	Jun. 2019	61,612,500	(685,191)
664	20 Year U.S. Treasury Bonds	Jun. 2019	99,371,750	(2,457,880)
				(3,172,726)
				$ 6,621,686
A82

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2019:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/17/19	BNP Paribas S.A.	EUR	6,730	$ 7,690,624	$ 7,560,329	$130,295	$—
Expiring 04/17/19	HSBC Bank USA, N.A.	EUR	1,909	2,166,348	2,144,285	22,063	—
Expiring 04/17/19	HSBC Bank USA, N.A.	EUR	449	509,956	504,900	5,056	—
				$10,366,928	$10,209,514	$157,414	$—
Credit default swap agreements outstanding at March 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.31.V1	12/20/28	1.000%(Q)	39,000	$230,699	$138,398	$(92,301)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Forward rate agreements outstanding at March 31, 2019:
Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
135,500	04/15/19	—(3)	—(3)	$ 10,786	$—	$ 10,786	Citigroup Global Markets, Inc.
260,300	04/23/19	—(4)	—(4)	(32,739)	—	(32,739)	Citigroup Global Markets, Inc.
				$(21,953)	$—	$(21,953)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays or receives payments based on CMM102 minus 7 Year CMS minus 1.371% upon termination.
A85

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
(4)	The Portfolio pays or receives payments based on CMM102 minus 7 Year CMS minus 1.353% upon termination.
(5)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.
Interest rate swap agreements outstanding at March 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	3,905	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 19,571	$ (104,435)	$ (124,006)
EUR	1,390	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(12,624)	(78,973)	(66,349)
	24,360	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	—	(116,032)	(116,032)
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(7,720)	(7,720)
	33,700	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	119,646	119,646
	610	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	8,256	8,256
	20,135	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	49,779	144,415	94,636
	14,985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	46,829	(106,305)	(153,134)
	10,320	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(213,868)	(213,868)
	4,710	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(111,052)	(111,052)
	6,432	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,468)	(304,891)	(300,423)
	3,575	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(165,139)	(165,139)
	4,870	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	3,842	(229,774)	(233,616)
	16,149	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	1,001	(766,270)	(767,271)
	36,240	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	294,382	317,240	22,858
	860	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	3,974	3,974
	2,425	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	2,274	(34,046)	(36,320)
	8,033	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	90,939	153,563	62,624
	1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,998	21,328	19,330
	1,325	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	11,461	11,461
	4,595	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(2,908)	4,611	7,519
	1,580	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	35,780	35,780
	655	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(351)	(351)
	25,041	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(365,234)	(977,900)	(612,666)
	11,635	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(50,614)	(433,952)	(383,338)
	290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(6,039)	(6,039)
					$ 74,767	$(2,836,473)	$(2,911,240)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$12,332,748
Goldman Sachs & Co. LLC	—	149,212
Total	$—	$12,481,960
A84

GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks — 96.2%
Australia — 2.3%
AGL Energy Ltd.	66,200	$ 1,022,915
Aristocrat Leisure Ltd.	106,922	1,861,010
Ausdrill Ltd.	123,200	143,258
Bendigo & Adelaide Bank Ltd.	17,500	120,226
BHP Group PLC	152,898	3,684,928
Caltex Australia Ltd.	26,000	484,117
Coca-Cola Amatil Ltd.	166,300	1,021,477
CSL Ltd.	28,387	3,942,242
CSR Ltd.	334,900	789,831
Fortescue Metals Group Ltd.	201,900	1,021,451
Harvey Norman Holdings Ltd.(a)	247,700	707,546
Inghams Group Ltd.(a)	268,900	834,281
Lendlease Group	101,800	894,872
Macquarie Group Ltd.	48,165	4,424,765
Metcash Ltd.	412,500	774,662
Mineral Resources Ltd.	64,000	720,504
Myer Holdings Ltd.*	567,600	249,477
Qantas Airways Ltd.	387,619	1,556,986
Rio Tinto Ltd.	26,000	1,809,369
		26,063,917
Austria — 0.2%
OMV AG	28,000	1,520,638
voestalpine AG	28,800	878,568
		2,399,206
Belgium — 0.1%
Bekaert SA	22,500	529,816
UCB SA	8,900	764,774
		1,294,590
Canada — 2.5%
Brookfield Asset Management, Inc. (Class A Stock)(a)	93,778	4,374,744
Canadian National Railway Co.	59,115	5,291,972
Dollarama, Inc.	71,336	1,903,041
Magna International, Inc.	55,750	2,714,467
Rogers Communications, Inc. (Class B Stock)	61,944	3,331,399
Toronto-Dominion Bank (The)	79,484	4,313,376
TransCanada Corp.	138,902	6,242,256
		28,171,255
China — 2.6%
Alibaba Group Holding Ltd., ADR*(a)	78,580	14,336,921
China Merchants Bank Co. Ltd. (Class H Stock)	875,000	4,269,061
China Resources Cement Holdings Ltd.	1,234,000	1,277,867
Kingboard Holdings Ltd.	216,000	768,226
NetEase, Inc., ADR	12,131	2,929,030
Tencent Holdings Ltd.	107,100	4,945,245
Xinyi Solar Holdings Ltd.	1,870,000	902,973
		29,429,323
	Shares	Value
Common Stocks (continued)
Denmark — 0.7%
Coloplast A/S (Class B Stock)	32,654	$ 3,586,613
Danske Bank A/S	61,200	1,075,883
DFDS A/S	11,300	467,881
Orsted A/S, 144A	40,618	3,082,683
		8,213,060
Finland — 0.3%
Neste OYJ	9,562	1,020,366
Nordea Bank Abp(a)	83,600	637,291
UPM-Kymmene OYJ	44,300	1,295,041
		2,952,698
France — 4.6%
Airbus SE	36,791	4,880,577
Arkema SA	6,700	638,956
Atos SE	4,900	473,190
AXA SA	46,300	1,167,050
BNP Paribas SA	23,200	1,111,664
Bouygues SA	17,700	634,020
Capgemini SE	32,207	3,910,229
Cie Generale des Etablissements Michelin SCA	12,000	1,421,492
CNP Assurances	42,800	941,946
Credit Agricole SA	78,500	949,539
Engie SA	50,000	745,477
LVMH Moet Hennessy Louis Vuitton SE	13,351	4,915,044
Natixis SA	146,400	784,849
Orange SA	82,400	1,342,812
Renault SA	12,300	815,427
Safran SA	34,838	4,785,714
Sanofi	50,200	4,440,973
SCOR SE	12,100	515,884
Societe Generale SA	28,600	828,300
TOTAL SA	123,286	6,856,065
TOTAL SA, ADR	165,950	9,235,117
Valeo SA	8,300	241,276
		51,635,601
Germany — 2.0%
Allianz SE	8,500	1,895,791
Aurubis AG	10,800	580,455
BASF SE	13,300	980,443
Bayerische Motoren Werke AG	14,800	1,142,900
Covestro AG, 144A	26,100	1,439,797
Daimler AG	17,600	1,033,722
Deutsche Lufthansa AG	54,200	1,192,747
Deutsche Post AG	18,500	602,504
Evonik Industries AG	36,500	999,122
Infineon Technologies AG	89,582	1,783,301
METRO AG	46,000	764,441
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	4,200	995,074
Rational AG	3,423	2,116,885
Rheinmetall AG	9,700	1,015,193
SAP SE	31,762	3,677,061
A85

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Siemens AG	10,600	$ 1,142,197
Volkswagen AG	7,400	1,206,245
		22,567,878
Hong Kong — 1.0%
AIA Group Ltd.	650,600	6,511,010
Lee & Man Paper Manufacturing Ltd.	1,049,000	898,686
PAX Global Technology Ltd.	933,000	435,301
Skyworth Digital Holdings Ltd.	1,072,000	366,379
WH Group Ltd., 144A	1,826,500	1,958,452
Wheelock & Co. Ltd.	67,000	491,401
Yue Yuen Industrial Holdings Ltd.	296,500	1,021,539
		11,682,768
India — 0.3%
HDFC Bank Ltd., ADR	27,516	3,189,380
Ireland — 0.4%
Kingspan Group PLC	69,778	3,231,608
Smurfit Kappa Group PLC	35,200	985,161
		4,216,769
Israel — 0.4%
Bank Hapoalim BM	91,200	604,162
Check Point Software Technologies Ltd.*(a)	29,096	3,680,353
		4,284,515
Italy — 0.7%
A2A SpA	546,200	997,405
Enel SpA	476,200	3,054,439
Ferrari NV	7,518	1,011,055
Leonardo SpA	74,400	867,328
Mediobanca Banca di Credito Finanziario SpA	87,600	912,309
UnipolSai Assicurazioni SpA	253,700	684,618
		7,527,154
Japan — 5.7%
AGC, Inc.	18,100	633,728
Aisan Industry Co. Ltd.	68,400	420,041
Aisin Seiki Co. Ltd.	14,000	499,898
Daikin Industries Ltd.	23,600	2,770,725
Dowa Holdings Co. Ltd.(a)	21,700	713,359
Enplas Corp.	7,500	192,831
Fujikura Ltd.(a)	95,500	359,376
Hazama Ando Corp.	85,900	574,974
Hitachi Capital Corp.	28,500	660,523
Hitachi High-Technologies Corp.	17,300	707,549
Isuzu Motors Ltd.	78,200	1,028,870
ITOCHU Corp.	102,900	1,862,694
Japan Airlines Co. Ltd.	28,000	985,995
Japan Aviation Electronics Industry Ltd.	46,000	640,842
JTEKT Corp.	50,800	625,300
Kaneka Corp.	14,800	554,489
KDDI Corp.	117,600	2,531,093
Keihin Corp.	54,300	888,239
Keiyo Bank Ltd. (The)	76,500	446,393
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Keyence Corp.	8,600	$ 5,369,885
Komatsu Ltd.	36,800	856,030
Konica Minolta, Inc.	87,900	866,103
Lintec Corp.	30,000	648,407
Marubeni Corp.	173,200	1,198,005
Mazda Motor Corp.	56,700	634,033
Mitsubishi Chemical Holdings Corp.	82,800	583,251
Mitsubishi Gas Chemical Co., Inc.	46,900	669,729
Mitsubishi UFJ Financial Group, Inc.	248,600	1,231,476
Mitsubishi UFJ Lease & Finance Co. Ltd.	165,800	845,706
Mitsui Chemicals, Inc.	31,500	760,554
Mitsui Sugar Co. Ltd.	25,400	624,996
Mixi, Inc.	17,800	411,606
Mizuho Financial Group, Inc.	597,700	924,683
Nikon Corp.	45,200	638,306
Nippon Telegraph & Telephone Corp.	69,300	2,943,275
Nishi-Nippon Financial Holdings, Inc.	48,600	412,801
Nissan Motor Co. Ltd.	161,600	1,325,208
Nisshinbo Holdings, Inc.	39,600	346,100
Nitori Holdings Co. Ltd.	19,700	2,544,447
NTN Corp.(a)	275,500	815,938
NTT DOCOMO, Inc.(a)	24,800	549,588
ORIX Corp.	44,600	640,122
Resona Holdings, Inc.	355,300	1,537,381
Sawai Pharmaceutical Co. Ltd.	9,200	533,206
Shiseido Co. Ltd.	51,000	3,683,057
SKY Perfect JSAT Holdings, Inc.	151,000	627,103
SMC Corp.	3,800	1,429,125
Sompo Holdings, Inc.	26,800	990,431
Sumitomo Forestry Co. Ltd.	50,100	694,950
Sumitomo Heavy Industries Ltd.	32,300	1,046,831
Sumitomo Mitsui Financial Group, Inc.	33,900	1,185,245
Suzuki Motor Corp.	45,300	2,002,230
Teijin Ltd.	67,300	1,110,214
Toagosei Co. Ltd.	53,700	567,476
Toho Holdings Co. Ltd.	12,400	309,727
Tokyo Electron Ltd.	7,300	1,055,789
Towa Pharmaceutical Co. Ltd.	28,200	743,538
Toyo Tire Corp.	35,200	399,566
Toyoda Gosei Co. Ltd.	33,200	703,623
Toyota Motor Corp.	15,730	922,147
Tsubakimoto Chain Co.	17,000	606,550
Ube Industries Ltd.	30,100	617,880
Ulvac, Inc.	12,700	366,765
Yokohama Rubber Co. Ltd. (The)	45,000	835,434
		64,905,436
Liechtenstein — 0.0%
VP Bank AG	1,765	243,733
Luxembourg — 0.2%
Tenaris SA	123,323	1,739,603
Macau — 0.2%
Galaxy Entertainment Group Ltd.	409,000	2,792,038
Netherlands — 2.4%
ABN AMRO Group NV, CVA, 144A	45,300	1,022,674
Adyen NV, 144A*	2,053	1,613,741

A86

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
Aegon NV	95,000	$ 458,741
ING Groep NV	75,400	914,008
Koninklijke Ahold Delhaize NV	95,900	2,551,846
Koninklijke Philips NV	103,612	4,232,506
NN Group NV	27,800	1,156,634
NXP Semiconductors NV	78,284	6,919,523
Royal Dutch Shell PLC (Class A Stock)	115,377	3,619,184
Royal Dutch Shell PLC (Class B Stock)	109,100	3,451,694
Signify NV, 144A	47,000	1,258,488
		27,199,039
New Zealand — 0.1%
Air New Zealand Ltd.	485,600	839,297
Norway — 0.3%
DNB ASA	68,200	1,257,991
Equinor ASA	37,300	817,860
Leroy Seafood Group ASA	123,600	898,122
		2,973,973
Singapore — 0.1%
DBS Group Holdings Ltd.	62,300	1,163,094
South Africa — 0.2%
Bid Corp. Ltd.	74,321	1,535,617
Investec PLC	79,700	460,001
Old Mutual Ltd.	5,800	8,535
		2,004,153
Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	95,627	4,205,050
Amadeus IT Group SA	52,292	4,194,300
Banco Santander SA	137,900	643,618
Iberdrola SA	97,700	857,577
Mapfre SA	219,300	604,841
Repsol SA	73,100	1,252,702
		11,758,088
Sweden — 1.0%
Atlas Copco AB (Class A Stock)	81,431	2,190,039
Boliden AB	35,400	1,009,511
Electrolux AB (Class B Stock)	37,400	962,479
Hexagon AB (Class B Stock)	57,884	3,027,391
JM AB(a)	25,700	460,536
Sandvik AB	45,200	736,418
SKF AB (Class B Stock)(a)	58,700	976,189
Swedbank AB (Class A Stock)	18,400	260,160
Volvo AB (Class B Stock)	133,200	2,066,723
		11,689,446
Switzerland — 2.5%
ALSO Holding AG*	3,620	468,752
Baloise Holding AG	9,000	1,489,628
Credit Suisse Group AG*	79,900	932,818
Helvetia Holding AG	1,400	855,644
Lonza Group AG*	14,409	4,485,605
Partners Group Holding AG	4,594	3,341,168
Roche Holding AG	20,000	5,525,511
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Sika AG	14,184	$ 1,991,570
Swiss Life Holding AG*	3,400	1,501,556
Swiss Re AG	14,000	1,369,396
Swisscom AG	1,248	611,527
Temenos AG*	22,977	3,399,971
UBS Group AG*	83,800	1,017,685
Zurich Insurance Group AG	4,100	1,359,601
		28,350,432
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	597,000	4,775,138
United Kingdom — 5.0%
3i Group PLC	97,100	1,246,301
Abcam PLC	52,121	769,605
Aviva PLC	164,200	883,125
Babcock International Group PLC	42,900	276,123
BAE Systems PLC	286,300	1,801,671
Barratt Developments PLC	109,300	854,307
Bellway PLC	25,400	1,008,615
Berkeley Group Holdings PLC	13,700	658,457
Bovis Homes Group PLC	66,300	918,619
BP PLC	355,000	2,584,903
BT Group PLC	365,300	1,062,438
Centrica PLC	457,200	680,350
Compass Group PLC	172,851	4,063,095
Crest Nicholson Holdings PLC	143,814	693,235
Debenhams PLC	228,400	8,038
Diageo PLC	100,208	4,097,836
Experian PLC	149,575	4,054,568
GlaxoSmithKline PLC	156,200	3,246,392
Go-Ahead Group PLC (The)	34,500	884,641
Imperial Brands PLC	44,600	1,525,698
Inchcape PLC	66,600	495,947
International Consolidated Airlines Group SA	150,000	1,000,986
J Sainsbury PLC	324,800	998,037
Keller Group PLC	48,200	387,927
Kingfisher PLC	255,800	783,731
Legal & General Group PLC	415,000	1,490,774
Lloyds Banking Group PLC	1,954,100	1,584,746
London Stock Exchange Group PLC	44,822	2,777,685
Marks & Spencer Group PLC	279,900	1,015,687
Meggitt PLC	72,300	474,472
National Express Group PLC	154,700	818,825
Paragon Banking Group PLC	105,900	601,580
Premier Foods PLC*	357,756	170,299
QinetiQ Group PLC	214,000	839,613
Quilter PLC, 144A	91,600	175,216
RELX PLC	173,776	3,717,961
Royal Mail PLC	120,900	375,436
RPC Group PLC	42,000	432,758
Segro PLC, REIT	332,184	2,914,990
St. James’s Place PLC	127,778	1,713,424
Tate & Lyle PLC	109,000	1,030,765

A87

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Taylor Wimpey PLC	263,400	$ 602,593
Vesuvius PLC	81,100	627,451
		56,348,920
United States — 59.0%
Adobe, Inc.*	39,253	10,460,532
Alphabet, Inc. (Class C Stock)*	10,618	12,458,206
Amazon.com, Inc.*	8,963	15,960,862
American International Group, Inc.	125,840	5,418,670
Amphenol Corp. (Class A Stock)	105,629	9,975,603
Applied Materials, Inc.	82,150	3,258,069
AT&T, Inc.	59,350	1,861,216
Autodesk, Inc.*	63,562	9,904,231
AXA Equitable Holdings, Inc.	69,813	1,406,034
Bank of New York Mellon Corp. (The)	84,700	4,271,421
Becton, Dickinson & Co.	10,144	2,533,261
Boeing Co. (The)	16,102	6,141,625
Booking Holdings, Inc.*	5,250	9,160,777
Brown-Forman Corp. (Class B Stock)	142,791	7,536,509
Bunge Ltd.	59,600	3,162,972
BWX Technologies, Inc.(a)	130,837	6,486,898
Carnival Corp.	47,550	2,411,736
CF Industries Holdings, Inc.	62,000	2,534,560
Chubb Ltd.	50,050	7,011,004
Cintas Corp.	49,805	10,066,089
Cisco Systems, Inc.	170,900	9,226,891
Citigroup, Inc.	51,300	3,191,886
Comcast Corp. (Class A Stock)	110,150	4,403,797
Conagra Brands, Inc.	79,700	2,210,878
Costco Wholesale Corp.	35,032	8,482,648
CVS Health Corp.	88,558	4,775,933
Danaher Corp.	93,826	12,386,909
DexCom, Inc.*	73,437	8,746,347
DowDuPont, Inc.	94,864	5,057,200
Duke Energy Corp.	32,690	2,942,100
Edwards Lifesciences Corp.*	49,896	9,546,602
Electronic Arts, Inc.*	110,188	11,198,406
EQT Corp.	62,217	1,290,381
Equitrans Midstream Corp.	56,247	1,225,060
Estee Lauder Cos., Inc. (The) (Class A Stock)	63,263	10,473,190
Evergy, Inc.	69,200	4,017,060
Exxon Mobil Corp.	96,500	7,797,200
Ferguson PLC	38,912	2,480,133
Fifth Third Bancorp	209,500	5,283,590
FleetCor Technologies, Inc.*	20,675	5,098,248
Fortive Corp.(a)	141,168	11,842,584
Fortune Brands Home & Security, Inc.	77,300	3,680,253
Fox Corp. (Class B Stock)*	57,050	2,046,954
Franklin Resources, Inc.(a)	91,450	3,030,653
General Electric Co.	432,350	4,319,176
Genpact Ltd.	259,200	9,118,656
Gilead Sciences, Inc.	48,150	3,130,232
Hess Corp.	50,700	3,053,661
Hologic, Inc.*	69,250	3,351,700
Illinois Tool Works, Inc.(a)	22,900	3,286,837
International Paper Co.	106,300	4,918,501
Intuit, Inc.	56,840	14,858,544
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Intuitive Surgical, Inc.*	23,658	$ 13,498,782
Johnson & Johnson	50,600	7,073,374
Johnson Controls International PLC	145,848	5,387,625
JPMorgan Chase & Co.	116,300	11,773,049
Kimberly-Clark Corp.	47,400	5,872,860
Kohl’s Corp.(a)	21,300	1,464,801
Las Vegas Sands Corp.	39,886	2,431,451
Loews Corp.	78,934	3,783,307
Marsh & McLennan Cos., Inc.	51,080	4,796,412
Mattel, Inc.*(a)	64,537	838,981
Medtronic PLC	83,371	7,593,431
Merck & Co., Inc.	90,450	7,522,726
MetLife, Inc.	96,500	4,108,005
Microsoft Corp.	218,814	25,806,923
Morgan Stanley	157,300	6,638,060
News Corp. (Class A Stock)	147,250	1,831,790
NextEra Energy, Inc.	1,400	270,648
Nielsen Holdings PLC	93,950	2,223,797
Occidental Petroleum Corp.	74,800	4,951,760
PayPal Holdings, Inc.*	143,005	14,849,639
PepsiCo, Inc.	32,100	3,933,855
Perrigo Co. PLC(a)	50,450	2,429,672
Pfizer, Inc.	221,800	9,419,846
PG&E Corp.*	79,150	1,408,870
Philip Morris International, Inc.	62,600	5,533,214
Pioneer Natural Resources Co.	22,210	3,382,139
QUALCOMM, Inc.	97,200	5,543,316
Raytheon Co.	14,885	2,710,261
Roper Technologies, Inc.	40,490	13,846,365
salesforce.com, Inc.*	72,955	11,553,883
SBA Communications Corp.*	66,949	13,367,037
Sempra Energy(a)	5,700	717,402
Sherwin-Williams Co. (The)	25,873	11,143,760
Signature Bank	13,350	1,709,735
SL Green Realty Corp.	26,500	2,382,880
Southern Co. (The)	145,900	7,540,112
Southwest Airlines Co.	91,600	4,754,956
Stericycle, Inc.*	41,770	2,273,123
TE Connectivity Ltd.(a)	32,500	2,624,375
Texas Instruments, Inc.	38,850	4,120,820
Thermo Fisher Scientific, Inc.	58,027	15,883,150
TJX Cos., Inc. (The)	179,783	9,566,253
Tyson Foods, Inc. (Class A Stock)	125,700	8,727,351
U.S. Bancorp	99,200	4,780,448
United Parcel Service, Inc. (Class B Stock)	38,400	4,290,816
United Technologies Corp.	13,900	1,791,571
Verizon Communications, Inc.	132,450	7,831,768
Visa, Inc. (Class A Stock)(a)	98,138	15,328,174
Walmart, Inc.	45,600	4,447,368
Walt Disney Co. (The)	4,517	501,483
Wells Fargo & Co.	240,800	11,635,456
Weyerhaeuser Co.	139,250	3,667,845

A88

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Zimmer Biomet Holdings, Inc.	18,600	$ 2,375,220
Zoetis, Inc.	153,323	15,435,026
		667,867,456

Total Common Stocks (cost $808,629,256)		1,088,277,960
Preferred Stocks — 0.6%
United States
Becton, Dickinson & Co. 6.125%	13,865	856,995
NextEra Energy, Inc. 6.123%(a)	54,098	3,346,502
Sempra Energy, Series A, CVT, 6.000%	21,874	2,312,082
Sempra Energy Series B, CVT, 6.750%(a)	4,673	496,086

Total Preferred Stocks (cost $6,112,494)		7,011,665

Total Long-Term Investments (cost $814,741,750)		1,095,289,625
Short-Term Investments — 8.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	31,698,926	31,698,926
PGIM Institutional Money Market Fund (cost $65,659,177; includes $65,518,022 of cash collateral for securities on loan)(b)(w)	65,649,415	65,662,545

Total Short-Term Investments (cost $97,358,103)		97,361,471

TOTAL INVESTMENTS—105.4% (cost $912,099,853)		1,192,651,096

Liabilities in excess of other assets — (5.4)%		(60,605,229)

Net Assets — 100.0%		$ 1,132,045,867

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,489,446; cash collateral of $65,518,022 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	8.6%
Software	7.3
Banks	6.1
Health Care Equipment & Supplies	6.1
Pharmaceuticals	5.1
Oil, Gas & Consumable Fuels	5.0
IT Services	4.9
Insurance	4.3
Internet & Direct Marketing Retail	3.5
Capital Markets	3.2
Aerospace & Defense	2.7
Chemicals	2.6
Machinery	2.6
Semiconductors & Semiconductor Equipment	2.6%
Electric Utilities	2.5
Electronic Equipment, Instruments & Components	2.2
Equity Real Estate Investment Trusts (REITs)	2.0
Industrial Conglomerates	1.8
Life Sciences Tools & Services	1.8
Food Products	1.8
Food & Staples Retailing	1.7
Interactive Media & Services	1.5
Beverages	1.5
Diversified Telecommunication Services	1.5
Building Products	1.4
Entertainment	1.2
Personal Products	1.2
A89

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Industry Classification (continued):
Hotels, Restaurants & Leisure	1.2%
Specialty Retail	1.1
Commercial Services & Supplies	1.1
Automobiles	1.1
Metals & Mining	0.9
Airlines	0.9
Professional Services	0.9
Media	0.9
Communications Equipment	0.8
Household Durables	0.8
Biotechnology	0.7
Road & Rail	0.7
Multi-Utilities	0.7
Auto Components	0.6
Tobacco	0.6
Wireless Telecommunication Services	0.5
Containers & Packaging	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Products	0.5
Construction & Engineering	0.5
Trading Companies & Distributors	0.5
Multiline Retail	0.5
Air Freight & Logistics	0.4%
Health Care Providers & Services	0.4
Diversified Financial Services	0.3
Paper & Forest Products	0.2
Construction Materials	0.2
Energy Equipment & Services	0.2
Electrical Equipment	0.1
Real Estate Management & Development	0.1
Technology Hardware, Storage & Peripherals	0.1
Leisure Products	0.1
Consumer Finance	0.1
Thrifts & Mortgage Finance	0.0 *
Distributors	0.0 *
Marine	0.0 *
105.4
Liabilities in excess of other assets	(5.4)
100.0%

*	Less than +/- 0.05%

A90

GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.1%
Asset-Backed Securities — 11.2%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300%
4.079%(c)	01/16/30	250	$ 249,160
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%
3.813%(c)	07/17/28	500	497,220
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%
3.753%(c)	05/17/31	1,500	1,472,261
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%
4.127%(c)	04/13/27	1,750	1,751,240
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 1.320%
3.876%(c)	01/20/32	750	749,909
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260%
4.021%(c)	04/22/30	2,000	1,990,867
CIFC Funding Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%
4.029%(c)	10/24/30	2,000	1,994,228
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%
3.629%(c)	01/16/26	2,500	2,494,295
ICG US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280%
4.052%(c)	10/23/29	500	498,688
Limerock CLO LLC (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%
3.961%(c)	10/20/26	1,275	1,276,725
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440%
4.058%(c)	04/15/29	2,000	2,000,000
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%
4.047%(c)	07/15/30	250	249,067
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%
4.001%(c)	10/30/30	3,750	3,739,019
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.300%
3.941%(c)	05/21/29	500	501,677
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250%
4.023%(c)	10/17/30	1,000	994,911
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%
3.532%(c)	10/23/31	1,000	995,372
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%
3.939%(c)	01/20/32	1,000	1,000,479
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A, 144A, 3 Month LIBOR + 1.700%
4.471%(c)	10/25/28	500	500,339
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250%
4.011%(c)	10/20/29	2,000	$ 1,994,766

Total Asset-Backed Securities (cost $24,980,909)			24,950,223
Commercial Mortgage-Backed Securities — 24.1%
BANK,
Series 2017-BNK05, Class A3
3.020%	06/15/60	2,800	2,803,269
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A3
3.515%	09/10/58	700	718,457
Commercial Mortgage Trust,
Series 2015-CR024, Class A3
3.214%	08/10/48	1,600	1,600,487
Series 2015-CR025, Class A3
3.505%	08/10/48	1,000	1,024,430
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	2,800	2,844,098
Fannie Mae-Aces,
Series 2012-M02, Class A2
2.717%	02/25/22	162	163,001
Series 2015-M01, Class AB2
2.465%	09/25/24	357	357,077
Series 2015-M03, Class AB2
2.625%	10/25/24	945	943,524
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	994	1,002,158
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,600	1,611,646
Series 2015-M17, Class A2
2.939%(cc)	11/25/25	1,500	1,517,194
Series 2016-M11, Class A2
2.369%(cc)	07/25/26	1,200	1,160,611
Series 2016-M13, Class A2
2.479%(cc)	09/25/26	2,100	2,049,869
Series 2018-M14, Class A1
3.578%(cc)	08/25/28	944	988,667
Series 2019-M01, Class A2
3.555%(cc)	09/25/28	1,100	1,149,784
Series 2019-M02, Class A1
3.024%	08/25/28	1,096	1,111,138
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.511%(cc)	06/25/20	15,030	212,278
Series K019, Class X1, IO
1.622%(cc)	03/25/22	16,038	654,104
Series K020, Class X1, IO
1.405%(cc)	05/25/22	8,483	312,408
Series K021, Class X1, IO
1.440%(cc)	06/25/22	8,990	352,679
Series K025, Class X1, IO
0.839%(cc)	10/25/22	25,175	641,393
A91

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K060, Class AM
3.300%(cc)	10/25/26	1,930	$ 1,980,361
Series K064, Class A2
3.224%	03/25/27	2,200	2,254,384
Series K064, Class AM
3.327%(cc)	03/25/27	1,100	1,123,576
Series K068, Class AM
3.315%	08/25/27	1,700	1,744,109
Series K073, Class A2
3.350%	01/25/28	2,200	2,270,393
Series K076, Class A2
3.900%	04/25/28	1,500	1,611,728
Series K076, Class AM
3.900%	04/25/28	425	453,744
Series K077, Class A2
3.850%(cc)	05/25/28	900	963,902
Series K077, Class AM
3.850%(cc)	05/25/28	180	191,824
Series K078, Class AM
3.920%	06/25/51	525	563,034
Series K079, Class AM
3.930%	06/25/28	675	724,435
Series K080, Class AM
3.986%(cc)	07/25/28	1,900	2,048,441
Series K081, Class AM
3.900%(cc)	08/25/28	1,500	1,604,824
Series K083, Class A2
4.050%(cc)	09/25/28	625	679,667
Series K083, Class AM
4.030%(cc)	10/25/28	250	270,250
Series K084, Class AM
3.880%(cc)	10/25/28	1,300	1,389,592
Series K085, Class AM
4.060%(cc)	10/25/28	650	704,428
Series K086, Class A2
3.859%(cc)	11/25/28	1,400	1,501,400
Series K086, Class AM
3.919%(cc)	11/25/28	200	214,495
Series K087, Class AM
3.832%(cc)	12/25/28	200	212,591
Series K088, Class AM
3.761%(cc)	01/25/29	520	550,665
Series K151, Class A3
3.511%	04/25/30	400	412,582
Series K157, Class A2
3.990%(cc)	05/25/33	1,700	1,817,522
Series K158, Class A2
3.900%(cc)	12/25/30	700	734,407
Series K710, Class X1, IO
1.850%(cc)	05/25/19	3,165	322
Series K711, Class X1, IO
1.629%(cc)	07/25/19	4,141	4,848
Series KC03, Class A2
3.499%	01/25/26	650	669,168
Series W5FX, Class AFX
2.970%(cc)	04/25/28	1,100	1,112,957
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C030, Class A3
3.322%	07/15/48	1,600	$ 1,612,783
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	770	767,368

Total Commercial Mortgage-Backed Securities (cost $52,166,727)			53,408,072
Corporate Bonds — 1.3%
Diversified Financial Services
Private Export Funding Corp.,
Series BB, U.S. Gov’t. Gtd. Notes
4.300%	12/15/21	1,255	1,311,855
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,655	1,661,624

Total Corporate Bonds (cost $2,990,678)			2,973,479
Residential Mortgage-Backed Securities — 0.0%
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620%
3.106%(c)	10/25/28	18	17,662
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
4.570%(cc)	02/25/34	83	83,797

Total Residential Mortgage-Backed Securities (cost $101,590)			101,459
U.S. Government Agency Obligations — 43.2%
Federal Home Loan Bank
2.625%	10/01/20	170	170,709
3.000%	10/12/21	720	732,400
3.250%	11/16/28	1,025	1,078,321
Federal Home Loan Mortgage Corp.
2.000%	01/01/32	312	304,356
2.375%	02/16/21	1,375	1,376,330
2.500%	03/01/30	569	568,712
3.000%	06/01/29	416	421,815
3.000%	01/01/37	831	838,701
3.000%	06/01/45	552	551,893
3.500%	07/01/42	668	682,255
3.500%	10/01/42	1,117	1,141,751
3.500%	08/01/43	831	848,884
3.500%	10/01/45	611	622,347
4.000%	06/01/26	58	60,225
4.000%	09/01/26	214	221,379
4.000%	09/01/40	411	426,750
4.000%	12/01/40	418	434,227
4.000%	12/01/40	445	462,149
4.500%	09/01/39	1,470	1,556,541
5.000%	06/01/33	282	304,406
5.000%	05/01/34	291	313,046

A92

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	05/01/37	54	$ 59,426
5.500%	02/01/38	193	210,751
5.500%	05/01/38	81	88,362
6.000%	09/01/34	72	78,148
6.000%	01/01/37	89	98,426
6.000%	09/01/38	55	60,027
6.000%	08/01/39	70	76,613
6.500%	09/01/32	32	35,399
Federal Home Loan Mortgage Corp., MTN
2.750%	06/19/23	190	193,314
3.208%(s)	12/11/25	600	499,280
Federal National Mortgage Assoc.
1.000%	10/24/19	2,300	2,281,203
1.875%	09/24/26	400	382,601
2.000%	08/01/31	297	289,310
2.375%	01/19/23	155	155,417
2.500%	02/05/24	1,100	1,110,329
2.500%	06/01/28	1,842	1,841,118
2.500%	02/01/43	202	197,276
2.500%	12/01/46	704	684,130
2.875%	09/12/23	420	429,829
3.000%	08/01/28	946	956,688
3.000%	02/01/31	1,169	1,180,578
3.000%	11/01/36	779	786,703
3.000%	03/01/43	1,003	1,003,716
3.000%	07/01/43	893	893,586
3.000%	07/01/43	1,107	1,107,679
3.000%	11/01/46	453	451,876
3.500%	TBA	4,250	4,303,620
3.500%	02/01/33	236	241,195
3.500%	06/01/39	290	295,801
3.500%	04/01/42	502	513,099
3.500%	06/01/42	842	860,353
3.500%	07/01/42	912	931,868
3.500%	06/01/45	2,030	2,065,483
3.500%	12/01/46	430	436,939
4.000%	TBA	8,500	8,735,149
4.000%	09/01/40	1,541	1,598,026
4.000%	06/01/42	1,092	1,132,139
4.000%	09/01/44	816	844,368
4.000%	10/01/46	365	378,304
4.000%	02/01/47	491	507,681
4.000%	06/01/47	611	631,028
4.000%	07/01/47	684	706,658
4.000%	11/01/47	485	501,198
4.500%	05/01/40	2,016	2,140,754
5.000%	TBA	500	527,938
5.000%	12/01/31	27	28,587
5.000%	03/01/34	347	373,625
5.000%	06/01/35	153	164,058
5.000%	07/01/35	78	83,086
5.000%	05/01/36	103	111,381
5.500%	02/01/34	220	241,363
5.500%	09/01/34	258	283,457
5.500%	02/01/35	289	319,019
5.500%	06/01/35	70	74,316
5.500%	06/01/35	115	122,637
5.500%	09/01/35	40	43,210
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/35	104	$ 111,293
5.500%	10/01/35	240	264,188
5.500%	11/01/35	182	195,643
5.500%	11/01/35	346	380,463
5.500%	11/01/35	481	531,431
6.000%	05/01/21	14	14,666
6.000%	12/01/33	11	11,568
6.000%	02/01/34	117	128,633
6.000%	08/01/34	—(r )	433
6.000%	11/01/34	1	616
6.000%	11/01/34	1	1,090
6.000%	12/01/34	1	1,029
6.000%	01/01/35	22	23,465
6.000%	01/01/36	87	94,209
6.000%	05/01/38	46	50,140
6.500%	07/01/32	228	257,063
6.500%	08/01/32	78	85,635
6.500%	10/01/32	252	285,482
6.500%	10/01/37	123	138,920
6.625%	11/15/30	435	599,023
7.000%	12/01/31	1	540
7.000%	12/01/31	83	94,593
7.000%	01/01/36	19	20,754
8.000%	10/01/23	—(r )	178
8.000%	09/01/24	1	1,004
8.000%	11/01/24	1	1,136
8.000%	01/01/26	—(r )	368
9.000%	02/01/25	8	8,737
9.000%	04/01/25	4	4,604
Government National Mortgage Assoc.
2.500%	12/20/46	287	281,402
3.000%	03/15/45	1,615	1,623,203
3.000%	09/20/46	1,587	1,597,923
3.000%	10/20/46	396	398,424
3.000%	04/20/47	1,644	1,652,864
3.500%	TBA	1,500	1,532,432
3.500%	01/20/43	1,119	1,146,986
3.500%	04/20/43	550	563,973
3.500%	03/20/45	980	1,002,701
3.500%	04/20/45	828	846,956
3.500%	04/20/46	1,368	1,399,926
3.500%	07/20/46	2,119	2,168,282
4.000%	TBA	3,000	3,094,746
4.000%	06/15/40	190	197,851
4.000%	08/20/46	796	823,336
4.000%	11/20/46	509	528,511
4.000%	09/20/47	908	937,818
4.500%	02/20/41	552	581,707
4.500%	03/20/41	472	497,434
4.500%	06/20/44	360	379,600
4.500%	09/20/46	478	501,840
4.500%	11/20/46	956	1,009,275
4.500%	01/20/47	117	123,507
5.000%	07/15/33	141	151,800
5.000%	09/15/33	218	233,740
5.000%	04/15/34	81	84,725
5.500%	03/15/34	282	307,423
5.500%	03/15/36	63	69,384

A93

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	07/15/32	17	$ 19,037
6.500%	08/15/32	2	2,647
6.500%	08/15/32	3	3,698
6.500%	08/15/32	12	13,007
6.500%	08/15/32	87	100,520
7.000%	05/15/23	4	3,644
7.000%	06/15/23	1	823
7.000%	06/15/23	4	3,976
7.000%	06/15/23	12	12,065
7.000%	07/15/23	1	563
7.000%	07/15/23	11	11,326
7.000%	08/15/23	—(r )	258
7.000%	08/15/23	4	3,703
7.000%	08/15/23	7	6,730
7.000%	09/15/23	1	1,198
7.000%	10/15/23	3	2,814
7.000%	10/15/23	4	4,251
7.000%	11/15/23	3	2,914
7.000%	11/15/23	8	8,550
7.000%	01/15/24	48	50,515
7.000%	05/15/24	42	43,480
7.000%	08/15/28	41	46,826
7.500%	12/15/25	4	3,846
7.500%	12/15/25	28	29,615
7.500%	02/15/26	5	5,313
8.500%	09/15/24	55	58,551
8.500%	04/15/25	6	6,746
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes
3.000%	06/30/25	1,580	1,623,356
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
2.652%(s)	08/15/23	500	447,122
2.744%(s)	08/15/23	500	447,122
2.923%(s)	11/15/25	500	416,919
2.961%(s)	05/15/26	500	409,595
2.997%(s)	02/15/26	400	330,690
3.040%(s)	11/15/26	400	322,920
3.141%(s)	05/15/23	400	360,006
3.329%(s)	05/15/25	600	508,976
5.500%	09/18/23	1,220	1,383,060
Residual Funding Corp. Strips Principal, Bonds, PO
3.168%(s)	04/15/30	2,305	1,676,542
Resolution Funding Corp. Strips Interest, Bonds, IO
2.671%(s)	04/15/22	400	370,583
3.657%(s)	04/15/30	500	363,675
Tennessee Valley Authority, Series A, Sr. Unsec’d. Notes
2.875%	02/01/27	175	177,224
Tennessee Valley Authority, Series E, Sr. Unsec’d. Notes
6.750%	11/01/25	510	636,048
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20	365	364,196
5.880%	04/01/36	230	308,174
7.125%	05/01/30	530	744,336

Total U.S. Government Agency Obligations (cost $95,324,011)			95,847,155
U.S. Treasury Obligations — 17.3%
U.S. Treasury Bonds
3.375%	11/15/48	240	267,103
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.750%	11/15/43	860	$ 1,008,182
U.S. Treasury Notes
1.125%	02/28/21	1,585	1,550,142
1.750%	05/15/23	1,360	1,333,703
2.125%	08/15/21	4,210	4,195,857
2.125%	09/30/21(k)	8,035	8,008,635
2.125%	06/30/22	2,055	2,048,016
2.250%	11/15/27	3,965	3,922,872
2.375%	03/15/22	1,330	1,335,819
2.375%	02/29/24	815	820,317
2.375%	08/15/24	895	899,510
2.625%	11/15/20	580	582,537
2.750%	04/30/23	4,480	4,568,375
2.875%	11/15/21	90	91,403
U.S. Treasury Strips Coupon
2.184%(s)	02/15/28	550	441,650
2.384%(s)	05/15/29	565	437,715
2.404%(s)	08/15/21(k)	1,585	1,499,922
2.499%(s)	02/15/22	835	781,800
2.783%(s)	08/15/29	500	384,773
2.878%(s)	05/15/31	500	365,709
3.042%(s)	11/15/35	1,000	637,343
3.143%(s)	08/15/27	825	671,380
3.202%(s)	08/15/40	1,000	548,939
4.138%(s)	02/15/42(k)	3,725	1,937,511

Total U.S. Treasury Obligations (cost $37,520,983)			38,339,213

Total Long-Term Investments (cost $213,084,898)			215,619,601

	Shares
Short-Term Investments — 10.6%
Affiliated Mutual Funds — 10.5%
PGIM Core Short-Term Bond Fund(w)	2,479,698	22,887,612
PGIM Core Ultra Short Bond Fund(w)	424,029	424,029

Total Affiliated Mutual Funds (cost $24,153,471)		23,311,641

A94

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Value
Options Purchased*~ — 0.1%
(cost $53,045)	$ 225,370

Total Short-Term Investments (cost $24,206,516)	23,537,011

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.7% (cost $237,291,414)	239,156,612
Option Written*~ — (0.0)%
(premiums received $10,492)	(10,750)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.7% (cost $237,280,922)	239,145,862

Liabilities in excess of other assets(z) — (7.7)%	(17,140,736)

Net Assets — 100.0%	$ 222,005,126

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(3,480) and (0.0)% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.00	86	172	$ 1,344
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.63	86	172	33,594
5 Year U.S Treasury Notes Futures	Put	04/26/19	$115.00	145	145	9,062
Total Exchange Traded (cost $41,366)						$44,000

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	700	$ 3,624
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	1,000	5,554
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	1,227	11,139
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	1,193	10,833
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	2,982	25,518
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	5,920	55,223
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	6,000	57,716
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	1,193	11,763
Total OTC Traded (cost $11,679)							$181,370
Total Options Purchased (cost $53,045)							$225,370
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2 Year U.S Treasury Notes Futures	Put	04/26/19	$106.25	172	344	$(10,750)
(premiums received $10,492)

A95

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Futures contracts outstanding at March 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
134	2 Year U.S. Treasury Notes	Jun. 2019	$28,554,562	$ 101,935
262	5 Year U.S. Treasury Notes	Jun. 2019	30,346,969	234,305
44	10 Year U.S. Treasury Notes	Jun. 2019	5,465,625	33,654
162	10 Year U.S. Ultra Treasury Bonds	Jun. 2019	21,510,563	404,275
205	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	34,440,000	1,208,795
				1,982,964
Short Position:
212	20 Year U.S. Treasury Bonds	Jun. 2019	31,727,125	(787,878)
				$1,195,086

Forward rate agreements outstanding at March 31, 2019:
Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
2,100	04/15/19	—(3)	—(3)	$ 167	$—	$ 167	Citigroup Global Markets Inc.
29,000	04/23/19	—(4)	—(4)	(3,647)	—	(3,647)	Citigroup Global Markets Inc.
				$(3,480)	$—	$(3,480)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays or receives payment based on CMM102 minus 7 year CMS minus 1.3705% upon termination.
(4)	The Portfolio pays or receives payment based on CMM102 minus 7 Year CMS minus 1.3526% upon termination.
(5)	The Portfolio may choose to terminate these agreements at any time prior to the stated termination date.
Interest rate swap agreements outstanding at March 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
5,570	03/23/21	2.370%(A)	1 Day USOIS(1)(A)	$ —	$ (26,531)	$ (26,531)
8,120	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	28,829	28,829
17,565	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(4,680)	125,982	130,662
4,670	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	14,367	(33,129)	(47,496)
3,785	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(78,439)	(78,439)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(13,911)	(13,911)
1,669	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(1,080)	(79,114)	(78,034)
1,305	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,030	(61,572)	(62,602)
4,951	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	313	(234,925)	(235,238)
1,920	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	70,520	16,807	(53,713)
370	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	1,710	1,710
1,090	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	1,047	(15,303)	(16,350)
2,102	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	29,738	40,183	10,445
790	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	984	10,698	9,714
530	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	4,584	4,584
1,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(912)	1,450	2,362
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(140)	(140)
7,914	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(142,564)	(309,068)	(166,504)
A96

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest rate swap agreements outstanding at March 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
3,451	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	$ (13,709)	(128,712)	$(115,003)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(3,020)	(3,020)
				$ (44,946)	$(753,621)	$(708,675)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$—	$3,118,404
A97

HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.7%
Asset-Backed Securities — 4.1%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100%
3.887%(c)	07/15/26	1,539	$ 1,539,434
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350%
3.947%(c)	10/15/28	4,200	4,199,962
Flatiron CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%
3.677%(c)	04/15/27	1,625	1,621,637
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440%
4.058%(c)	04/15/29	4,175	4,175,000
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 0.900%
3.588%(c)	08/13/25	1,079	1,077,954
OZLM Ltd. (Cayman Islands),
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%
3.831%(c)	07/30/27	2,000	1,997,779
Silvermore CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%
3.854%(c)	05/15/26	1,860	1,860,942
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290%
3.837%(c)	10/20/28	2,500	2,501,459
West CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 0.920%
3.700%(c)	07/18/26	1,405	1,402,212

Total Asset-Backed Securities (cost $20,383,297)			20,376,379
Bank Loans — 4.0%
Chemicals — 0.3%
Solenis International, LP,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
11.130%(c)	06/26/24^	1,781	1,692,187
Commercial Services — 0.5%
Financial & Risk US Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
6.250%(c)	10/01/25	2,643	2,562,422
Computers — 1.2%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
11.000%(c)	09/29/25	2,931	2,949,570
Term B USD Loan, 1 Month LIBOR + 3.750%
6.250%(c)	09/30/24	3,018	3,006,544
			5,956,114
Electric — 0.2%
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%
5.110%(c)	01/15/24	945	935,114
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%
4.500%(c)	08/04/23	199	196,495
			1,131,609
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Entertainment — 0.1%
Scientific Games International, Inc.,
Term Loan
—%(p)	08/14/24	225	$ 218,145
Insurance — 0.1%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
5.500%(c)	11/03/23	592	587,843
Mining — 0.3%
Aleris International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
7.250%(c)	02/27/23	1,566	1,562,357
Oil & Gas — 0.3%
Citgo Petroleum Corp.,
Term Loan
—%(p)	04/30/24	650	645,938
—%(p)	07/29/21	675	671,906
			1,317,844
Retail — 0.2%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
10.600%(c)	04/20/26	860	834,027
Software — 0.6%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 4.250%
6.850%(c)	10/02/25	1,227	1,200,239
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.850%(c)	06/13/25	1,075	1,032,538
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%
10.990%(c)	11/01/24	525	531,188
			2,763,965
Telecommunications — 0.2%
Numericable U.S. LLC (France),
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%
6.480%(c)	08/14/26	1,245	1,188,296

Total Bank Loans (cost $19,859,897)			19,814,809
Corporate Bonds — 88.7%
Advertising — 0.1%
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20	250	256,563
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, Cash pays ((6 Month LIBOR + 14.000%)/(1 - Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)
16.873%	07/01/24(c)	281	244,109
			500,672
Aerospace & Defense — 2.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	225	230,344
A98

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
6.125%	01/15/23	250	$ 253,438
7.450%	05/01/34	75	75,375
7.500%	12/01/24	5,175	5,375,531
7.500%	03/15/25	325	334,344
7.875%	04/15/27	1,875	1,934,156
8.750%	12/01/21	2,575	2,845,375
TransDigm UK Holdings PLC,
Gtd. Notes, 144A
6.875%	05/15/26	200	199,000
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	432	427,615
6.500%	07/15/24	625	642,187
6.500%	05/15/25	175	177,643
			12,495,008
Agriculture — 0.3%
Darling Ingredients, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/15/27	555	562,284
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,275	1,131,945
			1,694,229
Auto Manufacturers — 1.8%
Allison Transmission, Inc.,
Gtd. Notes, 144A
5.875%	06/01/29	525	530,906
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	350	333,813
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	700	548,560
5.291%	12/08/46	3,000	2,513,605
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.584%	03/18/24	625	633,919
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28	1,425	1,421,310
5.200%	04/01/45	150	133,243
Mclaren Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	08/01/22	125	118,188
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25(a)	2,575	2,616,844
			8,850,388
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,100	1,538,250
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	850	827,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
6.250%	03/15/26	2,623	$ 2,531,195
6.500%	04/01/27	100	96,780
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	1,575	1,382,850
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	475	475,000
6.500%	06/01/26	1,950	1,989,000
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26(a)	200	190,000
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24	150	154,125
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	1,000	921,250
			10,106,137
Banks — 0.4%
CIT Group, Inc.,
Sub. Notes
6.125%	03/09/28(a)	1,675	1,863,437
Beverages — 0.2%
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	1,175	1,185,281
Building Materials — 1.8%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.700%	01/11/25	320	327,840
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	2,375	2,336,406
Masonite International Corp.,
Gtd. Notes, 144A
5.750%	09/15/26	625	637,500
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	1,400	1,257,228
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	1,000	955,000
5.375%	11/15/24	275	281,875
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	200	204,170
Gtd. Notes, 144A
5.125%	06/01/25(a)	475	457,188
6.500%	03/15/27	400	404,000
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	2,000	2,025,000
			8,886,207

A99

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 3.6%
Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23(a)	1,325	$ 1,288,562
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25	450	434,250
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	2,005	2,075,175
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	305	302,996
7.000%	05/15/25	500	526,250
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,110	1,043,400
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	730	732,628
Hexion, Inc.,
Sec’d. Notes, 144A
13.750%	02/01/22	1,225	422,625
Sr. Sec’d. Notes, 144A
10.375%	02/01/22(a)	650	544,375
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	225	221,063
5.000%	05/01/25	200	196,000
5.250%	06/01/27	2,275	2,232,344
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	400	415,000
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,755	1,553,175
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	675	680,062
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	1,710	1,684,350
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25(a)	1,130	1,045,250
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	1,420	1,355,248
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,460	1,277,500
			18,030,253
Coal — 0.1%
Warrior Met Coal, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/01/24	599	625,581
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 3.6%
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	3,365	$ 3,651,025
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	985	972,687
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	4,080	4,003,500
Star Merger Sub Inc.,
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	485	495,913
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	4,700	4,571,690
5.500%	05/15/27	975	984,750
5.875%	09/15/26	1,400	1,447,250
6.500%	12/15/26	950	999,875
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	800	798,000
			17,924,690
Computers — 1.6%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	3,105	3,011,850
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	1,225	1,274,000
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	625	623,437
West Corp.,
Gtd. Notes, 144A
8.500%	10/15/25	3,635	3,126,100
			8,035,387
Distribution/Wholesale — 0.5%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	550	543,125
7.000%	06/15/23	1,300	1,287,000
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	750	748,125
			2,578,250
Diversified Financial Services — 2.6%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	420	424,725
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20	300	313,500

A100

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	1,375	$ 1,392,600
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
9.125%	07/15/26	4,650	4,719,750
Navient Corp.,
Sr. Unsec’d. Notes
7.250%	09/25/23	375	396,094
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	700	728,000
Springleaf Finance Corp.,
Gtd. Notes
6.000%	06/01/20	900	928,800
6.875%	03/15/25	1,100	1,134,375
7.125%	03/15/26	1,525	1,552,633
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	919	925,892
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
Sec’d. Notes, 144A
6.750%	06/15/22	425	438,315
			12,954,684
Electric — 3.6%
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	1,000	1,001,250
5.500%	02/01/24	1,800	1,788,750
5.750%	01/15/25(a)	5,950	5,920,250
GenOn Energy, Inc./NRG Americas, Inc.,
Sec’d. Notes, 6 Month LIBOR + 6.500%
9.392%(c)	12/01/23	947	939,833
Keystone & Conemaugh Pass-Through Certificates,
Gtd. Notes, 144A
9.000%	12/01/23	400	404,000
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	489	488,630
Mirant Corp.,
Bonds, 144A
7.400%	07/15/49^(d)	250	250
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	950	1,007,000
6.625%	01/15/27	375	403,594
7.250%	05/15/26	525	577,600
Vistra Energy Corp.,
Gtd. Notes
7.625%	11/01/24	1,041	1,100,878
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26(a)	1,925	2,002,000
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27	2,200	2,288,000
			17,922,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics — 0.1%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	450	$ 442,688
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	275	283,250
			725,938
Engineering & Construction — 1.0%
AECOM,
Gtd. Notes
5.125%	03/15/27	1,525	1,473,531
5.875%	10/15/24	700	737,625
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23	875	940,625
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26	1,800	1,773,000
			4,924,781
Entertainment — 4.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	1,175	1,098,390
5.875%	11/15/26(a)	1,950	1,759,875
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	3,800	3,659,856
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28	575	546,969
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27(a)	450	461,250
6.500%	02/15/25	1,200	1,248,000
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,025	1,073,688
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22	325	328,250
Sr. Unsec’d. Notes
5.750%	08/15/26	1,625	1,495,000
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	1,625	1,580,312
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21	3,400	3,425,500
10.000%	12/01/22	1,025	1,077,121
Gtd. Notes, 144A
8.250%	03/15/26	1,875	1,913,719
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	425	416,500
			20,084,430

A101

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.2%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24	850	$ 867,000
Foods — 1.8%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	900	853,875
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	525	503,344
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,625	1,665,625
5.875%	07/15/24	825	847,687
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/01/26	525	455,438
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	325	328,250
5.875%	09/30/27	2,275	2,292,062
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	400	389,000
5.625%	01/15/28	1,850	1,836,125
			9,171,406
Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24	125	127,813
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,325	1,320,031
5.625%	05/20/24	400	406,500
5.750%	05/20/27	1,175	1,160,312
5.875%	08/20/26	650	649,188
			3,536,031
Healthcare-Products — 0.3%
Mallinckrodt International Finance SA,
Gtd. Notes
4.750%	04/15/23(a)	850	667,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	1,250	975,000
			1,642,250
Healthcare-Services — 5.0%
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24	750	768,750
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	300	199,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sec’d. Notes, 144A
8.125%	06/30/24(a)	2,242	$ 1,670,963
Sr. Sec’d. Notes
6.250%	03/31/23	925	870,332
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	975	934,294
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	1,050	969,937
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	4,550	4,823,000
5.625%	09/01/28	400	423,000
5.875%	02/01/29	550	592,597
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)	2,225	2,247,250
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	2,150	2,230,625
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21	275	275,688
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	625	565,625
8.875%	04/15/21	475	497,468
10.000%	04/15/27	875	888,125
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	1,300	1,349,465
Sr. Sec’d. Notes
4.750%	06/01/20	450	455,625
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,125	1,158,750
7.000%	08/01/25(a)	1,525	1,541,683
8.125%	04/01/22	2,675	2,877,899
			25,340,576
Home Builders — 3.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,375	1,251,250
9.875%	04/01/27	1,025	1,045,500
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	650	567,125
6.750%	03/15/25	850	804,312
7.250%	02/01/23	25	23,938
8.750%	03/15/22	350	366,100
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	1,450	1,392,000
KB Home,
Gtd. Notes
6.875%	06/15/27	100	103,000

A102

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
7.500%	09/15/22	75	$ 81,938
7.625%	05/15/23	825	898,219
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	325	331,500
4.875%	12/15/23	325	334,750
5.250%	06/01/26	75	77,156
5.375%	10/01/22	400	417,000
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	375	359,063
6.750%	01/15/21	475	481,531
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	775	760,701
6.875%	12/15/23	900	918,000
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	1,300	1,260,610
6.000%	06/01/25	1,275	1,338,750
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	750	675,000
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	650	645,125
5.500%	03/01/26	400	412,000
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23	175	172,375
6.125%	04/01/25	175	168,000
Taylor Morrison Communities, Inc.,
Gtd. Notes
6.625%	05/15/22	350	362,687
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	275	271,488
5.875%	04/15/23	1,400	1,424,500
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25	1,525	1,441,125
6.000%	09/01/23	125	120,938
7.000%	08/15/22	1,300	1,303,250
			19,808,931
Home Furnishings — 0.3%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	1,775	1,776,101
Household Products/Wares — 0.3%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25(a)	1,325	1,334,938
Housewares — 0.2%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
5.250%	12/15/26	785	773,225
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.8%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	295	$ 298,687
Gtd. Notes, 144A
5.750%	01/15/27	3,815	3,806,607
			4,105,294
Iron/Steel — 0.6%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25(a)	175	145,250
7.000%	03/15/27(a)	415	347,687
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25(a)	1,880	1,800,100
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26	800	746,000
			3,039,037
Lodging — 0.6%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	575	589,375
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	350	349,125
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A
10.250%	11/15/22	725	777,562
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	575	592,250
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)	75	72,938
5.750%	06/15/25(a)	700	724,500
			3,105,750
Machinery-Diversified — 0.6%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	600	620,250
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,725	1,854,375
RBS Global, Inc./Rexnord LLC,
Gtd. Notes, 144A
4.875%	12/15/25	500	493,750
			2,968,375
Media — 8.4%
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22(a)	1,660	1,660,000
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	810	803,925

A105

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	330	$ 344,850
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	1,905	1,878,616
5.750%	02/15/26	200	209,250
5.875%	05/01/27	3,275	3,398,795
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24	4,625	4,902,500
Gtd. Notes, Series A
6.500%	11/15/22	1,376	1,408,680
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28	675	676,687
6.500%	02/01/29	185	197,025
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	2,315	2,317,894
5.125%	12/15/21	2,100	2,102,625
7.500%	04/01/28	2,785	2,984,267
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	250	225,000
5.875%	07/15/22	50	48,390
5.875%	11/15/24(a)	755	634,200
7.750%	07/01/26(a)	8,315	7,234,050
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,335	1,358,629
Sr. Unsec’d. Notes, 144A
7.000%	05/15/27	485	515,312
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	675	702,194
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	1,205	1,223,075
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	860	896,550
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	375	361,875
6.875%	02/15/23	1,735	1,717,650
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27(a)	400	383,000
5.625%	08/01/24(a)	380	383,325
5.875%	03/15/26	275	277,063
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	1,315	1,245,141
5.125%	02/15/25(a)	1,410	1,313,062
6.750%	09/15/22	280	284,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Ziggo Bond Co. BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	475	$ 456,000
			42,143,830
Metal Fabricate/Hardware — 0.7%
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	1,660	1,653,775
6.250%	08/15/24	100	102,250
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	337	331,945
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	1,185	1,259,062
			3,347,032
Mining — 1.9%
Constellium NV,
Gtd. Notes, 144A
5.875%	02/15/26(a)	1,175	1,153,703
6.625%	03/01/25(a)	1,060	1,081,200
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	1,320	1,235,850
7.000%	02/15/21	215	218,628
7.250%	04/01/23	200	195,500
7.500%	04/01/25	1,525	1,460,188
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	2,240	2,207,766
4.550%	11/14/24	285	280,725
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25	1,260	1,275,750
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22	680	598,400
			9,707,710
Miscellaneous Manufacturing — 0.2%
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24(a)	925	860,250
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	620	651,775
Oil & Gas — 9.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24	5,025	1,859,250
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25(a)	1,300	1,277,250
5.625%	06/01/23(a)	1,175	1,191,156

A104

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	1,700	$ 1,634,125
10.000%	04/01/22(a)	1,950	2,135,835
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26(a)	425	407,469
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	06/15/27	4,225	4,161,625
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	4,275	4,382,730
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	1,369	1,365,577
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	1,175	1,128,000
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	350	340,375
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25(a)	425	410,125
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	825	864,187
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	2,000	1,535,000
7.375%	05/15/24	950	793,250
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	75	72,960
5.750%	10/01/25	1,275	1,252,687
6.250%	11/01/28	900	902,250
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	3,750	3,468,750
7.000%	03/31/24	875	815,937
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25(a)	2,175	1,949,300
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	250	253,628
7.375%	01/17/27	350	385,123
8.750%	05/23/26	425	502,775
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23	525	539,438
Gtd. Notes, 144A
7.125%	01/15/26	750	743,672
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	525	486,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.875%	07/01/22	2,125	$ 2,146,250
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	650	635,375
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22^(d)	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	675	685,733
5.500%	02/15/26	850	841,500
5.875%	03/15/28	100	99,250
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	378	382,725
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	1,925	1,905,750
7.500%	01/15/26	900	888,750
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	400	404,000
5.750%	06/01/26	400	406,000
6.000%	01/15/22	675	700,312
8.250%	08/01/23	950	1,068,750
			45,023,810
Oil & Gas Services — 0.1%
Nine Energy Service, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	11/01/23	400	413,000
Packaging & Containers — 1.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23	2,250	2,241,562
ARD Securities Finance SARL (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%
8.750%	01/31/23	809	764,545
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24	1,725	1,817,201
Sr. Sec’d. Notes, 144A
4.625%	05/15/23	400	402,500
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25(a)	200	210,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24(a)	900	927,113
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	75	77,697
			6,441,118

A105

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 1.0%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	425	$ 450,500
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.500%	03/01/23	301	302,505
6.125%	04/15/25	1,200	1,188,000
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	170	174,301
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	225	173,250
6.000%	02/01/25	1,200	867,936
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	1,825	1,804,469
			4,960,961
Pipelines — 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	375	377,925
CNX Midstream Partners LP/CNX Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	03/15/26	675	653,062
DCP Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44	325	308,750
Gtd. Notes, 144A
6.450%	11/03/36	750	768,750
Energy Transfer Operating LP,
Gtd. Notes
7.500%	10/15/20	900	958,199
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	700	707,000
7.768%	12/15/37	675	810,000
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,419	2,596,240
7.500%	07/15/38	450	504,990
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	875	896,875
5.500%	01/15/28	1,725	1,729,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	475	473,219
6.750%	03/15/24	675	707,062
			11,491,885
Real Estate — 0.9%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,175	1,125,062
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,350	$ 1,353,375
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	450	449,402
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,700	1,585,250
			4,513,089
Real Estate Investment Trusts (REITs) — 1.2%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,150	1,201,635
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	775	753,688
4.500%	01/15/28	1,175	1,104,500
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	1,075	1,093,812
5.250%	08/01/26	575	591,531
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	400	391,565
Senior Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	12/15/21	800	843,124
			5,979,855
Retail — 5.0%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	500	520,000
Gtd. Notes, 144A
4.875%	11/01/25(a)	1,350	1,275,750
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	475	465,510
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	600	622,500
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	2,000	1,840,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	1,100	959,750
Sr. Unsec’d. Notes
6.500%	05/01/21	275	240,969
6.750%	01/15/22	875	763,437
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20(a)	1,575	1,189,125
8.625%	06/15/20	1,650	1,245,750

A106

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25	1,950	$ 2,047,500
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,225	1,231,125
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	1,775	1,491,000
6.875%	11/01/35	1,450	1,252,437
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	775	577,375
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	2,500	2,093,750
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	2,875	2,371,875
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,500	2,487,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	1,175	1,144,567
5.750%	03/01/25	175	169,313
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	1,075	1,092,469
			25,081,702
Semiconductors — 0.2%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25	170	175,289
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	650	689,000
			864,289
Software — 1.7%
Infor Software Parent LLC/Infor Software Parent, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%
7.125%	05/01/21	3,115	3,112,041
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	3,345	3,390,993
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	320	326,000
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	1,555	1,593,875
			8,422,909
Telecommunications — 7.7%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,010	1,969,800
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
8.125%	02/01/27	1,375	$ 1,390,469
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	250	258,750
Gtd. Notes, 144A
6.000%	12/01/25	750	787,500
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,125	1,127,812
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	1,563	1,512,202
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	575	504,563
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42(a)	825	723,938
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)	415	438,863
CommScope Finance LLC,
Sr. Unsec’d. Notes, 144A
8.250%	03/01/27	675	700,313
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	630	558,608
6.000%	06/15/25	2,340	2,274,948
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	160	156,656
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.250%	12/30/22	694	421,605
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22	656	219,760
Sr. Unsec’d. Notes, 144A, Cash coupon 9.1250% or PIK 9.1250%
9.125%	04/01/24	200	53,000
Digicel International Finance Ltd/Digicel Holdings Bermuda Ltd. (Saint Lucia),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	550	543,125
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	2,735	1,750,400
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21(a)	675	562,079
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24(a)	200	175,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
9.750%	07/15/25	1,375	1,396,037
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	107,442
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24	1,700	1,763,750

A107

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	1,975	$ 1,898,469
8.750%	03/15/32	3,460	3,650,646
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	795	806,925
7.625%	02/15/25	2,275	2,320,500
7.625%	03/01/26	1,000	1,013,500
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A
5.000%	01/20/26	7,765	7,068,091
Xplornet Communications, Inc. (Canada),
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	2,773	2,770,531
			38,925,282
Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China),
Sr. Sec’d. Notes, 144A
7.500%	05/01/25	750	739,688
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
6.750%	12/31/25	225	221,344
Transportation — 0.7%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece),
Sr. Sec’d. Notes, 144A
7.375%	01/15/22	600	312,000
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	200	201,500
6.500%	06/15/22	905	921,969
Sr. Unsec’d. Notes, 144A
6.750%	08/15/24(a)	2,000	2,040,000
			3,475,469
Trucking & Leasing — 1.1%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	05/15/24	975	1,004,250
5.500%	01/15/23	1,850	1,900,875
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	1,150	1,144,250
5.250%	08/15/22	400	409,960
5.500%	02/15/24	1,025	1,064,104
			5,523,439

Total Corporate Bonds (cost $445,722,034)			445,772,552
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bond — 0.1%
Puerto Rico
Puerto Rico Sales Tax Fing. Corp. Rev.,
Revenue Bonds, Series A1
5.000%	07/01/58	725	$ 716,336
(cost $703,116)

Total Municipal Bond (cost $703,116)			716,336
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.945%(cc)	10/25/35	6	4,694
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.680%(cc)	10/25/35	3	2,408
Series 2006-HY13, Class 4A1
4.465%(cc)	02/25/37	4	3,444
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210%
2.698%(c)	07/20/46	4	3,148
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210%
2.696%(c)	10/25/46	25	17,839
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500%
4.185%(c)	09/25/45	1	1,161
Banc of America Alternative Loan Trust,
Series 2005-04, Class CB6, 1 Month LIBOR + 0.400%
2.886%(c)	05/25/35	2	1,723
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.311%(cc)	03/20/36	6	5,683
CHL Mortgage Pass-Through Trust,
Series 2005-02, Class 2A1, 1 Month LIBOR + 0.640%
3.126%(c)	03/25/35	5	5,042
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.273%(cc)	09/25/37	16	15,655
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180%
2.662%(c)	07/19/46	6	4,947
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
2.676%(c)	09/25/46	5	4,900
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	16	12,331
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210%
2.696%(c)	04/25/46	4	3,552
RALI Series Trust,
Series 2006-QA02, Class 3A1
5.803%(cc)	02/25/36	17	14,935
Series 2007-QS04, Class 2A1, 1 Month LIBOR + 0.330%
2.816%(c)	03/25/37	13	3,877

A108

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	4	$ 3,272
SunTrust Alternative Loan Trust,
Series 2006-01F, Class 3A, 1 Month LIBOR + 0.350%
2.836%(c)	04/25/36	15	4,296
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2007-HY01, Class 2A3
3.992%(cc)	02/25/37	3	3,355
Series 2007-HY01, Class 4A1
3.912%(cc)	02/25/37	5	4,435

Total Residential Mortgage-Backed Securities (cost $113,184)			120,697

	Shares
Common Stocks — 0.7%
Electric Utilities — 0.5%
GenOn Holdings, Inc. (Class A)^	11,836	1,716,220
Keycon Power Holdings LLC^	2,150	548,250
		2,264,470
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Energy Corp.(a)	44,042	1,146,413
Media — 0.0%
Mood Media Corp.*^	88,166	8,817
Mood Media Corp.^	71,972	7,197
		16,014
Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)^	4,593	12,631
Frontera Energy Corp. (Colombia)	7,600	65,061
		77,692

Total Common Stocks (cost $3,033,795)		3,504,589
Preferred Stocks — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%	11,850	322,201
Construction Materials — 0.0%
New Millennium Homes LLC^	409	7,771
Media — 0.0%
Adelphia Communications Corp.^	700	1

Total Preferred Stocks (cost $296,917)		329,973

	Units	Value
Warrants* — 0.0%
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC^, expiring 03/30/23	30,044	$ 3,005
Ascent Resources - Marcellus LLC^, expiring 03/30/23	23,368	1,168
		4,173

Total Warrants (cost $6,843)		4,173

Total Long-Term Investments (cost $490,119,083)		490,639,508

	Shares
Short-Term Investments — 16.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	8,121,259	8,121,259
PGIM Institutional Money Market Fund (cost $72,272,594; includes $72,100,981 of cash collateral for securities on loan)(b)(w)	72,275,567	72,290,022

Total Short-Term Investments (cost $80,393,853)		80,411,281

TOTAL INVESTMENTS—113.7% (cost $570,512,936)		571,050,789

Liabilities in excess of other assets(z) — (13.7)%		(68,598,025)

Net Assets — 100.0%		$502,452,764

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,997,500 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,651,144; cash collateral of $72,100,981 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of March 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A109

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
107	2 Year U.S. Treasury Notes	Jun. 2019	$22,801,031	$ 80,092
59	5 Year U.S. Treasury Notes	Jun. 2019	6,833,859	63,035
6	10 Year U.S. Treasury Notes	Jun. 2019	745,313	(477)
				142,650
Short Positions:
1	20 Year U.S. Treasury Notes	Jun. 2019	149,656	(3,494)
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	1,848,000	(77,884)
				(81,378)
				$ 61,272
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$390,000	$—
A110

JENNISON 20/20 FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks
Aerospace & Defense — 6.4%
Boeing Co. (The)	20,873	$ 7,961,380
United Technologies Corp.	29,659	3,822,748
		11,784,128
Automobiles — 1.7%
Tesla, Inc.*(a)	11,282	3,157,381
Banks — 6.2%
JPMorgan Chase & Co.	49,603	5,021,311
PNC Financial Services Group, Inc. (The)	52,245	6,408,372
		11,429,683
Biotechnology — 1.6%
BioMarin Pharmaceutical, Inc.*	34,485	3,063,303
Chemicals — 1.2%
DowDuPont, Inc.	43,075	2,296,328
Consumer Finance — 2.1%
SLM Corp.	385,350	3,818,819
Electric Utilities — 5.0%
American Electric Power Co., Inc.	81,809	6,851,504
Exelon Corp.	50,168	2,514,922
		9,366,426
Energy Equipment & Services — 0.7%
Schlumberger Ltd.	28,936	1,260,742
Entertainment — 2.5%
Netflix, Inc.*	13,270	4,731,551
Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	16,588	3,268,831
Food & Staples Retailing — 2.8%
Walmart, Inc.	53,545	5,222,244
Food Products — 2.5%
Mondelez International, Inc. (Class A Stock)	93,460	4,665,523
Health Care Equipment & Supplies — 3.3%
Intuitive Surgical, Inc.*	4,287	2,446,076
Zimmer Biomet Holdings, Inc.	28,898	3,690,275
		6,136,351
Insurance — 2.3%
MetLife, Inc.	98,750	4,203,788
Interactive Media & Services — 8.2%
Alphabet, Inc. (Class A Stock)*	5,190	6,108,059
Facebook, Inc. (Class A Stock)*	23,184	3,864,541
Tencent Holdings Ltd. (China), ADR(a)	113,202	5,205,028
		15,177,628
Internet & Direct Marketing Retail — 5.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	23,681	4,320,598
Amazon.com, Inc.*	3,585	6,383,989
		10,704,587
	Shares	Value
Common Stocks (continued)
IT Services — 9.9%
Adyen NV (Netherlands), 144A*	6,042	$ 4,749,234
Mastercard, Inc. (Class A Stock)	26,027	6,128,057
PayPal Holdings, Inc.*	48,706	5,057,631
Square, Inc. (Class A Stock)*(a)	31,418	2,353,837
		18,288,759
Life Sciences Tools & Services — 2.4%
Illumina, Inc.*(a)	14,095	4,379,176
Media — 2.5%
Comcast Corp. (Class A Stock)	113,932	4,555,001
Oil, Gas & Consumable Fuels — 3.3%
Noble Energy, Inc.(a)	104,045	2,573,033
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	58,271	3,647,182
		6,220,215
Pharmaceuticals — 7.3%
AstraZeneca PLC (United Kingdom), ADR(a)	113,158	4,574,978
Eli Lilly & Co.	34,125	4,428,060
Pfizer, Inc.(a)	105,184	4,467,164
		13,470,202
Road & Rail — 0.0%
Lyft, Inc. (Class A Stock)*	343	26,853
Semiconductors & Semiconductor Equipment — 3.5%
NVIDIA Corp.	13,591	2,440,400
Texas Instruments, Inc.	38,501	4,083,801
		6,524,201
Software — 12.0%
Adobe, Inc.*	18,902	5,037,194
Microsoft Corp.	95,797	11,298,298
salesforce.com, Inc.*	36,766	5,822,632
		22,158,124
Specialty Retail — 1.2%
Lowe’s Cos., Inc.	19,752	2,162,251
Textiles, Apparel & Luxury Goods — 3.6%
Lululemon Athletica, Inc.*	22,033	3,610,548
NIKE, Inc. (Class B Stock)	35,721	3,008,065
		6,618,613

Total Long-Term Investments (cost $131,705,288)		184,690,708
Short-Term Investments — 14.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,199,023	1,199,023
A111

JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $24,931,194; includes $24,877,216 of cash collateral for securities on loan)(b)(w)	24,927,991	$ 24,932,977

Total Short-Term Investments (cost $26,130,217)		26,132,000

TOTAL INVESTMENTS—113.9% (cost $157,835,505)		210,822,708

Liabilities in excess of other assets — (13.9)%		(25,687,686)

Net Assets — 100.0%		$ 185,135,022

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,372,792; cash collateral of $24,877,216 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A112

JENNISON PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.8%
Common Stocks
Aerospace & Defense — 5.1%
Airbus SE (France)	99,213	$ 13,161,219
Boeing Co. (The)	182,152	69,476,416
Safran SA (France)	188,772	25,931,585
		108,569,220
Automobiles — 1.7%
Tesla, Inc.*(a)	133,831	37,453,944
Banks — 1.0%
JPMorgan Chase & Co.	203,213	20,571,252
Beverages — 0.3%
Constellation Brands, Inc. (Class A Stock)	37,702	6,610,292
Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.*	253,472	34,264,345
BioMarin Pharmaceutical, Inc.*	275,774	24,497,004
Sage Therapeutics, Inc.*(a)	54,277	8,632,757
Vertex Pharmaceuticals, Inc.*	159,017	29,251,177
		96,645,283
Capital Markets — 1.2%
S&P Global, Inc.	122,078	25,703,523
Entertainment — 3.7%
Netflix, Inc.*	221,149	78,852,887
Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	83,435	16,441,701
Crown Castle International Corp.	168,387	21,553,536
		37,995,237
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	172,759	41,831,864
Health Care Equipment & Supplies — 3.3%
Danaher Corp.	115,367	15,230,751
Edwards Lifesciences Corp.*	118,663	22,703,792
Intuitive Surgical, Inc.*	57,340	32,717,057
		70,651,600
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	87,850	21,721,791
Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc.*	30,451	21,629,650
Marriott International, Inc. (Class A Stock)	195,785	24,490,746
		46,120,396
Interactive Media & Services — 12.3%
Alphabet, Inc. (Class A Stock)*	55,649	65,492,752
Alphabet, Inc. (Class C Stock)*	56,038	65,749,946
Facebook, Inc. (Class A Stock)*	360,334	60,064,074
Tencent Holdings Ltd. (China)	1,576,062	72,773,232
		264,080,004
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 9.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	333,626	$ 60,870,064
Amazon.com, Inc.*	76,287	135,848,075
		196,718,139
IT Services — 13.1%
Adyen NV (Netherlands), 144A*	35,504	27,907,450
FleetCor Technologies, Inc.*	112,546	27,752,718
Mastercard, Inc. (Class A Stock)	374,036	88,066,776
PayPal Holdings, Inc.*	343,416	35,660,318
Square, Inc. (Class A Stock)*(a)	338,997	25,397,655
Visa, Inc. (Class A Stock)(a)	488,669	76,325,211
		281,110,128
Life Sciences Tools & Services — 1.8%
Illumina, Inc.*	125,549	39,006,819
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	222,146	36,776,270
Pharmaceuticals — 3.6%
AstraZeneca PLC (United Kingdom), ADR(a)	998,247	40,359,126
Bristol-Myers Squibb Co.	315,972	15,075,024
Merck & Co., Inc.	268,697	22,347,530
		77,781,680
Road & Rail — 1.6%
Lyft, Inc. (Class A Stock)*	12,307	963,515
Union Pacific Corp.(a)	199,658	33,382,818
		34,346,333
Semiconductors & Semiconductor Equipment — 3.4%
Broadcom, Inc.	109,502	32,928,346
NVIDIA Corp.	222,373	39,929,296
		72,857,642
Software — 15.9%
Adobe, Inc.*	228,971	61,018,482
Microsoft Corp.	852,807	100,580,057
Red Hat, Inc.*	115,777	21,152,458
salesforce.com, Inc.*	518,180	82,064,166
ServiceNow, Inc.*	71,389	17,596,675
Splunk, Inc.*	196,466	24,479,664
Workday, Inc. (Class A Stock)*	183,991	35,482,664
		342,374,166
Specialty Retail — 2.0%
Home Depot, Inc. (The)	138,055	26,491,374
Lowe’s Cos., Inc.	157,930	17,288,597
		43,779,971
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	318,894	60,573,915
Textiles, Apparel & Luxury Goods — 4.9%
Kering SA (France)	55,040	31,627,905
A113

JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Lululemon Athletica, Inc.*	180,154	$ 29,521,836
NIKE, Inc. (Class B Stock)	517,886	43,611,180
		104,760,921

Total Long-Term Investments (cost $1,021,995,485)		2,146,893,277
Short-Term Investments — 12.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund (w)	10,040,232	10,040,231
PGIM Institutional Money Market Fund (cost $248,866,468; includes $248,300,734 of cash collateral for securities on loan)(b)(w)	248,837,031	248,886,799

Total Short-Term Investments (cost $258,906,699)		258,927,030

TOTAL INVESTMENTS—111.8% (cost $1,280,902,184)		2,405,820,307

Liabilities in excess of other assets — (11.8)%		(254,845,968)

Net Assets — 100.0%		$ 2,150,974,339

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $243,232,028; cash collateral of $248,300,734 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A114

NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 96.5%
Commodity Chemicals — 0.9%
LyondellBasell Industries NV (Class A Stock)	44,690	$ 3,757,535
Construction Materials — 2.1%
HeidelbergCement AG (Germany)	62,060	4,478,096
Vulcan Materials Co.	35,365	4,187,216
		8,665,312
Copper — 0.3%
Lundin Mining Corp. (Chile)	287,497	1,333,843
Diversified Chemicals — 1.1%
BASF SE (Germany)	60,725	4,476,472
Diversified Metals & Mining — 10.7%
BHP Group Ltd. (Australia)	709,497	19,395,364
Rio Tinto PLC (Australia)	286,801	16,711,755
South32 Ltd. (Australia)	1,459,679	3,854,737
Teck Resources Ltd. (Canada) (Class B Stock)	164,068	3,796,148
		43,758,004
Fertilizers & Agricultural Chemicals — 2.7%
CF Industries Holdings, Inc.	48,760	1,993,309
FMC Corp.	52,495	4,032,666
Nutrien Ltd. (Canada)	96,932	5,112,259
		11,138,234
Heavy Electrical Equipment — 1.2%
Siemens Gamesa Renewable Energy SA (Spain)*	96,235	1,535,508
Vestas Wind Systems A/S (Denmark)	40,049	3,373,382
		4,908,890
Industrial Gases — 6.3%
Air Liquide SA (France)	39,825	5,069,632
Air Products & Chemicals, Inc.	52,120	9,952,835
Linde PLC (United Kingdom)	60,815	10,699,183
		25,721,650
Industrial Machinery — 0.8%
Stanley Black & Decker, Inc.	23,340	3,178,208
Integrated Oil & Gas — 30.1%
BP PLC (United Kingdom)	2,029,301	14,776,116
Chevron Corp.	202,475	24,940,870
Exxon Mobil Corp.	353,370	28,552,296
Occidental Petroleum Corp.	128,730	8,521,926
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	413,250	12,993,505
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	323,523	10,235,534
Suncor Energy, Inc. (Canada)	276,779	8,970,179
TOTAL SA (France)(a)	256,936	14,288,415
		123,278,841
Metal & Glass Containers — 1.0%
Berry Global Group, Inc.*	79,845	4,301,250
	Shares	Value
Common Stocks (continued)
Oil & Gas Drilling — 0.4%
Transocean Ltd.*(a)	208,535	$ 1,816,340
Oil & Gas Equipment & Services — 3.3%
Apergy Corp.*	43,815	1,799,044
Core Laboratories NV(a)	31,200	2,150,616
ProPetro Holding Corp.*	107,210	2,416,513
Schlumberger Ltd.	163,880	7,140,252
		13,506,425
Oil & Gas Exploration & Production — 17.4%
Cabot Oil & Gas Corp.(a)	161,200	4,207,320
Concho Resources, Inc.	39,692	4,404,224
ConocoPhillips	181,135	12,088,950
Continental Resources, Inc.*	143,055	6,404,572
Diamondback Energy, Inc.	96,385	9,785,969
EOG Resources, Inc.	101,051	9,618,034
Marathon Oil Corp.	539,090	9,008,194
Parsley Energy, Inc. (Class A Stock)*	191,805	3,701,837
Pioneer Natural Resources Co.	44,551	6,784,226
SM Energy Co.	73,440	1,284,466
Whiting Petroleum Corp.*(a)	46,785	1,222,960
WPX Energy, Inc.*	201,050	2,635,766
		71,146,518
Oil & Gas Refining & Marketing — 4.5%
Marathon Petroleum Corp.	81,510	4,878,374
Phillips 66	67,360	6,410,651
Valero Energy Corp.	83,687	7,099,168
		18,388,193
Oil & Gas Storage & Transportation — 5.9%
Enbridge, Inc. (Canada)	117,152	4,243,018
Kinder Morgan, Inc.	501,545	10,035,915
Williams Cos., Inc. (The)	339,650	9,754,748
		24,033,681
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	—
Railroads — 2.5%
Kansas City Southern	36,330	4,213,553
Union Pacific Corp.(a)	36,525	6,106,980
		10,320,533
Specialty Chemicals — 4.9%
Albemarle Corp.(a)	25,090	2,056,878
Ecolab, Inc.	60,288	10,643,244
Sherwin-Williams Co. (The)	9,480	4,083,131
Shin-Etsu Chemical Co. Ltd. (Japan)	37,100	3,114,359
		19,897,612
Steel — 0.4%
ArcelorMittal (Luxembourg)	89,400	1,819,902

Total Common Stocks (cost $327,073,512)		395,447,443
A115

NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value

Exchange-Traded Funds — 2.2%
Invesco Solar ETF(a)	127,880	$ 2,961,701
VanEck Vectors Gold Miners ETF	273,220	6,125,592

Total Exchange-Traded Funds (cost $8,239,161)		9,087,293

Total Long-Term Investments (cost $335,312,673)		404,534,736
Short-Term Investments — 4.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,612,769	2,612,769
PGIM Institutional Money Market Fund (cost $15,990,112; includes $15,942,143 of cash collateral for securities on loan)(b)(w)	15,986,419	15,989,616

Total Short-Term Investments (cost $18,602,881)		18,602,385

TOTAL INVESTMENTS—103.3% (cost $353,915,554)		423,137,121

Liabilities in excess of other assets — (3.3)%		(13,362,354)

Net Assets — 100.0%		$ 409,774,767

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,640,672; cash collateral of $15,942,143 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the original cost of such security is $1,102,975. The value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A116

SMALL CAPITALIZATION STOCK PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks — 99.1%
Aerospace & Defense — 2.3%
AAR Corp.	35,321	$ 1,148,286
Aerojet Rocketdyne Holdings, Inc.*(a)	77,965	2,770,096
Aerovironment, Inc.*	23,034	1,575,756
Axon Enterprise, Inc.*(a)	63,600	3,460,476
Cubic Corp.	30,993	1,743,046
Mercury Systems, Inc.*	52,398	3,357,664
Moog, Inc. (Class A Stock)	35,074	3,049,684
National Presto Industries, Inc.(a)	5,469	593,660
Triumph Group, Inc.(a)	53,900	1,027,334
		18,726,002
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	27,940	1,412,647
Echo Global Logistics, Inc.*	29,980	742,904
Forward Air Corp.	31,136	2,015,433
Hub Group, Inc. (Class A Stock)*	36,930	1,508,591
		5,679,575
Airlines — 0.8%
Allegiant Travel Co.	13,904	1,800,151
Hawaiian Holdings, Inc.	52,380	1,374,975
SkyWest, Inc.	55,830	3,031,011
		6,206,137
Auto Components — 2.0%
American Axle & Manufacturing Holdings, Inc.*	120,800	1,728,648
Cooper Tire & Rubber Co.	54,150	1,618,543
Cooper-Standard Holdings, Inc.*	17,580	825,557
Dorman Products, Inc.*	31,400	2,766,026
Fox Factory Holding Corp.*	41,100	2,872,479
Garrett Motion, Inc. (Switzerland)*(a)	80,000	1,178,400
Gentherm, Inc.*	36,450	1,343,547
LCI Industries	26,929	2,068,686
Motorcar Parts of America, Inc.*(a)	20,250	382,117
Standard Motor Products, Inc.	21,799	1,070,331
Superior Industries International, Inc.	24,168	115,040
		15,969,374
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	31,431	979,076
Banks — 8.5%
Ameris Bancorp	43,170	1,482,889
Banc of California, Inc.	46,070	637,609
Banner Corp.	33,780	1,829,863
Berkshire Hills Bancorp, Inc.	43,800	1,193,112
Boston Private Financial Holdings, Inc.	90,562	992,560
Brookline Bancorp, Inc.(a)	86,232	1,241,741
Central Pacific Financial Corp.	31,120	897,501
City Holding Co.(a)	17,974	1,369,439
Columbia Banking System, Inc.	79,198	2,588,983
Community Bank System, Inc.(a)	55,506	3,317,594
Customers Bancorp, Inc.*	30,750	563,033
CVB Financial Corp.(a)	110,450	2,324,972
Eagle Bancorp, Inc.*	34,250	1,719,350
Fidelity Southern Corp.	23,850	653,252
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First BanCorp. (Puerto Rico)	234,872	$ 2,691,633
First Commonwealth Financial Corp.	106,610	1,343,286
First Financial Bancorp	106,353	2,558,853
First Midwest Bancorp, Inc.	115,520	2,363,539
Franklin Financial Network, Inc.	13,150	381,482
Glacier Bancorp, Inc.(a)	91,383	3,661,717
Great Western Bancorp, Inc.	61,580	1,945,312
Hanmi Financial Corp.	33,336	709,057
Heritage Financial Corp.(a)	35,950	1,083,533
Hope Bancorp, Inc.	130,054	1,701,106
Independent Bank Corp.	36,836	2,984,084
LegacyTexas Financial Group, Inc.	48,860	1,826,875
National Bank Holdings Corp. (Class A Stock)	28,090	934,273
NBT Bancorp, Inc.	47,310	1,703,633
OFG Bancorp (Puerto Rico)	47,120	932,505
Old National Bancorp	162,877	2,671,183
Opus Bank	23,200	459,360
Pacific Premier Bancorp, Inc.	48,650	1,290,684
Preferred Bank	15,100	679,047
S&T Bancorp, Inc.	37,473	1,481,308
Seacoast Banking Corp. of Florida*	55,500	1,462,425
ServisFirst Bancshares, Inc.(a)	49,750	1,679,560
Simmons First National Corp. (Class A Stock)	99,846	2,444,230
Southside Bancshares, Inc.	34,336	1,140,985
Tompkins Financial Corp.	13,434	1,021,924
Triumph Bancorp, Inc.*	26,500	778,835
United Community Banks, Inc.	85,677	2,135,928
Veritex Holdings, Inc.	48,670	1,178,787
Westamerica Bancorporation(a)	29,100	1,798,380
		67,855,422
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	5,050	1,453,541
MGP Ingredients, Inc.(a)	13,800	1,064,670
		2,518,211
Biotechnology — 2.2%
Acorda Therapeutics, Inc.*(a)	42,700	567,483
AMAG Pharmaceuticals, Inc.*(a)	37,200	479,136
Anika Therapeutics, Inc.*(a)	15,350	464,184
Cytokinetics, Inc.*	59,150	478,523
Eagle Pharmaceuticals, Inc.*(a)	11,140	562,459
Emergent BioSolutions, Inc.*	48,707	2,460,678
Enanta Pharmaceuticals, Inc.*(a)	17,070	1,630,526
Momenta Pharmaceuticals, Inc.*	106,490	1,547,300
Myriad Genetics, Inc.*	79,250	2,631,100
Progenics Pharmaceuticals, Inc.*	91,400	424,096
REGENXBIO, Inc.*	33,100	1,896,961
Repligen Corp.*(a)	42,300	2,499,084
Spectrum Pharmaceuticals, Inc.*	114,050	1,219,194
Vanda Pharmaceuticals, Inc.*	56,750	1,044,200
		17,904,924
Building Products — 1.8%
AAON, Inc.(a)	43,819	2,023,562
A117

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
American Woodmark Corp.*	16,280	$ 1,345,216
Apogee Enterprises, Inc.(a)	29,458	1,104,381
Gibraltar Industries, Inc.*(a)	34,758	1,411,522
Griffon Corp.	37,279	688,916
Insteel Industries, Inc.	19,550	408,986
Patrick Industries, Inc.*	24,550	1,112,606
PGT Innovations, Inc.*	62,800	869,780
Quanex Building Products Corp.	35,878	570,102
Simpson Manufacturing Co., Inc.	43,653	2,587,313
Universal Forest Products, Inc.	65,842	1,968,017
		14,090,401
Capital Markets — 0.9%
Blucora, Inc.*	52,112	1,739,499
Donnelley Financial Solutions, Inc.*	36,687	545,903
Greenhill & Co., Inc.(a)	18,950	407,615
INTL. FCStone, Inc.*	17,300	670,548
Piper Jaffray Cos.	15,815	1,151,806
Virtus Investment Partners, Inc.	7,660	747,233
Waddell & Reed Financial, Inc. (Class A Stock)(a)	82,550	1,427,289
WisdomTree Investments, Inc.	127,450	899,797
		7,589,690
Chemicals — 2.8%
A. Schulman, Inc., CVR^	32,486	3
AdvanSix, Inc.*	31,280	893,670
American Vanguard Corp.	28,698	494,180
Balchem Corp.	34,913	3,239,927
Ferro Corp.*	89,500	1,694,235
FutureFuel Corp.	27,550	369,170
Hawkins, Inc.	10,450	384,874
HB Fuller Co.	54,988	2,674,616
Innophos Holdings, Inc.	21,180	638,365
Innospec, Inc.	26,420	2,202,107
Koppers Holdings, Inc.*	22,280	578,834
Kraton Corp.*	34,590	1,113,106
Livent Corp.*(a)	157,850	1,938,398
LSB Industries, Inc.*	21,800	136,032
Quaker Chemical Corp.	14,498	2,904,384
Rayonier Advanced Materials, Inc.(a)	53,270	722,341
Stepan Co.	21,940	1,920,189
Tredegar Corp.	27,535	444,415
		22,348,846
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	71,583	2,602,042
Brady Corp. (Class A Stock)	53,112	2,464,928
Interface, Inc.	63,962	979,898
LSC Communications, Inc.	35,867	234,211
Matthews International Corp. (Class A Stock)	34,520	1,275,514
Mobile Mini, Inc.	48,307	1,639,540
Multi-Color Corp.	15,100	753,339
RR Donnelley & Sons Co.	76,133	359,348
Team, Inc.*(a)	32,360	566,300
Tetra Tech, Inc.	59,718	3,558,596
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
UniFirst Corp.	16,760	$ 2,572,660
US Ecology, Inc.	23,900	1,337,922
Viad Corp.	21,877	1,231,456
		19,575,754
Communications Equipment — 1.4%
ADTRAN, Inc.	51,360	703,632
Applied Optoelectronics, Inc.*(a)	20,400	248,880
CalAmp Corp.*	36,750	462,315
Comtech Telecommunications Corp.	25,809	599,285
Digi International, Inc.*	29,914	379,010
Extreme Networks, Inc.*	126,200	945,238
Finisar Corp.*	127,450	2,953,017
Harmonic, Inc.*	95,874	519,637
NETGEAR, Inc.*	34,066	1,128,266
Viavi Solutions, Inc.*	246,490	3,051,546
		10,990,826
Construction & Engineering — 0.6%
Aegion Corp.*	34,257	601,895
Arcosa, Inc.	52,600	1,606,930
Comfort Systems USA, Inc.	39,884	2,089,523
MYR Group, Inc.*	17,920	620,570
Orion Group Holdings, Inc.*	30,900	90,228
		5,009,146
Construction Materials — 0.1%
U.S. Concrete, Inc.*(a)	17,050	706,211
Consumer Finance — 1.0%
Encore Capital Group, Inc.*(a)	27,640	752,637
Enova International, Inc.*	36,089	823,551
EZCORP, Inc. (Class A Stock)*(a)	56,721	528,640
FirstCash, Inc.	47,131	4,076,831
PRA Group, Inc.*(a)	48,957	1,312,537
World Acceptance Corp.*	7,082	829,515
		8,323,711
Containers & Packaging — 0.1%
Myers Industries, Inc.	38,070	651,378
Distributors — 0.2%
Core-Mark Holding Co., Inc.	49,590	1,841,277
Diversified Consumer Services — 0.7%
American Public Education, Inc.*	17,733	534,118
Career Education Corp.*	75,430	1,246,104
Regis Corp.*	32,400	637,308
Strategic Education, Inc.(a)	23,501	3,085,916
		5,503,446
Diversified Telecommunication Services — 1.2%
ATN International, Inc.	11,800	665,402
Cincinnati Bell, Inc.*	54,380	518,785
Cogent Communications Holdings, Inc.	45,120	2,447,760
Consolidated Communications Holdings, Inc.(a)	76,940	839,415
Frontier Communications Corp.*(a)	113,300	225,467

A118

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Iridium Communications, Inc.*(a)	105,590	$ 2,791,800
Vonage Holdings Corp.*	238,600	2,395,544
		9,884,173
Electric Utilities — 0.3%
El Paso Electric Co.	44,068	2,592,080
Electrical Equipment — 0.4%
AZZ, Inc.	28,192	1,153,898
Encore Wire Corp.	22,591	1,292,657
Powell Industries, Inc.	9,372	248,827
Vicor Corp.*	17,531	543,812
		3,239,194
Electronic Equipment, Instruments & Components — 4.2%
Anixter International, Inc.*	31,144	1,747,490
Arlo Technologies, Inc.*(a)	79,854	329,797
Badger Meter, Inc.(a)	31,514	1,753,439
Bel Fuse, Inc. (Class B Stock)	10,772	272,316
Benchmark Electronics, Inc.	44,020	1,155,525
Control4 Corp.*	28,400	480,812
CTS Corp.	35,304	1,036,878
Daktronics, Inc.	42,808	318,920
ePlus, Inc.*	14,710	1,302,423
Fabrinet (Thailand)*	39,830	2,085,499
FARO Technologies, Inc.*	18,684	820,414
II-VI, Inc.*	64,412	2,398,703
Insight Enterprises, Inc.*	38,385	2,113,478
Itron, Inc.*	36,330	1,694,795
KEMET Corp.	62,450	1,059,777
Knowles Corp.*	97,500	1,718,925
Methode Electronics, Inc.	39,896	1,148,207
MTS Systems Corp.	19,385	1,055,707
OSI Systems, Inc.*	18,200	1,594,320
Park Electrochemical Corp.	20,694	324,896
Plexus Corp.*	33,430	2,037,559
Rogers Corp.*	19,981	3,174,581
Sanmina Corp.*	73,990	2,134,611
ScanSource, Inc.*	27,803	995,903
TTM Technologies, Inc.*	100,399	1,177,680
		33,932,655
Energy Equipment & Services — 2.3%
Archrock, Inc.	141,000	1,378,980
C&J Energy Services, Inc.*	66,200	1,027,424
CARBO Ceramics, Inc.*(a)	22,250	77,875
Diamond Offshore Drilling, Inc.*(a)	69,800	732,202
Dril-Quip, Inc.*(a)	39,400	1,806,490
Era Group, Inc.*	21,921	252,968
Exterran Corp.*	34,000	572,900
Geospace Technologies Corp.*	14,660	189,700
Gulf Island Fabrication, Inc.*	14,927	136,881
Helix Energy Solutions Group, Inc.*	151,210	1,196,071
KLX Energy Services Holdings, Inc.*	24,200	608,388
Matrix Service Co.*	28,813	564,159
Nabors Industries Ltd.	353,000	1,214,320
Newpark Resources, Inc.*	97,200	890,352
Noble Corp. PLC*(a)	268,900	771,743
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Oil States International, Inc.*	65,400	$ 1,109,184
Pioneer Energy Services Corp.*	84,047	148,763
ProPetro Holding Corp.*	80,200	1,807,708
SEACOR Holdings, Inc.*	18,641	788,142
Superior Energy Services, Inc.*	168,600	787,362
TETRA Technologies, Inc.*	135,891	317,985
Unit Corp.*	58,770	836,885
US Silica Holdings, Inc.(a)	79,070	1,372,655
		18,589,137
Entertainment — 0.1%
Marcus Corp. (The)	23,258	931,483
Equity Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust(a)	88,165	2,404,260
Agree Realty Corp.(a)	40,650	2,818,671
American Assets Trust, Inc.	40,930	1,877,050
Armada Hoffler Properties, Inc.	54,400	848,096
CareTrust REIT, Inc.	96,055	2,253,450
CBL & Associates Properties, Inc.(a)	187,550	290,703
Cedar Realty Trust, Inc.	93,116	316,594
Chatham Lodging Trust	50,100	963,924
Chesapeake Lodging Trust	65,700	1,827,117
Community Healthcare Trust, Inc.	19,200	689,088
DiamondRock Hospitality Co.(a)	217,740	2,358,124
Easterly Government Properties, Inc. (a)	65,850	1,185,958
EastGroup Properties, Inc.(a)	39,483	4,407,882
Four Corners Property Trust, Inc.	73,909	2,187,706
Franklin Street Properties Corp.	115,902	833,335
Getty Realty Corp.	36,764	1,177,551
Global Net Lease, Inc.	90,650	1,713,285
Hersha Hospitality Trust	38,750	664,175
Independence Realty Trust, Inc.	96,500	1,041,235
Innovative Industrial Properties, Inc.(a)	10,650	869,999
iStar, Inc.(a)	73,100	615,502
Kite Realty Group Trust	90,622	1,449,046
Lexington Realty Trust	226,136	2,048,792
LTC Properties, Inc.	42,946	1,966,927
National Storage Affiliates Trust	61,300	1,747,663
NorthStar Realty Europe Corp.	53,700	932,232
Office Properties Income Trust	52,000	1,437,280
Pennsylvania Real Estate Investment Trust(a)	69,922	439,809
PS Business Parks, Inc.	21,682	3,400,388
Retail Opportunity Investments Corp.	123,210	2,136,461
RPT Realty(a)	86,650	1,040,667
Saul Centers, Inc.	12,570	645,721
Summit Hotel Properties, Inc.(a)	112,800	1,287,048
Universal Health Realty Income Trust	13,730	1,039,498
Urstadt Biddle Properties, Inc. (Class A Stock)	32,190	664,402
Washington Prime Group, Inc.(a)	201,150	1,136,498
Washington Real Estate Investment Trust	86,400	2,452,032
Whitestone REIT	43,000	516,860
Xenia Hotels & Resorts, Inc.	118,000	2,585,380
		58,270,409

A119

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 0.4%
Andersons, Inc. (The)	28,474	$ 917,717
Chefs’ Warehouse, Inc. (The)*	25,000	776,250
SpartanNash Co.	38,876	616,962
United Natural Foods, Inc.*	55,450	733,049
		3,043,978
Food Products — 1.5%
B&G Foods, Inc.(a)	70,980	1,733,332
Calavo Growers, Inc.(a)	16,980	1,423,773
Cal-Maine Foods, Inc.(a)	32,660	1,457,616
Darling Ingredients, Inc.*	178,030	3,854,349
Dean Foods Co.(a)	97,250	294,667
J&J Snack Foods Corp.	16,258	2,582,421
John B Sanfilippo & Son, Inc.	9,570	687,796
Seneca Foods Corp. (Class A Stock)*	7,220	177,612
		12,211,566
Gas Utilities — 0.7%
Northwest Natural Holding Co.	31,255	2,051,266
South Jersey Industries, Inc.	99,834	3,201,676
		5,252,942
Health Care Equipment & Supplies — 3.1%
AngioDynamics, Inc.*	40,150	917,829
Cardiovascular Systems, Inc.*	37,700	1,457,482
CONMED Corp.	28,029	2,331,452
CryoLife, Inc.*	36,803	1,073,544
Cutera, Inc.*	14,950	264,017
Heska Corp.*	7,400	629,888
Integer Holdings Corp.*	32,344	2,439,384
Invacare Corp.(a)	35,352	295,896
Lantheus Holdings, Inc.*	41,650	1,019,592
LeMaitre Vascular, Inc.	17,100	530,100
Meridian Bioscience, Inc.(a)	45,925	808,739
Merit Medical Systems, Inc.*	59,358	3,670,105
Natus Medical, Inc.*	36,515	926,751
Neogen Corp.*	56,323	3,232,377
OraSure Technologies, Inc.*	66,650	743,148
Orthofix Medical, Inc.*	20,600	1,162,046
Surmodics, Inc.*	14,642	636,634
Tactile Systems Technology, Inc.*(a)	18,500	975,320
Varex Imaging Corp.*	41,200	1,395,856
		24,510,160
Health Care Providers & Services — 2.5%
Addus HomeCare Corp.*	10,900	693,131
AMN Healthcare Services, Inc.*(a)	50,669	2,386,003
BioTelemetry, Inc.*	36,350	2,276,237
Community Health Systems, Inc.*(a)	125,660	468,712
CorVel Corp.*	9,860	643,267
Cross Country Healthcare, Inc.*	38,513	270,746
Diplomat Pharmacy, Inc.*(a)	60,440	351,156
Ensign Group, Inc. (The)	53,580	2,742,760
LHC Group, Inc.*	31,628	3,506,280
Magellan Health, Inc.*	25,911	1,708,053
Owens & Minor, Inc.(a)	67,300	275,930
Providence Service Corp. (The)*	11,950	796,109
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Select Medical Holdings Corp.*	116,960	$ 1,647,967
Tivity Health, Inc.*	50,918	894,120
US Physical Therapy, Inc.	13,790	1,448,364
		20,108,835
Health Care Technology — 1.2%
Computer Programs & Systems, Inc.	12,986	385,554
HealthStream, Inc.*	27,650	775,859
HMS Holdings Corp.*	92,200	2,730,042
NextGen Healthcare, Inc.*	51,734	870,683
Omnicell, Inc.*	44,122	3,566,823
Tabula Rasa HealthCare, Inc.*(a)	19,000	1,071,980
		9,400,941
Hotels, Restaurants & Leisure — 1.8%
Belmond Ltd. (United Kingdom) (Class A Stock)*	96,950	2,416,963
BJ’s Restaurants, Inc.	22,872	1,081,388
Chuy’s Holdings, Inc.*(a)	18,250	415,553
Dave & Buster’s Entertainment, Inc.(a)	41,820	2,085,563
Dine Brands Global, Inc.	19,015	1,735,879
El Pollo Loco Holdings, Inc.*	24,050	312,891
Fiesta Restaurant Group, Inc.*	25,100	329,061
Monarch Casino & Resort, Inc.*	12,831	563,538
Red Robin Gourmet Burgers, Inc.*	13,913	400,834
Ruth’s Hospitality Group, Inc.	30,398	777,885
Shake Shack, Inc. (Class A Stock)*(a)	28,140	1,664,481
Wingstop, Inc.(a)	31,750	2,413,952
		14,197,988
Household Durables — 2.1%
Cavco Industries, Inc.*	9,250	1,087,153
Ethan Allen Interiors, Inc.	26,539	507,691
Installed Building Products, Inc.*(a)	22,600	1,096,100
iRobot Corp.*(a)	30,100	3,542,469
La-Z-Boy, Inc.	50,471	1,665,038
LGI Homes, Inc.*(a)	20,180	1,215,643
M/I Homes, Inc.*	29,670	789,815
MDC Holdings, Inc.	53,115	1,543,522
Meritage Homes Corp.*	38,787	1,734,167
TopBuild Corp.*	37,600	2,437,232
Universal Electronics, Inc.*	14,994	557,027
William Lyon Homes (Class A Stock)*	35,050	538,719
		16,714,576
Household Products — 0.5%
Central Garden & Pet Co.*(a)	11,150	284,994
Central Garden & Pet Co. (Class A Stock)*	44,408	1,032,486
WD-40 Co.(a)	14,959	2,534,653
		3,852,133
Industrial Conglomerates — 0.2%
Raven Industries, Inc.	38,880	1,491,826
Insurance — 3.4%
Ambac Financial Group, Inc.*	48,850	885,162

A120

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
American Equity Investment Life Holding Co.	97,840	$ 2,643,637
AMERISAFE, Inc.	20,814	1,236,352
eHealth, Inc.*	19,891	1,240,005
Employers Holdings, Inc.	35,565	1,426,512
HCI Group, Inc.(a)	7,430	317,484
Horace Mann Educators Corp.	44,320	1,560,507
James River Group Holdings Ltd.	32,500	1,302,600
Navigators Group, Inc. (The)	25,186	1,759,746
ProAssurance Corp.	57,986	2,006,895
RLI Corp.(a)	42,370	3,040,048
Safety Insurance Group, Inc.	15,760	1,373,326
Selective Insurance Group, Inc.	63,787	4,036,441
Stewart Information Services Corp.	25,702	1,097,218
Third Point Reinsurance Ltd. (Bermuda)*	79,950	829,881
United Fire Group, Inc.	23,101	1,009,745
United Insurance Holdings Corp.	23,200	368,880
Universal Insurance Holdings, Inc.	34,640	1,073,840
		27,208,279
Interactive Media & Services — 0.1%
Care.com, Inc.*	28,150	556,244
QuinStreet, Inc.*	42,000	562,380
		1,118,624
Internet & Direct Marketing Retail — 0.6%
Liquidity Services, Inc.*	28,800	222,048
PetMed Express, Inc.(a)	22,331	508,700
Shutterfly, Inc.*	36,900	1,499,616
Shutterstock, Inc.	20,100	937,263
Stamps.com, Inc.*	17,860	1,453,983
		4,621,610
IT Services — 2.1%
Cardtronics PLC*	40,510	1,441,346
CSG Systems International, Inc.	35,724	1,511,125
EVERTEC, Inc. (Puerto Rico)	64,950	1,806,259
ExlService Holdings, Inc.*	37,100	2,226,742
ManTech International Corp. (Class A Stock)	28,750	1,553,075
NIC, Inc.	72,000	1,230,480
Perficient, Inc.*	35,914	983,684
Sykes Enterprises, Inc.*	43,060	1,217,737
Travelport Worldwide Ltd.	141,850	2,231,300
TTEC Holdings, Inc.	15,047	545,153
Unisys Corp.*(a)	54,900	640,683
Virtusa Corp.*	29,750	1,590,138
		16,977,722
Leisure Products — 0.4%
Callaway Golf Co.	96,040	1,529,917
Nautilus, Inc.*	31,950	177,642
Sturm Ruger & Co., Inc.(a)	18,867	1,000,328
Vista Outdoor, Inc.*(a)	61,750	494,618
		3,202,505
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.8%
Cambrex Corp.*	36,332	$ 1,411,498
Luminex Corp.	44,820	1,031,308
Medpace Holdings, Inc.*	28,200	1,662,954
NeoGenomics, Inc.*(a)	102,250	2,092,035
		6,197,795
Machinery — 5.5%
Actuant Corp. (Class A Stock)	66,084	1,610,467
Alamo Group, Inc.	10,410	1,040,375
Albany International Corp. (Class A Stock)	31,364	2,245,349
Astec Industries, Inc.	24,690	932,294
Barnes Group, Inc.	51,116	2,627,874
Briggs & Stratton Corp.	45,526	538,573
Chart Industries, Inc.*	34,200	3,095,784
CIRCOR International, Inc.*	21,528	701,813
EnPro Industries, Inc.	22,508	1,450,641
ESCO Technologies, Inc.	28,031	1,878,918
Federal Signal Corp.	65,050	1,690,649
Franklin Electric Co., Inc.	41,530	2,121,768
Greenbrier Cos., Inc. (The)(a)	35,030	1,129,017
Harsco Corp.*	86,000	1,733,760
Hillenbrand, Inc.	67,618	2,808,176
John Bean Technologies Corp.	34,117	3,135,011
Lindsay Corp.	11,679	1,130,410
Lydall, Inc.*	19,006	445,881
Mueller Industries, Inc.	61,218	1,918,572
Proto Labs, Inc.*	29,200	3,070,088
SPX Corp.*	47,020	1,635,826
SPX FLOW, Inc.*	46,010	1,467,719
Standex International Corp.	13,670	1,003,378
Tennant Co.	19,650	1,220,068
Titan International, Inc.	53,600	319,992
Wabash National Corp.	59,590	807,444
Watts Water Technologies, Inc. (Class A Stock)	29,911	2,417,407
		44,177,254
Marine — 0.2%
Matson, Inc.	46,350	1,672,771
Media — 0.6%
EW Scripps Co. (The) (Class A Stock) (a)	60,911	1,279,131
Gannett Co., Inc.(a)	123,740	1,304,220
New Media Investment Group, Inc.	58,470	613,935
Scholastic Corp.	30,220	1,201,547
TechTarget, Inc.*	23,700	385,599
		4,784,432
Metals & Mining — 0.8%
AK Steel Holding Corp.*(a)	341,990	940,472
Century Aluminum Co.*	53,313	473,419
Haynes International, Inc.	13,510	443,533
Kaiser Aluminum Corp.	17,460	1,828,586
Materion Corp.	21,928	1,251,212
Olympic Steel, Inc.	9,638	152,955

A121

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
SunCoke Energy, Inc.*	70,000	$ 594,300
TimkenSteel Corp.*(a)	42,160	457,858
		6,142,335
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Apollo Commercial Real Estate Finance, Inc.(a)	121,950	2,219,490
ARMOUR Residential REIT, Inc.	63,250	1,235,272
Capstead Mortgage Corp.	92,450	794,146
Granite Point Mortgage Trust, Inc.	55,100	1,023,207
Invesco Mortgage Capital, Inc.	138,050	2,181,190
New York Mortgage Trust, Inc.(a)	200,650	1,221,959
PennyMac Mortgage Investment Trust	73,480	1,521,771
Redwood Trust, Inc.	104,450	1,686,867
		11,883,902
Multiline Retail — 0.3%
Big Lots, Inc.	43,350	1,648,167
J.C. Penney Co., Inc.*(a)	339,800	506,302
		2,154,469
Multi-Utilities — 0.4%
Avista Corp.	71,083	2,887,391
Oil, Gas & Consumable Fuels — 2.0%
Bonanza Creek Energy, Inc.*	20,050	454,935
Carrizo Oil & Gas, Inc.*(a)	92,120	1,148,736
CONSOL Energy, Inc.*	29,750	1,018,045
Denbury Resources, Inc.*(a)	495,300	1,015,365
Green Plains, Inc.	41,550	693,054
Gulfport Energy Corp.*	160,350	1,286,007
HighPoint Resources Corp.*(a)	118,880	262,725
Laredo Petroleum, Inc.*	164,400	507,996
Par Pacific Holdings, Inc.*	32,350	576,153
PDC Energy, Inc.*	71,526	2,909,678
Penn Virginia Corp.*	14,600	643,860
Renewable Energy Group, Inc.*(a)	40,250	883,890
REX American Resources Corp.*(a)	6,180	498,170
Ring Energy, Inc.*	64,250	377,148
SRC Energy, Inc.*	262,970	1,346,406
Whiting Petroleum Corp.*(a)	98,400	2,572,176
		16,194,344
Paper & Forest Products — 0.7%
Boise Cascade Co.	41,740	1,116,962
Clearwater Paper Corp.*	17,650	343,822
Mercer International, Inc. (Canada)	46,300	625,513
Neenah, Inc.	18,288	1,177,016
P.H. Glatfelter Co.	47,560	671,547
Schweitzer-Mauduit International, Inc.	33,346	1,291,157
		5,226,017
Personal Products — 0.6%
Avon Products, Inc. (United Kingdom)*	478,350	1,406,349
Inter Parfums, Inc.	18,700	1,418,769
Medifast, Inc.(a)	12,840	1,637,742
		4,462,860
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 1.4%
Akorn, Inc.*	100,650	$ 354,288
Amphastar Pharmaceuticals, Inc.*	37,400	764,082
ANI Pharmaceuticals, Inc.*	9,040	637,682
Assertio Therapeutics, Inc.*(a)	69,120	350,438
Corcept Therapeutics, Inc.*(a)	112,850	1,324,859
Endo International PLC*	215,900	1,733,677
Innoviva, Inc.*(a)	73,250	1,027,698
Lannett Co., Inc.*(a)	36,950	290,797
Medicines Co. (The)*(a)	71,090	1,986,965
Phibro Animal Health Corp. (Class A Stock)	21,950	724,350
Supernus Pharmaceuticals, Inc.*	56,560	1,981,862
		11,176,698
Professional Services — 1.9%
Exponent, Inc.	55,680	3,213,849
Forrester Research, Inc.	11,082	535,815
FTI Consulting, Inc.*	40,950	3,145,779
Heidrick & Struggles International, Inc.	20,614	790,135
Kelly Services, Inc. (Class A Stock)	33,689	743,179
Korn Ferry	61,300	2,745,014
Navigant Consulting, Inc.	43,650	849,865
Resources Connection, Inc.	32,000	529,280
TrueBlue, Inc.*	43,198	1,021,201
WageWorks, Inc.*	42,910	1,620,282
		15,194,399
Real Estate Management & Development — 0.5%
HFF, Inc. (Class A Stock)	42,500	2,029,375
Marcus & Millichap, Inc.*	23,200	944,936
RE/MAX Holdings, Inc. (Class A Stock)	19,250	741,895
		3,716,206
Road & Rail — 0.5%
ArcBest Corp.	27,695	852,729
Heartland Express, Inc.	51,348	989,989
Marten Transport Ltd.	41,800	745,294
Saia, Inc.*(a)	27,950	1,707,745
		4,295,757
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.*	41,357	2,054,616
Axcelis Technologies, Inc.*	35,250	709,230
Brooks Automation, Inc.	76,735	2,250,638
Cabot Microelectronics Corp.	31,321	3,506,699
CEVA, Inc.*	23,650	637,604
Cohu, Inc.	43,997	648,956
Diodes, Inc.*	44,220	1,534,434
DSP Group, Inc.*	20,528	288,829
FormFactor, Inc.*	80,500	1,295,245
Ichor Holdings Ltd.*(a)	23,950	540,791
Kopin Corp.*	70,906	95,014
Kulicke & Soffa Industries, Inc. (Singapore)	71,532	1,581,573
MaxLinear, Inc.*	68,450	1,747,528
Nanometrics, Inc.*	26,450	816,776
PDF Solutions, Inc.*	30,000	370,500

A122

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Photronics, Inc.*	72,450	$ 684,652
Power Integrations, Inc.	31,280	2,187,723
Rambus, Inc.*	117,900	1,232,055
Rudolph Technologies, Inc.*	33,324	759,787
Semtech Corp.*	71,170	3,623,265
SMART Global Holdings, Inc.*(a)	13,650	262,080
SolarEdge Technologies, Inc.*(a)	48,050	1,810,524
Ultra Clean Holdings, Inc.*	41,850	433,147
Veeco Instruments, Inc.*	51,933	562,954
Xperi Corp.	52,667	1,232,408
		30,867,028
Software — 2.7%
8x8, Inc.*	103,400	2,088,680
Agilysys, Inc.*	19,132	405,024
Alarm.com Holdings, Inc.*(a)	38,050	2,469,445
Bottomline Technologies DE, Inc.*	40,560	2,031,650
Ebix, Inc.(a)	23,797	1,174,858
LivePerson, Inc.*	63,600	1,845,672
MicroStrategy, Inc. (Class A Stock)*	8,920	1,286,710
Monotype Imaging Holdings, Inc.	44,250	880,133
OneSpan, Inc.*	33,800	649,636
Progress Software Corp.	48,847	2,167,341
Qualys, Inc.*	36,620	3,029,939
SPS Commerce, Inc.*	19,250	2,041,655
TiVo Corp.	134,900	1,257,268
		21,328,011
Specialty Retail — 3.9%
Abercrombie & Fitch Co. (Class A Stock)	71,200	1,951,592
Asbury Automotive Group, Inc.*	21,110	1,464,190
Ascena Retail Group, Inc.*(a)	185,100	199,908
Barnes & Noble Education, Inc.*	39,176	164,539
Barnes & Noble, Inc.(a)	60,860	330,470
Buckle, Inc. (The)(a)	30,709	574,872
Caleres, Inc.	46,404	1,145,715
Cato Corp. (The) (Class A Stock)	24,453	366,306
Chico’s FAS, Inc.(a)	126,900	541,863
Children’s Place, Inc. (The)(a)	17,565	1,708,723
Conn’s, Inc.*(a)	26,450	604,647
Designer Brands Inc	73,800	1,639,836
Express, Inc.*	72,930	312,140
GameStop Corp. (Class A Stock)(a)	109,800	1,115,568
Genesco, Inc.*	21,882	996,725
Group 1 Automotive, Inc.	18,814	1,217,266
Guess?, Inc.	61,360	1,202,656
Haverty Furniture Cos., Inc.(a)	20,461	447,687
Hibbett Sports, Inc.*(a)	19,546	445,844
Kirkland’s, Inc.*	15,700	110,371
Lithia Motors, Inc. (Class A Stock)	24,190	2,243,622
Lumber Liquidators Holdings, Inc.*(a)	30,922	312,312
MarineMax, Inc.*	24,692	473,099
Monro, Inc.(a)	35,792	3,096,724
Office Depot, Inc.	584,900	2,123,187
Rent-A-Center, Inc.*	48,300	1,008,021
RH*(a)	20,250	2,084,738
Shoe Carnival, Inc.(a)	10,810	367,864
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Sleep Number Corp.*(a)	33,050	$ 1,553,350
Sonic Automotive, Inc. (Class A Stock)	25,397	376,130
Tailored Brands, Inc.(a)	54,137	424,434
Tile Shop Holdings, Inc.	41,750	236,305
Vitamin Shoppe, Inc.*	16,900	118,976
Zumiez, Inc.*	20,500	510,245
		31,469,925
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.*(a)	123,600	1,329,936
Cray, Inc.*	44,230	1,152,191
Diebold Nixdorf, Inc.(a)	82,750	916,043
Electronics For Imaging, Inc.*(a)	46,170	1,241,973
		4,640,143
Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.*	72,143	1,857,682
Fossil Group, Inc.*(a)	49,300	676,396
G-III Apparel Group Ltd.*	45,350	1,812,186
Movado Group, Inc.	17,817	648,182
Oxford Industries, Inc.	18,316	1,378,462
Steven Madden Ltd.	84,505	2,859,649
Unifi, Inc.*	15,730	304,376
Vera Bradley, Inc.*	22,850	302,763
Wolverine World Wide, Inc.	98,974	3,536,341
		13,376,037
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc.*(a)	58,290	1,688,078
Dime Community Bancshares, Inc.	33,221	622,229
Flagstar Bancorp, Inc.	31,050	1,022,166
HomeStreet, Inc.*	29,150	768,103
Meta Financial Group, Inc.	29,850	587,448
NMI Holdings, Inc. (Class A Stock)*	71,800	1,857,466
Northfield Bancorp, Inc.	50,750	705,425
Northwest Bancshares, Inc.	112,110	1,902,507
Oritani Financial Corp.	41,200	685,156
Provident Financial Services, Inc.	66,210	1,714,177
TrustCo Bank Corp.	104,045	807,389
Walker & Dunlop, Inc.	30,120	1,533,409
		13,893,553
Tobacco — 0.2%
Universal Corp.	27,000	1,556,010
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	41,908	2,492,269
DXP Enterprises, Inc.*	17,250	671,370
Kaman Corp.	30,152	1,762,083
Veritiv Corp.*	13,680	360,057
		5,285,779
Water Utilities — 0.7%
American States Water Co.	39,782	2,836,456
California Water Service Group	51,960	2,820,389
		5,656,845

A123

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	19,230	$ 261,913

Total Common Stocks (cost $554,321,069)		792,324,097
Exchange-Traded Fund — 0.5%
iShares Core S&P Small-Cap ETF	54,300	4,189,245
(cost $3,892,477)

Total Long-Term Investments (cost $558,213,546)		796,513,342
Short-Term Investments — 17.3%
Affiliated Mutual Funds — 17.2%
PGIM Core Ultra Short Bond Fund(w)	1,376,815	1,376,815
PGIM Institutional Money Market Fund (cost $136,303,664; includes $135,978,951 of cash collateral for securities on loan)(b)(w)	136,307,061	136,334,323

Total Affiliated Mutual Funds (cost $137,680,479)		137,711,138

Interest Rate	Maturity Date	Principal Amount (000)
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
2.425%	06/20/19	400	397,898
(cost $397,858)

Total Short-Term Investments (cost $138,078,337)				138,109,036

TOTAL INVESTMENTS—116.9% (cost $696,291,883)				934,622,378

Liabilities in excess of other assets(z) — (16.9)%				(135,170,322)

Net Assets — 100.0%				$ 799,452,056

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $132,018,586; cash collateral of $135,978,951 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
40	Russell 2000 E-Mini Index	Jun. 2019	$3,087,600	$(13,865)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$397,898
A124

SP INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks — 97.2%
Argentina — 0.8%
MercadoLibre, Inc.*	1,312	$ 666,142
Australia — 3.3%
Aristocrat Leisure Ltd.	14,842	258,329
BHP Group PLC	21,224	511,510
Cochlear Ltd.	3,828	472,027
CSL Ltd.	3,941	547,306
Insurance Australia Group Ltd.	35,401	192,770
Macquarie Group Ltd.	6,686	614,222
		2,596,164
Austria — 0.5%
BAWAG Group AG, 144A	9,762	431,846
Belgium — 0.5%
KBC Group NV	5,337	373,655
Canada — 5.4%
Alimentation Couche-Tard, Inc. (Class B Stock)	6,158	362,747
Brookfield Asset Management, Inc. (Class A Stock)(a)	13,018	607,290
Canadian National Railway Co.	8,206	734,601
Dollarama, Inc.	9,902	264,157
Rogers Communications, Inc. (Class B Stock)	8,599	462,461
Shopify, Inc. (Class A Stock)*(a)	4,687	968,428
Suncor Energy, Inc.	10,032	325,129
Toronto-Dominion Bank (The)	11,033	598,730
		4,323,543
China — 9.6%
Alibaba Group Holding Ltd., ADR*(a)	12,924	2,357,984
Baidu, Inc., ADR*	1,084	178,697
China Merchants Bank Co. Ltd. (Class H Stock)	121,500	592,790
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	28,878	281,019
Kweichow Moutai Co. Ltd. (Class A Stock)	6,576	837,604
NetEase, Inc., ADR	1,684	406,602
Tencent Holdings Ltd.	51,843	2,393,803
Wuxi Biologics Cayman, Inc., 144A*	54,702	537,814
		7,586,313
Denmark — 1.7%
Ambu A/S (Class B Stock)	1,975	52,284
Coloplast A/S (Class B Stock)	4,533	497,891
Novo Nordisk A/S (Class B Stock)	7,385	387,665
Orsted A/S, 144A	5,638	427,893
		1,365,733
Finland — 0.2%
Neste OYJ	1,327	141,605
France — 14.9%
Air Liquide SA	1,602	203,932
Airbus SE	11,308	1,500,083
Arkema SA	1,720	164,031
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Capgemini SE	4,471	$ 542,821
Dassault Systemes SE	6,856	1,024,141
Kering SA	919	528,092
L’Oreal SA	5,201	1,401,206
LVMH Moet Hennessy Louis Vuitton SE	4,236	1,559,443
Pernod Ricard SA	6,504	1,168,643
Remy Cointreau SA	4,175	556,956
Safran SA	11,547	1,586,218
Schneider Electric SE	4,067	319,423
SPIE SA	11,330	200,876
TOTAL SA	16,621	924,311
Valeo SA	3,989	115,958
		11,796,134
Germany — 4.6%
Brenntag AG	5,073	261,825
Continental AG	1,257	189,287
CTS Eventim AG & Co. KGaA	7,878	374,145
Deutsche Boerse AG	1,417	182,026
Gerresheimer AG	4,198	316,272
Infineon Technologies AG	44,229	880,463
Rational AG	475	293,754
SAP SE	4,409	510,426
SAP SE, ADR	3,522	406,650
Scout24 AG, 144A(a)	4,565	236,680
		3,651,528
Hong Kong — 2.8%
AIA Group Ltd.	131,400	1,315,012
Techtronic Industries Co. Ltd.	134,940	911,249
		2,226,261
India — 1.6%
HDFC Bank Ltd., ADR	10,952	1,269,446
Ireland — 1.9%
AerCap Holdings NV*	8,760	407,690
CRH PLC	8,113	251,076
Kerry Group PLC (Class A Stock)	3,479	388,868
Kingspan Group PLC	9,686	448,585
		1,496,219
Israel — 1.3%
Check Point Software Technologies Ltd.*(a)	8,300	1,049,867
Italy — 2.1%
Brunello Cucinelli SpA	19,082	657,856
Ferrari NV	7,540	1,014,014
		1,671,870
Japan — 8.0%
Bridgestone Corp.	8,500	327,710
Daikin Industries Ltd.	6,700	786,604
Hoya Corp.	4,300	284,607
Kao Corp.	4,100	323,550
Keyence Corp.	2,779	1,735,222
Kose Corp.	2,500	459,689
A125

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Nitori Holdings Co. Ltd.	2,700	$ 348,731
Sanwa Holdings Corp.	21,100	251,376
Shionogi & Co. Ltd.	5,600	347,421
Shiseido Co. Ltd.	7,100	512,739
SMC Corp.	1,200	451,303
Suzuki Motor Corp.	6,300	278,456
Toyota Motor Corp.	4,700	275,530
		6,382,938
Luxembourg — 0.3%
Tenaris SA	17,119	241,482
Macau — 0.5%
Galaxy Entertainment Group Ltd.	57,000	389,110
Netherlands — 5.8%
Adyen NV, 144A*	1,732	1,361,422
ASML Holding NV	7,336	1,381,627
Heineken NV	4,458	470,792
Koninklijke Philips NV	14,383	587,539
NXP Semiconductors NV	3,542	313,077
Royal Dutch Shell PLC (Class A Stock)	16,016	502,395
		4,616,852
Portugal — 0.3%
Galp Energia SGPS SA	13,100	210,163
Singapore — 0.5%
DBS Group Holdings Ltd.	21,400	399,522
South Africa — 0.3%
Bid Corp. Ltd.	10,317	213,169
Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	13,265	583,308
Amadeus IT Group SA	7,259	582,239
		1,165,547
Sweden — 1.7%
Assa Abloy AB (Class B Stock)	4,930	106,553
Atlas Copco AB (Class A Stock)	11,304	304,014
Hexagon AB (Class B Stock)	16,033	838,542
Swedbank AB (Class A Stock)	9,988	141,222
		1,390,331
Switzerland — 10.2%
Cie Financiere Richemont SA	3,194	232,809
Givaudan SA	418	1,072,142
Julius Baer Group Ltd.*	6,629	268,039
Lonza Group AG*	2,706	842,393
Novartis AG	14,100	1,358,455
Partners Group Holding AG	1,088	791,291
Roche Holding AG	1,875	518,017
SGS SA	129	321,171
SIG Combibloc Group AG*	22,335	229,249
Sika AG	1,969	276,466
Sonova Holding AG	2,284	452,382
Straumann Holding AG	1,128	923,514
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Temenos AG*	3,190	$ 472,033
UBS Group AG*	25,511	309,811
		8,067,772
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	83,000	663,880
United Kingdom — 11.5%
Abcam PLC	7,235	106,830
Ashtead Group PLC	19,684	475,503
AstraZeneca PLC	10,073	802,533
Bunzl PLC	17,209	567,786
Compass Group PLC	44,057	1,035,619
DCC PLC	2,760	238,766
Diageo PLC	13,910	568,826
Experian PLC	20,763	562,828
Fevertree Drinks PLC	5,477	215,971
London Stock Exchange Group PLC	11,225	695,630
Prudential PLC	18,845	377,612
Reckitt Benckiser Group PLC	4,321	359,634
RELX PLC	49,976	1,069,243
Rentokil Initial PLC	46,141	212,648
Segro PLC, REIT	46,111	404,634
Spectris PLC	6,033	197,517
St. James’s Place PLC	92,003	1,233,703
		9,125,283
United States — 4.6%
Aon PLC	2,272	387,831
Core Laboratories NV(a)	2,183	150,474
Ferguson PLC	10,949	697,856
Lululemon Athletica, Inc.*	6,706	1,098,912
Samsonite International SA, 144A*	139,292	449,809
Sensata Technologies Holding PLC*	9,314	419,316
Spotify Technology SA*	3,410	473,308
		3,677,506

Total Common Stocks (cost $58,431,166)		77,189,881
Preferred Stocks — 1.3%
Germany
Henkel AG & Co. KGaA (PRFC)	1,228	125,426
Sartorius AG (PRFC)	5,073	872,523

Total Preferred Stocks (cost $522,049)		997,949

Total Long-Term Investments (cost $58,953,215)		78,187,830
Short-Term Investments — 7.0%
Affiliated Mutual Funds — 6.3%
PGIM Core Ultra Short Bond Fund(w)	455,360	455,360

A126

SP INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $4,580,666; includes $4,571,786 of cash collateral for securities on loan) (b)(w)	4,580,200	$ 4,581,116

Total Affiliated Mutual Funds (cost $5,036,026)		5,036,476
Unaffiliated Fund — 0.7%
BlackRock Liquidity Funds FedFund Portfolio (cost $549,413)	549,413	549,413

Total Short-Term Investments (cost $5,585,439)		5,585,889

TOTAL INVESTMENTS—105.5% (cost $64,538,654)		83,773,719

Liabilities in excess of other assets — (5.5)%		(4,355,685)

Net Assets — 100.0%		$ 79,418,034

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,547,307; cash collateral of $4,571,786 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:
Affiliated Mutual Funds (5.8% represents investments purchased with collateral from securities on loan)	6.3%
Capital Markets	6.0
Textiles, Apparel & Luxury Goods	5.7
Health Care Equipment & Supplies	5.4
Beverages	4.9
Banks	4.7
Pharmaceuticals	4.7
Software	4.4
IT Services	4.3
Semiconductors & Semiconductor Equipment	4.0
Aerospace & Defense	3.9
Internet & Direct Marketing Retail	3.8
Interactive Media & Services	3.5
Electronic Equipment, Instruments & Components	3.4
Personal Products	3.4
Trading Companies & Distributors	3.0
Insurance	2.9
Oil, Gas & Consumable Fuels	2.7
Professional Services	2.4
Life Sciences Tools & Services	2.2
Hotels, Restaurants & Leisure	2.1
Chemicals	2.0
Building Products	2.0
Automobiles	2.0
Entertainment	1.6
Machinery	1.4
Household Durables	1.1%
Electrical Equipment	0.9
Road & Rail	0.9
Biotechnology	0.8
Construction & Engineering	0.8
Food & Staples Retailing	0.8
Auto Components	0.7
Unaffiliated Fund	0.7
Metals & Mining	0.7
Household Products	0.7
Wireless Telecommunication Services	0.6
Electric Utilities	0.5
Commercial Services & Supplies	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Energy Equipment & Services	0.5
Food Products	0.5
Specialty Retail	0.4
Multiline Retail	0.3
Construction Materials	0.3
Industrial Conglomerates	0.3
Containers & Packaging	0.3
105.5
Liabilities in excess of other assets	(5.5)
100.0%
A127

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks
Aerospace & Defense — 1.7%
Curtiss-Wright Corp.	9,727	$ 1,102,458
HEICO Corp. (Class A Stock)	37,397	3,143,592
		4,246,050
Auto Components — 1.1%
Aptiv PLC	36,619	2,910,844
Automobiles — 0.4%
Tesla, Inc.*(a)	3,269	914,862
Banks — 1.6%
East West Bancorp, Inc.	45,569	2,185,945
First Republic Bank	19,600	1,969,016
		4,154,961
Biotechnology — 5.3%
Agios Pharmaceuticals, Inc.*(a)	19,078	1,286,620
Alnylam Pharmaceuticals, Inc.*	11,391	1,064,489
BioMarin Pharmaceutical, Inc.*	14,932	1,326,410
Exact Sciences Corp.*(a)	31,900	2,763,178
Exelixis, Inc.*	99,900	2,377,620
Intercept Pharmaceuticals, Inc.*(a)	3,668	410,302
Moderna, Inc.*(a)	37,757	768,355
Sage Therapeutics, Inc.*	9,646	1,534,196
Spark Therapeutics, Inc.*	3,353	381,840
Vertex Pharmaceuticals, Inc.*	7,986	1,469,025
		13,382,035
Building Products — 2.1%
Fortune Brands Home & Security, Inc.	33,980	1,617,788
Lennox International, Inc.	13,800	3,648,720
		5,266,508
Capital Markets — 4.1%
MSCI, Inc.	9,382	1,865,517
Nasdaq, Inc.(a)	25,320	2,215,247
S&P Global, Inc.	19,643	4,135,833
TD Ameritrade Holding Corp.	41,596	2,079,384
		10,295,981
Commercial Services & Supplies — 3.8%
Copart, Inc.*	55,719	3,376,014
Waste Connections, Inc.	70,961	6,286,435
		9,662,449
Communications Equipment — 1.4%
Arista Networks, Inc.*	11,151	3,506,544
Construction Materials — 1.5%
Vulcan Materials Co.	31,126	3,685,318
Containers & Packaging — 2.5%
Avery Dennison Corp.	32,097	3,626,961
Ball Corp.	45,500	2,632,630
		6,259,591
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.*	19,721	2,506,736
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 0.8%
AMETEK, Inc.	25,474	$ 2,113,578
Electronic Equipment, Instruments & Components — 4.1%
Amphenol Corp. (Class A Stock)	40,139	3,790,727
Corning, Inc.	62,178	2,058,092
Keysight Technologies, Inc.*	19,354	1,687,669
Zebra Technologies Corp. (Class A Stock)*	14,170	2,969,040
		10,505,528
Entertainment — 2.2%
Spotify Technology SA*	16,743	2,323,928
Take-Two Interactive Software, Inc.*	34,402	3,246,517
		5,570,445
Health Care Equipment & Supplies — 3.7%
DexCom, Inc.*	18,200	2,167,620
Edwards Lifesciences Corp.*	14,042	2,686,656
Insulet Corp.*(a)	19,417	1,846,363
ResMed, Inc.	24,860	2,584,694
		9,285,333
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.*(a)	35,900	1,052,229
Centene Corp.*	42,826	2,274,061
WellCare Health Plans, Inc.*	11,532	3,110,757
		6,437,047
Health Care Technology — 2.0%
Teladoc Health, Inc.*(a)	37,960	2,110,576
Veeva Systems, Inc. (Class A Stock)*	23,041	2,922,981
		5,033,557
Hotels, Restaurants & Leisure — 2.3%
Hilton Worldwide Holdings, Inc.	31,896	2,650,877
Red Rock Resorts, Inc. (Class A Stock)	62,604	1,618,313
Vail Resorts, Inc.	7,400	1,608,020
		5,877,210
Insurance — 1.0%
Progressive Corp. (The)	35,600	2,566,404
Internet & Direct Marketing Retail — 0.7%
Wayfair, Inc. (Class A Stock)*(a)	12,743	1,891,698
IT Services — 10.3%
Booz Allen Hamilton Holding Corp.	55,517	3,227,758
Fiserv, Inc.*(a)	53,602	4,731,985
Gartner, Inc.*	12,883	1,954,093
Global Payments, Inc.	41,376	5,648,652
GoDaddy, Inc. (Class A Stock)*	41,036	3,085,497
Okta, Inc.*	17,638	1,459,192
Shopify, Inc. (Canada) (Class A Stock) *(a)	7,927	1,637,877
Square, Inc. (Class A Stock)*(a)	29,045	2,176,051
Worldpay, Inc. (Class A Stock)*	20,431	2,318,918
		26,240,023
A128

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	6,300	$ 1,957,347
Machinery — 3.8%
Fortive Corp.	24,543	2,058,912
Nordson Corp.	14,786	1,959,441
Oshkosh Corp.	17,132	1,287,127
Parker-Hannifin Corp.	13,759	2,361,320
Stanley Black & Decker, Inc.	14,924	2,032,201
		9,699,001
Media — 0.6%
New York Times Co. (The) (Class A Stock)(a)	47,813	1,570,657
Oil, Gas & Consumable Fuels — 1.0%
Concho Resources, Inc.	23,483	2,605,674
Pharmaceuticals — 2.3%
Catalent, Inc.*	43,855	1,780,075
Elanco Animal Health, Inc.*	40,557	1,300,663
Jazz Pharmaceuticals PLC*	19,293	2,757,934
		5,838,672
Professional Services — 1.3%
Verisk Analytics, Inc.	25,411	3,379,663
Real Estate Management & Development — 1.1%
CBRE Group, Inc. (Class A Stock)*	57,143	2,825,721
Road & Rail — 1.2%
Lyft, Inc. (Class A Stock)*	11,210	877,631
Old Dominion Freight Line, Inc.	15,497	2,237,612
		3,115,243
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc.*(a)	120,233	3,068,346
Lam Research Corp.	18,183	3,254,939
Marvell Technology Group Ltd.	102,644	2,041,589
Microchip Technology, Inc.(a)	26,350	2,185,996
Xilinx, Inc.	37,799	4,792,535
		15,343,405
Software — 13.1%
Autodesk, Inc.*	24,383	3,799,359
DocuSign, Inc.*	21,892	1,134,881
Fair Isaac Corp.*	8,043	2,184,720
Intuit, Inc.	10,132	2,648,606
Palo Alto Networks, Inc.*	17,182	4,173,164
Paycom Software, Inc.*(a)	14,849	2,808,392
Proofpoint, Inc.*	20,654	2,508,015
Red Hat, Inc.*	14,501	2,649,333
ServiceNow, Inc.*	24,837	6,122,072
Splunk, Inc.*	25,334	3,156,617
Synopsys, Inc.*	19,229	2,214,219
		33,399,378
	Shares	Value
Common Stocks (continued)
Specialty Retail — 8.1%
American Eagle Outfitters, Inc.	44,079	$ 977,231
National Vision Holdings, Inc.*	37,846	1,189,500
O’Reilly Automotive, Inc.*	16,091	6,248,135
Ross Stores, Inc.	69,947	6,512,066
Tractor Supply Co.	40,973	4,005,521
Ulta Beauty, Inc.*	4,833	1,685,412
		20,617,865
Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.*	21,476	3,519,272
Trading Companies & Distributors — 0.9%
W.W. Grainger, Inc.	7,333	2,206,720

Total Long-Term Investments (cost $197,790,026)		248,391,320
Short-Term Investments — 14.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,592,305	6,592,305
PGIM Institutional Money Market Fund (cost $29,161,133; includes $29,098,820 of cash collateral for securities on loan)(b)(w)	29,152,606	29,158,436

Total Short-Term Investments (cost $35,753,438)		35,750,741

TOTAL INVESTMENTS—111.8% (cost $233,543,464)		284,142,061

Liabilities in excess of other assets — (11.8)%		(30,070,154)

Net Assets — 100.0%		$ 254,071,907

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,855,610; cash collateral of $29,098,820 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A129

SP SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Common Stocks — 96.0%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc.*	15,365	$ 545,918
Curtiss-Wright Corp.	8,288	939,362
Mercury Systems, Inc.*	3,856	247,093
Moog, Inc. (Class A Stock)	7,759	674,645
		2,407,018
Air Freight & Logistics — 0.7%
Air Transport Services Group, Inc.*	34,092	785,821
Atlas Air Worldwide Holdings, Inc.*	10,116	511,465
Echo Global Logistics, Inc.*	4,521	112,030
		1,409,316
Airlines — 1.0%
SkyWest, Inc.	25,864	1,404,156
Spirit Airlines, Inc.*	11,716	619,308
		2,023,464
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.*	46,043	658,875
Standard Motor Products, Inc.	4,249	208,626
		867,501
Banks — 16.2%
Amalgamated Bank (Class A Stock)(a)	22,629	354,144
Ameris Bancorp	13,653	468,981
BancorpSouth Bank	27,171	766,766
Banner Corp.	30,155	1,633,496
Boston Private Financial Holdings, Inc.	39,903	437,337
Brookline Bancorp, Inc.	43,002	619,229
Bryn Mawr Bank Corp.	11,707	422,974
CenterState Bank Corp.	48,470	1,154,071
Chemical Financial Corp.	25,862	1,064,480
Columbia Banking System, Inc.	42,886	1,401,943
Community Bank System, Inc.	22,194	1,326,535
ConnectOne Bancorp, Inc.	30,093	592,832
CVB Financial Corp.	74,250	1,562,963
FB Financial Corp.	14,283	453,628
First Financial Bankshares, Inc.(a)	20,451	1,181,659
First Merchants Corp.	32,173	1,185,575
First Midwest Bancorp, Inc.	40,274	824,006
First of Long Island Corp. (The)	14,352	314,739
Flushing Financial Corp.	22,481	493,008
Glacier Bancorp, Inc.(a)	38,965	1,561,328
Great Western Bancorp, Inc.	42,854	1,353,758
Heritage Financial Corp.	20,627	621,698
Home BancShares, Inc.	35,582	625,176
Independent Bank Corp.(a)	19,819	1,605,537
Independent Bank Group, Inc.	22,349	1,146,280
Lakeland Financial Corp.	21,270	961,829
LegacyTexas Financial Group, Inc.	41,606	1,555,648
National Commerce Corp.*	11,058	433,584
Old Line Bancshares, Inc.	9,143	227,935
Pacific Premier Bancorp, Inc.	10,541	279,653
Pinnacle Financial Partners, Inc.	18,217	996,470
Renasant Corp.	35,846	1,213,387
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Sandy Spring Bancorp, Inc.	14,099	$ 441,017
South State Corp.	14,829	1,013,414
Texas Capital Bancshares, Inc.*	5,060	276,225
Towne Bank	22,327	552,593
TriCo Bancshares	14,710	577,956
Union Bankshares Corp.	23,143	748,213
United Community Banks, Inc.	8,096	201,833
		32,651,900
Beverages — 0.2%
MGP Ingredients, Inc.(a)	5,662	436,823
Biotechnology — 0.1%
Emergent BioSolutions, Inc.*	5,159	260,633
Building Products — 0.3%
Armstrong World Industries, Inc.	7,472	593,426
Capital Markets — 1.6%
BrightSphere Investment Group PLC	34,531	468,240
Houlihan Lokey, Inc.	17,422	798,799
PJT Partners, Inc. (Class A Stock)	4,754	198,717
Stifel Financial Corp.	27,438	1,447,629
Virtu Financial, Inc. (Class A Stock)(a)	15,757	374,229
		3,287,614
Chemicals — 1.5%
Ferro Corp.*	1,012	19,157
HB Fuller Co.	11,030	536,499
Ingevity Corp.*	10,806	1,141,222
Quaker Chemical Corp.	4,113	823,957
Sensient Technologies Corp.	4,908	332,714
Tronox Ltd.	9,619	126,490
		2,980,039
Commercial Services & Supplies — 1.3%
ABM Industries, Inc.	19,689	715,695
Advanced Disposal Services, Inc.*	27,777	777,756
Brady Corp. (Class A Stock)	18,761	870,698
Mobile Mini, Inc.	9,978	338,654
		2,702,803
Communications Equipment — 2.5%
Ciena Corp.*	37,170	1,387,928
NetScout Systems, Inc.*	48,199	1,352,946
Plantronics, Inc.	9,875	455,336
Viavi Solutions, Inc.*	147,952	1,831,646
		5,027,856
Construction & Engineering — 1.3%
EMCOR Group, Inc.	12,908	943,316
Granite Construction, Inc.	11,279	486,689
KBR, Inc.	64,732	1,235,734
		2,665,739
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.*	30,841	1,428,555
Chegg, Inc.*	18,839	718,143
		2,146,698
A130

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 4.7%
ALLETE, Inc.	29,460	$ 2,422,496
El Paso Electric Co.	25,833	1,519,497
IDACORP, Inc.	19,423	1,933,365
PNM Resources, Inc.	32,947	1,559,711
Portland General Electric Co.	40,525	2,100,816
		9,535,885
Electronic Equipment, Instruments & Components — 2.0%
CTS Corp.	28,315	831,611
II-VI, Inc.*	15,399	573,459
Knowles Corp.*	31,706	558,977
Rogers Corp.*	4,422	702,567
SYNNEX Corp.	13,161	1,255,428
		3,922,042
Energy Equipment & Services — 1.5%
Apergy Corp.*	42,089	1,728,174
Cactus, Inc. (Class A Stock)*	30,488	1,085,373
NCS Multistage Holdings, Inc.*	17,964	93,054
		2,906,601
Entertainment — 0.7%
Live Nation Entertainment, Inc.*	22,472	1,427,871
Equity Real Estate Investment Trusts (REITs) — 10.1%
Acadia Realty Trust	73,772	2,011,762
Chatham Lodging Trust	21,960	422,510
Chesapeake Lodging Trust	81,556	2,268,072
Columbia Property Trust, Inc.	68,521	1,542,408
CyrusOne, Inc.	32,295	1,693,550
Healthcare Realty Trust, Inc.	71,421	2,293,328
Hudson Pacific Properties, Inc.	31,736	1,092,353
Life Storage, Inc.	10,636	1,034,564
National Health Investors, Inc.	24,655	1,936,650
Pebblebrook Hotel Trust(a)	68,972	2,142,270
Preferred Apartment Communities, Inc. (Class A Stock)	28,453	421,674
PS Business Parks, Inc.	12,588	1,974,176
RLJ Lodging Trust	89,738	1,576,697
STAG Industrial, Inc.	10	297
		20,410,311
Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings, Inc.*	25,356	694,754
Performance Food Group Co.*	17,445	691,520
		1,386,274
Food Products — 1.8%
Darling Ingredients, Inc.*	53,307	1,154,097
Hostess Brands, Inc.*(a)	14,661	183,262
Nomad Foods Ltd. (United Kingdom)*	32,604	666,752
Sanderson Farms, Inc.(a)	2,576	339,620
Simply Good Foods Co. (The)*	58,268	1,199,738
		3,543,469
	Shares	Value
Common Stocks (continued)
Gas Utilities — 1.6%
Chesapeake Utilities Corp.	17,361	$ 1,583,497
New Jersey Resources Corp.	32,496	1,617,976
		3,201,473
Health Care Equipment & Supplies — 1.8%
Avanos Medical, Inc.*	26,871	1,146,854
CONMED Corp.	15,444	1,284,632
Orthofix Medical, Inc.*	10,809	609,736
Wright Medical Group NV*	19,792	622,458
		3,663,680
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.*(a)	13,786	404,068
AMN Healthcare Services, Inc.*	8,800	414,392
		818,460
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*	117,311	1,119,147
HMS Holdings Corp.*	12,442	368,408
		1,487,555
Hotels, Restaurants & Leisure — 1.6%
Belmond Ltd. (United Kingdom) (Class A Stock)*	3,817	95,158
Boyd Gaming Corp.	13,575	371,412
Dine Brands Global, Inc.	8,349	762,180
Eldorado Resorts, Inc.*(a)	26,395	1,232,383
Jack in the Box, Inc.	4,754	385,359
Wendy’s Co. (The)	23,101	413,277
		3,259,769
Household Durables — 1.6%
Helen of Troy Ltd.*	5,126	594,411
KB Home	31,686	765,851
Meritage Homes Corp.*	23,210	1,037,719
TopBuild Corp.*	12,975	841,039
		3,239,020
Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	12,752	296,484
Insurance — 5.0%
AMERISAFE, Inc.	9,701	576,239
CNO Financial Group, Inc.	60,137	973,017
Enstar Group Ltd. (Bermuda)*	4,466	777,084
James River Group Holdings Ltd.	23,887	957,391
Kemper Corp.	14,656	1,115,908
Kinsale Capital Group, Inc.	18,921	1,297,413
Primerica, Inc.	8,732	1,066,614
ProAssurance Corp.	17,092	591,554
RLI Corp.(a)	14,339	1,028,823
Selective Insurance Group, Inc.	27,839	1,761,652
		10,145,695
Interactive Media & Services — 0.5%
Cars.com, Inc.*(a)	39,051	890,363

A131

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 0.5%
Liberty Expedia Holdings, Inc. (Class A Stock)*	20,865	$ 893,022
IT Services — 1.4%
CACI International, Inc. (Class A Stock)*	11,221	2,042,446
LiveRamp Holdings, Inc.*	13,065	712,957
		2,755,403
Life Sciences Tools & Services — 0.9%
Cambrex Corp.*(a)	11,709	454,895
Syneos Health, Inc.*	26,663	1,380,077
		1,834,972
Machinery — 3.7%
Alamo Group, Inc.	3,541	353,888
CIRCOR International, Inc.*	16,220	528,772
Federal Signal Corp.	37,124	964,853
ITT, Inc.	15,643	907,294
Navistar International Corp.*	12,040	388,892
RBC Bearings, Inc.*	5,314	675,781
Rexnord Corp.*	60,751	1,527,280
TriMas Corp.*	39,235	1,186,074
Watts Water Technologies, Inc. (Class A Stock)	11,381	919,812
		7,452,646
Media — 1.8%
Gray Television, Inc.*	41,735	891,459
Liberty Latin America Ltd. (Chile) (Class C Stock)*	44,434	864,241
MSG Networks, Inc. (Class A Stock)*	22,992	500,076
Nexstar Media Group, Inc. (Class A Stock)	7,618	825,563
TEGNA, Inc.	35,838	505,316
		3,586,655
Metals & Mining — 1.8%
Allegheny Technologies, Inc.*(a)	60,315	1,542,254
Carpenter Technology Corp.	7,691	352,632
Cleveland-Cliffs, Inc.(a)	63,937	638,731
Commercial Metals Co.	9,022	154,096
Constellium NV (Class A Stock)*	54,171	432,285
Royal Gold, Inc.	6,136	557,946
		3,677,944
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Granite Point Mortgage Trust, Inc.	21,716	403,266
MFA Financial, Inc.	141,223	1,026,691
PennyMac Mortgage Investment Trust	38,315	793,504
Redwood Trust, Inc.	45,085	728,123
Two Harbors Investment Corp.	73,438	993,616
		3,945,200
Oil, Gas & Consumable Fuels — 4.3%
Callon Petroleum Co.*(a)	148,047	1,117,755
Centennial Resource Development, Inc. (Class A Stock)*(a)	34,130	300,003
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Delek US Holdings, Inc.	8,482	$ 308,914
Falcon Minerals Corp.*	61,038	539,576
Golar LNG Ltd. (Bermuda)	57,824	1,219,508
Matador Resources Co.*	26,123	504,958
PBF Energy, Inc. (Class A Stock)	8,849	275,558
PDC Energy, Inc.*	15,420	627,286
SM Energy Co.	30,666	536,348
Viper Energy Partners LP	52,321	1,734,964
WPX Energy, Inc.*	117,100	1,535,181
		8,700,051
Personal Products — 0.2%
Edgewell Personal Care Co.*	9,194	403,525
Pharmaceuticals — 0.6%
Mallinckrodt PLC*(a)	27,123	589,654
Prestige Consumer Healthcare, Inc.*	23,180	693,314
		1,282,968
Professional Services — 0.5%
ASGN, Inc.*	14,785	938,700
Real Estate Management & Development — 0.6%
Kennedy-Wilson Holdings, Inc.	55,703	1,191,487
Road & Rail — 0.3%
Saia, Inc.*	10,833	661,896
Semiconductors & Semiconductor Equipment — 3.1%
Cree, Inc.*(a)	31,417	1,797,681
Entegris, Inc.(a)	36,582	1,305,611
Lattice Semiconductor Corp.*	53,244	635,201
MKS Instruments, Inc.	6,176	574,677
Semtech Corp.*	15,988	813,949
Silicon Laboratories, Inc.*	8,170	660,626
Synaptics, Inc.*	12,197	484,831
		6,272,576
Software — 2.2%
Avaya Holdings Corp.*	22,499	378,658
CommVault Systems, Inc.*	21,685	1,403,887
Cornerstone OnDemand, Inc.*	20,444	1,119,922
Verint Systems, Inc.*	26,087	1,561,568
		4,464,035
Specialty Retail — 2.7%
Aaron’s, Inc.	23,222	1,221,477
Abercrombie & Fitch Co. (Class A Stock)	11,844	324,644
American Eagle Outfitters, Inc.	31,826	705,582
Asbury Automotive Group, Inc.*	9,886	685,693
Bed Bath & Beyond, Inc.(a)	3,127	53,128
Burlington Stores, Inc.*(a)	7,522	1,178,547
DSW, Inc. (Class A Stock)	17,616	391,428
Guess?, Inc.	10,950	214,620
Sally Beauty Holdings, Inc.*(a)	27,652	509,073
Shoe Carnival, Inc.(a)	5,820	198,055
		5,482,247

A132

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	6,837	$ 712,278
G-III Apparel Group Ltd.*	11,131	444,795
Wolverine World Wide, Inc.	9,585	342,472
		1,499,545
Thrifts & Mortgage Finance — 2.5%
MGIC Investment Corp.*	145,142	1,914,423
OceanFirst Financial Corp.	44,728	1,076,156
Provident Financial Services, Inc.	36,898	955,289
Washington Federal, Inc.	37,564	1,085,224
		5,031,092
Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.*	33,520	1,078,003
Foundation Building Materials, Inc.*	31,772	312,636
H&E Equipment Services, Inc.	22,675	569,369
Kaman Corp.	13,943	814,829
Univar, Inc.*	36,797	815,422
		3,590,259

Total Common Stocks (cost $158,110,043)		193,260,005
Exchange-Traded Fund — 1.4%
iShares Russell 2000 Value ETF(a)	24,540	2,942,346
(cost $3,118,173)

Total Long-Term Investments (cost $161,228,216)		196,202,351
Short-Term Investments — 12.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,609,512	4,609,512
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $20,050,892; includes $19,997,763 of cash collateral for securities on loan)(b)(w)	20,052,236	$ 20,056,246

Total Short-Term Investments (cost $24,660,404)		24,665,758

TOTAL INVESTMENTS—109.7% (cost $185,888,620)		220,868,109

Liabilities in excess of other assets — (9.7)%		(19,479,429)

Net Assets — 100.0%		$ 201,388,680

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,215,264; cash collateral of $19,997,763 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A133

STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks — 97.0%
Aerospace & Defense — 2.5%
Arconic, Inc.	71,992	$ 1,375,767
Boeing Co. (The)	90,516	34,524,613
General Dynamics Corp.	47,800	8,091,584
Harris Corp.	20,500	3,274,055
Huntington Ingalls Industries, Inc.	7,800	1,616,160
L3 Technologies, Inc.	13,600	2,806,632
Lockheed Martin Corp.	42,498	12,756,200
Northrop Grumman Corp.	29,826	8,041,089
Raytheon Co.	49,018	8,925,197
Textron, Inc.	43,450	2,201,177
TransDigm Group, Inc.*	8,400	3,813,516
United Technologies Corp.	140,467	18,104,792
		105,530,782
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.(a)	24,100	2,096,459
Expeditors International of Washington, Inc.	30,100	2,284,590
FedEx Corp.	41,640	7,553,912
United Parcel Service, Inc. (Class B Stock)	119,300	13,330,582
		25,265,543
Airlines — 0.4%
Alaska Air Group, Inc.(a)	21,200	1,189,744
American Airlines Group, Inc.	71,600	2,274,016
Delta Air Lines, Inc.	108,100	5,583,365
Southwest Airlines Co.	88,237	4,580,383
United Continental Holdings, Inc.*	39,800	3,175,244
		16,802,752
Auto Components — 0.1%
Aptiv PLC	45,400	3,608,846
BorgWarner, Inc.	35,500	1,363,555
		4,972,401
Automobiles — 0.4%
Ford Motor Co.	666,159	5,848,876
General Motors Co.	225,200	8,354,920
Harley-Davidson, Inc.(a)	28,400	1,012,744
		15,216,540
Banks — 5.3%
Bank of America Corp.	1,566,082	43,208,202
BB&T Corp.	132,300	6,155,919
Citigroup, Inc.	413,322	25,716,895
Citizens Financial Group, Inc.	82,000	2,665,000
Comerica, Inc.	28,150	2,063,958
Fifth Third Bancorp	133,449	3,365,584
First Republic Bank	27,700	2,782,742
Huntington Bancshares, Inc.	183,075	2,321,391
JPMorgan Chase & Co.	570,595	57,761,332
KeyCorp	179,800	2,831,850
M&T Bank Corp.	24,700	3,878,394
People’s United Financial, Inc.	63,300	1,040,652
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	79,293	$ 9,726,079
Regions Financial Corp.	182,012	2,575,470
SunTrust Banks, Inc.	78,000	4,621,500
SVB Financial Group*	9,300	2,067,948
U.S. Bancorp	260,581	12,557,399
Wells Fargo & Co.	716,076	34,600,792
Zions Bancorp NA	33,400	1,516,694
		221,457,801
Beverages — 1.7%
Brown-Forman Corp. (Class B Stock)	29,825	1,574,163
Coca-Cola Co. (The)	664,750	31,150,185
Constellation Brands, Inc. (Class A Stock)	28,500	4,996,905
Molson Coors Brewing Co. (Class B Stock)	32,300	1,926,695
Monster Beverage Corp.*	68,300	3,727,814
PepsiCo, Inc.	243,494	29,840,190
		73,215,952
Biotechnology — 2.3%
AbbVie, Inc.	258,400	20,824,456
Alexion Pharmaceuticals, Inc.*	38,700	5,231,466
Amgen, Inc.	109,404	20,784,572
Biogen, Inc.*	34,675	8,196,476
Celgene Corp.*	120,100	11,330,234
Gilead Sciences, Inc.	221,900	14,425,719
Incyte Corp.*	30,500	2,623,305
Regeneron Pharmaceuticals, Inc.*	13,630	5,596,751
Vertex Pharmaceuticals, Inc.*	43,900	8,075,405
		97,088,384
Building Products — 0.3%
A.O. Smith Corp.	24,800	1,322,336
Allegion PLC	16,533	1,499,709
Fortune Brands Home & Security, Inc.	25,100	1,195,011
Johnson Controls International PLC	158,915	5,870,320
Masco Corp.	52,530	2,064,954
		11,952,330
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	9,530	1,020,758
Ameriprise Financial, Inc.	24,650	3,157,665
Bank of New York Mellon Corp. (The)	156,049	7,869,551
BlackRock, Inc.	20,940	8,949,128
Cboe Global Markets, Inc.	19,300	1,841,992
Charles Schwab Corp. (The)	206,200	8,817,112
CME Group, Inc.	61,360	10,098,629
E*TRADE Financial Corp.	45,510	2,113,029
Franklin Resources, Inc.(a)	53,600	1,776,304
Goldman Sachs Group, Inc. (The)	59,420	11,408,046
Intercontinental Exchange, Inc.	97,990	7,460,958
Invesco Ltd.	70,800	1,367,148
Moody’s Corp.	28,420	5,146,578
Morgan Stanley	225,810	9,529,182
MSCI, Inc.	15,100	3,002,484
A134

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	20,100	$ 1,758,549
Northern Trust Corp.	38,400	3,471,744
Raymond James Financial, Inc.	22,600	1,817,266
S&P Global, Inc.	43,280	9,112,604
State Street Corp.	65,575	4,315,491
T. Rowe Price Group, Inc.	41,700	4,175,004
		108,209,222
Chemicals — 1.9%
Air Products & Chemicals, Inc.	37,800	7,218,288
Albemarle Corp.(a)	19,200	1,574,016
Celanese Corp.	23,400	2,307,474
CF Industries Holdings, Inc.	39,800	1,627,024
DowDuPont, Inc.	393,368	20,970,448
Eastman Chemical Co.	24,400	1,851,472
Ecolab, Inc.	43,600	7,697,144
FMC Corp.	23,150	1,778,383
International Flavors & Fragrances, Inc.(a)	17,340	2,233,219
Linde PLC (United Kingdom)	94,600	16,642,978
LyondellBasell Industries NV (Class A Stock)	54,900	4,615,992
Mosaic Co. (The)	60,800	1,660,448
PPG Industries, Inc.	41,600	4,695,392
Sherwin-Williams Co. (The)	14,200	6,116,082
		80,988,360
Commercial Services & Supplies — 0.4%
Cintas Corp.	15,100	3,051,861
Copart, Inc.*(a)	35,100	2,126,709
Republic Services, Inc.	38,035	3,057,253
Rollins, Inc.(a)	24,150	1,005,123
Waste Management, Inc.	67,630	7,027,434
		16,268,380
Communications Equipment — 1.2%
Arista Networks, Inc.*	9,200	2,893,032
Cisco Systems, Inc.	770,375	41,592,546
F5 Networks, Inc.*	10,600	1,663,458
Juniper Networks, Inc.	59,700	1,580,259
Motorola Solutions, Inc.	28,227	3,963,636
		51,692,931
Construction & Engineering — 0.1%
Fluor Corp.	23,700	872,160
Jacobs Engineering Group, Inc.	20,900	1,571,471
Quanta Services, Inc.	26,200	988,788
		3,432,419
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	2,172,744
Vulcan Materials Co.	22,700	2,687,680
		4,860,424
Consumer Finance — 0.7%
American Express Co.	120,400	13,159,720
Capital One Financial Corp.	82,069	6,704,216
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Discover Financial Services	58,805	$ 4,184,564
Synchrony Financial	115,830	3,694,977
		27,743,477
Containers & Packaging — 0.3%
Avery Dennison Corp.	14,900	1,683,700
Ball Corp.	59,100	3,419,526
International Paper Co.	70,167	3,246,627
Packaging Corp. of America	16,700	1,659,646
Sealed Air Corp.	28,620	1,318,237
Westrock Co.	43,561	1,670,565
		12,998,301
Distributors — 0.1%
Genuine Parts Co.	25,325	2,837,160
LKQ Corp.*	55,100	1,563,738
		4,400,898
Diversified Consumer Services — 0.0%
H&R Block, Inc.(a)	35,900	859,446
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	336,360	67,571,360
Jefferies Financial Group, Inc.	50,600	950,774
		68,522,134
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,262,471	39,591,090
CenturyLink, Inc.(a)	163,843	1,964,478
Verizon Communications, Inc.	715,038	42,280,197
		83,835,765
Electric Utilities — 1.9%
Alliant Energy Corp.	40,900	1,927,617
American Electric Power Co., Inc.	84,740	7,096,975
Duke Energy Corp.	125,048	11,254,320
Edison International	56,300	3,486,096
Entergy Corp.	31,500	3,012,345
Evergy, Inc.	45,000	2,612,250
Eversource Energy	54,500	3,866,775
Exelon Corp.	165,573	8,300,174
FirstEnergy Corp.	84,180	3,502,730
NextEra Energy, Inc.	81,975	15,847,407
Pinnacle West Capital Corp.	19,600	1,873,368
PPL Corp.	124,500	3,951,630
Southern Co. (The)	179,300	9,266,224
Xcel Energy, Inc.	88,695	4,985,546
		80,983,457
Electrical Equipment — 0.5%
AMETEK, Inc.	40,200	3,335,394
Eaton Corp. PLC	74,961	6,038,858
Emerson Electric Co.	107,800	7,381,066
Rockwell Automation, Inc.	20,820	3,653,077
		20,408,395

A135

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	51,800	$ 4,891,992
Corning, Inc.	137,200	4,541,320
FLIR Systems, Inc.	24,100	1,146,678
IPG Photonics Corp.*	6,200	941,036
Keysight Technologies, Inc.*	32,700	2,851,440
TE Connectivity Ltd.	59,300	4,788,475
TE Connectivity Ltd.(a)	—	—
		19,160,941
Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	87,548	2,426,830
Halliburton Co.	150,200	4,400,860
Helmerich & Payne, Inc.(a)	18,900	1,050,084
National Oilwell Varco, Inc.	66,200	1,763,568
Schlumberger Ltd.	237,498	10,347,788
TechnipFMC PLC (United Kingdom)	74,200	1,745,184
		21,734,314
Entertainment — 1.8%
Activision Blizzard, Inc.(a)	131,700	5,996,301
Electronic Arts, Inc.*	52,200	5,305,086
Netflix, Inc.*	74,990	26,738,435
Take-Two Interactive Software, Inc.*	19,500	1,840,215
Viacom, Inc. (Class B Stock)	60,543	1,699,442
Walt Disney Co. (The)	313,672	34,827,002
		76,406,481
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	18,800	2,680,128
American Tower Corp.	76,500	15,075,090
Apartment Investment & Management Co. (Class A Stock)	27,387	1,377,292
AvalonBay Communities, Inc.	23,718	4,760,914
Boston Properties, Inc.	26,500	3,547,820
Crown Castle International Corp.	71,300	9,126,400
Digital Realty Trust, Inc.(a)	35,400	4,212,600
Duke Realty Corp.	62,200	1,902,076
Equinix, Inc.	13,955	6,323,848
Equity Residential	63,200	4,760,224
Essex Property Trust, Inc.	11,370	3,288,659
Extra Space Storage, Inc.(a)	22,000	2,242,020
Federal Realty Investment Trust(a)	12,800	1,764,480
HCP, Inc.	81,400	2,547,820
Host Hotels & Resorts, Inc.	127,426	2,408,351
Iron Mountain, Inc.(a)	49,230	1,745,696
Kimco Realty Corp.(a)	71,800	1,328,300
Macerich Co. (The)(a)	18,400	797,640
Mid-America Apartment Communities, Inc.	19,500	2,131,935
Prologis, Inc.	108,128	7,779,810
Public Storage	25,950	5,651,391
Realty Income Corp.	49,400	3,633,864
Regency Centers Corp.	29,700	2,004,453
SBA Communications Corp.*	19,830	3,959,258
Simon Property Group, Inc.(a)	53,061	9,668,245
SL Green Realty Corp.	15,400	1,384,768
UDR, Inc.	47,000	2,136,620
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Ventas, Inc.	60,704	$ 3,873,522
Vornado Realty Trust	30,257	2,040,532
Welltower, Inc.(a)	64,800	5,028,480
Weyerhaeuser Co.	128,930	3,396,016
		122,578,252
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	75,622	18,311,111
Kroger Co. (The)	137,400	3,380,040
Sysco Corp.	82,500	5,507,700
Walgreens Boots Alliance, Inc.	137,900	8,724,933
Walmart, Inc.	244,200	23,816,826
		59,740,610
Food Products — 1.1%
Archer-Daniels-Midland Co.	96,838	4,176,623
Campbell Soup Co.(a)	33,200	1,265,916
Conagra Brands, Inc.	82,800	2,296,872
General Mills, Inc.	102,900	5,325,075
Hershey Co. (The)	24,400	2,801,852
Hormel Foods Corp.(a)	47,500	2,126,100
J.M. Smucker Co. (The)(a)	19,600	2,283,400
Kellogg Co.(a)	43,700	2,507,506
Kraft Heinz Co. (The)	107,137	3,498,023
Lamb Weston Holdings, Inc.	25,000	1,873,500
McCormick & Co., Inc.(a)	20,800	3,133,104
Mondelez International, Inc. (Class A Stock)	249,411	12,450,597
Tyson Foods, Inc. (Class A Stock)	50,500	3,506,215
		47,244,783
Gas Utilities — 0.0%
Atmos Energy Corp.	19,100	1,965,963
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	304,425	24,335,734
ABIOMED, Inc.*	7,900	2,256,161
Align Technology, Inc.*	12,600	3,582,558
Baxter International, Inc.	85,100	6,919,481
Becton, Dickinson & Co.	46,349	11,574,736
Boston Scientific Corp.*	237,399	9,111,374
Cooper Cos., Inc. (The)	8,630	2,555,947
Danaher Corp.	107,900	14,244,958
DENTSPLY SIRONA, Inc.	39,300	1,948,887
Edwards Lifesciences Corp.*	36,050	6,897,447
Hologic, Inc.*	47,400	2,294,160
IDEXX Laboratories, Inc.*	15,000	3,354,000
Intuitive Surgical, Inc.*	19,650	11,211,897
Medtronic PLC	232,428	21,169,542
ResMed, Inc.	24,800	2,578,456
Stryker Corp.	53,600	10,587,072
Teleflex, Inc.	7,900	2,387,064
Varian Medical Systems, Inc.*	15,800	2,239,176
Zimmer Biomet Holdings, Inc.	35,286	4,506,022
		143,754,672
Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	27,800	2,210,656

A136

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Anthem, Inc.	44,600	$ 12,799,308
Cardinal Health, Inc.	53,075	2,555,561
Centene Corp.*	70,900	3,764,790
Cigna Corp.	65,352	10,509,909
CVS Health Corp.	223,799	12,069,480
DaVita, Inc.*	22,500	1,221,525
HCA Healthcare, Inc.	46,400	6,049,632
Henry Schein, Inc.*	26,500	1,592,915
Humana, Inc.	23,670	6,296,220
Laboratory Corp. of America Holdings*	17,400	2,661,852
McKesson Corp.	34,107	3,992,565
Quest Diagnostics, Inc.	23,300	2,095,136
UnitedHealth Group, Inc.	166,300	41,119,338
Universal Health Services, Inc. (Class B Stock)(a)	15,100	2,019,927
WellCare Health Plans, Inc.*	8,600	2,319,850
		113,278,664
Health Care Technology — 0.1%
Cerner Corp.*	57,100	3,266,691
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	68,900	3,494,608
Chipotle Mexican Grill, Inc.*	4,320	3,068,539
Darden Restaurants, Inc.	21,550	2,617,679
Hilton Worldwide Holdings, Inc.	51,300	4,263,543
Marriott International, Inc. (Class A Stock)	48,923	6,119,778
McDonald’s Corp.	132,310	25,125,669
MGM Resorts International	86,500	2,219,590
Norwegian Cruise Line Holdings Ltd.*	37,500	2,061,000
Royal Caribbean Cruises Ltd.	29,800	3,415,676
Starbucks Corp.(a)	215,500	16,020,270
Wynn Resorts Ltd.	16,000	1,909,120
Yum! Brands, Inc.	54,300	5,419,683
		75,735,155
Household Durables — 0.3%
D.R. Horton, Inc.	59,600	2,466,248
Garmin Ltd.	20,600	1,778,810
Leggett & Platt, Inc.(a)	22,700	958,394
Lennar Corp. (Class A Stock)	49,900	2,449,591
Mohawk Industries, Inc.*	10,900	1,375,035
Newell Brands, Inc.(a)	76,949	1,180,398
PulteGroup, Inc.	45,185	1,263,372
Whirlpool Corp.	10,967	1,457,405
		12,929,253
Household Products — 1.6%
Church & Dwight Co., Inc.	42,300	3,013,029
Clorox Co. (The)	21,900	3,514,074
Colgate-Palmolive Co.	148,900	10,205,606
Kimberly-Clark Corp.	59,588	7,382,953
Procter & Gamble Co. (The)	432,876	45,040,748
		69,156,410
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	113,400	$ 2,050,272
NRG Energy, Inc.	50,700	2,153,736
		4,204,008
Industrial Conglomerates — 1.5%
3M Co.	99,870	20,750,989
General Electric Co.	1,504,347	15,028,426
Honeywell International, Inc.	127,000	20,182,840
Roper Technologies, Inc.	17,900	6,121,263
		62,083,518
Insurance — 2.1%
Aflac, Inc.	131,200	6,560,000
Allstate Corp. (The)	59,188	5,574,326
American International Group, Inc.	151,529	6,524,839
Aon PLC	41,525	7,088,318
Arthur J. Gallagher & Co.	31,400	2,452,340
Assurant, Inc.	9,100	863,681
Brighthouse Financial, Inc.*	20,272	735,671
Chubb Ltd.	79,230	11,098,538
Cincinnati Financial Corp.	26,128	2,244,395
Everest Re Group Ltd.	7,000	1,511,720
Hartford Financial Services Group, Inc. (The)	62,300	3,097,556
Lincoln National Corp.	36,863	2,163,858
Loews Corp.	47,126	2,258,749
Marsh & McLennan Cos., Inc.	86,900	8,159,910
MetLife, Inc.	170,200	7,245,414
Principal Financial Group, Inc.	45,700	2,293,683
Progressive Corp. (The)	100,300	7,230,627
Torchmark Corp.	18,375	1,505,831
Travelers Cos., Inc. (The)	45,898	6,295,370
Unum Group	37,456	1,267,136
Willis Towers Watson PLC	22,500	3,952,125
		90,124,087
Interactive Media & Services — 4.7%
Alphabet, Inc. (Class A Stock)*	51,849	61,020,570
Alphabet, Inc. (Class C Stock)*	53,210	62,431,825
Facebook, Inc. (Class A Stock)*	413,420	68,912,980
TripAdvisor, Inc.*(a)	18,200	936,390
Twitter, Inc.*(a)	125,000	4,110,000
		197,411,765
Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.*	71,330	127,020,897
Booking Holdings, Inc.*	7,970	13,906,933
eBay, Inc.	156,600	5,816,124
Expedia Group, Inc.(a)	20,800	2,475,200
		149,219,154
IT Services — 5.0%
Accenture PLC (Class A Stock)	109,800	19,326,996
Akamai Technologies, Inc.*	28,500	2,043,735
Alliance Data Systems Corp.	8,310	1,454,084
Automatic Data Processing, Inc.	75,160	12,006,058
Broadridge Financial Solutions, Inc.	20,500	2,125,645

A137

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	99,800	$ 7,230,510
DXC Technology Co.	48,350	3,109,389
Fidelity National Information Services, Inc.	56,500	6,390,150
Fiserv, Inc.*(a)	68,900	6,082,492
FleetCor Technologies, Inc.*	15,200	3,748,168
Gartner, Inc.*	15,700	2,381,376
Global Payments, Inc.	27,100	3,699,692
International Business Machines Corp.	155,725	21,972,797
Jack Henry & Associates, Inc.	12,600	1,748,124
Mastercard, Inc. (Class A Stock)	155,800	36,683,110
Paychex, Inc.	55,350	4,439,070
PayPal Holdings, Inc.*	201,400	20,913,376
Total System Services, Inc.	29,293	2,783,128
VeriSign, Inc.*	18,200	3,304,392
Visa, Inc. (Class A Stock)(a)	301,700	47,122,523
Western Union Co. (The)	77,404	1,429,652
		209,994,467
Leisure Products — 0.1%
Hasbro, Inc.	20,050	1,704,651
Mattel, Inc.*(a)	57,281	744,653
		2,449,304
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	54,782	4,403,377
Illumina, Inc.*	25,400	7,891,526
IQVIA Holdings, Inc.*	27,500	3,955,875
Mettler-Toledo International, Inc.*	4,320	3,123,360
PerkinElmer, Inc.	19,200	1,850,112
Thermo Fisher Scientific, Inc.	69,100	18,914,052
Waters Corp.*	13,300	3,347,743
		43,486,045
Machinery — 1.5%
Caterpillar, Inc.	101,200	13,711,588
Cummins, Inc.	25,500	4,025,685
Deere & Co.	55,150	8,815,176
Dover Corp.	25,600	2,401,280
Flowserve Corp.	22,500	1,015,650
Fortive Corp.	50,600	4,244,834
Illinois Tool Works, Inc.	52,475	7,531,737
Ingersoll-Rand PLC	42,200	4,555,490
PACCAR, Inc.	60,128	4,097,122
Parker-Hannifin Corp.	22,787	3,910,705
Pentair PLC	28,707	1,277,748
Snap-on, Inc.(a)	9,900	1,549,548
Stanley Black & Decker, Inc.	25,935	3,531,569
Wabtec Corp.(a)	21,212	1,563,749
Xylem, Inc.	31,200	2,466,048
		64,697,929
Media — 1.3%
CBS Corp. (Class B Stock)	58,968	2,802,749
Charter Communications, Inc. (Class A Stock)*(a)	30,280	10,504,435
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Comcast Corp. (Class A Stock)	778,692	$ 31,132,106
Discovery, Inc. (Class A Stock)*(a)	26,300	710,626
Discovery, Inc. (Class C Stock)*	61,400	1,560,788
DISH Network Corp. (Class A Stock)*	40,200	1,273,938
Fox Corp. (Class A Stock)*	60,467	2,219,731
Fox Corp. (Class B Stock)*	28,066	1,007,008
Interpublic Group of Cos., Inc. (The)	66,762	1,402,670
News Corp. (Class A Stock)	63,625	791,495
News Corp. (Class B Stock)	19,300	241,057
Omnicom Group, Inc.(a)	38,800	2,832,012
		56,478,615
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	248,512	3,203,320
Newmont Mining Corp.	90,803	3,248,023
Nucor Corp.	54,400	3,174,240
		9,625,583
Multiline Retail — 0.5%
Dollar General Corp.	45,400	5,416,220
Dollar Tree, Inc.*	40,647	4,269,561
Kohl’s Corp.	28,500	1,959,945
Macy’s, Inc.	53,620	1,288,488
Nordstrom, Inc.(a)	20,000	887,600
Target Corp.(a)	90,068	7,228,858
		21,050,672
Multi-Utilities — 1.1%
Ameren Corp.	42,300	3,111,165
CenterPoint Energy, Inc.	85,510	2,625,157
CMS Energy Corp.	48,800	2,710,352
Consolidated Edison, Inc.	53,600	4,545,816
Dominion Energy, Inc.	138,540	10,620,476
DTE Energy Co.	31,600	3,941,784
NiSource, Inc.	62,000	1,776,920
Public Service Enterprise Group, Inc.	86,800	5,156,788
Sempra Energy(a)	47,154	5,934,803
WEC Energy Group, Inc.	54,576	4,315,870
		44,739,131
Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	87,426	3,976,135
Apache Corp.(a)	64,550	2,237,303
Cabot Oil & Gas Corp.	78,000	2,035,800
Chevron Corp.	329,362	40,570,811
Cimarex Energy Co.	16,600	1,160,340
Concho Resources, Inc.	34,200	3,794,832
ConocoPhillips	197,529	13,183,085
Devon Energy Corp.	79,300	2,502,708
Diamondback Energy, Inc.	26,900	2,731,157
EOG Resources, Inc.	98,900	9,413,302
Exxon Mobil Corp.	733,204	59,242,883
Hess Corp.	44,075	2,654,637
HollyFrontier Corp.	28,300	1,394,341
Kinder Morgan, Inc.	337,343	6,750,233
Marathon Oil Corp.	142,994	2,389,430
Marathon Petroleum Corp.	118,687	7,103,417

A138

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Noble Energy, Inc.	82,700	$ 2,045,171
Occidental Petroleum Corp.	130,000	8,606,000
ONEOK, Inc.	70,740	4,940,482
Phillips 66	72,964	6,943,984
Pioneer Natural Resources Co.	29,400	4,477,032
Valero Energy Corp.	73,300	6,218,039
Williams Cos., Inc. (The)	208,300	5,982,376
		200,353,498
Personal Products — 0.2%
Coty, Inc. (Class A Stock)(a)	77,800	894,700
Estee Lauder Cos., Inc. (The) (Class A Stock)	38,100	6,307,455
		7,202,155
Pharmaceuticals — 4.7%
Allergan PLC	54,756	8,016,826
Bristol-Myers Squibb Co.	281,940	13,451,357
Eli Lilly & Co.(a)	155,400	20,164,704
Johnson & Johnson	461,596	64,526,505
Merck & Co., Inc.	446,703	37,152,289
Mylan NV*	89,200	2,527,928
Nektar Therapeutics*	28,500	957,600
Perrigo Co. PLC	21,800	1,049,888
Pfizer, Inc.	969,023	41,154,407
Zoetis, Inc.	82,400	8,295,208
		197,296,712
Professional Services — 0.3%
Equifax, Inc.(a)	21,000	2,488,500
IHS Markit Ltd.*	61,500	3,344,370
Nielsen Holdings PLC	60,500	1,432,035
Robert Half International, Inc.	21,600	1,407,456
Verisk Analytics, Inc.	28,100	3,737,300
		12,409,661
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	54,100	2,675,245
Road & Rail — 1.0%
CSX Corp.	137,672	10,300,619
J.B. Hunt Transport Services, Inc.	15,100	1,529,479
Kansas City Southern	17,500	2,029,650
Norfolk Southern Corp.	46,800	8,746,452
Union Pacific Corp.	126,400	21,134,080
		43,740,280
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*(a)	147,000	3,751,440
Analog Devices, Inc.	63,823	6,718,647
Applied Materials, Inc.	169,000	6,702,540
Broadcom, Inc.	69,960	21,037,672
Intel Corp.	783,300	42,063,210
KLA-Tencor Corp.	28,400	3,391,244
Lam Research Corp.	27,100	4,851,171
Maxim Integrated Products, Inc.	46,300	2,461,771
Microchip Technology, Inc.(a)	40,600	3,368,176
Micron Technology, Inc.*	192,700	7,964,291
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	104,650	$ 18,790,954
Qorvo, Inc.*	21,886	1,569,883
QUALCOMM, Inc.	207,850	11,853,685
Skyworks Solutions, Inc.	31,000	2,556,880
Texas Instruments, Inc.	164,600	17,459,122
Xilinx, Inc.	43,600	5,528,044
		160,068,730
Software — 6.2%
Adobe, Inc.*	84,575	22,538,392
ANSYS, Inc.*	14,500	2,649,295
Autodesk, Inc.*	37,770	5,885,321
Cadence Design Systems, Inc.*	49,000	3,111,990
Citrix Systems, Inc.	22,100	2,202,486
Fortinet, Inc.*	25,400	2,132,838
Intuit, Inc.	44,600	11,658,886
Microsoft Corp.	1,329,500	156,801,230
Oracle Corp.	441,595	23,718,067
Red Hat, Inc.*	30,300	5,535,810
salesforce.com, Inc.*	131,300	20,793,981
Symantec Corp.	108,911	2,503,864
Synopsys, Inc.*	25,600	2,947,840
		262,480,000
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	12,560	2,141,857
AutoZone, Inc.*	4,410	4,516,369
Best Buy Co., Inc.	41,425	2,943,661
CarMax, Inc.*(a)	30,800	2,149,840
Foot Locker, Inc.	20,900	1,266,540
Gap, Inc. (The)	37,187	973,556
Home Depot, Inc. (The)	194,769	37,374,223
L Brands, Inc.	39,696	1,094,816
Lowe’s Cos., Inc.	137,775	15,082,229
O’Reilly Automotive, Inc.*	13,860	5,381,838
Ross Stores, Inc.	64,600	6,014,260
Tiffany & Co.(a)	18,500	1,952,675
TJX Cos., Inc. (The)	212,500	11,307,125
Tractor Supply Co.	21,200	2,072,512
Ulta Beauty, Inc.*	9,700	3,382,681
		97,654,182
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	775,215	147,252,089
Hewlett Packard Enterprise Co.	248,766	3,838,459
HP, Inc.	271,166	5,268,756
NetApp, Inc.	43,600	3,023,224
Seagate Technology PLC(a)	45,600	2,183,784
Western Digital Corp.	50,868	2,444,716
Xerox Corp.	36,002	1,151,344
		165,162,372
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.*	26,500	1,212,375
Hanesbrands, Inc.(a)	62,100	1,110,348
NIKE, Inc. (Class B Stock)	218,400	18,391,464
PVH Corp.	13,300	1,621,935

A139

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Ralph Lauren Corp.	9,500	$ 1,231,960
Tapestry, Inc.	50,300	1,634,247
Under Armour, Inc. (Class A Stock)* (a)	31,200	659,568
Under Armour, Inc. (Class C Stock)* (a)	33,303	628,428
VF Corp.	55,744	4,844,711
		31,335,036
Tobacco — 1.0%
Altria Group, Inc.	324,900	18,659,007
Philip Morris International, Inc.	267,500	23,644,325
		42,303,332
Trading Companies & Distributors — 0.2%
Fastenal Co.	49,650	3,192,991
United Rentals, Inc.*	14,500	1,656,625
W.W. Grainger, Inc.	8,020	2,413,459
		7,263,075
Water Utilities — 0.1%
American Water Works Co., Inc.(a)	31,400	3,273,764

Total Common Stocks (cost $1,280,750,697)		4,092,440,603
Exchange-Traded Funds — 0.3%
iShares Core S&P 500 ETF	27,000	7,683,120
SPDR S&P 500 ETF Trust(a)	14,000	3,954,720

Total Exchange-Traded Funds (cost $10,612,927)		11,637,840

Total Long-Term Investments (cost $1,291,363,624)		4,104,078,443
Short-Term Investments — 7.4%
Affiliated Mutual Funds — 7.3%
PGIM Core Ultra Short Bond Fund(w)	108,016,172	108,016,172
PGIM Institutional Money Market Fund (cost $199,232,827; includes $198,728,645 of cash collateral for securities on loan)(b)(w)	199,213,400	199,253,243

Total Affiliated Mutual Funds (cost $307,248,999)		307,269,415

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills
2.410%(n)	06/20/19(k)	5,800	$ 5,769,530
(cost $5,768,938)

Total Short-Term Investments (cost $313,017,937)			313,038,945

TOTAL INVESTMENTS—104.7% (cost $1,604,381,561)			4,417,117,388

Liabilities in excess of other assets(z) — (4.7)%			(197,417,201)

Net Assets — 100.0%			$ 4,219,700,187

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $195,286,795; cash collateral of $198,728,645 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
377	S&P 500 E-Mini Index	Jun. 2019	$53,492,530	$1,231,883
88	S&P 500 Stock Index	Jun. 2019	62,431,600	1,470,973
				$2,702,856
A140

STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$—	$5,769,530
A141

VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks
Aerospace & Defense — 4.6%
Airbus SE (France)	95,474	$ 12,665,217
Boeing Co. (The)	72,528	27,663,630
United Technologies Corp.	172,262	22,202,849
		62,531,696
Banks — 13.0%
Bank of America Corp.	1,261,554	34,806,275
BB&T Corp.	261,052	12,146,750
Citigroup, Inc.	485,257	30,192,690
JPMorgan Chase & Co.	494,230	50,030,903
PNC Financial Services Group, Inc. (The)	166,883	20,469,869
SunTrust Banks, Inc.	200,835	11,899,474
Wells Fargo & Co.	340,939	16,474,172
		176,020,133
Building Products — 1.3%
Johnson Controls International PLC	460,679	17,017,482
Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	81,459	15,639,313
Chemicals — 3.0%
DowDuPont, Inc.(a)	222,274	11,849,427
FMC Corp.	155,562	11,950,273
Linde PLC (United Kingdom)	98,888	17,397,366
		41,197,066
Communications Equipment — 3.4%
Cisco Systems, Inc.	634,691	34,266,967
Nokia OYJ (Finland), ADR(a)	2,003,708	11,461,210
		45,728,177
Consumer Finance — 2.7%
Capital One Financial Corp.	264,488	21,606,024
SLM Corp.	1,526,236	15,124,999
		36,731,023
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	490,306	28,991,794
Electric Utilities — 5.2%
American Electric Power Co., Inc.	426,768	35,741,820
Exelon Corp.	694,735	34,827,066
		70,568,886
Electrical Equipment — 1.0%
Emerson Electric Co.	205,302	14,057,028
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	139,817	6,091,827
Entertainment — 0.7%
Walt Disney Co. (The)	88,133	9,785,458
Equity Real Estate Investment Trusts (REITs) — 4.0%
American Campus Communities, Inc.	284,610	13,541,744
American Tower Corp.	132,904	26,190,062
Boston Properties, Inc.	102,876	13,773,039
		53,504,845
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 2.2%
Walmart, Inc.	306,505	$ 29,893,433
Food Products — 2.8%
Conagra Brands, Inc.	423,505	11,748,029
Mondelez International, Inc. (Class A Stock)	512,500	25,584,000
		37,332,029
Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	153,121	19,553,552
Health Care Providers & Services — 2.0%
Cigna Corp.	57,295	9,214,182
Laboratory Corp. of America Holdings*	112,606	17,226,466
		26,440,648
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	91,370	17,351,163
Household Products — 2.2%
Procter & Gamble Co. (The)	281,448	29,284,664
Insurance — 4.2%
Brighthouse Financial, Inc.*	238,431	8,652,661
Chubb Ltd.(a)	204,273	28,614,562
MetLife, Inc.	452,906	19,280,208
		56,547,431
Interactive Media & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	16,011	18,843,186
Media — 3.1%
Comcast Corp. (Class A Stock)	704,041	28,147,559
Fox Corp. (Class A Stock)*	—	12
Liberty Global PLC (United Kingdom) (Class C Stock)*	551,562	13,353,316
		41,500,887
Multi-Utilities — 1.5%
Ameren Corp.	283,577	20,857,088
Oil, Gas & Consumable Fuels — 9.1%
Anadarko Petroleum Corp.	168,117	7,645,961
Chevron Corp.	349,677	43,073,213
Noble Energy, Inc.(a)	591,507	14,627,968
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	440,791	27,589,109
Suncor Energy, Inc. (Canada)	598,657	19,414,447
Williams Cos., Inc. (The)	364,631	10,472,202
		122,822,900
Pharmaceuticals — 11.6%
Allergan PLC	93,931	13,752,438
AstraZeneca PLC (United Kingdom), ADR(a)	556,140	22,484,740
Bristol-Myers Squibb Co.	340,337	16,237,478
Elanco Animal Health, Inc.*	194,493	6,237,390
Eli Lilly & Co.(a)	242,190	31,426,574
Merck & Co., Inc.	359,127	29,868,593
Pfizer, Inc.(a)	862,380	36,625,279
		156,632,492
A142

VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail — 1.9%
Union Pacific Corp.(a)	153,781	$ 25,712,183
Semiconductors & Semiconductor Equipment — 2.9%
Broadcom, Inc.	79,244	23,829,463
Texas Instruments, Inc.	140,373	14,889,364
		38,718,827
Software — 3.2%
Microsoft Corp.	137,059	16,164,738
PTC, Inc.*	157,760	14,542,317
SAP SE (Germany), ADR(a)	111,361	12,857,741
		43,564,796
Specialty Retail — 2.5%
Lowe’s Cos., Inc.	144,585	15,827,720
Ross Stores, Inc.	197,922	18,426,538
		34,254,258
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	68,026	12,921,539
Textiles, Apparel & Luxury Goods — 1.1%
Tapestry, Inc.	453,875	14,746,399

Total Long-Term Investments (cost $944,501,505)		1,324,842,203
Short-Term Investments — 15.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	26,665,947	26,665,947
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $183,196,549; includes $182,814,623 of cash collateral for securities on loan)(b)(w)	183,167,661	$ 183,204,295

Total Short-Term Investments (cost $209,862,496)		209,870,242

TOTAL INVESTMENTS—113.5% (cost $1,154,364,001)		1,534,712,445

Liabilities in excess of other assets — (13.5)%		(182,613,976)

Net Assets — 100.0%		$ 1,352,098,469

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $178,179,376; cash collateral of $182,814,623 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A143

Glossary
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
The following abbreviations are used in the preceding Portfolio’s descriptions:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
ZAR	South African Rand

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A — Annual payment frequency for swaps
ABS — Asset-Backed Security
Aces — Alternative Credit Enhancements Securities
ADR — American Depositary Receipt
BABs — Build America Bonds
BROIS — Brazil Overnight Index Swap
CDX — Credit Derivative Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMS — Constant Maturity Swap
CVA — Certificate Van Aandelen (Bearer)
CVR — Contingent Value Rights
CVT — Convertible Security
EAFE — Europe, Australasia, Far East
EMTN — Euro Medium Term Note
EONIA — Euro Overnight Index Average
ETF — Exchange-Traded Fund
EURIBOR — Euro Interbank Offered Rate
FHLMC — Federal Home Loan Mortgage Corporation
GMTN — Global Medium Term Note
GO — General Obligation
IO — Interest Only (Principal amount represents notional)
JIBAR — Johannesburg Interbank Agreed Rate
L3 — Level 3
LIBOR — London Interbank Offered Rate
M — Monthly payment frequency for swaps
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
NASDAQ — National Association of Securities Dealers Automated Quotations
OTC — Over-the-counter
PIK — Payment-in-Kind
PO — Principal Only
PRFC — Preference Shares
Q — Quarterly payment frequency for swaps
REIT(s) — Real Estate Investment Trust(s)
RSP — Savings Shares
A144

Glossary (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
S — Semiannual payment frequency for swaps
S&P — Standard & Poor’s
SLM — Student Loan Mortgage
SPDR — Standard & Poor’s Depositary Receipts
STACR — Structured Agency Credit Risk
Strips — Separate Trading of Registered Interest and Principal of Securities
T — Swap payment upon termination
TBA — To Be Announced
TIPS — Treasury Inflation-Protected Securities
USAID — United States Agency for International Development
USOIS — United States Overnight Index Swap
UTS — Unit Trust Security
Other information regarding the Portfolios is available in each Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A145